UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116-5021
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2010

Date of reporting period: February 28, 2010

Item 1.	Reports to Stockholders

iShares Barclays Short Treasury Bond Fund | SHV | NYSE Arca
iShares Barclays 1-3 Year Treasury Bond Fund | SHY | NYSE Arca
iShares Barclays 3-7 Year Treasury Bond Fund | IEI | NYSE Arca
iShares Barclays 7-10 Year Treasury Bond Fund | IEF | NYSE Arca
iShares Barclays 10-20 Year Treasury Bond Fund | TLH | NYSE Arca
iShares Barclays 20+ Year Treasury Bond Fund | TLT | NYSE Arca
iShares Barclays TIPS Bond Fund | TIP | NYSE Arca
iShares S&P California AMT-Free Municipal Bond Fund | CMF | NYSE Arca
iShares S&P National AMT-Free Municipal Bond Fund | MUB | NYSE Arca
iShares S&P Short Term National AMT-Free Municipal Bond Fund | SUB | NYSE Arca
iShares S&P New York AMT-Free Municipal Bond Fund | NYF | NYSE Arca
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund | ISHG | NYSE Arca
iShares S&P/Citigroup International Treasury Bond Fund | IGOV | NYSE Arca

iShares®

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® BOND FUNDS

FEBRUARY 28, 2010

» Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Barclays Short Treasury Bond Fund I SHV I NYSE Arca iShares Barclays 1-3 Year Treasury Bond Fund I SHY I NYSE Arca iShares Barclays 3-7 Year Treasury Bond Fund I IEI I NYSE Arca iShares Barclays 7-10 Year Treasury Bond Fund I IEF I NYSE Arca iShares Barclays 10-20 Year Treasury Bond Fund I TLH I NYSE Arca iShares Barclays 20+ Year Treasury Bond Fund I TLT I NYSE Arca iShares Barclays TIPS Bond Fund I TIP I NYSE Arca iShares S&P California AMT-Free Municipal Bond Fund I CMF I NYSE Arca iShares S&P National AMT-Free Municipal Bond Fund I MUB I NYSE Arca iShares S&P Short Term National AMT-Free Municipal Bond Fund I SUB I NYSE Arca iShares S&P New York AMT-Free Municipal Bond Fund I NYF I NYSE Arca iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund I ISHG I NYSE Arca iShares S&P/Citigroup International Treasury Bond Fund I IGOV I NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS TREASURY BOND FUNDS

Performance as of February 28, 2010

	Average Annual Total Returns

	Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barlcays Short Treasury	0.27%	0.27%	0.45%	–	–	–	2.56%	2.57%	2.66%
Barclays 1-3 Year Treasury	1.94%	1.85%	2.20%	4.18%	4.18%	4.29%	3.33%	3.33%	3.46%
Barclays 3-7 Year Treasury	2.52%	2.37%	2.84%	–	–	–	7.20%	7.18%	7.37%
Barclays 7-10 Year Treasury	0.87%	0.52%	1.37%	5.75%	5.73%	5.84%	5.46%	5.43%	5.48%
Barclays 10-20 Year Treasury	1.76%	1.31%	2.01%	–	–	–	6.89%	6.82%	6.89%
Barclays 20+ Year Treasury	(5.85)%	(6.28)%	(5.67)%	4.90%	4.83%	4.99%	6.12%	6.06%	6.20%
Barclays TIPS	12.00%	11.54%	12.24%	4.67%	4.65%	4.81%	5.11%	5.10%	5.26%

	Cumulative Total Returns

	Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	0.27%	0.27%	0.45%	–	–	–	8.28%	8.34%	8.64%
Barclays 1-3 Year Treasury	1.94%	1.85%	2.20%	22.70%	22.74%	23.39%	28.28%	28.29%	29.55%
Barclays 3-7 Year Treasury	2.52%	2.37%	2.84%	–	–	–	24.51%	24.42%	25.13%
Barclays 7-10 Year Treasury	0.87%	0.52%	1.37%	32.24%	32.11%	32.84%	49.84%	49.55%	50.05%
Barclays 10-20 Year Treasury	1.76%	1.31%	2.01%	–	–	–	23.36%	23.12%	23.38%
Barclays 20+ Year Treasury	(5.85)%	(6.28)%	(5.67)%	27.02%	26.58%	27.54%	57.08%	56.48%	57.99%
Barclays TIPS	12.00%	11.54%	12.24%	25.63%	25.54%	26.48%	36.44%	36.42%	37.72%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Barclays 1-3 Year Treasury, iShares Barclays 7-10 Year Treasury and iShares Barclays 20+ Year Treasury Bond Funds; 1/5/07 for the iShares Barclays Short Treasury, iShares Barclays 3-7 Year Treasury and iShares Barclays 10-20 Year Treasury Bond Funds; and 12/4/03 for the iShares Barclays TIPS Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/26/02 for the iShares Barclays 1-3 Year Treasury, iShares Barclays 7-10 Year Treasury and iShares Barclays 20+ Year Treasury Bond Funds; 1/11/07 for the iShares Barclays Short Treasury, iShares Barclays 3-7 Year Treasury and iShares Barclays 10-20 Year Treasury Bond Funds; and 12/5/03 for the iShares Barclays TIPS Bond Fund), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

iShares Barclays Short Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays 1-3 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

iShares Barclays 3-7 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays 7-10 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

iShares Barclays 10-20 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays 20+ Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

iShares Barclays TIPS Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Barclays Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 0.27%, while the total return for the Index was 0.45%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.18%

Short-Term and Other Net Assets	0.82

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 2.13%, 04/30/10	5.96%

U.S. Treasury Notes, 4.00%, 04/15/10	5.82

U.S. Treasury Notes, 4.50%, 05/15/10	5.78

U.S. Treasury Notes, 3.88%, 05/15/10	5.72

U.S. Treasury Notes, 2.63%, 05/31/10	5.51

TOTAL	28.79%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 1.94%, while the total return for the Index was 2.20%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.17%

Short-Term and Other Net Assets	0.83

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/10

Security	Percentage of Net Assets
U.S. Treasury Notes, 1.75%, 08/15/12	3.80%

U.S. Treasury Notes, 0.88%, 02/28/11	3.70

U.S. Treasury Notes, 1.75%, 11/15/11	3.15

U.S. Treasury Notes, 1.13%, 12/15/12	3.07

U.S. Treasury Notes, 1.38%, 03/15/12	3.00

TOTAL	16.72%

The iShares Barclays 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 2.52%, while the total return for the Index was 2.84%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.30%

Short-Term and Other Net Assets	0.70

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/10

Security	Percentage of Net Assets
U.S. Treasury Notes, 4.25%, 08/15/14	10.93%

U.S. Treasury Notes, 3.13%, 10/31/16	8.08

U.S. Treasury Notes, 4.75%, 05/15/14	6.34

U.S. Treasury Notes, 2.75%, 02/28/13	6.19

U.S. Treasury Notes, 3.25%, 07/31/16	5.93

TOTAL	37.47%

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 0.87%, while the total return for the Index was 1.37%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.62%

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/10

Security	Percentage of Net Assets
U.S. Treasury Notes, 3.63%, 08/15/19	14.23%

U.S. Treasury Notes, 3.13%, 05/15/19	11.08

U.S. Treasury Notes, 3.38%, 11/15/19	10.93

U.S. Treasury Notes, 2.75%, 02/15/19	10.43

U.S. Treasury Notes, 4.50%, 05/15/17	9.10

TOTAL	55.77%

The iShares Barclays 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 1.76%, while the total return for the Index was 2.01%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.10%

Short-Term and Other Net Assets	0.90

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/10

Security	Percentage of Net Assets
U.S. Treasury Bonds, 7.88%, 02/15/21	16.70%

U.S. Treasury Bonds, 8.00%, 11/15/21	10.83

U.S. Treasury Bonds, 5.50%, 08/15/28	10.60

U.S. Treasury Bonds, 6.50%, 11/15/26	10.20

U.S. Treasury Bonds, 6.25%, 08/15/23	8.41

TOTAL	56.74%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was (5.85)%, while the total return for the Index was (5.67)%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.98%

Short-Term and Other Net Assets	1.02

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/10

Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.38%, 11/15/39	15.14%

U.S. Treasury Bonds, 4.50%, 08/15/39	13.94

U.S. Treasury Bonds, 4.25%, 05/15/39	11.78

U.S. Treasury Bonds, 4.50%, 02/15/36	8.84

U.S. Treasury Bonds, 3.50%, 02/15/39	7.44

TOTAL	57.14%

The iShares Barclays TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 12.00%, while the total return for the Index was 12.24%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.52%

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/10

Security	Percentage of Net Assets
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	5.61%

U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	5.36

U.S. Treasury Inflation-Indexed Bonds, 3.00%, 07/15/12	5.33

U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	4.88

U.S. Treasury Inflation-Indexed Bonds, 1.88%, 07/15/13	4.78

TOTAL	25.96%

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

Performance for U.S. Treasury securities was mixed, but generally advanced for the reporting period. Short-term Treasury yields were relatively steady as the Federal Reserve held short-term interest rates unchanged throughout the period, while intermediate- and long-term Treasury yields rose, leading to negative returns for Treasury bonds with the longest maturities. In contrast, Treasury inflation-protected securities (TIPS) posted double-digit gains for the reporting period.

The Treasury market experienced modest returns in the context of the improving U.S. economy. Although the economy contracted in the first two quarters of 2009, signs of economic stabilization began to appear in the last half of the year as the U.S. government took actions to stimulate economic activity and stabilize the financial sector. Steep declines in consumer spending, manufacturing, and housing slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

However, there were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

Despite evidence of economic recovery, the Federal Reserve kept short-term interest rates in a historically low range of 0% to 0.25% throughout the reporting period. As a result, short-term Treasury yields remained relatively low – the two-year Treasury note yield fell from 1.00% to 0.81% during the reporting period. However, concerns that the economic recovery would lead to higher inflation helped spur intermediate- and long-term Treasury yields to rise, with the 10-year Treasury yield climbing from 3.02% to 3.61% and the 30-year Treasury yield increasing from 3.71% to 4.55%.

Another factor weighing on the Treasury market was the federal government’s increased issuance of Treasury securities during the reporting period. A massive economic stimulus package was approved in early 2009, and the government’s efforts to support the financial sector during the credit crisis led to a sizable increase in the federal budget deficit, necessitating the issuance of more Treasury securities.

The best performers in the Treasury market were TIPS. The consumer price index rose by 2.1% for the reporting period, which although modest by historical standards, was considerably higher than the 0.2% increase for the previous 12 months. Rising inflation, coupled with increased economic activity that could potentially lead to an even higher inflation rate, boosted demand for TIPS, leading to their strong performance during the period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance as of February 28, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P California AMT-Free Municipal	7.74%	7.26%	7.84%	4.63%	4.72%	3.88%	11.51%	11.74%	9.59%
S&P National AMT-Free Municipal	8.27%	7.89%	9.27%	4.91%	4.95%	4.64%	12.63%	12.73%	11.91%
S&P Short Term National AMT-Free Municipal	3.72%	3.32%	4.38%	5.15%	5.23%	5.46%	6.85%	6.95%	7.26%
S&P New York AMT-Free Municipal	8.52%	6.65%	9.64%	4.87%	4.87%	5.12%	12.12%	12.13%	12.76%

Total returns for the periods since inception are calculated from the inception date of each Fund (9/7/07 for the iShares S&P National AMT-Free Municipal Bond Fund; 10/4/07 for the iShares S&P California AMT-Free Municipal and iShares S&P New York AMT-Free Municipal Bond Funds; and 11/5/08 for the iShares S&P Short Term National AMT-Free Municipal Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/10/07 for the iShares S&P National AMT-Free Municipal Bond Fund; 10/5/07 for the iShares S&P California AMT-Free Municipal and iShares S&P New York AMT-Free Municipal Bond Funds; and 11/7/08 for the iShares S&P Short Term National AMT-Free Municipal Bond Fund), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares S&P California AMT-Free Municipal Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

iShares S&P National AMT-Free Municipal Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Short Term National AMT-Free Municipal Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

iShares S&P New York AMT-Free Municipal Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment-grade segment of the California municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 7.74%, while the total return for the Index was 7.84%.

BOND CREDIT QUALITY As of 2/28/10
S&P Credit Rating	Percentage of Total Investments *
AAA	24.86%
AA+	3.06
AA	13.02
AA-	21.32
A+	11.13
A	3.13
A-	19.23
BBB+	2.44
Not Rated	1.81

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
California State, General Obligations Unlimited, 5.50%, 11/01/39	3.84%

San Diego Unified School District, General Obligations Unlimited, Series F-1 (AGM Insured), 4.50%, 07/01/29	2.77

California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12, 5.38%, 05/01/17	2.76

California Statewide Communities Development Authority Revenue, 5.00%, 06/15/13	2.73

University of California Revenue, Series J (AGM Insured), 4.50%, 05/15/35	2.30

Bakersfield Wastewater Revenue, Series A (AGM Insured), 5.00%, 09/15/32	2.02

Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured), 4.50%, 01/01/28	1.80

Bay Area Toll Authority Toll Bridge Revenue, Series F 5.00%, 04/01/31	1.80

Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC), 5.00%, 08/01/32	1.65

California State Economic Recovery, General Obligations Unlimited, Series A, 5.00%, 07/01/22	1.57

TOTAL	23.24%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment-grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 8.27%, while the total return for the Index was 9.27%.

BOND CREDIT QUALITY As of 2/28/10
S&P Credit Rating	Percentage of Total Investments *
AAA	33.16%

AA+	8.31

AA	15.88

AA-	14.26

A+	8.34

A	4.01

A-	9.30

BBB+	2.41

BBB	0.55

BBB-	2.29

Not Rated	1.49

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
California State, General Obligations Unlimited, 6.00%, 04/01/38	1.21%

Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured), 4.50%, 08/15/35	1.01

North Carolina State, General Obligations Unlimited, 5.00%, 03/01/12	1.00

California State, General Obligations Unlimited, 5.00%, 10/01/29	0.97

Oregon State, General Obligations Unlimited, Series A, 4.50%, 08/01/32	0.94

Illinois State, General Obligations Unlimited, Series B, 5.00%, 03/01/13	0.90

Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A, 5.00%, 01/01/38	0.90

Regional Transportation District Sales Tax Revenue, Series A (AGM Insured), 4.50%, 11/01/34	0.88

North Carolina State, General Obligations Unlimited, Series B, 5.00%, 04/01/13	0.80

New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured), 5.00%, 04/01/14	0.77

TOTAL	9.38%

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the short-term investment-grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 3.72%, while the total return for the Index was 4.38%.

BOND CREDIT QUALITY As of 2/28/10
S&P Credit Rating	Percentage of Total Investments *
AAA	34.85%

AA+	7.15

AA	16.74

AA-	12.70

A+	7.62

A	6.20

A-	8.52

BBB+	1.38

BBB	0.80

BBB-	1.16

Not Rated	2.88

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets

California State, General Obligations Unlimited, 5.00%, 03/01/14	1.87%

Massachusetts State, General Obligations Limited, Series C, 5.00%, 09/01/12	1.73

Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured), 5.00%, 10/01/11	1.65

California Statewide Communities Development Authority Revenue, 5.00%, 06/15/13	1.62

North Texas Tollway Authority Revenue, Series E-2, 5.25%, 01/01/12	1.16

Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 5.00%, 07/01/10	1.06

New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13, 5.00%, 06/15/24	1.04

Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured), 5.50%, 03/30/10	1.01

Henry County School District, General Obligations Unlimited, Series A (State Aid Withholding Insured), 5.00%, 04/01/12	1.01

Southern California Public Power Authority Revenue, 6.75%, 07/01/10	1.01

TOTAL	13.16%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P New York AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment-grade segment of the New York municipal bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 8.52%, while the total return for the Index was 9.64%.

BOND CREDIT QUALITY As of 2/28/10
S&P Credit Rating	Percentage of Total Investments *

AAA	37.06%

AA+	6.79

AA	19.45

AA-	18.16

A+	4.16

A	8.35

A-	2.88

BBB-	0.47

Not Rated	2.68

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets

New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A, 5.00%, 06/15/39	3.77%

New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13, 5.25%, 06/01/28	2.79

New York State Dormitory Authority Revenue, Series A (AGM/FHA Insured), 5.25%, 08/15/15	2.63

Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured), 5.00%, 11/15/30	2.41

Long Island Power Authority Revenue, Series A Prerefunded 09/01/11, 5.38%, 09/01/25	2.37

New York State Urban Development Corp., Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11, 5.25%, 01/01/30	2.31

Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13, 5.00%, 11/15/27	2.13

New York State Dormitory Authority Revenue, Series D (NPFGC Insured), 5.25%, 10/01/23	1.86

New York City, General Obligations Unlimited, Series A-1, 5.00%, 08/01/17	1.68

New York City Transitional Finance Authority Revenue, Subseries A-1, 5.00%, 08/01/20	1.63

TOTAL	23.58%

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

Municipal bonds posted solid gains for the reporting period despite a challenging fiscal environment. As the period began, the U.S. economy was in the midst of one of its worst downturns since the Great Depression. By mid-2009, however, signs of economic stabilization began to appear as the U.S. government took actions to stimulate economic activity and stabilize the financial sector. Steep declines in consumer spending, manufacturing, and housing slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

There were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

At the beginning of the reporting period, a broad sell-off in the municipal bond market caused municipal yields – which are typically lower than Treasury bond yields because interest on municipal bonds is tax free – to rise above those of Treasury securities of comparable maturity. As economic conditions improved, however, investors began to shift back into credit-related securities, including municipal bonds, and renewed demand provided a boost to the municipal market. By the end of the reporting period, municipal yields were back down to more historically normal levels versus Treasury securities.

Despite evidence of a budding economic recovery, tax revenues for many states and municipalities remained on a downward trajectory throughout the reporting period, leading to further budget challenges. This was especially true in California and New York, which faced dramatic budget shortfalls. Rapid declines in tax revenues in California led to credit rating downgrades that made it the lowest-rated state in the nation and its government continues to consider a plan to eliminate a $20 billion deficit for the upcoming fiscal year. Concerns about the state’s fiscal situation and credit rating led to a modest underperformance in California municipal bonds during the reporting period.

In New York, lower tax revenues from a still-challenged financial sector and changes in Wall Street compensation contributed to a state budget deficit of $9 billion for the upcoming fiscal year. The state is developing a five-year plan to eliminate its structural imbalances and institute a more effective process to bring revenues in line with expenses.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

Performance as of February 28, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P/Citigroup 1-3 Year International Treasury	11.84%	10.72%	12.50%	7.53%	7.44%	8.18%	8.37%	8.27%	9.12%
S&P Citigroup International Treasury	13.85%	12.88%	14.63%	9.18%	9.17%	9.91%	10.21%	10.20%	11.06%

Total returns for the period since inception are calculated from the inception date of each Fund (1/21/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/23/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

iShares S&P/Citigroup International Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex US 1-3 YearTM (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 11.84%, while the total return for the Index was 12.50%.

BOND CREDIT QUALITY As of 2/28/10
S&P Credit Rating	Percentage of Total Investments *
AAA	40.60%

AA+	8.89

AA	25.09

A+	11.48

BBB+	4.85

Not Rated	9.09

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Japan (Government of), 1.40%, 06/20/12	11.21%

Japan (Government of), 1.20%, 06/20/11	7.82

Italy (Republic of), 3.75%, 09/15/11	7.24

Germany (Federal Republic of), 3.50%, 10/14/11	6.55

France (Republic of), 4.50%, 07/12/12	5.69

Germany (Federal Republic of), 5.00%, 07/04/12	4.60

Hellenic Republic, 3.90%, 08/20/11	4.60

Spain (Kingdom of), 5.00%, 07/30/12	4.49

Netherlands (Kingdom of), 5.00%, 07/15/12	4.48

Belgium (Kingdom of), 5.00%, 09/28/12	3.94

TOTAL	60.62%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

The iShares S&P/Citigroup International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex USTM (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 13.85%, while the total return for the Index was 14.63%.

BOND CREDIT QUALITY As of 2/28/10
S&P Credit Rating	Percentage of Total Investments *
AAA	38.91%

AA+	9.57

AA	25.72

A+	12.58

BBB+	4.67

Not Rated	8.55

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Japan (Government of), 1.70%, 06/20/18	8.38%

Japan (Government of), 1.50%, 03/20/14	7.86

France (Republic of), 5.00%, 10/25/16	6.79

Germany (Federal Republic of), 3.75%, 01/04/15	4.64

Italy (Republic of), 5.00%, 02/01/12	4.47

Hellenic Republic, 4.60%, 07/20/18	3.45

Austria (Republic of), 3.40%, 10/20/14	3.43

Portugal (Republic of), 5.45%, 09/23/13	3.17

Netherlands (Kingdom of), 3.75%, 01/15/23	2.81

Japan (Government of), 1.30%, 06/20/12	2.72

TOTAL	47.72%

International government bonds in developed markets posted double-digit gains for the reporting period amid a rapidly changing global economic environment. At the beginning of the reporting period, countries around the world were facing one of the worst economic downturns since the Great Depression. In addition, the global financial system remained under pressure as tight lending standards –resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets. In this environment, global interest rates continued to fall, leading to higher prices on international bonds.

By mid-2009, however, signs of economic stabilization began to appear, attributable in part to coordinated actions by governments worldwide to stimulate economic activity and shore up the financial sector. After more than a year of contraction, the economies of the U.S., Germany, France and Japan generated positive growth in the third quarter of 2009. By the end of the reporting period, as economic conditions improved, central banks in Australia and Norway raised short-term interest rates. These were the first developed countries to begin removing their accommodative monetary policy. For the most part, however, interest rates remained relatively low worldwide, helping international bonds sustain their positive returns.

Another factor contributing to the positive performance of international bonds was a decline in the U.S. dollar, which boosted foreign bond returns for U.S. investors. The dollar depreciated by 7% versus the euro and 8.5% against the Japanese yen, but it fell by even more versus the currencies of countries that were less susceptible to the global economic downturn, including Australia, Norway, and Canada. The dollar’s broad decline reflected a substantial widening of the fiscal deficit in the U.S., which in turn led to increased issuance of U.S. Treasury debt, as well as expectations that the U.S. central bank would keep interest rates at historically low levels for an extended period of time.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

International bonds gave back some of their gains over the last few months of the reporting period. Bond yields rose around the globe amid strong economic data, particularly in the U.S. and U.K., and concerns about growing fiscal deficits in Europe. In addition, financial difficulties in Greece led to speculation about a potential default on the country’s sovereign debt, and these worries spread to other European countries facing near-term fiscal challenges, including Ireland, Portugal, and Spain.

For the full reporting period, the best-performing bond markets included several smaller European countries, such as Ireland and Austria, as well as Italy. Japan, the Fund’s largest country weighting throughout the reporting period, was one of the weaker-performing bond markets.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/09)	Ending Account Value (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/09 to 2/28/10)
Barclays Short Treasury
Actual	$1,000.00	$1,000.50	0.15%	$0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 1-3 Year Treasury
Actual	1,000.00	1,011.20	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 3-7 Year Treasury
Actual	1,000.00	1,023.30	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 7-10 Year Treasury
Actual	1,000.00	1,013.40	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (9/1/09)	Ending Account Value (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/09 to 2/28/10)
Barclays 10-20 Year Treasury
Actual	$1,000.00	$1,008.60	0.15%	$0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 20+ Year Treasury
Actual	1,000.00	971.80	0.15	0.73
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays TIPS
Actual	1,000.00	1,043.40	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
S&P California AMT-Free Municipal
Actual	1,000.00	1,030.00	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P National AMT-Free Municipal
Actual	1,000.00	1,031.50	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P Short Term National AMT-Free Municipal
Actual	1,000.00	1,018.10	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P New York AMT-Free Municipal
Actual	1,000.00	1,033.00	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P/Citigroup 1-3 Year International Treasury
Actual	1,000.00	987.80	0.35	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76
S&P/Citigroup International Treasury
Actual	1,000.00	992.00	0.35	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

February 28, 2010

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.18%
U.S. Treasury Notes
0.88%, 12/31/10	$36,050,000	$36,219,075
0.88%, 01/31/11	31,494,000	31,654,305
1.25%, 11/30/10	59,325,000	59,756,291
1.50%, 11/01/10	51,625,000	52,049,357
1.75%, 03/31/10	94,325,000	94,450,455
2.00%, 09/30/10	94,267,000	95,230,412
2.13%, 04/30/10	114,625,000	115,006,701
2.38%, 08/31/10	103,775,000	104,900,949
2.63%, 05/31/10	105,525,000	106,182,422
2.75%, 07/30/10	103,425,000	104,548,195
2.88%, 06/30/10	104,650,000	105,606,502
3.63%, 06/15/10	104,300,000	105,346,135
3.88%, 05/15/10	109,375,000	110,224,853
3.88%, 07/15/10[a]	104,300,000	105,757,074
3.88%, 09/15/10	92,502,000	94,334,474
4.00%, 03/15/10	598,000	598,867
4.00%, 04/15/10	111,650,000	112,188,155
4.13%, 08/15/10	102,025,000	103,874,717
4.25%, 10/15/10	92,179,000	94,502,836
4.25%, 01/15/11	26,935,200	27,864,195
4.38%, 12/15/10	12,250,000	12,647,267
4.50%, 05/15/10	110,425,000	111,418,835
4.50%, 11/15/10	24,150,000	24,871,119
5.75%, 08/15/10	100,450,000	103,025,541

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,911,996,546)		1,912,258,732

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.62%

MONEY MARKET FUNDS – 5.62%
BlackRock Cash Funds: Government,
SL Agency Shares
0.10%[b,c,d]	101,920,000	$101,920,000
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.10%[b,c]	6,501,328	6,501,328

		108,421,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,421,328)		108,421,328

TOTAL INVESTMENTS
IN SECURITIES – 104.80%
(Cost: $2,020,417,874)		2,020,680,060

Other Assets, Less Liabilities – (4.80)%		(92,540,058)

NET ASSETS – 100.00%		$1,928,140,002

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

February 28, 2010

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.17%
U.S. Treasury Notes
0.75%, 11/30/11	$145,126,000	$145,337,900
0.75%, 02/29/12	150,388,000	150,594,024
0.88%, 02/28/11	306,998,000	308,582,107
0.88%, 03/31/11	119,100,000	119,756,235
0.88%, 04/30/11	114,519,000	115,155,734
0.88%, 05/31/11	206,175,000	207,407,927
0.88%, 01/31/12	150,388,000	150,702,311
1.00%, 07/31/11	183,259,000	184,602,305
1.00%, 08/31/11	212,591,000	214,057,899
1.00%, 09/30/11	238,280,000	239,847,875
1.00%, 10/31/11	51,408,000	51,731,355
1.00%, 12/31/11	55,020,000	55,297,295
1.13%, 06/30/11	153,014,000	154,420,197
1.13%, 12/15/11	73,360,000	73,936,610
1.13%, 01/15/12	168,597,000	169,788,994
1.13%, 12/15/12	256,760,000	255,994,863
1.38%, 02/15/12	219,924,000	222,459,741
1.38%, 03/15/12	247,422,000	250,175,804
1.38%, 04/15/12	247,422,000	250,106,507
1.38%, 05/15/12	230,924,000	233,272,492
1.38%, 09/15/12	195,546,000	196,889,380
1.38%, 10/15/12	162,476,000	163,455,725
1.38%, 11/15/12	236,826,000	237,950,919
1.38%, 01/15/13	229,250,000	229,868,968
1.38%, 02/15/13	210,910,000	211,230,583
1.50%, 07/15/12[a]	210,757,000	213,319,811
1.75%, 11/15/11	258,442,000	263,298,120
1.75%, 08/15/12	311,583,000	316,945,347
1.88%, 06/15/12	230,924,000	235,757,244
2.88%, 01/31/13[a]	73,360,000	76,738,969
3.38%, 11/30/12	68,850,000	72,956,206
3.63%, 12/31/12	110,040,000	117,425,883
4.00%, 11/15/12[a]	100,870,000	108,561,329
4.13%, 08/31/12	17,442,000	18,770,032
4.25%, 09/30/12	77,868,000	84,126,259
4.50%, 02/28/11	126,434,000	131,649,403
4.50%, 09/30/11[a]	180,512,000	191,734,437
4.50%, 11/30/11	137,432,000	146,659,181
4.50%, 03/31/12	22,862,000	24,585,111
4.63%, 08/31/11[a]	185,093,000	196,502,134

Security	Shares or Principal	Value
4.63%, 10/31/11	$146,598,000	$156,386,363
4.63%, 12/31/11	146,598,000	157,081,213
4.63%, 02/29/12	22,862,000	24,603,856
4.63%, 07/31/12	98,864,000	107,453,315
4.75%, 03/31/11	130,101,000	136,272,995
4.75%, 01/31/12	137,432,000	147,964,790
4.75%, 05/31/12	50,360,000	54,652,184
4.88%, 04/30/11	1,706,000	1,794,968
4.88%, 05/31/11	127,351,000	134,455,925
4.88%, 07/31/11	68,688,000	72,981,686
5.00%, 02/15/11	201,593,000	210,602,195
5.00%, 08/15/11	74,950,000	79,917,685
5.13%, 06/30/11	191,512,000	203,481,500

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,210,311,041)		8,279,301,891

SHORT-TERM INVESTMENTS – 2.91%

MONEY MARKET FUNDS – 2.91%
BlackRock Cash Funds: Government,
SL Agency Shares
0.10%[b,c,d]	230,479,950	230,479,950
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.10%[b,c]	12,460,585	12,460,585

		242,940,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,940,535)		242,940,535

TOTAL INVESTMENTS IN SECURITIES – 102.08%
(Cost: $8,453,251,576)		8,522,242,426
Other Assets, Less Liabilities – (2.08)%		(173,758,020)

NET ASSETS – 100.00%		$8,348,484,406

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

February 28, 2010

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.30%
U.S. Treasury Notes
1.75%, 01/31/14[a]	$7,998,000	$7,986,403
1.88%, 04/30/14	27,595,000	27,558,298
2.13%, 11/30/14[a]	6,075,000	6,065,705
2.38%, 10/31/14[a]	43,993,000	44,472,526
2.50%, 03/31/13	6,075,000	6,286,592
2.63%, 06/30/14[a]	33,994,000	34,896,880
2.63%, 07/31/14[a]	39,993,000	41,020,023
2.63%, 12/31/14[a]	20,898,000	21,301,123
2.63%, 04/30/16	36,154,000	35,857,537
2.75%, 02/28/13[a]	54,060,000	56,339,712
3.00%, 02/28/17	3,888,000	3,879,796
3.13%, 10/31/16	72,788,000	73,577,743
3.13%, 01/31/17	51,840,000	52,197,701
3.25%, 06/30/16[a]	18,237,000	18,696,389
3.25%, 07/31/16[a]	52,711,000	53,986,074
3.25%, 12/31/16	11,178,000	11,351,482
3.38%, 06/30/13	10,238,000	10,869,991
3.63%, 05/15/13[a]	6,878,000	7,357,328
3.88%, 02/15/13	18,903,000	20,334,335
4.00%, 02/15/15[a]	28,075,000	30,426,001
4.13%, 05/15/15[a]	6,239,000	6,792,524
4.25%, 08/15/13[a]	43,993,000	48,034,196
4.25%, 11/15/13	14,377,000	15,732,034
4.25%, 08/15/14[a]	90,625,000	99,447,345
4.25%, 11/15/14[a]	43,433,000	47,611,252
4.25%, 08/15/15[a]	41,913,000	45,800,012
4.75%, 05/15/14[a]	51,671,000	57,680,336
5.13%, 05/15/16[a]	15,997,000	18,185,709

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $889,811,961)		903,745,047

Security	Shares	Value
SHORT-TERM INVESTMENTS – 26.58%

MONEY MARKET FUNDS – 26.58%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.17%[b,c,d]	203,825,820	$203,825,820
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[b,c,d]	32,756,990	32,756,990
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.10%[b,c]	5,276,173	5,276,173

		241,858,983

TOTAL SHORT-TERM INVESTMENTS
(Cost: $241,858,983)		241,858,983

TOTAL INVESTMENTS IN SECURITIES – 125.88%
(Cost: $1,131,670,944)		1,145,604,030
Other Assets, Less Liabilities – (25.88)%		(235,511,535)

NET ASSETS – 100.00%		$910,092,495

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

February 28, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.62%
U.S. Treasury Notes
2.75%, 02/15/19[a]	$300,374,000	$283,378,848
3.13%, 05/15/19[a]	310,734,000	300,964,532
3.38%, 11/15/19[a]	302,270,000	297,010,508
3.63%, 08/15/19[a]	384,716,000	386,654,930
3.63%, 02/15/20	76,245,000	76,447,816
3.75%, 11/15/18[a]	165,132,000	169,019,214
3.88%, 05/15/18[a]	224,320,000	233,180,634
4.00%, 08/15/18[a]	152,690,000	159,631,285
4.25%, 11/15/17[a]	108,016,000	115,846,081
4.50%, 05/15/17[a]	225,800,000	247,194,530
4.63%, 02/15/17[a]	175,958,000	194,387,839
4.75%, 08/15/17[a]	219,288,000	243,396,529

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,663,580,508)		2,707,112,746

SHORT-TERM INVESTMENTS – 25.90%

MONEY MARKET FUNDS – 25.90%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.17%[b,c,d]	583,947,909	583,947,909
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[b,c,d]	93,846,679	93,846,679
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.10%[b,c]	25,959,504	25,959,504

		703,754,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $703,754,092)		703,754,092

TOTAL INVESTMENTS
IN SECURITIES – 125.52%
(Cost: $3,367,334,600)		3,410,866,838
Other Assets, Less Liabilities – (25.52)%		(693,564,187)

NET ASSETS – 100.00%		$2,717,302,651

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

February 28, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.10%
U.S. Treasury Bonds
5.25%, 11/15/28	$2,448,000	$2,721,197
5.25%, 02/15/29	5,880,000	6,534,679
5.50%, 08/15/28	24,360,000	27,855,903
6.00%, 02/15/26[a]	6,432,000	7,721,745
6.13%, 11/15/27	1,104,000	1,348,779
6.13%, 08/15/29[a]	4,632,000	5,695,970
6.25%, 08/15/23	18,096,000	22,110,055
6.38%, 08/15/27	14,400,000	18,031,968
6.50%, 11/15/26[a]	21,216,000	26,823,389
6.63%, 02/15/27[a]	14,400,000	18,439,488
7.25%, 08/15/22	7,200,000	9,521,208
7.50%, 11/15/24	1,800,000	2,460,330
7.63%, 02/15/25[a]	15,288,000	21,139,481
7.88%, 02/15/21	32,064,000	43,902,669
8.00%, 11/15/21[a]	20,520,000	28,473,141
8.13%, 05/15/21	1,920,000	2,676,902
8.75%, 05/15/20	3,240,000	4,651,733
8.75%, 08/15/20	7,200,000	10,363,824

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $261,698,458)		260,472,461

SHORT-TERM INVESTMENTS – 15.91%

MONEY MARKET FUNDS – 15.91%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.17%[b,c,d]	31,505,930	31,505,930
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[b,c,d]	5,063,340	5,063,340
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.10%[b,c]	5,259,738	5,259,738

		41,829,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,829,008)		41,829,008

Value
TOTAL INVESTMENTS IN SECURITIES – 115.01%
(Cost: $303,527,466)	$302,301,469
Other Assets, Less Liabilities – (15.01)%	(39,451,507)

NET ASSETS – 100.00%	$262,849,962

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

February 28, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.98%

U.S. Treasury Bonds
3.50%, 02/15/39[a]	$212,392,000	$177,279,359
4.25%, 05/15/39[a]	294,027,000	280,907,521
4.38%, 02/15/38[a]	129,710,000	127,185,845
4.38%, 11/15/39[a]	370,338,000	361,035,106
4.50%, 02/15/36[a]	209,521,000	210,771,840
4.50%, 05/15/38[a]	174,148,000	174,285,580
4.50%, 08/15/39[a]	333,836,000	332,383,820
4.63%, 02/15/40	141,210,000	143,415,695
4.75%, 02/15/37[a]	119,857,000	125,135,501
5.00%, 05/15/37[a]	122,469,000	132,813,964
5.38%, 02/15/31[a]	123,527,000	139,815,276
6.25%, 05/15/30[a]	123,527,000	154,451,989

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,512,723,384)		2,359,481,496

SHORT-TERM INVESTMENTS – 38.63%

MONEY MARKET FUNDS – 38.63%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[b,c,d]	768,986,765	768,986,765
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[b,c,d]	123,584,403	123,584,403
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[b,c]	28,283,967	28,283,967

		920,855,135

TOTAL SHORT-TERM INVESTMENTS (Cost: $920,855,135)		920,855,135

TOTAL INVESTMENTS IN SECURITIES – 137.61%
(Cost: $3,433,578,519)		3,280,336,631

Other Assets, Less Liabilities – (37.61)%		(896,459,206)

NET ASSETS – 100.00%		$2,383,877,425

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.

[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® BARCLAYS TIPS BOND FUND

February 28, 2010

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.52%

U.S. Treasury Inflation-Indexed Bonds
0.63%, 04/15/13[a]	$559,977,977	$574,064,923
1.25%, 04/15/14[a]	598,216,787	623,173,644
1.38%, 07/15/18[a]	543,154,487	547,737,353
1.38%, 01/15/20	391,820,178	389,065,193
1.63%, 01/15/15[a]	826,461,693	868,043,047
1.63%, 01/15/18[a]	592,457,964	610,509,418
1.75%, 01/15/28[a]	565,006,558	537,021,077
1.88%, 07/15/13[a]	904,040,592	961,390,667
1.88%, 07/15/15[a]	722,663,402	768,507,362
1.88%, 07/15/19[a]	592,935,594	617,579,479
2.00%, 04/15/12[a]	582,414,134	612,171,856
2.00%, 01/15/14[a]	918,607,992	981,044,629
2.00%, 07/15/14[a]	839,376,376	898,263,874
2.00%, 01/15/16[a]	701,999,761	748,726,620
2.00%, 01/15/26[a]	724,364,629	721,535,080
2.13%, 01/15/19[a]	545,535,079	580,398,180
2.13%, 02/15/40	204,857,551	205,273,668
2.38%, 04/15/11[a]	731,065,440	756,881,189
2.38%, 01/15/17[a]	621,584,490	675,390,398
2.38%, 01/15/25[a]	1,074,901,260	1,128,142,463
2.38%, 01/15/27[a]	586,563,196	611,767,084
2.50%, 07/15/16[a]	702,140,802	771,477,206
2.50%, 01/15/29[a]	550,852,646	586,055,573
2.63%, 07/15/17[a]	561,325,784	621,931,427
3.00%, 07/15/12[a]	989,681,736	1,071,021,204
3.38%, 01/15/12[a]	279,981,221	300,761,078
3.38%, 04/15/32[a]	224,502,113	274,453,832
3.63%, 04/15/28[a]	721,618,173	884,658,778
3.88%, 04/15/29[a]	846,181,810	1,078,352,944

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $19,277,620,761)		20,005,399,246

Security	Shares	Value
SHORT-TERM INVESTMENTS – 29.20%

MONEY MARKET FUNDS – 29.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	5,038,501,273	$5,038,501,273
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	809,741,080	809,741,080
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%[b,c]	20,397,364	20,397,364

		5,868,639,717

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,868,639,717)		5,868,639,717

TOTAL INVESTMENTS IN SECURITIES – 128.72% (Cost: $25,146,260,478)		25,874,038,963
Other Assets, Less Liabilities – (28.72)%		(5,773,206,305)

NET ASSETS – 100.00%		$20,100,832,658

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES – 97.12%

CALIFORNIA – 97.12%
Alameda County Joint Powers Authority Lease Revenue (AGM Insured)
5.00%, 12/01/34	$1,800,000	$1,835,838
Bakersfield Wastewater Revenue, Series A (AGM Insured)
5.00%, 09/15/32	4,000,000	4,057,679
Bay Area Governments Association Infrastructure Finance Authority Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/17	2,990,000	3,073,271
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/24	775,000	820,624
5.00%, 04/01/31	3,550,000	3,612,249
Bay Area Toll Authority Toll Bridge Revenue, Series F-1
5.00%, 04/01/39	650,000	659,912
5.50%, 04/01/18	2,100,000	2,203,299
California Educational Facilities Authority Revenue, Stanford University, Series T-1
5.00%, 03/15/39	300,000	340,053
California State Department of Water Resources Supply Revenue (NPFGC Insured)
5.00%, 12/01/23	1,000,000	1,085,100
California State Department of Water Resources Supply Revenue, Series A (AGM Insured)
5.25%, 05/01/11	625,000	659,394

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	$2,385,000	$2,623,738
5.50%, 05/01/15	1,000,000	1,082,220
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	2,500,000	2,779,225
California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	5,000,000	5,558,450
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	775,000	859,467
5.38%, 05/01/22	1,100,000	1,222,859
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/25	500,000	547,790
5.00%, 12/01/26	500,000	544,035
California State Department of Water Resources Supply Revenue, Series H (AGM Insured)
5.00%, 05/01/22	500,000	547,825
California State Department of Water Resources Supply Revenue, Series K
5.00%, 05/01/18	1,500,000	1,730,235

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	$2,125,000	$2,157,130
5.00%, 01/01/11	2,100,000	2,175,768
5.00%, 07/01/16	500,000	565,405
5.00%, 07/01/17	550,000	566,940
5.00%, 07/01/18	1,050,000	1,173,585
5.00%, 07/01/20	600,000	660,390
5.00%, 07/01/22	2,990,000	3,162,015
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/12	215,000	233,640
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,150,000	2,448,140
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/12	185,000	203,441
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
5.00%, 07/01/23	550,000	613,497
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	300,000	314,430
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 07/01/10
5.00%, 07/01/23	1,000,000	1,016,830
California State Public Works Board Lease Revenue
5.00%, 01/01/21	750,000	748,710
5.13%, 06/01/29	500,000	460,565
5.25%, 06/01/30	250,000	233,430

Security	Principal	Value
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 01/01/19	$500,000	$508,840
5.00%, 12/01/19	2,900,000	2,946,603
5.00%, 12/01/27	1,430,000	1,337,150
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	1,550,000	1,478,096
California State Public Works Board Lease Revenue, Series E
5.00%, 04/01/34	1,400,000	1,403,990
California State University Revenue, Series A (AGM Insured)
5.00%, 11/01/33	1,385,000	1,392,285
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	775,000	818,764
5.00%, 11/01/30	535,000	542,271
California State, General Obligations Unlimited
5.00%, 03/01/16	1,450,000	1,589,258
5.00%, 03/01/17	900,000	960,984
5.00%, 04/01/17	550,000	600,457
5.00%, 08/01/18	550,000	585,695
5.00%, 08/01/19	1,000,000	1,046,240
5.00%, 11/01/21	900,000	929,952
5.00%, 06/01/22	1,500,000	1,536,585
5.00%, 08/01/22	500,000	511,740
5.00%, 10/01/29	750,000	716,580
5.00%, 06/01/32	1,000,000	922,900
5.00%, 09/01/35	1,750,000	1,588,475
5.00%, 06/01/37	1,550,000	1,390,784
5.00%, 11/01/37	1,000,000	896,640
5.00%, 12/01/37	585,000	524,458
5.00%, 04/01/38	500,000	447,380
5.25%, 10/01/29	1,775,000	1,751,393
5.25%, 03/01/38	1,085,000	1,008,497
5.50%, 11/01/39	8,000,000	7,727,120
5.75%, 04/01/29	1,000,000	1,035,010
6.00%, 04/01/38	1,250,000	1,287,875
6.00%, 11/01/39	500,000	515,875

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	$550,000	$559,746
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,759,615
California State, General Obligations Unlimited Prerefunded 04/01/14 5.25%, 04/01/34	1,200,000	1,401,588
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	5,100,000	5,488,824
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/29	500,000	514,655
5.00%, 08/01/31	2,050,000	2,084,850
Desert Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/37	3,050,000	3,080,043
Eastern Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	2,900,000	2,975,284
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	529,335
5.00%, 07/01/33	500,000	505,410
5.00%, 07/01/35	580,000	583,898
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,442,070

Security	Principal	Value
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	$550,000	$557,535
Los Altos, California School District, General Obligations Unlimited, Series B Prerefunded 08/01/11
5.00%, 08/01/17	2,400,000	2,559,216
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	500,000	522,690
5.00%, 08/01/32	3,300,000	3,324,321
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	1,067,160
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 07/01/35	600,000	613,794
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	500,000	490,265
Los Angeles County Sanitation Districts Financing Authority Revenue, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	518,634
Los Angeles Department of Water & Power Revenue, Series A-A-1 (NPFGC Insured)
5.25%, 07/01/10	1,000,000	1,017,410
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	1,200,000	1,275,720

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured) 5.00%, 07/01/17	$200,000	$233,656
5.00%, 07/01/37	2,750,000	2,805,715
5.00%, 07/01/39	650,000	662,363
Los Angeles Department of Water & Power Waterworks Revenue, Series A 5.13%, 07/01/11	1,000,000	1,005,320
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-2 (AMBAC Insured) 5.00%, 07/01/35	850,000	868,012
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13 5.25%, 07/01/20	1,900,000	2,172,574
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (AGM Insured) 4.50%, 07/01/22	500,000	516,720
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured) 5.00%, 07/01/21	900,000	959,382
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured) 4.50%, 07/01/25	1,700,000	1,705,185
4.50%, 01/01/28	3,775,000	3,618,187
Los Angeles Unified School District, General Obligations Unlimited, Series B (AGM Insured) 4.75%, 07/01/19	2,000,000	2,145,820
Los Angeles Wastewater System Revenue, Series A 5.00%, 06/01/39	500,000	512,635

Security	Principal	Value
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured) 4.75%, 06/01/35	$1,000,000	$981,170
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A 5.00%, 09/01/23	1,500,000	1,581,075
5.00%, 09/01/25	500,000	519,670
Metropolitan Water District of Southern California Waterworks Revenue 5.75%, 08/10/18	500,000	590,115
Metropolitan Water District of Southern California Waterworks Revenue, Series B 5.00%, 07/01/21	900,000	1,018,872
Orange County Water District Certificates of Participation 5.00%, 08/15/39	885,000	892,965
Peralta, California Community College District, Election of 2006, General Obligations Unlimited, Series C 5.00%, 08/01/39	1,275,000	1,257,545
Riverside County Palm Desert Financing Authority Lease Revenue, Series A 6.00%, 05/01/22	1,000,000	1,105,020
Sacramento Area Flood Control Agency (BHAC Insured) 5.63%, 10/01/37	1,000,000	1,085,370
Sacramento County Sanitation District Financing Authority Revenue, Series A (AMBAC Insured) Prerefunded 12/01/14 5.00%, 12/01/35	600,000	704,130
Sacramento Municipal Utility District Electric Revenue, Series R (NPFGC Insured) 5.00%, 08/15/33	1,000,000	986,390

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Sacramento Municipal Utility District Electric Revenue, Series U (AGM Insured)
5.00%, 08/15/22	$1,000,000	$1,105,870
San Bernardino, California Community College District, General Obligations Unlimited, Series A
6.25%, 08/01/33	1,000,000	1,118,640
San Bernardino, California Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/31	550,000	561,495
San Diego County Water Authority Certificates of Participation, Series 2008 A (AGM Insured)
5.00%, 05/01/33	1,100,000	1,119,129
5.00%, 05/01/38	650,000	657,787
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	500,000	516,190
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/14	1,200,000	1,361,916
5.00%, 05/15/22	600,000	664,182
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	1,000,000	1,058,000
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	400,000	416,532
San Diego Unified School District, General Obligations Unlimited, Series F-1 (AGM Insured)
4.50%, 07/01/29	5,700,000	5,584,233
5.25%, 07/01/28	450,000	511,241

Security	Principal	Value
San Diego, California Community College District, General Obligations Unlimited (AGM Insured)
5.00%, 08/01/30	$550,000	$564,740
San Diego, California Public Facilities Financing Authority Water Revenue, Series A
5.25%, 08/01/38	1,000,000	1,029,470
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured)
4.75%, 07/01/23	1,000,000	1,002,690
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,064,400
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	500,000	496,935
San Francisco City & County Public Utilities Commission Revenue, Series A (AGM Insured)
4.50%, 11/01/31	1,000,000	971,600
4.75%, 11/01/36	1,100,000	1,086,811
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	500,000	522,180
San Jose, California Airport Revenue, Series D (NPFGC Insured)
5.00%, 03/01/28	550,000	550,391
San Jose, California Redevelopment Agency Tax Allocation, Series C (NPFGC Insured)
5.00%, 08/01/25	500,000	487,905

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/20	$550,000	$560,126
5.00%, 08/01/21	750,000	760,050
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	500,000	508,610
5.00%, 09/01/38	550,000	554,554
San Mateo County, California Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	1,250,000	1,254,175
San Mateo County, California Transportation District Sales Tax Revenue, Series A (NPFGC Insured)
4.75%, 06/01/34	495,000	483,120
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,150,000	1,165,019
Southern California Public Power Authority Project Revenue, Series A (AGM Insured)
5.50%, 04/01/14	300,000	344,811
University of California Regents Medical Center Pooled Revenue, Series A (NPFGC Insured)
4.50%, 05/15/37	2,000,000	1,838,080
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	1,875,000	1,980,806
University of California Revenue, Series B (AMBAC Insured)
5.25%, 05/15/23	530,000	570,344
University of California Revenue, Series J (AGM Insured)
4.50%, 05/15/35	4,800,000	4,631,232

Security	Shares or Principal	Value
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured) 5.00%, 08/01/25	$500,000	$517,540
Vernon, California Electric System Revenue, Series A 5.13%, 08/01/21	2,500,000	2,637,200
Vista, California Certificates of Participation (NPFGC Insured) 5.00%, 05/01/37	1,000,000	920,570
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/28	775,000	811,882
5.00%, 08/01/32	500,000	509,975
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	559,367

		195,438,828

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $191,036,865)		195,438,828

SHORT-TERM INVESTMENTS – 1.73%

MONEY MARKET FUNDS – 1.73%
BlackRock Liquidity Funds – California Money Fund, Institutional Shares
0.14%[a,b]	3,472,045	3,472,045

		3,472,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,472,045)		3,472,045

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Value
TOTAL INVESTMENTS IN SECURITIES – 98.85%
(Cost: $194,508,910)	$198,910,873

Other Assets, Less Liabilities – 1.15%	2,323,857

NET ASSETS – 100.00%	$201,234,730

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.62%

ALABAMA – 0.39%
Alabama State Public School & College Authority Revenue 5.00%, 12/01/11	$2,545,000	$2,736,486
Alabama State Public School & College Authority Revenue, Series A 5.00%, 05/01/14	1,000,000	1,140,160
Birmingham Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13 5.00%, 01/01/43	2,525,000	2,819,137

		6,695,783

ARIZONA – 1.76%
Arizona School Facilities Board Certificates of Participation 5.13%, 09/01/21	1,000,000	1,088,780
5.75%, 09/01/19	3,600,000	4,134,744
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13 5.25%, 09/01/17	3,500,000	3,952,130
Arizona State Certificates of Participation, Series A (AGM Insured) 5.00%, 10/01/29	1,000,000	1,014,420
Arizona State Transportation Board Highway Revenue, Series A 5.00%, 07/01/10	1,055,000	1,072,608
Phoenix Civic Improvement Corp. Excise Tax Revenue (NPFGC Insured-FGIC) 5.00%, 07/01/15	3,250,000	3,255,817

Security	Principal	Value
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A 5.00%, 01/01/38	$14,790,000	$15,323,032

		29,841,531

CALIFORNIA – 20.98%
Bakersfield Wastewater Revenue, Series A (AGM Insured) 5.00%, 09/15/32	3,550,000	3,601,191
Bay Area Governments Association Infrastructure Finance Authority Revenue (NPFGC Insured-FGIC) 5.00%, 08/01/17	5,500,000	5,643,990
Bay Area Toll Authority Toll Bridge Revenue, Series F 5.00%, 04/01/26	1,200,000	1,255,056
5.00%, 04/01/31	3,200,000	3,251,936
California Educational Facilities Authority Revenue, Stanford University, Series T-1 5.00%, 03/15/39	4,600,000	5,214,146
California State Department of Veterans Affairs Home Purchase Revenue, Series A 4.60%, 12/01/28	800,000	746,776
California State Department of Water Resources Supply Revenue, Series A 5.50%, 05/01/10	760,000	767,015
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) 5.50%, 05/01/14	2,000,000	2,200,200
5.50%, 05/01/15	3,000,000	3,246,660

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12 5.75%, 05/01/17	$7,975,000	$8,930,325
California State Department of Water Resources Supply Revenue, Series AE 5.00%, 12/01/28	470,000	504,479
California State Department of Water Resources Supply Revenue, Series H 5.00%, 05/01/22	5,000,000	5,484,550
California State Department of Water Resources Supply Revenue, Series K 5.00%, 05/01/18	1,490,000	1,718,700
California State Department of Water Resources Supply Revenue, Subseries G-4 5.00%, 05/01/16	1,250,000	1,433,287
California State Economic Recovery, General Obligations Unlimited, Series A 4.25%, 07/01/17	1,890,000	2,030,484
5.00%, 07/01/10	4,530,000	4,598,494
5.00%, 01/01/11	5,525,000	5,724,342
5.00%, 07/01/18	3,950,000	4,414,915
5.00%, 07/01/22	6,145,000	6,498,522
5.25%, 07/01/12	1,185,000	1,294,577
5.25%, 07/01/14	280,000	318,828
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured) 5.00%, 07/01/11	30,000	31,689
5.00%, 07/01/15	100,000	111,457
5.25%, 07/01/13	1,950,000	2,183,064

Security	Principal	Value
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC) 5.25%, 07/01/14	$2,500,000	$2,846,675
California State Economic Recovery, General Obligations Unlimited, Series A ETM 5.25%, 07/01/14	140,000	164,791
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured) 5.00%, 07/01/11	970,000	1,031,246
5.25%, 07/01/13	1,940,000	2,218,312
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14 5.00%, 07/01/23	1,800,000	2,007,810
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11 5.00%, 07/01/23	7,690,000	8,059,889
California State Public Works Board Lease Revenue 5.13%, 06/01/29	1,000,000	921,130
5.25%, 06/01/30	2,400,000	2,240,928
6.25%, 04/01/34	3,000,000	3,064,440
California State Public Works Board Lease Revenue (AMBAC Insured) 5.00%, 12/01/19	5,500,000	5,588,385
California State Public Works Board Lease Revenue, Series C 5.25%, 06/01/28	2,725,000	2,598,587

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
California State Public Works Board Lease Revenue, Series G-1
5.75%, 10/01/30	$2,775,000	$2,761,569
California State University Revenue, Series A
5.25%, 11/01/38	2,500,000	2,528,850
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/30	1,365,000	1,383,550
California State, General Obligations Unlimited
4.50%, 08/01/26	1,650,000	1,509,040
5.00%, 02/01/11	2,000,000	2,076,100
5.00%, 04/01/11	600,000	626,592
5.00%, 03/01/14	300,000	331,920
5.00%, 03/01/16	1,800,000	1,972,872
5.00%, 04/01/16	600,000	657,810
5.00%, 03/01/17	8,200,000	8,781,922
5.00%, 05/01/17	550,000	587,702
5.00%, 06/01/17	7,250,000	7,749,597
5.00%, 04/01/18	1,800,000	1,941,858
5.00%, 03/01/19	6,125,000	6,342,744
5.00%, 04/01/25	1,050,000	1,053,969
5.00%, 10/01/29	17,185,000	16,419,236
5.00%, 06/01/32	2,000,000	1,845,800
5.00%, 06/01/37	5,250,000	4,710,720
5.00%, 11/01/37	7,100,000	6,366,144
5.00%, 12/01/37	4,815,000	4,316,696
5.00%, 04/01/38	1,835,000	1,641,885
5.13%, 04/01/33	1,000,000	935,130
5.25%, 10/01/29	2,400,000	2,368,080
5.25%, 03/01/38	5,250,000	4,879,822
5.50%, 08/01/30	485,000	485,301
5.50%, 11/01/39	5,290,000	5,109,558
5.75%, 04/01/27	1,000,000	1,037,210
5.75%, 04/01/28	700,000	729,645
5.75%, 04/01/31	1,400,000	1,433,768
6.00%, 04/01/38	19,950,000	20,554,485
6.00%, 11/01/39	7,900,000	8,150,825

Security	Principal	Value
California State, General Obligations Unlimited (NPFGC Insured)
5.00%, 06/01/18	$1,000,000	$1,069,660
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	6,450,000	6,941,748
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	10,945,000	11,131,065
Desert Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/37	1,620,000	1,635,957
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	2,000,000	2,090,760
5.00%, 08/01/32	700,000	705,159
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	2,134,320
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B
5.00%, 07/01/14	500,000	572,465
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	1,500,000	1,470,795
Los Angeles Department of Airports Revenue, Series A
5.25%, 05/15/39	1,000,000	1,011,580

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Los Angeles Department of Water & Power Revenue, Series B
5.25%, 07/01/24	$1,645,000	$1,865,726
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	9,950,000	10,577,845
Los Angeles Department of Water & Power Revenue, Subseries A-2
5.00%, 07/01/30	1,400,000	1,430,604
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/11	1,000,000	1,005,320
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/38	1,800,000	1,835,352
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-2 (AMBAC Insured)
5.00%, 07/01/17	1,200,000	1,214,640
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	875,000	973,682
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (AGM Insured)
4.50%, 07/01/22	2,700,000	2,790,288
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	2,900,000	2,908,845

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series D
5.00%, 01/01/34	$800,000	$802,320
5.20%, 07/01/29	1,000,000	1,048,980
Los Angeles Unified School District, General Obligations Unlimited, Series E (AGM Insured)
4.75%, 07/01/32	7,800,000	7,579,806
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/27	3,000,000	3,134,220
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	512,635
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/34	4,000,000	4,070,040
Los Angeles, California Community College District, General Obligations Unlimited, Series A
6.00%, 08/01/33	1,000,000	1,110,960
Los Angeles, California Community College District, General Obligations Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	1,005,430
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	2,500,000	2,950,575
Metropolitan Water District of Southern California Waterworks Revenue, Series C
5.00%, 07/01/35	2,400,000	2,477,520

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Modesto Irrigation District Certificates of Participation, Series A 6.00%, 10/01/39	$500,000	$537,675

Sacramento County, California Airport System Revenue, Series B 5.75%, 07/01/39	1,250,000	1,336,112

Sacramento County, California Airport System Revenue, Series C 6.00%, 07/01/18	1,430,000	1,533,561
Sacramento Municipal Utility District Revenue, Series U (AGM Insured) 5.00%, 08/15/27	3,875,000	4,122,380
San Diego County Water Authority Certificates of Participation, Series 2008 A (AGM Insured) 5.00%, 05/01/33	3,800,000	3,866,082
5.00%, 05/01/38	2,960,000	2,995,461
San Diego Public Facilities Financing Authority Revenue, Series A 5.25%, 05/15/39	1,000,000	1,032,380
San Diego Public Facilities Financing Authority Revenue, Series B 5.00%, 05/15/22	2,000,000	2,213,940
San Diego Public Facilities Financing Authority Water Revenue, Series B 5.50%, 08/01/39	700,000	740,600
San Diego Regional Building Authority Lease Revenue, Series A 5.38%, 02/01/36	1,500,000	1,561,995

Security	Principal	Value
San Diego Unified School District, General Obligations Unlimited, Series D-2 (AGM Insured) 4.75%, 07/01/27	$8,000,000	$8,163,680
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11 5.13%, 07/01/36	1,000,000	1,064,400
San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B 5.00%, 08/01/32	1,400,000	1,478,134
San Francisco City & County Airports Commission Revenue, Series E 6.00%, 05/01/39	4,000,000	4,303,480
San Francisco City & County Certificates of Participation, Series A 5.00%, 04/01/29	500,000	496,935
San Francisco City & County Public Utilities Commission Revenue, Series A (AGM Insured) 4.75%, 11/01/36	2,000,000	1,976,020
San Francisco City & County, General Obligations Unlimited, Series 2008-R1 2.85%, 06/15/12	1,000,000	1,044,360
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured) 5.00%, 08/01/21	1,000,000	1,013,400
San Mateo County Community College District, General Obligations Unlimited, Series B 5.00%, 09/01/31	4,250,000	4,323,185
5.00%, 09/01/38	1,700,000	1,714,076

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
San Mateo County Joint Powers Financing Authority Lease Revenue, Series A 5.00%, 07/15/33	$750,000	$758,670
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured) 5.00%, 04/01/32	1,400,000	1,418,284
Southern California Public Power Authority Revenue 6.75%, 07/01/13	1,300,000	1,513,616
Vernon, California Electric System Revenue, Series A 5.13%, 08/01/21	4,500,000	4,746,960
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (AGM Insured) 5.00%, 08/01/28	1,000,000	1,047,590

		356,298,549

COLORADO – 2.11%
Aurora, Colorado Water Improvement Revenue, Series A (AMBAC Insured) 5.00%, 08/01/39	1,000,000	1,014,210
Colorado Department of Transportation Revenue (AMBAC Insured) 6.00%, 06/15/10	925,000	941,058
Colorado Department of Transportation Revenue (AMBAC Insured) Prerefunded 06/15/10 6.00%, 06/15/13	1,000,000	1,022,700
Colorado Department of Transportation Revenue, Series B (NPFGC Insured-FGIC) 5.00%, 12/15/15	7,670,000	8,963,009

Security	Principal	Value
Colorado State Higher Education Capital Construction Lease Purchase Financing Program, Certificates of Participation 5.25%, 11/01/23	$1,000,000	$1,081,100
Denver City & County School District No. 1, General Obligations Unlimited, Series A (NPFGC Insured-FGIC) 5.50%, 12/01/23	1,975,000	2,418,486
E-470 Public Highway Authority Revenue, Series B (NPFGC Insured) 0.00%, 03/30/10	2,500,000	678,000
Jefferson County School District (No. R-001), General Obligations Unlimited (NPFGC-State Aid Withholding Insured) 6.50%, 12/15/10	1,900,000	1,994,088
Lower Colorado River Authority Revenue 5.75%, 05/15/28	940,000	996,287
Lower Colorado River Authority Revenue, Series A 6.25%, 05/15/28	1,500,000	1,685,145
Regional Transportation District Sales Tax Revenue, Series A (AGM Insured) 4.50%, 11/01/34	15,175,000	14,995,783

		35,789,866

CONNECTICUT – 0.50%
Connecticut State Economic Recovery, General Obligations Unlimited, Series A 5.00%, 01/01/14	1,500,000	1,712,445
Connecticut State, General Obligations Unlimited 5.00%, 03/15/11	2,500,000	2,623,050

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Connecticut State, General Obligations Unlimited, Series A 5.00%, 02/15/25	$2,660,000	$2,984,227
Connecticut State, General Obligations Unlimited, Series C 5.50%, 12/15/13	1,000,000	1,163,740

		8,483,462

DISTRICT OF COLUMBIA – 0.33%
District of Columbia Ballpark Revenue, Series B-1 (NPFGC Insured-FGIC) 5.00%, 02/01/31	2,000,000	1,825,500
District of Columbia University Revenue, Georgetown University, Series C 5.25%, 04/01/34	1,000,000	1,084,840
District of Columbia Water & Sewer Authority Public Utility Revenue, Series A 5.50%, 10/01/39	1,000,000	1,070,600
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series A 5.25%, 10/01/19	1,500,000	1,545,540

		5,526,480

FLORIDA – 3.53%
Broward County, Florida Airport System Revenue, Series O 5.38%, 10/01/29	1,560,000	1,605,287
Citizens Property Insurance Corp. Revenue, Series A (NPFGC Insured) 5.00%, 03/01/17	9,080,000	9,535,271
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A 5.00%, 07/01/12	5,780,000	6,239,857

Security	Principal	Value
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (NPFGC Insured-IBC) 5.00%, 07/01/12	$5,900,000	$6,369,404
Florida State Board of Education, General Obligations Unlimited, Series C 5.00%, 06/01/25	1,455,000	1,551,306
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC) 5.75%, 07/01/10	1,500,000	1,527,510
Gainesville, Florida Utilities System Revenue, Series A (AGM Insured) Prerefunded 10/01/15 5.00%, 10/01/35	1,250,000	1,467,512
Jacksonville Electric Authority Revenue 5.25%, 10/01/11	3,650,000	3,920,282
Miami-Dade County Special Obligation Revenue, Sub-Series B (NPFGC Insured) 5.00%, 10/01/35	1,125,000	1,107,382
Miami-Dade County Water & Sewer Revenue (AGM Insured) 5.00%, 10/01/39	2,000,000	1,993,780
Miami-Dade County Water & Sewer Revenue, Series C 5.38%, 10/01/24	2,500,000	2,723,225
Miami-Dade County, Florida Aviation Revenue, Series A-1 5.00%, 10/01/29	2,000,000	2,021,240
5.38%, 10/01/20	4,000,000	4,017,440
Miami-Dade County, General Obligations Unlimited, Series B-1 5.63%, 07/01/38	1,000,000	1,054,010

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Orlando & Orange County Expressway Authority Revenue, Series B (AMBAC Insured) 5.00%, 07/01/35	$1,000,000	$1,000,240
Palm Beach County, Florida Public Improvement Revenue 5.00%, 05/01/38	3,000,000	3,054,210
Seminole County Water & Sewer Revenue 5.00%, 10/01/31	3,600,000	3,701,592
5.00%, 10/01/36	6,920,000	7,052,034

		59,941,582

GEORGIA – 2.60%
Atlanta, Georgia Water & Wastewater Revenue, Series A 6.00%, 11/01/26	2,750,000	2,945,690
6.00%, 11/01/27	1,000,000	1,063,290
6.00%, 11/01/28	2,320,000	2,457,762
6.25%, 11/01/39	2,750,000	2,917,777
Augusta, Georgia Water & Sewer Revenue (AGM Insured) Prerefunded 10/01/10 5.25%, 10/01/30	455,000	473,478
De Kalb County, Georgia Water & Sewer Revenue, Series B (AGM Insured) 5.25%, 10/01/32	690,000	779,479
Georgia State Road & Toll Highway Authority Revenue, Series A 5.00%, 06/01/10	1,000,000	1,012,590
Georgia State, General Obligations Unlimited, Series B 5.00%, 01/01/20	2,000,000	2,335,800
5.00%, 01/01/24	1,000,000	1,133,580
Georgia State, General Obligations Unlimited, Series C 5.00%, 07/01/20	2,000,000	2,281,020
5.50%, 07/01/14	625,000	737,619
5.50%, 07/01/16	5,000,000	5,722,800

Security	Principal	Value
Gwinnett County School District, General Obligations Unlimited 5.00%, 02/01/11	$3,850,000	$4,019,438
5.00%, 02/01/13	2,625,000	2,941,339
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B (AGM Insured) 5.00%, 07/01/27	3,025,000	3,238,625
5.00%, 07/01/28	950,000	1,011,161
5.00%, 07/01/37	4,400,000	4,538,864
Municipal Electric Authority of Georgia Revenue, Subseries D 5.75%, 01/01/19	2,000,000	2,332,640
Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured) 5.00%, 10/01/11	2,125,000	2,276,916

		44,219,868

HAWAII – 1.15%
Hawaii State Department of Budget & Finance Special Purpose Revenue 6.50%, 07/01/39	2,000,000	2,149,000
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured) 5.00%, 07/01/10	1,000,000	1,016,650
5.00%, 07/01/11	4,000,000	4,245,280
5.00%, 07/01/13	5,920,000	6,687,054
5.00%, 07/01/15	2,200,000	2,552,440
Honolulu, Hawaii City & County Wastewater System Revenue, Series A (NPFGC Insured) 5.00%, 07/01/36	2,800,000	2,853,172

		19,503,596

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
ILLINOIS – 4.95%
Chicago Board of Education, General Obligations Unlimited, Series C 5.25%, 12/01/26	$145,000	$153,764
Chicago Board of Education, General Obligations Unlimited, Series C (AGM Insured) 5.00%, 12/01/27	5,600,000	5,812,912
Chicago Metropolitan Water Reclamation District, General Obligations Unlimited 5.00%, 12/01/26	1,000,000	1,072,610
5.00%, 12/01/27	875,000	930,982
Chicago Skyway Toll Bridge Revenue (AMBAC Insured) Prerefunded 01/01/11 5.50%, 01/01/31	5,500,000	5,796,670
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured) 5.00%, 06/01/19	325,000	348,312
Chicago, Illinois General Obligations Unlimited, Series A (AGM Insured) 5.00%, 01/01/24	2,500,000	2,657,200
Chicago, Illinois General Obligations Unlimited, Series A (AGM Insured) Prerefunded 01/01/14 5.00%, 01/01/34	1,650,000	1,888,375
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 01/01/11 5.25%, 01/01/33	3,750,000	3,948,637
5.50%, 01/01/38	8,255,000	8,709,768
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured-FGIC) 5.00%, 01/01/29	900,000	925,146

Security	Principal	Value
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10 5.50%, 01/01/40	$1,080,000	$1,110,845
Cook County, Illinois General Obligations Unlimited, Series A (AMBAC Insured) 5.00%, 11/15/26	1,575,000	1,653,797
Illinois State Toll Highway Authority Revenue, Series A (AGM Insured) 5.00%, 01/01/23	1,225,000	1,299,125
Illinois State Toll Highway Authority Revenue, Series A-1 (AGM Insured) 5.00%, 01/01/24	2,700,000	2,882,655
Illinois State Toll Highway Authority Revenue, Series A-1 (AGM Insured) Prerefunded 07/01/16 5.00%, 01/01/26	4,000,000	4,704,040
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) 5.00%, 01/01/31	6,295,000	7,402,983
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) Prerefunded 07/01/16 5.00%, 01/01/27	1,800,000	2,116,818
5.00%, 01/01/28	1,700,000	1,999,217
Illinois State Toll Highway Authority Revenue, Series B 5.50%, 01/01/33	1,000,000	1,070,900
Illinois State, General Obligations Unlimited, Series 1 (AGM Insured) 5.38%, 10/01/10	1,000,000	1,028,750
Illinois State, General Obligations Unlimited, Series A 5.00%, 03/01/34	8,595,000	8,598,008

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Illinois State, General Obligations Unlimited, Series B 5.00%, 03/01/13	$14,000,000	$15,342,600
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured) 0.00%, 03/30/10	8,200,000	1,491,205
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (NPFGC Insured-FGIC) 5.00%, 06/15/21	1,115,000	1,160,826

		84,106,145

INDIANA – 0.64%
Indiana Finance Authority Highway Revenue, Series A (NPFGC Insured-FGIC) 4.50%, 12/01/23	1,000,000	1,030,040
4.50%, 12/01/24	4,450,000	4,557,156
Indianapolis Local Public Improvement Bond Bank Revenue, Series A 5.75%, 01/01/38	5,000,000	5,268,750

		10,855,946

KENTUCKY – 0.35%
Kentucky State Property & Buildings Revenue 5.00%, 11/01/20	5,350,000	5,927,853

		5,927,853

MARYLAND – 2.21%
Maryland State Department of Transportation Consolidated Revenue 5.00%, 05/01/14	2,000,000	2,312,220
5.00%, 02/15/23	2,500,000	2,810,200
Maryland State Transportation Authority Grant & Revenue Anticipation Note 5.00%, 03/01/13	500,000	562,110
5.00%, 03/01/17	1,000,000	1,170,720

Security	Principal	Value
Maryland State Transportation Authority Revenue (AGM Insured) 5.00%, 07/01/38	$2,000,000	$2,104,380
Maryland State, General Obligations Unlimited 5.00%, 02/01/11	7,560,000	7,894,908
5.25%, 03/01/11	500,000	525,250
Maryland State, General Obligations Unlimited, Series 2 5.00%, 07/15/13	400,000	454,756
5.00%, 07/15/14	3,125,000	3,632,312
5.00%, 08/01/15	2,500,000	2,939,400
Maryland State, General Obligations Unlimited, Series A 5.00%, 08/01/11	1,000,000	1,065,790
5.25%, 02/15/13	2,500,000	2,826,050
5.25%, 03/01/16	400,000	475,660
Maryland State, General Obligations Unlimited, Series B 5.25%, 02/15/12	8,000,000	8,734,640

		37,508,396

MASSACHUSETTS – 5.69%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A 5.00%, 07/01/28	940,000	1,062,632
5.00%, 07/01/31	700,000	772,114
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A Prerefunded 07/01/12 5.00%, 07/01/32	750,000	824,760
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B 5.25%, 07/01/14	2,700,000	3,150,549
5.25%, 07/01/19	2,000,000	2,374,220

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C 5.50%, 07/01/16	$2,150,000	$2,561,080
5.50%, 07/01/17	300,000	360,279
Massachusetts School Building Authority Sales Tax Revenue, Series A (AGM Insured) 5.00%, 08/15/17	1,000,000	1,146,550
5.00%, 08/15/21	2,000,000	2,182,500
5.00%, 08/15/30	5,000,000	5,206,000
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured) 4.50%, 08/15/35	17,400,000	17,089,062
5.00%, 08/15/37	2,850,000	2,955,992
Massachusetts State Federal Highway Grant Anticipation Revenue, Series A 5.75%, 06/15/10	500,000	508,395
Massachusetts State Special Obligation Revenue, Series A (AGM Insured) 5.00%, 12/15/14	1,875,000	2,137,856
Massachusetts State Water Pollution Abatement Trust Revenue, Series A 5.25%, 08/01/19	1,000,000	1,197,130
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured) 5.50%, 08/01/11	1,000,000	1,072,120
Massachusetts State, General Obligations Limited, Series B 5.25%, 08/01/20	3,000,000	3,597,960
Massachusetts State, General Obligations Limited, Series C (AGM Insured) 5.50%, 11/01/10	6,250,000	6,474,375
5.50%, 11/01/11	300,000	324,927

Security	Principal	Value
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC) 5.50%, 11/01/13	$2,260,000	$2,618,572
5.50%, 11/01/14	720,000	851,587
Massachusetts State, General Obligations Limited, Series D (NPFGC Insured) 5.50%, 11/01/13	3,330,000	3,858,338
6.00%, 11/01/13	3,000,000	3,522,810
Massachusetts State, General Obligations Unlimited, Series A 5.00%, 08/01/14	1,250,000	1,445,450
5.00%, 03/01/22	550,000	642,466
5.00%, 09/01/28	4,410,000	4,785,159
5.00%, 03/01/39	1,975,000	2,060,893
5.25%, 08/01/21	600,000	722,904
6.00%, 11/01/11	250,000	272,683
Massachusetts State, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 03/01/15 5.00%, 03/01/23	4,000,000	4,672,480
Massachusetts State, General Obligations Unlimited, Series A (NPFGC Insured) 5.50%, 02/01/11	5,390,000	5,652,062
Massachusetts State, General Obligations Unlimited, Series B 5.00%, 11/01/16	1,100,000	1,288,562
5.25%, 08/01/21	425,000	512,057
Massachusetts State, General Obligations Unlimited, Series B Prerefunded 06/01/10 6.00%, 06/01/16	500,000	507,715
Massachusetts State, General Obligations Unlimited, Series C (AGM Insured) 5.50%, 12/01/17	500,000	604,960

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Massachusetts State, General Obligations Unlimited, Series D 5.50%, 10/01/16	$1,100,000	$1,318,768
Massachusetts State, General Obligations Unlimited, Series D (NPFGC Insured) 5.50%, 10/01/20	2,200,000	2,692,030
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured) 5.00%, 11/01/25	2,115,000	2,442,529
Massachusetts Water Pollution Abatement Trust Revenue, Series A 5.25%, 08/01/15	1,000,000	1,183,570

		96,654,096

MICHIGAN – 0.66%
Detroit City School District, General Obligations Unlimited, Series A (AGM Q-SBLF Insured) 5.25%, 05/01/30	2,500,000	2,540,400
Detroit, Michigan Sewer Disposal System Revenue, Series A (AGM Insured) Prerefunded 07/01/13 5.00%, 07/01/32	3,000,000	3,386,610
Detroit, Michigan Water Supply System Revenue, Series B (AGM Insured) 6.25%, 07/01/36	750,000	815,175
Michigan State Trunk Line Revenue 5.00%, 11/01/20	1,600,000	1,779,840
Michigan State Trunk Line Revenue, Series A (AGM Insured) Prerefunded 11/01/11 5.25%, 11/01/30	1,750,000	1,888,303

Security	Principal	Value
Michigan State, General Obligations Unlimited, Series A 5.00%, 11/01/20	$760,000	$830,209

		11,240,537

MINNESOTA – 0.43%
Minnesota State, General Obligations Unlimited 5.00%, 08/01/11	1,000,000	1,065,340
5.00%, 11/01/11	2,800,000	3,011,708
5.00%, 08/01/17	800,000	946,928
5.00%, 08/01/25	2,000,000	2,211,840

		7,235,816

MISSISSIPPI – 0.10%
Mississippi Development Bank Special Obligations Revenue (XLCA Insured) 5.00%, 03/01/16	250,000	223,010
Mississippi State, General Obligations Unlimited, Series A 5.25%, 11/01/15	1,250,000	1,476,063

		1,699,073

MISSOURI – 0.68%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (NPFGC Insured) 5.00%, 01/01/34	2,000,000	1,833,140
Missouri State Highways & Transit Commission State Road Revenue 5.00%, 02/01/14	625,000	717,888
5.25%, 05/01/18	3,000,000	3,515,640
Missouri State Highways & Transit Commission State Road Revenue, Series B 5.00%, 05/01/26	5,000,000	5,427,800

		11,494,468

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
NEVADA – 0.78%
Clark County School District, General Obligations Limited, Series A 5.00%, 06/15/27	$5,000,000	$5,167,800
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC) 5.00%, 06/15/25	1,350,000	1,430,217
Clark County, Nevada Airport Revenue, Series B 5.13%, 07/01/36	2,000,000	1,956,020
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11 5.25%, 07/01/34	1,065,000	1,133,874
Nevada State Capitol Building, General Obligations Limited, Series A 5.00%, 02/01/11	500,000	521,660
Nevada State Capitol Building, General Obligations Limited, Series C 5.00%, 06/01/27	3,000,000	3,125,490

		13,335,061

NEW JERSEY – 5.44%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue, Series A (AGM Insured) 5.50%, 11/01/13	500,000	578,860
5.75%, 11/01/28	7,040,000	8,670,886
New Jersey Economic Development Authority Revenue 5.75%, 06/15/29	3,000,000	2,972,100
New Jersey Economic Development Authority Revenue, Series A (NPFGC Insured) 5.25%, 07/01/17	2,000,000	2,142,000

Security	Principal	Value
New Jersey Economic Development Authority Revenue, Series A Prerefunded 05/15/14 6.38%, 04/01/31	$1,155,000	$1,388,449
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13 5.00%, 06/15/26	780,000	882,601
New Jersey Economic Development Authority Revenue, Series K (AMBAC Insured) 5.25%, 12/15/16	2,870,000	3,237,016
New Jersey Economic Development Authority Revenue, Series K (NPFGC Insured-FGIC) 5.25%, 12/15/15	1,200,000	1,394,064
New Jersey Economic Development Authority Revenue, Series N-1 (AMBAC Insured) 5.50%, 09/01/26	2,000,000	2,246,260
New Jersey Economic Development Authority Revenue, Series O 5.13%, 03/01/28	1,500,000	1,565,715
New Jersey State Turnpike Authority Revenue, Series A (AGM Insured) 5.00%, 01/01/20	7,700,000	8,219,324
5.00%, 01/01/21	1,000,000	1,082,050
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured) 6.00%, 01/01/13	1,500,000	1,717,755
New Jersey State Turnpike Authority Revenue, Series C ETM (NPFGC Insured) 6.50%, 01/01/13	1,500,000	1,740,195

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New Jersey State, General Obligations Unlimited 5.00%, 08/01/15	$1,200,000	$1,391,268
New Jersey State, General Obligations Unlimited, Series H 5.25%, 07/01/14	1,250,000	1,449,400
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured) 5.25%, 07/15/19	2,000,000	2,358,160
New Jersey Transportation Trust Fund Authority Revenue, Series A 0.00%, 03/30/10	14,155,000	2,717,134
5.25%, 12/15/20	3,080,000	3,493,552
5.75%, 06/15/17	785,000	913,842
New Jersey Transportation Trust Fund Authority Revenue, Series A (AGM Insured) 4.25%, 12/15/22	8,500,000	8,503,230
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured) 5.00%, 12/15/34	1,450,000	1,468,589
5.50%, 12/15/13	1,250,000	1,417,650
New Jersey Transportation Trust Fund Authority Revenue, Series A (NPFGC Insured) 5.25%, 12/15/21	700,000	787,255
New Jersey Transportation Trust Fund Authority Revenue, Series B 5.25%, 12/15/19	2,960,000	3,363,922
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured) 5.25%, 12/15/14	3,750,000	4,314,450

Security	Principal	Value
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC) 5.25%, 12/15/12	$4,300,000	$4,768,184
5.50%, 12/15/20	2,000,000	2,297,300
New Jersey Transportation Trust Fund Authority Revenue, Series C 5.00%, 06/15/10	1,000,000	1,014,490
New Jersey Transportation Trust Fund Authority Revenue, Series C (AGM Insured) 5.50%, 12/15/10	4,945,000	5,149,772
5.50%, 12/15/11	3,715,000	3,992,250
5.50%, 12/15/17	1,000,000	1,154,290
New Jersey Transportation Trust Fund Authority Revenue, Series C (FGIC Insured) 5.25%, 06/15/12	400,000	441,516
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13 5.50%, 06/15/18	2,150,000	2,467,684
5.50%, 06/15/22	1,000,000	1,147,760

		92,448,973

NEW MEXICO – 0.18%
New Mexico Finance Authority State Transportation Revenue, Series A (NPFGC Insured) 5.25%, 03/30/10	2,300,000	2,700,936
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured) 5.00%, 06/15/12	300,000	328,833

		3,029,769

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
NEW YORK – 16.63%
Brooklyn Arena Local Development Corp. Revenue 6.38%, 01/15/20	$5,000,000	$5,149,900
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/17	2,520,000	2,395,588
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured) 4.50%, 02/15/17	1,600,000	1,377,760
Long Island Power Authority Revenue, Series A 5.75%, 04/01/39	3,700,000	4,021,826
Long Island Power Authority Revenue, Series A (AGM Insured) 5.00%, 12/01/16	1,000,000	1,128,430
Long Island Power Authority Revenue, Series A (BHAC Insured) 5.50%, 05/01/33	1,100,000	1,196,228
Long Island Power Authority Revenue, Series A (NPFGC Insured-FGIC) 5.25%, 12/01/20	2,000,000	2,161,680
Long Island Power Authority Revenue, Series A (XLCA Insured) 5.00%, 12/01/26	1,000,000	1,044,720
Long Island Power Authority Revenue, Series B 5.75%, 04/01/25	1,050,000	1,165,248
5.75%, 04/01/33	2,190,000	2,377,092
Long Island Power Authority Revenue, Series E 5.00%, 12/01/17	850,000	941,205
Metropolitan Transportation Authority Revenue, Series A 5.00%, 11/15/35	1,400,000	1,408,624
5.13%, 01/01/24	2,700,000	2,775,195
5.50%, 01/01/15	1,660,000	1,919,607

Security	Principal	Value
5.50%, 11/15/39	$600,000	$637,938
5.75%, 01/01/16	625,000	726,344
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured) 5.50%, 03/30/10	1,875,000	2,160,413
5.50%, 11/15/13	250,000	284,035
Metropolitan Transportation Authority Revenue, Series B 5.00%, 11/15/34	1,000,000	1,040,540
Metropolitan Transportation Authority Revenue, Series C 6.25%, 11/15/23	2,700,000	3,131,649
Metropolitan Transportation Authority Revenue, Series F 5.00%, 11/15/35	1,500,000	1,505,805
New York City Industrial Development Agency Revenue (FGIC Insured) 5.00%, 09/01/16	1,000,000	929,330
New York City Municipal Water Finance Authority Water & Sewer System Revenue Prerefunded 06/15/10 5.50%, 06/15/33	2,000,000	2,052,360
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A 4.75%, 06/15/30	4,850,000	4,945,642
5.00%, 06/15/38	6,250,000	6,434,438
5.00%, 06/15/39	2,325,000	2,377,173
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA 5.00%, 06/15/21	1,000,000	1,114,920
5.00%, 06/15/22	5,000,000	5,540,300
5.00%, 06/15/27	500,000	532,345

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B (AMBAC Insured) 5.00%, 06/15/28	$470,000	$492,837
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series BB 5.00%, 06/15/27	1,000,000	1,079,410
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C 4.75%, 06/15/33	3,800,000	3,829,602
5.00%, 06/15/35	1,400,000	1,433,614
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC 5.00%, 06/15/34	2,900,000	3,003,414
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D 5.00%, 06/15/38	7,200,000	7,395,048
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD 4.75%, 06/15/36	500,000	502,420
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1 5.00%, 06/15/39	1,150,000	1,193,240
New York City Transitional Finance Authority Building Aid Revenue, Series S-1 5.50%, 07/15/28	3,255,000	3,527,411

Security	Principal	Value
New York City Transitional Finance Authority Building Aid Revenue, Series S-5 5.00%, 01/15/31	$1,400,000	$1,431,178
New York City Transitional Finance Authority Revenue, Series A-1 5.00%, 11/01/13	4,570,000	5,213,913
5.00%, 11/01/14	4,500,000	5,214,330
New York City Transitional Finance Authority Revenue, Series B 5.00%, 11/01/13	1,015,000	1,156,440
5.00%, 11/01/15	530,000	617,100
5.00%, 11/01/21	2,800,000	3,189,844
5.00%, 11/01/25	1,050,000	1,138,221
New York City Transitional Finance Authority Revenue, Series B Prerefunded 05/15/10 6.00%, 11/15/29	1,300,000	1,329,666
New York City Transitional Finance Authority Revenue, Subseries A-1 5.00%, 08/01/10	1,000,000	1,020,510
New York City Transitional Finance Authority Revenue, Subseries A-2 5.00%, 11/01/17	1,000,000	1,137,090
New York City Transitional Finance Authority Revenue, Subseries C-1 5.00%, 11/01/27	2,800,000	3,014,116
New York City Transitional Finance Authority Revenue, Subseries D-2 5.00%, 11/01/12	1,000,000	1,109,350
New York City, General Obligations Unlimited, Series A 5.00%, 08/01/28	1,010,000	1,052,784

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York City, General Obligations Unlimited, Series A-1 5.25%, 08/15/23	$8,000,000	$8,833,200
New York City, General Obligations Unlimited, Series C 5.00%, 08/01/24	1,000,000	1,084,430
New York City, General Obligations Unlimited, Series C-1 5.00%, 10/01/18	500,000	561,405
New York City, General Obligations Unlimited, Series D1 5.13%, 12/01/27	1,500,000	1,597,155
New York City, General Obligations Unlimited, Series E 5.00%, 08/01/16	3,000,000	3,416,910
5.00%, 08/01/21	1,000,000	1,105,020
New York City, General Obligations Unlimited, Series G 5.00%, 08/01/11	1,000,000	1,063,630
5.50%, 08/01/10	980,000	1,001,795
New York City, General Obligations Unlimited, Series G ETM 5.50%, 08/01/10	20,000	20,457
New York City, General Obligations Unlimited, Series H 5.00%, 08/01/11	375,000	398,861
New York City, General Obligations Unlimited, Series J 5.00%, 03/01/30	1,755,000	1,806,685

Security	Principal	Value
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13 5.50%, 06/01/23	$1,000,000	$1,149,010
New York City, General Obligations Unlimited, Series O 5.00%, 06/01/20	2,000,000	2,161,640
New York City, General Obligations Unlimited, Subseries B-1 5.25%, 09/01/23	2,180,000	2,408,093
New York City, General Obligations Unlimited, Subseries I-1 5.38%, 04/01/36	4,500,000	4,822,335
New York City, General Obligations Unlimited, Subseries L-1 5.00%, 04/01/27	1,200,000	1,268,652
New York Convention Center Development Corporation Revenue (AMBAC Insured) 5.00%, 11/15/15	2,500,000	2,439,450
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue 5.00%, 07/01/22	4,000,000	4,327,000
New York State Dormitory Authority (Long Island Jewish Medical Center), Non-State Supported Debt Revenue, Series A 5.50%, 05/01/37	1,500,000	1,517,115
5.75%, 05/01/37	750,000	770,378
New York State Dormitory Authority Revenue, Prerefunded 03/15/13 5.00%, 03/15/27	1,000,000	1,124,310

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York State Dormitory Authority Revenue, Series A (NPFGC Insured-FGIC) 5.50%, 07/01/18	$1,405,000	$1,621,651
New York State Dormitory Authority Revenue, Series D (NPFGC Insured) 5.25%, 10/01/23	1,050,000	1,106,406
New York State Dormitory Authority State Personal Income Tax Revenue, Series A 5.00%, 03/15/25	3,700,000	4,037,107
5.00%, 03/15/27	7,500,000	8,081,400
New York State Dormitory Authority State Personal Income Tax Revenue, Series B 5.00%, 03/15/28	500,000	539,225
New York State Dormitory Authority State Personal Income Tax Revenue, Series B (AMBAC Insured) 5.50%, 03/15/26	3,885,000	4,657,532
New York State Dormitory Authority State Personal Income Tax Revenue, Series C 5.00%, 12/15/31	3,500,000	3,653,440
New York State Dormitory Authority State Personal Income Tax Revenue, Series D 5.00%, 03/15/36	4,200,000	4,332,342
New York State Dormitory Authority State Personal Income Tax Revenue, Series F 5.00%, 03/15/30	2,000,000	2,077,660

Security	Principal	Value
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B 4.75%, 06/15/32	$1,400,000	$1,419,754
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E 5.00%, 06/15/30	1,600,000	1,672,960
New York State Local Government Assistance Corp. Revenue, Series A 5.00%, 04/01/11	1,000,000	1,051,670
New York State Local Government Assistance Corp. Revenue, Series A-1 (AGM Insured) 5.00%, 04/01/11	1,000,000	1,051,670
New York State Local Government Assistance Corp. Revenue, Series C 5.50%, 04/01/17	4,800,000	5,712,864
New York State Thruway Authority Revenue 5.00%, 04/01/14	1,080,000	1,225,282
5.50%, 04/01/11	1,160,000	1,222,327
New York State Thruway Authority Revenue, Series A 5.00%, 03/15/10	1,000,000	1,002,410
New York State Thruway Authority Revenue, Series B 5.00%, 04/01/19	3,300,000	3,749,394
5.00%, 04/01/20	2,000,000	2,240,400
5.00%, 04/01/27	6,485,000	6,858,082
New York State Thruway Authority Revenue, Series B (AMBAC Insured) 5.00%, 04/01/21	840,000	910,400

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York State Thruway Authority Revenue, Series B (NPFGC Insured-FGIC) 5.00%, 04/01/16	$1,200,000	$1,361,028
New York State Thruway Authority Revenue, Series H (NPFGC Insured) 5.00%, 01/01/20	1,500,000	1,647,765
5.00%, 01/01/21	3,400,000	3,715,452
New York State Thruway Authority Revenue, Series H (NPFGC Insured-FGIC) 5.00%, 01/01/22	1,280,000	1,391,462
5.00%, 01/01/23	720,000	776,599
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured) 5.00%, 04/01/14	11,480,000	13,097,762
New York State Thruway Authority, Personal Income Tax Revenue, Series A 5.00%, 03/15/26	1,700,000	1,851,623
New York State Urban Development Corp. Revenue, Series B 5.00%, 03/15/32	1,000,000	1,039,710
New York State Urban Development Corp. Revenue, Series B-1 5.00%, 03/15/28	250,000	268,630
5.00%, 03/15/36	2,000,000	2,076,640
New York State Urban Development Corp. Revenue, Series C 5.00%, 12/15/17	200,000	233,648
New York State Urban Development Corp. Revenue, Series D 5.00%, 01/01/16	750,000	844,433
5.63%, 01/01/28	800,000	870,520

Security	Principal	Value
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11 5.50%, 01/01/17	$690,000	$717,683
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11 5.25%, 01/01/30	6,250,000	6,515,938
New York State, General Obligations Unlimited, Series A 5.00%, 02/15/39	1,045,000	1,087,897
Port Authority of New York & New Jersey Revenue 5.00%, 03/15/39	1,690,000	1,735,191
5.38%, 03/01/28	1,000,000	1,138,490
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured) 5.25%, 10/15/18	500,000	571,680
Triborough Bridge & Tunnel Authority Revenue 5.00%, 11/15/37	8,100,000	8,397,675
Triborough Bridge & Tunnel Authority Revenue, Series A 5.00%, 11/15/35	3,000,000	3,087,690
Triborough Bridge & Tunnel Authority Revenue, Series B 5.00%, 11/15/32	11,650,000	11,904,320
Triborough Bridge & Tunnel Authority Revenue, Series Y 5.50%, 01/01/17	1,000,000	1,162,700
Triborough Bridge & Tunnel Authority Revenue, Subseries D 5.00%, 11/15/26	1,000,000	1,081,360
5.00%, 11/15/31	3,000,000	3,148,950

		282,384,226

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
NORTH CAROLINA – 2.85%
Charlotte, North Carolina Water & Sewer System Revenue 5.00%, 07/01/38	$4,000,000	$4,226,040
Mecklenburg County, North Carolina, General Obligations Unlimited, Series C 5.00%, 02/01/14	750,000	862,770
North Carolina Eastern Municipal Power Agency Power System Revenue, Series B 5.00%, 01/01/26	1,000,000	1,033,890
North Carolina State Grant Anticipation Revenue 5.00%, 03/01/11	950,000	994,479
North Carolina State, General Obligations Unlimited 5.00%, 03/01/11	1,200,000	1,257,564
5.00%, 03/01/12	15,545,000	16,924,308
North Carolina State, General Obligations Unlimited, Series B 5.00%, 04/01/12	1,000,000	1,092,000
5.00%, 04/01/13	12,000,000	13,528,800
University of North Carolina Revenue 5.00%, 12/01/36	8,100,000	8,514,072

		48,433,923

OHIO – 1.91%
Cincinnati City School District, General Obligations Unlimited (NPFGC Insured-FGIC) 5.25%, 12/01/25	4,820,000	5,592,983
Columbus, Ohio Sewer Revenue, Series A 5.00%, 06/01/27	1,500,000	1,624,155
5.00%, 06/01/31	9,070,000	9,595,153

Security	Principal	Value
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10 5.25%, 12/01/32	$2,985,000	$3,087,475
Ohio State Air Quality Development Authority Revenue, Series A 5.70%, 08/01/20	2,000,000	2,117,640
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1 5.00%, 06/15/16	800,000	920,408
5.75%, 06/15/19	5,000,000	5,930,150
Ohio State, General Obligations Unlimited, Series A 5.38%, 09/01/28	1,970,000	2,179,746
Ohio State, General Obligations Unlimited, Series A (NPFGC Insured) 5.00%, 08/01/11	1,365,000	1,453,261

		32,500,971

OKLAHOMA – 0.08%
Grand River Dam Authority Revenue (AMBAC Insured) 6.25%, 06/01/11	1,255,000	1,337,993

		1,337,993

OREGON – 2.08%
Oregon State Department of Administrative Services Lottery Revenue (AGM Insured) 5.00%, 04/01/13	1,500,000	1,681,545
Oregon State Department of Administrative Services Revenue (AGM Insured) 5.00%, 09/01/11	10,000,000	10,682,400
Oregon State Department of Transportation Highway User Tax Revenue, Series A 4.50%, 11/15/32	3,725,000	3,739,975

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Oregon State, General Obligations Unlimited, Series A 4.50%, 08/01/32	$15,815,000	$15,883,953
Portland, Oregon Sewer System Revenue, Series A (NPFGC Insured) 5.00%, 06/01/14	2,850,000	3,278,669

		35,266,542

PENNSYLVANIA – 1.88%
Chester County, Pennsylvania, General Obligations Unlimited 5.00%, 07/15/28	1,410,000	1,560,080
Pennsylvania State Public School Building Authority Revenue, Series A (AGM Insured) 5.00%, 06/01/31	1,800,000	1,788,210
Pennsylvania State Turnpike Commission Revenue, Series B 5.25%, 06/01/39	2,900,000	2,955,158
Pennsylvania State Turnpike Commission Revenue, Series D 5.13%, 12/01/19	2,100,000	2,121,546
Pennsylvania State, General Obligations Unlimited 5.25%, 07/01/15	1,800,000	2,128,284
Pennsylvania State, General Obligations Unlimited, Series 1 5.00%, 08/01/10	2,000,000	2,041,260
5.00%, 10/01/26	1,085,000	1,174,122
Pennsylvania State, General Obligations Unlimited, Series 2 5.00%, 01/01/20	3,500,000	4,091,360
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured) 5.00%, 07/01/11	500,000	530,940

Security	Principal	Value
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC) 5.00%, 07/01/13	$3,300,000	$3,738,075
Pennsylvania State, General Obligations Unlimited, Series 3 5.00%, 09/01/13	625,000	711,344
Pennsylvania State, General Obligations Unlimited, Series 3 (AGM Insured) 5.00%, 09/01/14	1,250,000	1,451,288
Pennsylvania State, General Obligations Unlimited, Series A-2 5.00%, 08/01/18	1,000,000	1,155,570
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11 5.00%, 07/15/41	1,200,000	1,286,808
Philadelphia School District, General Obligations Unlimited, Series A (AGM-State Aid Withholding Insured) Prerefunded 02/01/11 5.75%, 02/01/30	1,500,000	1,575,705
Philadelphia School District, General Obligations Unlimited, Series D (FGIC-State Aid Withholding Insured) Prerefunded 06/01/14 5.13%, 06/01/34	1,200,000	1,394,748
Philadelphia, PA, General Obligations Unlimited, Series 2001 (AGM Insured) Prerefunded 03/15/11 5.25%, 09/15/25	500,000	525,985

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
State Public School Building Authority Revenue (AGM-State Aid Witholding Insured) 5.50%, 06/01/28	$470,000	$526,823
State Public School Building Authority Revenue (AGM-State Aid Witholding Insured) Prerefunded 06/01/13 5.25%, 06/01/26	1,000,000	1,137,160

		31,894,466

PUERTO RICO – 5.53%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A 6.00%, 07/01/38	7,020,000	7,129,793
Puerto Rico Commonwealth, General Obligations Unlimited, Series A 5.00%, 07/01/23	1,000,000	993,200
5.25%, 07/01/24	1,000,000	1,007,440
5.50%, 07/01/17	1,000,000	1,068,360
5.50%, 07/01/18	2,135,000	2,276,721
Puerto Rico Commonwealth, General Obligations Unlimited, Series A (AGL Insured) 5.00%, 07/01/14	1,100,000	1,202,894
Puerto Rico Commonwealth, General Obligations Unlimited, Series B 5.25%, 07/01/17	1,000,000	1,046,570
5.75%, 07/01/38	4,405,000	4,442,663
5.88%, 07/01/36	2,000,000	2,018,500
Puerto Rico Commonwealth, General Obligations Unlimited, Series C 6.00%, 07/01/39	1,875,000	1,924,725

Security	Principal	Value
Puerto Rico Electric Power Authority Revenue, Series II (AGM Insured) Prerefunded 07/01/12 5.13%, 07/01/26	$620,000	$690,624
Puerto Rico Electric Power Authority Revenue, Series TT 5.00%, 07/01/32	2,000,000	1,929,440
5.00%, 07/01/37	7,000,000	6,649,650
Puerto Rico Electric Power Authority Revenue, Series VV (NPFGC Insured-FGIC) 5.25%, 07/01/30	2,500,000	2,537,450
Puerto Rico Electric Power Authority Revenue, Series WW 5.25%, 07/01/33	1,500,000	1,493,895
5.50%, 07/01/38	4,820,000	4,867,814
Puerto Rico Highway & Transportation Authority Revenue, Series CC (AGM Insured) 5.25%, 07/01/36	3,035,000	3,100,374
Puerto Rico Highway & Transportation Authority Revenue, Series M 5.00%, 07/01/17	4,500,000	4,054,095
Puerto Rico Highway & Transportation Authority Revenue, Series N (AGL Insured) 5.25%, 07/01/36	2,000,000	2,043,080
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured) 5.50%, 07/01/16	1,000,000	1,069,420
5.50%, 07/01/17	3,000,000	3,197,310
5.50%, 07/01/25	7,275,000	7,425,956
5.50%, 07/01/26	1,050,000	1,060,091

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (AGM Insured) 5.25%, 08/01/17	$760,000	$837,406
Puerto Rico Public Buildings Authority Revenue, Series H (AMBAC Commonwealth of Puerto Rico GTD Insured) 5.50%, 07/01/16	1,650,000	1,760,286
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured) 5.00%, 07/01/36	3,000,000	2,757,210
Puerto Rico Public Buildings Authority Revenue, Series P (Commonwealth of Puerto Rico GTD Insured) 6.25%, 07/01/26	1,000,000	1,063,170
6.75%, 07/01/36	2,500,000	2,716,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A 0.00%, 08/01/36	4,500,000	792,450
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Sub-Series A 5.38%, 08/01/39	3,000,000	2,988,870
Puerto Rico Sales Tax Financing Revenue, Series A 5.50%, 08/01/28	470,000	484,626
5.75%, 08/01/37	4,000,000	4,123,080
6.00%, 08/01/19	12,500,000	13,085,625

		93,839,038

RHODE ISLAND – 0.08%
Rhode Island State Economic Development Corp. Revenue, Series A (AGC Insured) 5.25%, 06/15/19	1,200,000	1,380,780

		1,380,780

Security	Principal	Value
SOUTH CAROLINA – 1.85%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12 5.50%, 12/01/28	$8,000,000	$9,097,520
South Carolina State Public Services Authority Revenue, Series A 5.50%, 01/01/38	3,800,000	4,103,354
South Carolina State Public Services Authority Revenue, Series A (AMBAC Insured) 5.00%, 01/01/20	8,250,000	8,985,735
South Carolina State Public Services Authority Revenue, Series A (NPFGC Insured) 5.00%, 01/01/17	1,500,000	1,727,475
South Carolina State Public Services Authority Revenue, Series B (NPFGC Insured) 5.00%, 01/01/22	1,315,000	1,434,402
South Carolina State Public Services Authority Revenue, Series D (AGM Insured) 5.00%, 01/01/21	2,700,000	2,933,118
South Carolina State Public Services Authority Revenue, Series E 5.00%, 01/01/20	3,000,000	3,135,090

		31,416,694

TENNESSEE – 0.39%
Memphis Electric System Revenue, Series A (NPFGC Insured) 5.00%, 12/01/11	1,000,000	1,077,080
Memphis, Tennessee General Obligations Unlimited (NPFGC Insured) 5.00%, 10/01/15	1,250,000	1,452,650

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Metropolitan Government Nashville & Davidson County, General Obligations Unlimited 5.00%, 01/01/20	$1,000,000	$1,141,130
Tennessee State, General Obligations Unlimited, Series C 5.00%, 09/01/10	2,815,000	2,884,474

		6,555,334

TEXAS – 6.31%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured) 5.00%, 02/15/30	4,000,000	4,261,200
5.00%, 02/15/35	1,200,000	1,257,468
Dallas Area Rapid Transit Sales Tax Revenue (AMBAC Insured) 5.00%, 12/01/36	1,840,000	1,902,781
Dallas Independent School District, General Obligations Unlimited (PSF-GTD Insured) 5.00%, 08/15/25	700,000	745,136
Dallas Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured) 5.00%, 08/15/28	6,500,000	6,837,675
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured) 5.00%, 10/01/17	750,000	882,390
Harris County, Texas General Obligations Limited, Series A 5.25%, 10/01/24	3,000,000	3,306,480
Harris County, Texas General Obligations Unlimited, Series B 5.00%, 10/01/25	4,000,000	4,334,160

Security	Principal	Value
Harris County, Texas Toll Road Senior Lien Revenue, Series A 5.00%, 08/15/38	$1,000,000	$1,028,090
Houston, Texas Airport System Revenue, Series A 5.50%, 07/01/39	1,000,000	1,066,730
Houston, Texas General Obligations Limited, Series A 5.00%, 03/01/27	1,000,000	1,078,190
5.25%, 03/01/28	1,235,000	1,330,293
Houston, Texas Utility System Revenue, Series A (AGM Insured) 5.00%, 11/15/36	3,500,000	3,578,435
Houston, Texas Utility System Revenue, Series A (AGL Insured) 6.00%, 11/15/36	1,000,000	1,131,450
Houston, Texas Utility System Revenue, Series A (NPFGC Insured) 5.13%, 05/15/28	1,000,000	1,032,630
Klein Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured) 5.00%, 08/01/38	840,000	876,355
North East Independent School District, General Obligations Unlimited (PSF-GTD Insured) 5.25%, 02/01/27	1,000,000	1,182,570
North Texas Municipal Water District Water System Revenue 5.00%, 09/01/38	1,700,000	1,754,706
North Texas Municipal Water District Water System Revenue (NPFGC Insured) 5.00%, 09/01/31	1,500,000	1,551,345

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
North Texas Tollway Authority Revenue, Series A (NPFGC Insured) 5.13%, 01/01/28	$12,390,000	$12,577,089
North Texas Tollway Authority Revenue, Series C 5.25%, 01/01/19	3,370,000	3,348,634
North Texas Tollway Authority Revenue, Series F 5.75%, 01/01/38	1,000,000	1,015,040
Plano Independent School District, General Obligations Unlimited, Series A 5.25%, 02/15/34	1,700,000	1,813,883
San Antonio, Texas Electric & Gas Revenue 5.00%, 02/01/32	5,335,000	5,595,721
5.38%, 02/01/14	1,000,000	1,158,390
5.38%, 02/01/16	2,000,000	2,158,500
San Antonio, Texas Electric & Gas Revenue, Series A 5.00%, 02/01/24	3,150,000	3,363,381
Texas State Economic Development Bank, General Obligations Unlimited 5.00%, 04/01/27	1,300,000	1,414,426
5.00%, 04/01/28	1,000,000	1,063,050
5.00%, 04/01/30	2,850,000	2,998,029
Texas State Transportation Commission Revenue 5.00%, 04/01/11	2,625,000	2,758,560
5.00%, 04/01/24	2,000,000	2,199,560
5.00%, 04/01/25	500,000	542,215
5.00%, 04/01/26	1,000,000	1,086,960
5.00%, 04/01/27	4,650,000	5,024,139
Texas State, General Obligations Unlimited 4.50%, 04/01/33	5,000,000	4,908,200
5.00%, 04/01/26	1,050,000	1,150,107

Security	Principal	Value
Texas State, General Obligations Unlimited, Series A 4.75%, 04/01/35	$5,600,000	$5,629,960
5.00%, 04/01/26	2,850,000	3,073,041
5.00%, 04/01/33	5,000,000	5,227,500

		107,244,469

UTAH – 0.71%
Intermountain Power Agency, Utah Power Supply Revenue, Series A 5.00%, 07/01/12	1,000,000	1,090,110
Utah State, General Obligations Unlimited, Series A 5.00%, 07/01/13	1,500,000	1,700,715
5.00%, 07/01/17	785,000	928,372
Utah State, General Obligations Unlimited, Series B 5.38%, 07/01/10	5,520,000	5,619,305
Utah Transit Authority Sales Tax Revenue, Series A 5.00%, 06/15/28	1,000,000	1,080,270
Utah Transit Authority Sales Tax Revenue, Series A (AGM Insured) 5.00%, 06/15/32	1,500,000	1,587,600

		12,006,372

VIRGINIA – 0.29%
Fairfax County, Virginia, General Obligations Unlimited, Series A 5.00%, 10/01/13	1,500,000	1,716,330
Hampton Roads Sanitation District Wastewater Revenue 5.00%, 04/01/38	1,000,000	1,047,400
Virginia Commonwealth Transportation Board Revenue 5.00%, 10/01/13	1,900,000	2,168,223

		4,931,953

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
WASHINGTON – 1.71%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A 5.00%, 11/01/36	$3,150,000	$3,257,321
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A (AGM Insured) 5.00%, 11/01/32	1,400,000	1,462,510
King County, Washington Sewer Revenue 5.00%, 01/01/38	6,350,000	6,561,836
NJB Properties Lease Revenue, King County Washington Project, Series A (GTD Insured) 5.00%, 12/01/36	1,000,000	1,018,300
Washington State, General Obligations Unlimited, Series A 5.00%, 07/01/25	1,330,000	1,453,624
5.00%, 07/01/27	4,750,000	5,122,495
5.00%, 07/01/31	3,400,000	3,574,998
Washington State, General Obligations Unlimited, Series C 5.00%, 01/01/27	1,000,000	1,074,400
5.00%, 01/01/28	1,000,000	1,068,120
Washington State, General Obligations Unlimited, Series E 5.00%, 02/01/31	1,500,000	1,581,690
Washington State, General Obligations Unlimited, Series R-A (AMBAC Insured) 5.00%, 01/01/21	2,685,000	2,941,579

		29,116,873

Security	Shares or Principal	Value
WISCONSIN – 0.86%
Wisconsin State General Fund Annual Appropriation Revenue, Series A 5.75%, 05/01/33	$2,000,000	$2,158,080
6.00%, 05/01/36	1,250,000	1,373,863
Wisconsin State General Revenue, Series A 5.38%, 05/01/25	2,050,000	2,265,845
5.63%, 05/01/28	1,470,000	1,616,353
Wisconsin State Transportation Revenue, Series A (AGM Insured) 5.00%, 07/01/20	2,000,000	2,335,060
Wisconsin State, General Obligations Unlimited, Series 1 5.00%, 05/01/18	3,000,000	3,325,410
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured) 5.50%, 05/01/14	1,250,000	1,456,650

		14,531,261

TOTAL MUNICIPAL BONDS & NOTES (Cost: $1,615,284,584)		1,674,677,745

SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
BlackRock Liquidity Funds – MuniFund, Institutional Shares 0.09%[a,b]	1,806,693	1,806,693

		1,806,693

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,806,693)		1,806,693

TOTAL INVESTMENTS IN SECURITIES – 98.72% (Cost: $1,617,091,277)		1,676,484,438

Other Assets, Less Liabilities – 1.28%		21,668,203

NET ASSETS – 100.00%		$1,698,152,641

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

AGC – Assured Guaranty Corp.

AGL – Assured Guaranty Ltd.

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

IBC – Insured Bond Certificates

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

Q-SBLF – Qualified Student Bond Loan Fund

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 96.98%

ALABAMA – 0.61%
Alabama State Public School & College Authority Revenue 5.00%, 12/01/11	$250,000	$268,810
Alabama State Public School & College Authority Revenue, Series A 5.00%, 05/01/14	500,000	570,080
Birmingham Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13 5.00%, 01/01/43	900,000	1,004,841

		1,843,731

ARIZONA – 1.09%
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) 5.00%, 09/01/13	1,435,000	1,589,793
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13 5.25%, 09/01/17	675,000	762,196
Arizona School Facility Board Revenue, Prerefunded 07/01/11 5.50%, 07/01/17	500,000	534,225
Arizona State Transportation Board Highway Revenue, Subseries A 5.00%, 07/01/11
	350,000	371,658

		3,257,872

CALIFORNIA – 22.00%
California State Department of Water Resources Supply Revenue, Series A (AGM Insured) 5.25%, 05/01/11	225,000	237,382

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12 5.38%, 05/01/18	$1,980,000	$2,201,146
5.50%, 05/01/16	2,400,000	2,674,536
California State Department of Water Resources Supply Revenue, Series A (NPFGC Insured) 5.25%, 05/01/12	1,580,000	1,718,613
California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12 5.38%, 05/01/17	500,000	555,845
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12 5.25%, 05/01/20	550,000	609,944
5.38%, 05/01/22	1,160,000	1,289,560
5.75%, 05/01/17	1,600,000	1,791,664
California State Economic Recovery, General Obligations Unlimited, Series A 5.00%, 07/01/10	235,000	238,553
5.00%, 07/01/11	1,210,000	1,278,123
5.25%, 07/01/12	825,000	901,288
5.25%, 07/01/13	715,000	800,457
5.25%, 07/01/14	195,000	222,041
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured) 5.00%, 07/01/10	90,000	91,361
5.00%, 07/01/11	25,000	26,407
5.00%, 07/01/12	550,000	597,685
5.25%, 07/01/13	130,000	145,538

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC) 5.25%, 07/01/14	$1,500,000	$1,708,005
California State Economic Recovery, General Obligations Unlimited, Series A ETM 5.25%, 07/01/14	1,210,000	1,424,267
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured) 5.00%, 07/01/10	410,000	416,900
5.00%, 07/01/11	725,000	770,776
5.00%, 07/01/12	485,000	533,345
5.25%, 07/01/13	125,000	142,932
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 5.00%, 07/01/14	500,000	557,725
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 03/01/10 5.00%, 07/01/23	500,000	500,335
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/11 5.00%, 07/01/23	475,000	504,991
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14 3.50%, 07/01/23	600,000	629,106
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11 5.00%, 07/01/23	1,000,000	1,048,100

Security	Principal	Value
California State, General Obligations Unlimited 5.00%, 04/01/10	$500,000	$502,020
5.00%, 04/01/11	2,565,000	2,678,681
5.00%, 03/01/12	1,000,000	1,067,880
5.00%, 05/01/12	500,000	535,875
5.00%, 02/01/13	250,000	271,575
5.00%, 03/01/13	750,000	816,405
5.00%, 03/01/14	5,090,000	5,631,576
5.00%, 05/01/14	500,000	553,860
5.25%, 02/01/14	100,000	110,079
5.75%, 10/01/10	1,500,000	1,543,590
California State, General Obligations Unlimited (NPFGC Insured) 5.50%, 03/01/13	200,000	207,052
6.00%, 10/01/10	125,000	128,802
California State, General Obligations Unlimited (NPFGC Insured-FGIC) 5.00%, 03/01/14	500,000	553,200
California State, General Obligations Unlimited (XLCA Insured) Prerefunded 10/01/10 5.25%, 10/01/23	325,000	334,691
California State, General Obligations Unlimited Prerefunded 02/01/14 5.00%, 02/01/33	1,005,000	1,158,001
California State, General Obligations Unlimited, Prerefunded 02/01/14 5.00%, 02/01/29	600,000	691,344
California State, General Obligations Unlimited, Prerefunded 04/01/14 5.50%, 04/01/28	500,000	588,995
California State, General Obligations Unlimited, Prerefunded 06/01/11 5.13%, 06/01/31	375,000	397,905

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
California Statewide Communities Development Authority Revenue 5.00%, 06/15/13	$4,515,000	$4,859,224
Desert Sands Unified School District, Election 2001, General Obligations Unlimited (AGM Insured) Prerefunded 06/01/14 5.00%, 06/01/29	400,000	464,200
East Bay California Municipal Utility District Water System Revenue (NPFGC Insured) Prerefunded 06/01/11 5.00%, 06/01/26	350,000	370,412
Los Angeles County Metropolitan Transportation Authority Revenue (NPFGC Insured-FGIC) 5.00%, 10/01/11	1,150,000	1,178,313
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured) 5.00%, 07/01/13	2,250,000	2,547,090
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13 5.00%, 07/01/22	500,000	567,615
5.00%, 07/01/23	2,500,000	2,838,075
5.00%, 07/01/24	285,000	323,541
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured) 5.00%, 07/01/13	625,000	695,487

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series E (NPFGC Insured) Prerefunded 07/01/12 5.13%, 07/01/22	$530,000	$584,367
Los Angeles Unified School District, General Obligations Unlimited, Series F (FGIC Insured) Prerefunded 07/01/13 5.00%, 07/01/25	725,000	823,042
Orange County Public Financing Authority Lease Revenue (NPFGC Insured) 5.00%, 07/01/11	1,220,000	1,285,221
Southern California Public Power Authority Revenue 6.75%, 07/01/10	2,955,000	3,019,064
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13 5.00%, 07/01/33	605,000	686,814
University of California Revenue, Series A (AMBAC Insured) 5.00%, 05/15/11 5.00%, 05/15/13	295,000 125,000	311,647 140,889
University of California Revenue, Series O (FGIC Insured) Prerefunded 09/01/10 5.13%, 09/01/31	2,535,000	2,624,992
Vernon, California Electric System Revenue, Series A 3.75%, 08/01/13	355,000	376,804
5.25%, 08/01/14	900,000	1,015,461

		66,100,414

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
COLORADO – 2.45%
Colorado Department of Transportation Revenue (AMBAC Insured) Prerefunded 06/15/10 6.00%, 06/15/13	$1,100,000	$1,124,970
6.00%, 06/15/15	500,000	511,350
Colorado Department of Transportation Revenue, Series B (NPFGC Insured) 5.00%, 06/15/11	1,550,000	1,641,667
E-470 Colorado Public Highway Authority Revenue, Series A (NPFGC Insured) Prerefunded 09/01/10 5.75%, 09/01/29	500,000	524,110
5.75%, 09/01/35	1,300,000	1,362,686
Jefferson County School District (No. R-001), General Obligations Unlimited (NPFGC-State Aid Withholding Insured) 6.50%, 12/15/10	2,100,000	2,203,992

		7,368,775

CONNECTICUT – 1.41%
Connecticut State Economic Recovery, General Obligations Unlimited, Series A 5.00%, 01/01/14	2,100,000	2,397,423
Connecticut State Economic Recovery, General Obligations Unlimited, Series D 5.00%, 01/01/14	1,000,000	1,141,630
Connecticut State, General Obligations Unlimited, Series C 5.50%, 12/15/12	175,000	197,645

Security	Principal	Value
Connecticut State, General Obligations Unlimited, Series D Prerefunded 11/15/11 5.13%, 11/15/18	$450,000	$484,776

		4,221,474

DISTRICT OF COLUMBIA – 0.38%
District of Columbia Income Tax Revenue, Series C 5.00%, 12/01/13	1,000,000	1,136,050

		1,136,050

FLORIDA – 3.32%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A 5.00%, 07/01/10	3,125,000	3,175,156
5.00%, 07/01/13	1,485,000	1,629,520
Florida State Board of Education Revenue, General Obligations Unlimited, Series A 5.75%, 06/01/10	500,000	507,335
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC) 5.75%, 07/01/10	400,000	407,336
Florida State Department of Environmental Protection & Preservation Revenue, Series B (NPFGC Insured) 5.00%, 07/01/10	500,000	507,910
Florida State Turnpike Authority (AGM Insured) 5.25%, 07/01/11	215,000	228,453
Jacksonville Electric Authority Revenue 5.25%, 10/01/10	1,360,000	1,400,011
5.25%, 10/01/11	1,350,000	1,449,967

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Orlando, Florida Utilities Commission Water & Electric Revenue 6.00%, 10/01/10	$650,000	$671,671

		9,977,359

GEORGIA – 4.20%
Augusta, Georgia Water & Sewer Revenue (AGM Insured) Prerefunded 10/01/10 5.25%, 10/01/30	800,000	832,488
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series B Prerefunded 05/01/12 5.00%, 05/01/20	400,000	437,492
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series C 5.50%, 07/01/12	500,000	556,270
Georgia State Road & Tollway Authority Revenue (NPFGC Insured) 5.00%, 06/01/12	1,000,000	1,095,640
Georgia State, General Obligations Unlimited, Series B Prerefunded 05/01/12 5.00%, 05/01/19	1,020,000	1,115,605
Georgia State, General Obligations Unlimited, Series C 5.50%, 07/01/14	500,000	590,095
Henry County School District, General Obligations Unlimited, Series A (State Aid Withholding Insured) 5.00%, 04/01/12	2,775,000	3,025,721

Security	Principal	Value
Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured) 5.00%, 10/01/11	$4,625,000	$4,955,641

		12,608,952

HAWAII – 0.85%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured) 5.00%, 07/01/10	500,000	508,325
5.00%, 07/01/12	200,000	219,738
5.00%, 07/01/13	1,135,000	1,282,062
Honolulu City & County Wastewater System Revenue, Series SR (AMBAC Insured) Prerefunded 07/01/11 5.13%, 07/01/31	500,000	531,710

		2,541,835

ILLINOIS – 3.89%
Chicago, Illinois Board of Education, General Obligations Unlimited, Series C (AGM Insured) Prerefunded 12/01/11 5.00%, 12/01/31	550,000	593,103
Chicago, Illinois General Obligations Unlimited, Series A (AGM Insured) Prerefunded 01/01/14 5.00%, 01/01/34	1,200,000	1,373,364
Chicago, Illinois General Obligations Unlimited, Series A (FGIC Insured) Prerefunded 07/01/10 6.75%, 01/01/35	500,000	516,395
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10 5.50%, 01/01/40	1,000,000	1,028,560

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Chicago, Illinois Metropolitan Water Reclamation District, General Obligations Unlimited 5.50%, 12/01/10	$250,000	$260,140
Chicago, Illinois O’Hare International Airport Revenue, Series B (NPFGC Insured-FGIC) 5.25%, 03/30/10	750,000	846,870
5.25%, 01/01/14	500,000	560,860
Chicago, Illinois Waterworks Revenue (AMBAC Insured) Prerefunded 11/01/11 5.00%, 11/01/31	550,000	590,551
Cook County, Illinois, General Obligations Unlimited, Series C 5.00%, 11/15/12	250,000	275,430
Illinois State Toll Highway Authority Revenue, Series A (AGM Insured) 5.50%, 01/01/14	1,000,000	1,155,870
Illinois State, General Obligations Unlimited, Series 1 (AGM Insured) 5.38%, 10/01/10	2,500,000	2,571,875
Illinois State, General Obligations Unlimited, Series 1 (NPFGC Insured) 5.50%, 08/01/13	500,000	560,720
Illinois State, General Obligations Unlimited, Series B 5.00%, 03/01/13	550,000	602,745
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured) 5.25%, 06/15/11	695,000	736,359

		11,672,842

Security	Principal	Value
INDIANA – 0.74%
Indiana Transportation Finance Authority Highway Revenue, Series A (AGM Insured) Prerefunded 06/01/13 5.00%, 06/01/28	$500,000	$564,575
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (NPFGC Insured) Prerefunded 07/01/12 5.25%, 07/01/33	1,500,000	1,658,235

		2,222,810

KANSAS – 0.16%
Kansas State Department of Transportation Highway Revenue, Series A 5.00%, 09/01/12	430,000	475,804

		475,804

KENTUCKY – 0.84%
Kentucky State Property & Buildings Commission Revenue (No. 82) (AGM Insured) 5.25%, 10/01/13	2,000,000	2,267,300
Kentucky State Turnpike Authority Revenue, Series A (AMBAC Insured) 5.50%, 07/01/10	250,000	254,542

		2,521,842

LOUISIANA – 0.10%
Louisiana Public Facilities Authority Revenue (Tulane University), Series A (AMBAC Insured) Prerefunded 07/01/12 5.13%, 07/01/27	265,000	291,399

		291,399

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
MARYLAND – 1.74%
Maryland State Department of Transportation Consolidated Revenue 5.00%, 05/01/12	$400,000	$437,948
5.00%, 05/01/14	900,000	1,040,499
Maryland State Transportation Authority Grant & Revenue Anticipation Note 5.00%, 03/01/13	325,000	365,371
5.00%, 03/01/14	225,000	259,209
Maryland State, General Obligations Unlimited 5.25%, 03/01/12	1,000,000	1,093,730
Maryland State, General Obligations Unlimited, Series 2 5.00%, 07/15/13	500,000	568,445
5.00%, 08/01/13	600,000	683,022
Maryland State, General Obligations Unlimited, Series A 5.00%, 08/01/11	500,000	532,895
5.00%, 08/01/12	230,000	254,092

		5,235,211

MASSACHUSETTS – 7.56%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/14 5.00%, 07/01/34	2,000,000	2,320,020
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A 5.25%, 07/01/12	900,000	994,941
Massachusetts State Federal Highway Grant Anticipation Revenue, Series A 5.75%, 06/15/10	740,000	752,425

Security	Principal	Value
Massachusetts State Special Obligations Revenue (AGM Insured) 5.00%, 12/15/11	$530,000	$567,328
5.00%, 12/15/13	350,000	393,837
Massachusetts State Special Obligations Revenue, Series A (FGIC Insured) Prerefunded 06/01/12 5.38%, 06/01/20	500,000	550,535
Massachusetts State Water Resources Authority Revenue, Series A (FGIC Insured) Prerefunded 08/01/10 5.75%, 08/01/39	1,500,000	1,550,505
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured) 5.50%, 08/01/11	1,000,000	1,072,120
Massachusetts State Water Resources Authority Revenue, Series D ETM (NPFGC Insured) 5.50%, 08/01/10	500,000	511,370
Massachusetts State, General Obligations Limited 5.00%, 07/01/12	1,270,000	1,396,594
Massachusetts State, General Obligations Limited, Series C 5.00%, 09/01/12	4,705,000	5,202,790
Massachusetts State, General Obligations Limited, Series C (AGM Insured) 5.50%, 11/01/10	1,100,000	1,139,490
5.50%, 11/01/11	1,650,000	1,787,098
5.50%, 11/01/12	1,750,000	1,967,332

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC) 5.50%, 11/01/13	$1,500,000	$1,737,990
Massachusetts State, General Obligations Unlimited, Series A 5.00%, 08/01/12	200,000	220,550
6.00%, 11/01/11	200,000	218,146
Massachusetts State, General Obligations Unlimited, Series B Prerefunded 06/01/10 5.75%, 06/01/20	330,000	334,874

		22,717,945

MICHIGAN – 0.67%
Detroit, Michigan Water Supply System Revenue, Series A (FGIC Insured) Prerefunded 07/01/11 5.25%, 07/01/33	110,000	116,132
Michigan State Trunk Line Revenue, Series A (AGM Insured) Prerefunded 11/01/11 5.25%, 11/01/30	1,750,000	1,888,302

		2,004,434

MINNESOTA – 0.54%
Minnesota State, General Obligations Unlimited 5.00%, 10/01/10	500,000	514,285
Minnesota State, General Obligations Unlimited, Series F 4.00%, 08/01/13	300,000	330,972
Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A (AMBAC Insured) 5.25%, 01/01/14	700,000	786,863

		1,632,120

Security	Principal	Value
MISSOURI – 0.25%
Missouri State Highways & Transit Commission State Road Revenue 5.00%, 02/01/14	$660,000	$758,089

		758,089

NEVADA – 1.10%
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11 5.25%, 07/01/34	500,000	532,335
Clark County, Nevada School District, General Obligations Limited, Series B 4.00%, 06/15/11	1,000,000	1,042,170
Clark County, Nevada School District, General Obligations Limited, Series C (NPFGC Insured) Prerefunded 06/15/12 5.00%, 06/15/22	500,000	546,995
5.38%, 06/15/14	400,000	441,008
Truckee Meadows Water Authority Water Revenue, Series A (AGM Insured) Prerefunded 07/01/11 5.13%, 07/01/30	710,000	755,028

		3,317,536

NEW JERSEY – 6.77%
New Jersey Building Authority, Series B 5.00%, 06/15/13	425,000	473,386
New Jersey Economic Development Authority Revenue (Cigarette Tax) (FGIC Insured) 5.00%, 06/15/13	300,000	311,532

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New Jersey Economic Development Authority Revenue, Series A 5.00%, 05/01/12	$500,000	$539,525
5.00%, 05/01/13	650,000	719,043
New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13 5.00%, 06/15/24	2,750,000	3,111,735
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13 5.00%, 06/15/28	935,000	1,057,990
New Jersey State Transit Corp. Certificates of Participation, Series A (AMBAC Insured) 5.25%, 09/15/14	1,270,000	1,435,329
5.50%, 09/15/13	400,000	449,108
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured) 5.50%, 09/15/12	1,150,000	1,264,287
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured) Prerefunded 9/15/10 6.00%, 09/15/15	500,000	516,135
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured) 6.00%, 01/01/14	1,225,000	1,447,938
New Jersey State Turnpike Authority Revenue, Series C ETM (NPFGC Insured) 6.50%, 01/01/13	650,000	754,084

Security	Principal	Value
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12 5.00%, 08/01/22	$200,000	$220,536
New Jersey State, General Obligations Unlimited, Series H 5.25%, 07/01/12	1,500,000	1,653,780
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured) 5.25%, 07/15/13	425,000	483,216
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured) 5.50%, 12/15/13	425,000	482,001
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured) Prerefunded 12/15/11 5.00%, 12/15/21	500,000	539,995
6.00%, 12/15/18	500,000	548,955
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC) 5.25%, 12/15/13	500,000	568,210
New Jersey Transportation Trust Fund Authority Revenue, Series C 5.00%, 06/15/10	600,000	608,694
New Jersey Transportation Trust Fund Authority Revenue, Series C (AGM Insured) 5.50%, 12/15/10	550,000	572,775
New Jersey Transportation Trust Fund Authority Revenue, Series C ETM 5.00%, 06/15/12	1,780,000	1,954,600

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13 5.50%, 06/15/21	$500,000	$573,880
5.50%, 06/15/22	50,000	57,388

		20,344,122

NEW MEXICO – 0.55%
New Mexico Finance Authority State Transportation Revenue, Series A (NPFGC Insured) 5.25%, 03/30/10	100,000	117,432
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured) 5.00%, 06/15/12	1,400,000	1,534,554

		1,651,986

NEW YORK – 14.56%
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured) 5.50%, 12/01/10	450,000	466,699
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured) 5.00%, 09/01/12	910,000	994,666
Long Island Power Authority Electric System Revenue, Series F (NPFGC Insured) 5.00%, 05/01/12	500,000	541,780
Long Island Power Authority Revenue, Series A (AGM Insured) 5.50%, 12/01/12	1,000,000	1,129,180
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/11 5.00%, 11/15/16	1,000,000	1,073,620
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13 5.00%, 11/15/27	500,000	555,110

Security	Principal	Value
Metropolitan Transportation Authority Revenue, Series A (AGM Insured) 5.00%, 11/15/11	$250,000	$267,523
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured) 5.50%, 03/30/10	2,640,000	3,041,861
5.50%, 11/15/13	600,000	681,684
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured) 5.50%, 01/01/14	750,000	855,383
Metropolitan Transportation Authority Revenue, Series H 5.25%, 11/15/11	500,000	534,945
Nassau County Interim Finance Authority Revenue, Series B (NPFGC Insured) 5.00%, 11/15/10	575,000	595,298
New York City Transitional Finance Authority Revenue Prerefunded 05/01/10 5.50%, 11/01/29	1,000,000	1,019,650
New York City Transitional Finance Authority Revenue, Series A 5.25%, 11/01/10	1,000,000	1,034,110
New York City Transitional Finance Authority Revenue, Series B Prerefunded 05/15/10 6.00%, 11/15/29	1,000,000	1,022,820
New York City Transitional Finance Authority Revenue, Subseries A-1 5.00%, 08/01/10	550,000	561,281
New York City Transitional Finance Authority Revenue, Subseries D-1 5.00%, 11/01/10	550,000	567,870

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York City Transitional Finance Authority Revenue, Subseries D-2 5.00%, 11/01/11	$650,000	$697,964
5.00%, 11/01/12	1,225,000	1,358,954
New York City, General Obligations Unlimited, Series A-1 4.00%, 08/01/14	400,000	437,632
5.00%, 08/01/12	500,000	547,180
5.00%, 08/01/13	425,000	476,387
New York City, General Obligations Unlimited, Series B 5.50%, 08/01/10	500,000	511,120
New York City, General Obligations Unlimited, Series C 5.00%, 08/01/14	715,000	812,598
5.25%, 08/01/11	1,000,000	1,067,190
New York City, General Obligations Unlimited, Series E 4.00%, 08/01/14	400,000	437,632
New York City, General Obligations Unlimited, Series G 5.00%, 08/01/11	1,920,000	2,042,170
New York City, General Obligations Unlimited, Series I 5.00%, 08/01/11	600,000	638,178
New York City, General Obligations Unlimited, Subseries J-1 5.00%, 08/01/11	500,000	531,815
New York State Dormitory Authority Revenue (FGIC Insured) Prerefunded 05/15/10 5.75%, 05/15/24	500,000	511,185

Security	Principal	Value
New York State Environmental Facilities Corp. Revenue 5.75%, 06/15/10	$495,000	$503,366
New York State Local Government Assistance Corp. Revenue, Series A 5.00%, 04/01/11	990,000	1,041,153
5.00%, 04/01/12	500,000	545,010
5.00%, 04/01/13	215,000	241,828
New York State Local Government Assistance Corp. Revenue, Series A-1 (AGM Insured) 5.00%, 04/01/12	2,000,000	2,180,040
New York State Local Government Assistance Corp. Revenue, Series A-2 5.00%, 04/01/10	200,000	200,944
New York State Power Authority Revenue, Series A Prerefunded 11/15/12 5.25%, 11/15/16	250,000	280,658
5.25%, 11/15/18	400,000	449,052
New York State Thruway Authority Revenue 5.00%, 04/01/13	550,000	613,085
5.50%, 04/01/12	1,000,000	1,091,400
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured) 5.00%, 04/01/12	125,000	135,786
5.00%, 04/01/14	2,250,000	2,567,070
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC) 5.00%, 04/01/13	1,920,000	2,148,941

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A 5.00%, 04/01/12	$500,000	$543,255
New York State Urban Development Corp. Revenue (AGM Insured) 6.50%, 01/01/11	800,000	839,960
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11 5.50%, 01/01/17	250,000	260,030
New York State, General Obligations Unlimited, Series C 5.00%, 04/15/14	1,000,000	1,148,160
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12 5.00%, 01/01/32	1,000,000	1,081,670
5.13%, 01/01/31	585,000	634,117
Triborough Bridge & Tunnel Authority Revenue, Series B 5.25%, 03/30/10	500,000	583,695
5.25%, 11/15/12	750,000	837,443
Triborough Bridge & Tunnel Authority Revenue, Series B Prerefunded 01/01/11 5.30%, 01/01/17	770,000	802,887

		43,743,035

NORTH CAROLINA – 1.89%
Mecklenburg County General Obligations Unlimited, Series A 5.00%, 08/01/13	385,000	438,272
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A 5.50%, 01/01/13	630,000	698,292

Security	Principal	Value
North Carolina State, General Obligations Unlimited 5.00%, 03/01/10	$1,600,000	$1,601,072
5.00%, 03/01/11	1,450,000	1,519,557
5.00%, 03/01/13	250,000	281,158
North Carolina State, General Obligations Unlimited, Series B 5.00%, 04/01/12	500,000	546,000
5.00%, 04/01/14	500,000	577,365

		5,661,716

OHIO – 1.03%
Cincinnati City School District, General Obligations Unlimited (AGM Insured) Prerefunded 12/01/13 5.00%, 12/01/31	800,000	916,400
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10 5.25%, 12/01/32	550,000	568,882
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1 5.00%, 06/15/11	1,025,000	1,084,071
Ohio State Revenue, Series II-A (AMBAC Insured) 5.00%, 08/01/11	500,000	531,365

		3,100,718

OKLAHOMA – 0.38%
Grand River Dam Authority Revenue (AMBAC Insured) 6.25%, 06/01/11	370,000	394,468
Grand River Dam Authority Revenue, Series A (AGM Insured) 5.00%, 06/01/12	690,000	751,941

		1,146,409

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
OREGON – 0.98%
Oregon State Department of Administrative Services Lottery Revenue (AGM Insured) 5.00%, 04/01/13	$1,500,000	$1,681,545
Oregon State Department of Administrative Services Revenue (AGM Insured) 5.00%, 09/01/10	1,000,000	1,024,680
Oregon State Department of Transportation Highway User Tax Revenue, Series A Prerefunded 11/15/12 5.13%, 11/15/26	225,000	251,188

		2,957,413

PENNSYLVANIA – 2.23%
Delaware Valley Regional Financial Authority Revenue 5.50%, 07/01/12	250,000	274,283
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured) 5.00%, 07/01/10	500,000	508,325
5.00%, 07/01/11	500,000	530,940
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC) 5.00%, 07/01/13	1,680,000	1,903,020
Pennsylvania State, General Obligations Unlimited, Series 3 5.00%, 09/01/11	410,000	438,106
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11 5.00%, 07/15/41	550,000	589,787

Security	Principal	Value
Philadelphia School District, General Obligations Unlimited, Series A (AGM-State Aid Withholding Insured) Prerefunded 02/01/12 5.50%, 02/01/31	$750,000	$819,368
Philadelphia School District, General Obligations Unlimited, Series D (FGIC-State Aid Withholding Insured) Prerefunded 06/01/14
5.13%, 06/01/34	700,000	813,603
Philadelphia, Pennsylvania Water & Wastewater Revenue, (AMBAC Insured) 5.25%, 12/15/11	650,000	694,902
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (FGIC Insured) Prerefunded 11/01/12 5.00%, 11/01/31	115,000	127,445

		6,699,779

PUERTO RICO – 4.96%
Puerto Rico Commonwealth Government Development Bank Revenue, Series B 5.00%, 03/30/10	735,000	779,806
5.00%, 12/01/13	780,000	833,633
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured) 5.50%, 07/01/12	65,000	68,775
5.50%, 07/01/13	250,000	266,270
5.50%, 07/01/14	1,950,000	2,077,569
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligations Bond, Series A Prerefunded 10/01/10 5.38%, 10/01/24	2,000,000	2,082,080
5.50%, 10/01/32	1,000,000	1,041,790

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Puerto Rico Commonwealth, General Obligations Unlimited (FGIC Insured) 5.50%, 07/01/12	$1,130,000	$1,206,241
5.50%, 07/01/14	2,000,000	2,158,240
Puerto Rico Commonwealth, General Obligations Unlimited, Series A Prerefunded 07/01/12 5.00%, 07/01/27	400,000	440,464
Puerto Rico Electric Power Authority Revenue, Series 00 (CIFG Insured) 5.00%, 07/01/13	1,480,000	1,607,487
Puerto Rico Electric Power Authority Revenue, Series JJ (NPFGC Insured) 5.25%, 07/01/13	1,275,000	1,399,351
Puerto Rico Highway & Transportation Authority Revenue, Series D Prerefunded 07/01/12 5.75%, 07/01/41	500,000	554,585
Puerto Rico Highway & Transportation Authority Revenue, Series G Prerefunded 07/01/13 5.00%, 07/01/33	345,000	391,164

		14,907,455

SOUTH CAROLINA – 0.47%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12 5.50%, 12/01/28	850,000	966,612
South Carolina State Public Service Authority Revenue, Series D (AGM Insured) 5.25%, 01/01/12	400,000	432,108

		1,398,720

Security	Principal	Value
TENNESSEE – 1.43%
Memphis Electric System Revenue, Series A (NPFGC Insured) 5.00%, 12/01/11	$2,425,000	$2,611,919
Memphis, Tennessee Electric System Revenue, Subseries A (NPFGC Insured) 5.00%, 12/01/12	1,000,000	1,112,120
Shelby County, Tennessee, General Obligations Unlimited, Series A (AMBAC Insured) 5.00%, 04/01/14	500,000	576,385

		4,300,424

TEXAS – 3.51%
Dallas-Fort Worth, Texas International Airport Revenue, Series A 4.00%, 11/01/12	780,000	835,505
Harris County, Texas Revenue, Series A (AGM Insured) Prerefunded 08/15/10 5.25%, 08/15/35	1,000,000	1,023,900
Houston, Texas Airport System Revenue, Series B (AGM Insured) Prerefunded 07/01/10 5.70%, 07/01/28	1,000,000	1,019,260
Keller, Texas Independent School District, General Obligations Unlimited (PSF-GTD Insured) Prerefunded 08/15/11 5.38%, 08/15/31	1,000,000	1,071,990
North Texas Tollway Authority Revenue, Series E-2 5.25%, 01/01/12	3,250,000	3,474,868
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/12 5.38%, 02/01/19	500,000	543,530

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
Texas State Transportation Commission Revenue, Series A 5.00%, 04/01/13	$1,465,000	$1,645,180
Texas State, General Obligations Unlimited 5.00%, 10/01/11	875,000	937,414

		10,551,647

UTAH – 1.14%
Intermountain Power Agency, Utah Power Supply Revenue, Series A 5.00%, 07/01/12	250,000	272,528
5.00%, 07/01/14	1,000,000	1,133,250
5.25%, 07/01/13	500,000	561,955
Utah State, General Obligations Unlimited, Series A 5.00%, 07/01/13	300,000	340,143
Utah State, General Obligations Unlimited, Series A Prerefunded 07/01/13 5.00%, 07/01/16	425,000	481,572
Utah State, General Obligations Unlimited, Series B 5.00%, 07/01/10	500,000	508,345
5.38%, 07/01/11	105,000	112,026

		3,409,819

VIRGINIA – 0.97%
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured) 5.00%, 10/01/11	1,975,000	2,118,839
Virginia State Public School Authority Revenue 5.25%, 08/01/14	675,000	789,993

		2,908,832

Security	Shares or Principal	Value
WASHINGTON – 1.45%
King County School District (No. 001), General Obligations Limited, Series A 5.00%, 06/01/12	$200,000	$219,270
5.00%, 06/01/13	1,250,000	1,411,438
Washington State, General Obligations Unlimited, Series C 5.00%, 07/01/11	1,000,000	1,061,180
5.00%, 07/01/12	1,000,000	1,098,440
5.00%, 07/01/13	500,000	565,140

		4,355,468

WISCONSIN – 0.76%
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured) 5.50%, 05/01/14	1,750,000	2,039,310
Wisconsin State, General Obligations Unlimited, Series 2 (NPFGC Insured) 5.00%, 05/01/13	225,000	253,177

		2,292,487

TOTAL MUNICIPAL BONDS & NOTES (Cost: $287,772,514)		291,336,524

SHORT-TERM INVESTMENTS – 1.87%

MONEY MARKET FUNDS – 1.87%
BlackRock Liquidity Funds – MuniFund, Institutional Shares 0.09%[a,b]	5,612,102	5,612,102

		5,612,102

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,612,102)		5,612,102

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Value

TOTAL INVESTMENTS IN SECURITIES – 98.85%
(Cost: $293,384,616)	$296,948,626

Other Assets, Less Liabilities – 1.15%	3,454,540

NET ASSETS – 100.00%	$300,403,166

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.05%

NEW YORK – 97.05%
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured) 5.00%, 02/15/17	$450,000	$427,783
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured) 4.50%, 02/15/17	675,000	581,242
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured) 5.00%, 09/01/12	125,000	136,630
Long Island Power Authority Revenue, Series A (AMBAC Insured) 5.50%, 12/01/11	300,000	323,616
Long Island Power Authority Revenue, Series A (BHAC Insured) 5.50%, 05/01/33	625,000	679,675
Long Island Power Authority Revenue, Series A Prerefunded 09/01/11 5.38%, 09/01/25	1,500,000	1,611,240
Long Island Power Authority Revenue, Series B 5.00%, 12/01/35	225,000	227,515
Long Island Power Authority Revenue, Series C 5.00%, 09/01/35	725,000	733,424
Long Island Power Authority Revenue, Series E (NPFGC Insured-FGIC) 5.00%, 12/01/21	400,000	428,616
Long Island Power Authority Revenue, Series L Prerefunded 05/01/11 5.38%, 05/01/33	1,000,000	1,059,680

Security	Principal	Value
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13 5.00%, 11/15/27	$1,300,000	$1,443,286
Metropolitan Transportation Authority Revenue, Series A 5.00%, 11/15/31	600,000	613,002
5.13%, 01/01/24	250,000	256,962
5.50%, 11/15/39	700,000	744,261
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 10/01/15 4.75%, 04/01/28	430,000	501,608
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 11/15/11 5.00%, 11/15/31	650,000	699,952
Metropolitan Transportation Authority Revenue, Series B 5.00%, 11/15/34	900,000	936,486
Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured) 5.00%, 11/15/30	1,600,000	1,631,760
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured) 5.00%, 01/15/28	232,500	236,824
Nassau County Sewer & Storm Water Finance Authority System Revenue, Series A (BHAC Insured) 5.38%, 11/01/28	235,000	261,402
New York City Industrial Development Agency Revenue (Yankee Stadium) (FGIC Insured) 4.50%, 03/01/39	360,000	308,891

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A 5.00%, 06/15/38	$100,000	$102,951
5.00%, 06/15/39	2,500,000	2,556,100
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA 5.00%, 06/15/37	100,000	102,951
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B Prerefunded 06/15/10 6.50%, 06/15/31	275,000	283,033
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C 4.75%, 06/15/33	250,000	251,947
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C (NPFGC Insured) 5.00%, 06/15/25	600,000	638,550
5.00%, 06/15/27	455,000	480,080
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D 5.00%, 06/15/37	250,000	256,890
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD 4.75%, 06/15/36	980,000	984,743

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1 5.00%, 06/15/39	$700,000	$726,320
5.25%, 06/15/32	750,000	807,090
New York City Transitional Finance Authority Building Aid Revenue, Series S-1 4.75%, 01/15/38	250,000	248,077
New York City Transitional Finance Authority Revenue, Series A 5.25%, 11/01/10	1,000,000	1,034,110
New York City Transitional Finance Authority Revenue, Series B 5.00%, 11/01/15	500,000	582,170
5.00%, 11/01/21	250,000	276,845
New York City Transitional Finance Authority Revenue, Series S-1 5.00%, 01/15/26	470,000	495,968
New York City Transitional Finance Authority Revenue, Subseries A-1 5.00%, 08/01/20	1,000,000	1,108,260
5.00%, 08/01/21	725,000	797,986
New York City Transitional Finance Authority Revenue, Subseries D-2 5.00%, 11/01/12	375,000	416,006
New York City, General Obligations Unlimited, Series A 5.00%, 08/01/25	400,000	422,240
New York City, General Obligations Unlimited, Series A (AGM Insured) 5.00%, 08/01/20	250,000	273,785

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York City, General Obligations Unlimited, Series A-1 5.00%, 08/01/17	$1,000,000	$1,140,380
New York City, General Obligations Unlimited, Series C 5.00%, 01/01/17	375,000	425,066
5.50%, 08/01/12	125,000	138,195
New York City, General Obligations Unlimited, Series G 5.00%, 08/01/11	375,000	398,861
5.00%, 08/01/14	500,000	568,250
New York City, General Obligations Unlimited, Series H-1 5.00%, 03/01/23	490,000	532,184
New York City, General Obligations Unlimited, Series J 5.00%, 05/15/23	250,000	263,475
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13 5.25%, 06/01/28	1,660,000	1,894,027
New York City, General Obligations Unlimited, Series J-1 5.00%, 05/15/33	400,000	415,480
5.00%, 05/15/36	905,000	933,951
New York City, General Obligations Unlimited, Series M (FGIC Insured) 5.00%, 04/01/25	200,000	208,758
New York City, General Obligations Unlimited, Subseries B-1 5.00%, 09/01/14	500,000	568,740

Security	Principal	Value
New York City, General Obligations Unlimited, Subseries C-1 (AGM Insured) 5.00%, 10/01/24	$250,000	$270,140
New York Convention Center Development Corp. Revenue (AMBAC Insured) 5.00%, 11/15/30	375,000	377,381
5.00%, 11/15/35	500,000	495,675
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue 5.00%, 07/01/22	1,000,000	1,081,750
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue, Series E 6.13%, 01/01/31	250,000	281,500
New York State Dormitory Authority (Long Island Jewish Medical Center), Non-State Supported Debt Revenue, Series A 5.50%, 05/01/37	350,000	353,994
5.75%, 05/01/37	250,000	256,793
New York State Dormitory Authority (Yeshiva University), Non-State Supported Debt Revenue 5.00%, 09/01/38	380,000	387,786
New York State Dormitory Authority Revenue (AMBAC Insured) 5.13%, 07/01/34	300,000	303,765
New York State Dormitory Authority Revenue (NPFGC Insured) 5.50%, 07/01/23	200,000	228,400

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York State Dormitory Authority Revenue (NPFGC Insured) Prerefunded 08/15/11 5.25%, 08/15/31	$550,000	$587,664
New York State Dormitory Authority Revenue, Series A 5.25%, 05/15/15	450,000	503,973
New York State Dormitory Authority Revenue, Series A (AGM/FHA Insured) 5.25%, 08/15/15	1,630,000	1,782,177
New York State Dormitory Authority Revenue, Series D (NPFGC Insured) 5.25%, 10/01/23	1,200,000	1,264,464
5.50%, 10/01/17	225,000	244,262
New York State Dormitory Authority State Personal Income Tax Revenue, Series A 5.00%, 03/15/28	500,000	535,545
New York State Dormitory Authority State Personal Income Tax Revenue, Series B 5.00%, 03/15/28	200,000	215,690
New York State Dormitory Authority State Personal Income Tax Revenue, Series F 5.00%, 03/15/30	250,000	259,708
New York State Dormitory Authority, State Supported Debt Revenue 5.00%, 07/01/15	500,000	566,900
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A 4.75%, 06/15/31	1,000,000	1,022,340
5.13%, 06/15/38	250,000	264,090

Security	Principal	Value
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B 4.50%, 06/15/36	$650,000	$644,020
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E 5.00%, 06/15/30	750,000	784,200
New York State Local Government Assistance Corp. Revenue, Series A-2 5.00%, 04/01/10	500,000	502,360
New York State Local Government Assistance Corp. Revenue, Series C 5.50%, 04/01/17	300,000	357,054
New York State Power Authority Revenue, Series A (NPFGC Insured) 4.50%, 11/15/17	575,000	561,091
New York State Power Authority Revenue, Series A Prerefunded 11/15/12 5.00%, 11/15/19	125,000	139,489
5.25%, 11/15/16	250,000	280,658
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B 5.00%, 04/01/17	300,000	336,906
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured) 5.00%, 04/01/12	225,000	244,415
5.00%, 04/01/15	500,000	575,085

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Principal	Value
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AMBAC Insured) 5.50%, 04/01/20	$250,000	$297,440
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC) 5.00%, 04/01/13	415,000	464,485
New York State Thruway Authority, Personal Income Tax Revenue, Series A 5.00%, 03/15/26	300,000	326,757
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A 5.00%, 04/01/27	750,000	800,340
New York State Urban Development Corp. Revenue, Series B 5.00%, 01/01/21	750,000	812,153
5.00%, 03/15/32	250,000	259,928
New York State Urban Development Corp. Revenue, Series C 5.00%, 12/15/17	250,000	292,060
New York State Urban Development Corp. Revenue, Series D 5.25%, 01/01/20	250,000	280,603
5.63%, 01/01/28	400,000	435,260
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11 5.50%, 01/01/17	500,000	520,060

Security	Principal	Value
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11 5.25%, 01/01/30	$1,500,000	$1,563,825
Port Authority of New York & New Jersey Revenue 4.50%, 09/15/39	475,000	464,351
5.00%, 10/01/27	700,000	748,167
5.00%, 12/01/29	925,000	975,070
5.00%, 07/15/35	125,000	129,851
5.00%, 09/01/38	900,000	919,989
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured) 5.00%, 10/15/29	250,000	261,333
5.00%, 10/15/32	700,000	725,424
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured) 5.00%, 10/15/17	825,000	934,247
5.00%, 10/15/20	142,500	158,263
5.25%, 10/15/18	500,000	571,680
Triborough Bridge & Tunnel Authority Revenue 5.00%, 11/15/37	775,000	803,481
Triborough Bridge & Tunnel Authority Revenue, Series A 5.00%, 01/01/27	500,000	514,365
5.00%, 11/15/32	600,000	624,900
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12 5.13%, 01/01/31	415,000	449,843
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/22 5.25%, 01/01/28	65,000	80,220

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2010

Security	Shares or Principal	Value
Triborough Bridge & Tunnel Authority Revenue, Series C 5.00%, 11/15/38	$300,000	$311,358
Triborough Bridge & Tunnel Authority Revenue, Subseries D 5.00%, 11/15/23	500,000	550,115
5.00%, 11/15/31	650,000	682,273

		65,844,440

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $63,379,317)		65,844,440

SHORT-TERM INVESTMENTS – 1.69%

MONEY MARKET FUNDS – 1.69%
BlackRock Liquidity Funds – New York
Money Fund, Institutional Shares
0.11%[a,b]	1,145,995	1,145,995

		1,145,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,145,995)		1,145,995

TOTAL INVESTMENTS IN SECURITIES – 98.74%
(Cost: $64,525,312)		66,990,435

Other Assets, Less Liabilities – 1.26%		853,745

NET ASSETS – 100.00%		$67,844,180

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

FGIC – Financial Guaranty Insurance Co.

FHA – Federal Housing Administration

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

February 28, 2010

Security	Principal [a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 94.89%

AUSTRALIA – 1.51%
Australia (Commonwealth of)
5.75%, 04/15/12	2,016,000	$1,848,204

		1,848,204

AUSTRIA – 2.93%
Austria (Republic of) 5.00%, 07/15/12	876,000	1,297,908
5.25%, 01/04/11	1,620,000	2,297,014

		3,594,922

BELGIUM – 3.94%
Belgium (Kingdom of)
5.00%, 09/28/12	3,240,000	4,830,891

		4,830,891

CANADA – 4.61%
Canada (Government of) 1.25%, 06/01/11	1,452,000	1,382,020
3.75%, 06/01/12	4,296,000	4,273,076

		5,655,096

DENMARK – 3.59%
Denmark (Kingdom of) 6.00%, 11/15/11	22,212,000	4,403,692

		4,403,692

FINLAND – 3.65%
Finland (Republic of) 5.75%, 02/23/11	3,120,000	4,472,023

		4,472,023

FRANCE – 5.69%
France (Republic of) 4.50%, 07/12/12	4,740,000	6,971,178

		6,971,178

GERMANY – 11.15%
Germany (Federal Republic of) 3.50%, 10/14/11	5,640,000	8,035,797
5.00%, 07/04/12	3,792,000	5,638,928

		13,674,725

GREECE – 4.60%
Hellenic Republic 3.90%, 08/20/11	4,260,000	5,638,767

		5,638,767

Security	Principal [a]	Value
IRELAND – 0.93%
Ireland (Government of)
4.00%, 11/11/11	804,000	$1,143,943

		1,143,943

ITALY – 7.24%
Italy (Republic of) 3.75%, 09/15/11	6,264,000	8,874,828

		8,874,828

JAPAN – 22.88%
Japan (Government of) 1.20%, 06/20/11	840,000,000	9,584,876
1.40%, 06/20/12	1,188,000,000	13,746,657
1.50%, 03/20/12	408,000,000	4,718,181

		28,049,714

NETHERLANDS – 4.48%
Netherlands (Kingdom of) 5.00%, 07/15/12	3,696,000	5,494,482

		5,494,482

NORWAY – 1.24%
Norway (Kingdom of) 6.00%, 05/16/11	8,580,000	1,519,504

		1,519,504

PORTUGAL – 3.66%
Portugal (Republic of) 3.20%, 04/15/11	600,000	835,922
5.00%, 06/15/12	2,508,000	3,649,743

		4,485,665

SPAIN – 4.49%
Spain (Kingdom of) 5.00%, 07/30/12	3,744,000	5,508,150

		5,508,150

SWEDEN – 1.14%
Sweden (Kingdom of) 5.25%, 03/15/11	9,480,000	1,398,205

		1,398,205

SWITZERLAND – 2.64%
Swiss Confederation 2.75%, 06/10/12	3,288,000	3,231,913

		3,231,913

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

February 28, 2010

Security	Shares or Principal [a]	Value
UNITED KINGDOM – 4.52%
United Kingdom Treasury Bonds 4.25%, 03/07/11	1,512,000	$2,386,578
5.25%, 06/07/12	1,908,000	3,156,435

		5,543,013

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $119,121,277)		116,338,915

SHORT-TERM INVESTMENTS – 0.00%

MONEY MARKET FUNDS – 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[b,c]	2,119	2,119

		2,119

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,119)		2,119

TOTAL INVESTMENTS IN SECURITIES – 94.89%

(Cost: $119,123,396)		116,341,034

Other Assets, Less Liabilities – 5.11%		6,267,261

NET ASSETS – 100.00%		$122,608,295

[a]	Principal amounts shown are in local currency of the issuer.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

88	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

February 28, 2010

Security	Principal [a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 94.17%

AUSTRALIA – 1.14%
Australia (Commonwealth of) 6.25%, 04/15/15	1,476,000	$1,388,044

		1,388,044

AUSTRIA – 4.65%
Austria (Republic of) 3.40%, 10/20/14	2,928,000	4,190,034
4.15%, 03/15/37	1,092,000	1,486,896

		5,676,930

BELGIUM – 4.37%
Belgium (Kingdom of) 3.25%, 09/28/16	1,284,000	1,788,529
5.00%, 09/28/11	1,200,000	1,740,900
5.50%, 03/28/28	1,128,000	1,811,775

		5,341,204

CANADA – 4.61%
Canada (Government of) 3.50%, 06/01/13	3,060,000	3,035,999
3.75%, 06/01/19	1,632,000	1,589,615
5.00%, 06/01/37	912,000	1,003,938

		5,629,552

DENMARK – 2.46%
Denmark (Kingdom of) 5.00%, 11/15/13	6,936,000	1,405,060
7.00%, 11/10/24	6,360,000	1,598,110

		3,003,170

FINLAND – 1.82%
Finland (Republic of) 4.38%, 07/04/19	960,000	1,428,387
5.75%, 02/23/11	552,000	791,204

		2,219,591

FRANCE – 7.29%
France (Republic of) 4.00%, 10/25/38	444,000	606,040
5.00%, 10/25/16	5,352,000	8,291,237

		8,897,277

Security	Principal [a]	Value
GERMANY – 8.57%
Germany (Federal Republic of) 2.25%, 04/11/14	1,800,000	$2,504,951
3.75%, 01/04/15	3,864,000	5,667,693
4.75%, 07/04/28	1,488,000	2,287,362

		10,460,006
GREECE – 4.40%
Hellenic Republic 4.60%, 07/20/18	3,456,000	4,208,499
6.50%, 01/11/14	852,000	1,164,473

		5,372,972

IRELAND – 1.65%
Ireland (Government of) 4.00%, 11/11/11	276,000	392,697
4.50%, 04/18/20	1,200,000	1,624,060

		2,016,757

ITALY – 8.20%
Italy (Republic of) 4.00%, 02/01/37	2,436,000	2,977,937
4.25%, 09/01/19	1,116,000	1,576,048
5.00%, 02/01/12	3,744,000	5,457,241

		10,011,226

JAPAN – 22.57%
Japan (Government of) 1.30%, 06/20/12	288,000,000	3,325,101
1.50%, 03/20/14	816,000,000	9,592,373
1.70%, 06/20/18	864,000,000	10,236,259
2.00%, 03/20/27	228,000,000	2,570,590
2.50%, 09/20/37	156,000,000	1,834,802

		27,559,125

NETHERLANDS – 4.77%
Netherlands (Kingdom of) 3.75%, 01/15/23	2,472,000	3,434,002
4.00%, 01/15/11	1,704,000	2,395,840

		5,829,842

NORWAY – 0.85%
Norway (Kingdom of) 6.50%, 05/15/13	5,496,000	1,038,722

		1,038,722

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

February 28, 2010

Security	Principal [a]	Value
PORTUGAL – 3.65%
Portugal (Republic of) 4.10%, 04/15/37	480,000	$588,167
5.45%, 09/23/13	2,592,000	3,866,500

		4,454,667

SPAIN – 4.64%
Spain (Kingdom of) 3.90%, 10/31/12	2,040,000	2,938,500
4.80%, 01/31/24	1,884,000	2,720,713

		5,659,213

SWEDEN – 1.78%
Sweden (Kingdom of) 3.50%, 03/30/39	2,880,000	392,452
6.75%, 05/05/14	10,765,000	1,784,626

		2,177,078

SWITZERLAND – 2.14%
Swiss Confederation 2.75%, 06/10/12	1,116,000	1,096,963
3.00%, 05/12/19	1,484,000	1,518,167

		2,615,130

UNITED KINGDOM – 4.61%
United Kingdom Treasury Bonds 4.00%, 03/07/22	1,188,000	1,763,215
4.25%, 03/07/11	1,200,000	1,894,109
4.75%, 12/07/38	1,260,000	1,974,831

		5,632,155

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $117,501,316)		114,982,661

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.14%

MONEY MARKET FUNDS – 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[b,c]	169,023	$169,023

		169,023

TOTAL SHORT-TERM INVESTMENTS
(Cost: $169,023)		169,023

TOTAL INVESTMENTS IN SECURITIES – 94.31%
(Cost: $117,670,339)		115,151,684

Other Assets, Less Liabilities – 5.69%		6,949,546

NET ASSETS – 100.00%		$122,101,230

[a]	Principal amounts shown are in local currency of the issuer.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

90	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2010

	iShares Barclays
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,911,996,546	$8,210,311,041	$889,811,961	$2,663,580,508
Affiliated issuers (Note 2)	108,421,328	242,940,535	241,858,983	703,754,092

Total cost of investments	$2,020,417,874	$8,453,251,576	$1,131,670,944	$3,367,334,600

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$1,912,258,732	$8,279,301,891	$903,745,047	$2,707,112,746
Affiliated issuers (Note 2)	108,421,328	242,940,535	241,858,983	703,754,092

Total fair value of investments	2,020,680,060	8,522,242,426	1,145,604,030	3,410,866,838
Receivables:
Investment securities sold	210,184,916	–	40,374,279	44,541,246
Interest	16,306,412	45,867,252	5,471,379	16,479,981
Capital shares sold	645,503	677,559,950	–	–

Total Assets	2,247,816,891	9,245,669,628	1,191,449,688	3,471,888,065

LIABILITIES
Payables:
Investment securities purchased	217,542,322	665,838,396	44,672,189	76,483,315
Collateral for securities on loan (Note 5)	101,920,000	230,479,950	236,582,810	677,794,588
Investment advisory fees (Note 2)	214,567	866,876	102,194	307,511

Total Liabilities	319,676,889	897,185,222	281,357,193	754,585,414

NET ASSETS	$1,928,140,002	$8,348,484,406	$910,092,495	$2,717,302,651

Net assets consist of:
Paid-in capital	$1,927,680,776	$8,275,695,097	$894,590,627	$2,704,529,261
Undistributed net investment income	197,415	6,558,167	1,662,616	8,012,817
Accumulated net realized loss	(375)	(2,759,708)	(93,834)	(38,771,665)
Net unrealized appreciation	262,186	68,990,850	13,933,086	43,532,238

NET ASSETS	$1,928,140,002	$8,348,484,406	$910,092,495	$2,717,302,651

Shares outstanding[b]	17,500,000	99,800,000	8,100,000	29,900,000

Net asset value per share	$110.18	$83.65	$112.36	$90.88

[a]	Securities on loan with values of $99,369,063, $224,603,507, $231,481,806 and $659,891,405, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2010

	iShares Barclays			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California AMT-Free Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$261,698,458	$2,512,723,384	$19,277,620,761	$191,036,865
Affiliated issuers (Note 2)	41,829,008	920,855,135	5,868,639,717	3,472,045

Total cost of investments	$303,527,466	$3,433,578,519	$25,146,260,478	$194,508,910

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$260,472,461	$2,359,481,496	$20,005,399,246	$195,438,828
Affiliated issuers (Note 2)	41,829,008	920,855,135	5,868,639,717	3,472,045

Total fair value of investments	302,301,469	3,280,336,631	25,874,038,963	198,910,873
Receivables:
Investment securities sold	6,814,581	123,390,645	–	–
Interest	1,505,461	16,970,731	78,050,945	2,362,279
Capital shares sold	–	530,126	–	–

Total Assets	310,621,511	3,421,228,133	25,952,089,908	201,273,152

LIABILITIES
Payables:
Investment securities purchased	11,174,028	143,374,107	–	–
Collateral for securities on loan (Note 5)	36,569,270	892,571,168	5,848,242,353	–
Capital shares redeemed	–	1,140,809	–	–
Investment advisory fees (Note 2)	28,251	264,624	3,014,897	38,422

Total Liabilities	47,771,549	1,037,350,708	5,851,257,250	38,422

NET ASSETS	$262,849,962	$2,383,877,425	$20,100,832,658	$201,234,730

Net assets consist of:
Paid-in capital	$264,043,861	$2,631,565,441	$19,476,730,093	$196,349,248
Undistributed net investment income	713,654	7,875,871	–	712,015
Accumulated net realized loss	(681,556)	(102,321,999)	(103,675,920)	(228,496)
Net unrealized appreciation (depreciation)	(1,225,997)	(153,241,888)	727,778,485	4,401,963

NET ASSETS	$262,849,962	$2,383,877,425	$20,100,832,658	$201,234,730

Shares outstanding[b]	2,400,000	25,900,000	193,500,000	1,900,000

Net asset value per share	$109.52	$92.04	$103.88	$105.91

[a]	Securities on loan with values of $35,666,839, $875,673,071, $5,279,904,523 and $—, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

92	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2010

	iShares S&P			iShares S&P/ Citigroup
	National AMT-Free Municipal Bond Fund	Short Term National AMT-Free Municipal Bond Fund	New York AMT-Free Municipal Bond Fund	1-3 Year International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,615,284,584	$287,772,514	$63,379,317	$119,121,277
Affiliated issuers (Note 2)	1,806,693	5,612,102	1,145,995	2,119

Total cost of investments	$1,617,091,277	$293,384,616	$64,525,312	$119,123,396

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$1,674,677,745	$291,336,524	$65,844,440	$116,338,915
Affiliated issuers (Note 2)	1,806,693	5,612,102	1,145,995	2,119

Total fair value of investments	1,676,484,438	296,948,626	66,990,435	116,341,034
Foreign currencies, at value[a]	–	–	–	1,129,019
Receivables:
Investment securities sold	5,961,472	–	–	4,506,101
Interest	20,680,529	3,816,734	866,720	1,871,449

Total Assets	1,703,126,439	300,765,360	67,857,155	123,847,603

LIABILITIES
Payables:
Investment securities purchased	4,653,026	307,118	–	1,206,530
Investment advisory fees (Note 2)	320,772	55,076	12,975	32,778

Total Liabilities	4,973,798	362,194	12,975	1,239,308

NET ASSETS	$1,698,152,641	$300,403,166	$67,844,180	$122,608,295

Net assets consist of:
Paid-in capital	$1,638,294,717	$296,468,643	$65,546,226	$125,206,245
Undistributed net investment income	5,483,349	383,180	213,124	499,828
Accumulated net realized loss	(5,018,586)	(12,667)	(380,293)	(195,124)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	59,393,161	3,564,010	2,465,123	(2,902,654)

NET ASSETS	$1,698,152,641	$300,403,166	$67,844,180	$122,608,295

Shares outstanding[b]	16,400,000	2,850,000	650,000	1,200,000

Net asset value per share	$103.55	$105.40	$104.38	$102.17

[a]	Cost of foreign currencies: $—, $—, $— and $1,157,186, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2010

iShares S&P/Citigroup
International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$117,501,316
Affiliated issuers (Note 2)	169,023

Total cost of investments	$117,670,339

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$114,982,661
Affiliated issuers (Note 2)	169,023

Total fair value of investments	115,151,684
Foreign currencies, at value[a]	1,859,247
Receivables:
Investment securities sold	5,069,172
Interest	1,586,808

Total Assets	123,666,911

LIABILITIES
Payables:
Investment securities purchased	1,530,915
Investment advisory fees (Note 2)	34,766

Total Liabilities	1,565,681

NET ASSETS	$122,101,230

Net assets consist of:
Paid-in capital	$124,348,199
Undistributed net investment income	644,780
Accumulated net realized loss	(288,142)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(2,603,607)

NET ASSETS	$122,101,230

Shares outstanding[b]	1,200,000

Net asset value per share	$101.75

[a]	Cost of foreign currencies: $1,881,941.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

94	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2010

	iShares Barclays
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$7,231,084	$120,107,599	$20,912,966	$90,712,194
Interest from affiliated issuers (Note 2)	10,197	17,678	1,676	5,979
Securities lending income from affiliated issuers (Note 2)	24,819	280,256	521,551	1,668,059

Total investment income	7,266,100	120,405,533	21,436,193	92,386,232

EXPENSES
Investment advisory fees (Note 2)	2,698,725	11,077,587	1,297,791	3,933,464

Total expenses	2,698,725	11,077,587	1,297,791	3,933,464

Net investment income	4,567,375	109,327,946	20,138,402	88,452,768

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	329,461	51,913,172	3,869,565	(37,438,720)
In-kind redemptions	1,083,414	59,795,182	7,073,814	74,599,222

Net realized gain	1,412,875	111,708,354	10,943,379	37,160,502

Net change in unrealized appreciation (depreciation)	(823,492)	(80,064,356)	(14,013,517)	(102,196,031)

Net realized and unrealized gain (loss)	589,383	31,643,998	(3,070,138)	(65,035,529)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,156,758	$140,971,944	$17,068,264	$23,417,239

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2010

	iShares Barclays			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California AMT-Free Municipal Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$8,688,757	$85,924,061	$631,072,781 [a]	$7,025,883
Interest from affiliated issuers (Note 2)	746	5,140	30,409	290
Securities lending income from affiliated issuers (Note 2)	74,958	940,591	6,488,597	–

Total investment income	8,764,461	86,869,792	637,591,787	7,026,173

EXPENSES
Investment advisory fees (Note 2)	329,948	3,213,616	30,754,437	417,719

Total expenses	329,948	3,213,616	30,754,437	417,719

Net investment income	8,434,513	83,656,176	606,837,350	6,608,454

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(544,573)	(194,023,039)	(23,504,578)	194,596
In-kind redemptions	3,652,229	56,300,580	15,433,069	–

Net realized gain (loss)	3,107,656	(137,722,459)	(8,071,509)	194,596

Net change in unrealized appreciation (depreciation)	(6,354,974)	(33,542,727)	951,356,453	5,277,466

Net realized and unrealized gain (loss)	(3,247,318)	(171,265,186)	943,284,944	5,472,062

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,187,195	$(87,609,010)	$1,550,122,294	$12,080,516

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

96	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2010

	iShares S&P			iShares S&P/ Citigroup
	National AMT-Free Municipal Bond Fund	Short Term National AMT-Free Municipal Bond Fund	New York AMT-Free Municipal Bond Fund	1-3 Year International Treasury Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers[a]	$55,536,723	$2,575,810	$2,153,752	$819,948
Interest from affiliated issuers (Note 2)	737	999	121	92

Total investment income	55,537,460	2,576,809	2,153,873	820,040

EXPENSES
Investment advisory fees (Note 2)	3,468,721	381,513	135,330	221,729

Total expenses	3,468,721	381,513	135,330	221,729

Net investment income	52,068,739	2,195,296	2,018,543	598,311

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(641,676)	(9,181)	9,333	376,897
Foreign currency transactions	–	–	–	42,441

Net realized gain (loss)	(641,676)	(9,181)	9,333	419,338

Net change in unrealized appreciation (depreciation) on:
Investments	56,618,945	3,253,537	2,402,379	(2,562,432)
Translation of assets and liabilities in foreign currencies	–	–	–	(118,206)

Net change in unrealized appreciation (depreciation)	56,618,945	3,253,537	2,402,379	(2,680,638)

Net realized and unrealized gain (loss)	55,977,269	3,244,356	2,411,712	(2,261,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,046,008	$5,439,652	$4,430,255	$(1,662,989)

[a]	Net of foreign withholding tax of $—, $—, $— and $3,514, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2010

iShares S&P/Citigroup
International Treasury Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers[a]	$1,563,132
Interest from affiliated issuers (Note 2)	240

Total investment income	1,563,372

EXPENSES
Investment advisory fees (Note 2)	223,322

Total expenses	223,322

Net investment income	1,340,050

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	502,524
In-kind redemptions	(659,388)
Foreign currency transactions	(61,215)

Net realized loss	(218,079)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,294,575)
Translation of assets and liabilities in foreign currencies	(82,374)

Net change in unrealized appreciation (depreciation)	(2,376,949)

Net realized and unrealized loss	(2,595,028)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,254,978)

[a]	Net of foreign withholding tax of $2,181.

See notes to financial statements.

98	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Short Treasury Bond Fund		iShares Barclays 1-3 Year Treasury Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,567,375	$21,384,829	$109,327,946	$261,285,978
Net realized gain	1,412,875	3,654,272	111,708,354	196,530,020
Net change in unrealized appreciation (depreciation)	(823,492)	(1,604,740)	(80,064,356)	(183,085,125)

Net increase in net assets resulting from operations	5,156,758	23,434,361	140,971,944	274,730,873

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,614,335)	(22,102,085)	(118,227,063)	(288,996,228)
From net realized gain	(75,151)	(121,436)	(54,219,500)	–

Total distributions to shareholders	(5,689,486)	(22,223,521)	(172,446,563)	(288,996,228)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,201,448,995	2,335,305,013	4,950,171,390	4,230,194,314
Cost of shares redeemed	(815,582,312)	(1,543,436,980)	(3,893,972,957)	(6,793,900,884)

Net increase (decrease) in net assets from capital share transactions	385,866,683	791,868,033	1,056,198,433	(2,563,706,570)

INCREASE (DECREASE) IN NET ASSETS	385,333,955	793,078,873	1,024,723,814	(2,577,971,925)

NET ASSETS
Beginning of year	1,542,806,047	749,727,174	7,323,760,592	9,901,732,517

End of year	$1,928,140,002	$1,542,806,047	$8,348,484,406	$7,323,760,592

Undistributed net investment income included in net assets at end of year	$197,415	$1,240,495	$6,558,167	$15,688,433

SHARES ISSUED AND REDEEMED
Shares sold	10,900,000	21,200,000	59,100,000	50,900,000
Shares redeemed	(7,400,000)	(14,000,000)	(46,500,000)	(81,400,000)

Net increase (decrease) in shares outstanding	3,500,000	7,200,000	12,600,000	(30,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 3-7 Year Treasury Bond Fund		iShares Barclays 7-10 Year Treasury Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,138,402	$22,535,196	$88,452,768	$109,893,995
Net realized gain	10,943,379	31,231,558	37,160,502	145,100,522
Net change in unrealized appreciation (depreciation)	(14,013,517)	9,876,667	(102,196,031)	(24,472,590)

Net increase in net assets resulting from operations	17,068,264	63,643,421	23,417,239	230,521,927

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,273,160)	(21,630,079)	(88,324,692)	(112,299,060)
From net realized gain	(6,315,239)	–	(14,506,096)	–

Total distributions to shareholders	(26,588,399)	(21,630,079)	(102,830,788)	(112,299,060)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	396,313,949	964,749,529	1,996,734,347	1,041,668,589
Cost of shares redeemed	(324,101,844)	(609,949,918)	(1,812,164,665)	(1,276,636,642)

Net increase (decrease) in net assets from capital share transactions	72,212,105	354,799,611	184,569,682	(234,968,053)

INCREASE (DECREASE) IN NET ASSETS	62,691,970	396,812,953	105,156,133	(116,745,186)

NET ASSETS
Beginning of year	847,400,525	450,587,572	2,612,146,518	2,728,891,704

End of year	$910,092,495	$847,400,525	$2,717,302,651	$2,612,146,518

Undistributed net investment income included in net assets at end of year	$1,662,616	$1,795,982	$8,012,817	$8,122,776

SHARES ISSUED AND REDEEMED
Shares sold	3,500,000	8,900,000	21,700,000	11,600,000
Shares redeemed	(2,900,000)	(5,500,000)	(19,700,000)	(13,800,000)

Net increase (decrease) in shares outstanding	600,000	3,400,000	2,000,000	(2,200,000)

See notes to financial statements.

100	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 10-20 Year Treasury Bond Fund		iShares Barclays 20+ Year Treasury Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,434,513	$5,366,161	$83,656,176	$72,299,693
Net realized gain (loss)	3,107,656	2,215,001	(137,722,459)	252,716,299
Net change in unrealized appreciation (depreciation)	(6,354,974)	2,576,091	(33,542,727)	(104,027,203)

Net increase (decrease) in net assets resulting from operations	5,187,195	10,157,253	(87,609,010)	220,988,789

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,195,105)	(5,134,566)	(80,807,679)	(72,672,185)

Total distributions to shareholders	(8,195,105)	(5,134,566)	(80,807,679)	(72,672,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	251,663,826	97,736,224	5,528,482,482	7,767,104,586
Cost of shares redeemed	(153,331,830)	(54,235,660)	(4,560,338,014)	(8,038,635,082)

Net increase (decrease) in net assets from capital share transactions	98,331,996	43,500,564	968,144,468	(271,530,496)

INCREASE (DECREASE) IN NET ASSETS	95,324,086	48,523,251	799,727,779	(123,213,892)

NET ASSETS
Beginning of year	167,525,876	119,002,625	1,584,149,646	1,707,363,538

End of year	$262,849,962	$167,525,876	$2,383,877,425	$1,584,149,646

Undistributed net investment income included in net assets at end of year	$713,654	$474,246	$7,875,871	$5,029,482

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	900,000	58,400,000	80,600,000
Shares redeemed	(1,400,000)	(500,000)	(48,100,000)	(83,100,000)

Net increase (decrease) in shares outstanding	900,000	400,000	10,300,000	(2,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays TIPS Bond Fund		iShares S&P California AMT-Free Municipal Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$606,837,350	$61,353,625	$6,608,454	$3,986,658
Net realized gain (loss)	(8,071,509)	(38,968,699)	194,596	(394,806)
Net change in unrealized appreciation (depreciation)	951,356,453	(638,503,220)	5,277,466	1,861,862

Net increase (decrease) in net assets resulting from operations	1,550,122,294	(616,118,294)	12,080,516	5,453,714

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(615,978,414)	(314,551,881)	(6,357,620)	(3,655,015)
Return of capital	–	(81,523,573)	–	–

Total distributions to shareholders	(615,978,414)	(396,075,454)	(6,357,620)	(3,655,015)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,409,013,111	5,094,951,069	62,728,766	71,346,514
Cost of shares redeemed	(513,442,070)	(220,028,419)	–	–

Net increase in net assets from capital share transactions	8,895,571,041	4,874,922,650	62,728,766	71,346,514

INCREASE IN NET ASSETS	9,829,714,921	3,862,728,902	68,451,662	73,145,213

NET ASSETS
Beginning of year	10,271,117,737	6,408,388,835	132,783,068	59,637,855

End of year	$20,100,832,658	$10,271,117,737	$201,234,730	$132,783,068

Undistributed net investment income included in net assets at end of year	$–	$–	$712,015	$462,144

SHARES ISSUED AND REDEEMED
Shares sold	92,200,000	50,300,000	600,000	700,000
Shares redeemed	(4,900,000)	(2,200,000)	–	–

Net increase in shares outstanding	87,300,000	48,100,000	600,000	700,000

See notes to financial statements.

102	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P National AMT-Free Municipal Bond Fund		iShares S&P Short Term National AMT-Free Municipal Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Period from November 5, 2008[a] to February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$52,068,739	$26,122,122	$2,195,296	$181,619
Net realized loss	(641,676)	(4,185,952)	(9,181)	(3,487)
Net change in unrealized appreciation (depreciation)	56,618,945	18,795,450	3,253,537	310,473

Net increase in net assets resulting from operations	108,046,008	40,731,620	5,439,652	488,605

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,855,102)	(23,865,575)	(1,862,439)	(131,296)

Total distributions to shareholders	(49,855,102)	(23,865,575)	(1,862,439)	(131,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	618,380,850	647,731,971	255,600,874	40,867,770

Net increase in net assets from capital share transactions	618,380,850	647,731,971	255,600,874	40,867,770

INCREASE IN NET ASSETS	676,571,756	664,598,016	259,178,087	41,225,079

NET ASSETS
Beginning of period	1,021,580,885	356,982,869	41,225,079	–

End of period	$1,698,152,641	$1,021,580,885	$300,403,166	$41,225,079

Undistributed net investment income included in net assets at end of period	$5,483,349	$3,269,785	$383,180	$50,323

SHARES ISSUED
Shares sold	6,100,000	6,600,000	2,450,000	400,000

Net increase in shares outstanding	6,100,000	6,600,000	2,450,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P New York AMT-Free Municipal Bond Fund		iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Period from January 21, 2009[a] to February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,018,543	$1,241,923	$598,311	$10,777
Net realized gain (loss)	9,333	(309,519)	419,338	(98,718)
Net change in unrealized appreciation (depreciation)	2,402,379	814,329	(2,680,638)	(222,016)

Net increase (decrease) in net assets resulting from operations	4,430,255	1,746,733	(1,662,989)	(309,957)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,938,302)	(1,177,062)	(625,005)	–

Total distributions to shareholders	(1,938,302)	(1,177,062)	(625,005)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,441,551	29,912,615	115,658,600	9,547,646
Cost of shares redeemed	–	(10,190,130)	–	–

Net increase in net assets from capital share transactions	25,441,551	19,722,485	115,658,600	9,547,646

INCREASE IN NET ASSETS	27,933,504	20,292,156	113,370,606	9,237,689

NET ASSETS
Beginning of period	39,910,676	19,618,520	9,237,689	–

End of period	$67,844,180	$39,910,676	$122,608,295	$9,237,689

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$213,124	$132,884	$499,828	$(87,382)

SHARES ISSUED AND REDEEMED
Shares sold	250,000	300,000	1,100,000	100,000
Shares redeemed	–	(100,000)	–	–

Net increase in shares outstanding	250,000	200,000	1,100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

104	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup International Treasury Bond Fund
	Year ended February 28, 2010	Period from January 21, 2009[a] to February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,340,050	$20,713
Net realized loss	(218,079)	(90,044)
Net change in unrealized appreciation (depreciation)	(2,376,949)	(226,658)

Net decrease in net assets resulting from operations	(1,254,978)	(295,989)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,355,390)	–

Total distributions to shareholders	(1,355,390)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	125,614,292	9,429,591
Cost of shares redeemed	(10,036,296)	–

Net increase in net assets from capital share transactions	115,577,996	9,429,591

INCREASE IN NET ASSETS	112,967,628	9,133,602

NET ASSETS
Beginning of period	9,133,602	–

End of period	$122,101,230	$9,133,602

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$644,780	$(64,822)

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	100,000
Shares redeemed	(100,000)	–

Net increase in shares outstanding	1,100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Short Treasury Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$110.20	$110.25	$109.03	$108.57

Income from investment operations:
Net investment income[b]	0.28	1.82	4.67	0.74
Net realized and unrealized gain	0.05	0.16	0.96	0.03

Total from investment operations	0.33	1.98	5.63	0.77

Less distributions from:
Net investment income	(0.35)	(2.02)	(4.39)	(0.31)
Net realized gain	(0.00)[c,d]	(0.01)[c]	(0.02)[c]	–

Total distributions	(0.35)	(2.03)	(4.41)	(0.31)

Net asset value, end of period	$110.18	$110.20	$110.25	$109.03

Total return	0.27%	1.81%	5.29%	0.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,928,140	$1,542,806	$749,727	$65,417
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	0.25%	1.65%	4.26%	4.60%
Portfolio turnover rate[g]	185%	219%	176%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Treasury Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006

Net asset value, beginning of year	$83.99	$84.13	$80.38	$80.08	$80.99

Income from investment operations:
Net investment income	1.24 [a]	2.54 [a]	3.60 [a]	3.42 [a]	2.66
Net realized and unrealized gain (loss)	0.36	0.12	3.58	0.24	(1.05)

Total from investment operations	1.60	2.66	7.18	3.66	1.61

Less distributions from:
Net investment income	(1.34)	(2.80)	(3.43)	(3.36)	(2.52)
Net realized gain	(0.60)[b]	–	–	–	–

Total distributions	(1.94)	(2.80)	(3.43)	(3.36)	(2.52)

Net asset value, end of year	$83.65	$83.99	$84.13	$80.38	$80.08

Total return	1.94%	3.22%	9.20%	4.69%	2.01%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,348,484	$7,323,761	$9,901,733	$5,538,391	$3,771,679
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.48%	3.05%	4.43%	4.28%	3.36%
Portfolio turnover rate[c]	62%	37%	76%	64%	83%

[a]	Based on average shares outstanding throughout the period.
[b]	A portion of these distributions represent short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 3-7 Year Treasury Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$112.99	$109.90	$101.03	$100.11

Income from investment operations:
Net investment income[b]	2.60	3.29	4.21	0.62
Net realized and unrealized gain	0.19	3.02	8.95	0.55

Total from investment operations	2.79	6.31	13.16	1.17

Less distributions from:
Net investment income	(2.61)	(3.22)	(4.29)	(0.25)
Net realized gain	(0.81)[c]	–	–	–

Total distributions	(3.42)	(3.22)	(4.29)	(0.25)

Net asset value, end of period	$112.36	$112.99	$109.90	$101.03

Total return	2.52%	5.84%	13.46%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$910,092	$847,401	$450,588	$20,206
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.33%	2.98%	4.04%	4.19%
Portfolio turnover rate[f]	89%	55%	41%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	A portion of these distributions represent short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 7-10 Year Treasury Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006

Net asset value, beginning of year	$93.63	$90.66	$83.49	$82.91	$84.30

Income from investment operations:
Net investment income	3.09 [a]	3.57 [a]	3.82 [a]	3.69 [a]	3.29
Net realized and unrealized gain (loss)	(2.30)	3.04	7.06	0.43	(1.43)

Total from investment operations	0.79	6.61	10.88	4.12	1.86

Less distributions from:
Net investment income	(3.03)	(3.64)	(3.71)	(3.54)	(3.25)
Net realized gain	(0.51)	–	–	–	–

Total distributions	(3.54)	(3.64)	(3.71)	(3.54)	(3.25)

Net asset value, end of year	$90.88	$93.63	$90.66	$83.49	$82.91

Total return	0.87%	7.46%	13.51%	5.14%	2.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,717,303	$2,612,147	$2,728,892	$1,911,850	$1,177,379
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.37%	3.93%	4.53%	4.50%	4.02%
Portfolio turnover rate[b]	157%	38%	40%	45%	94%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 10-20 Year Treasury Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$111.68	$108.18	$101.92	$100.77

Income from investment operations:
Net investment income[b]	4.21	4.56	4.68	0.63
Net realized and unrealized gain (loss)	(2.25)	3.33	6.29	0.78

Total from investment operations	1.96	7.89	10.97	1.41

Less distributions from:
Net investment income	(4.12)	(4.39)	(4.71)	(0.26)

Total distributions	(4.12)	(4.39)	(4.71)	(0.26)

Net asset value, end of period	$109.52	$111.68	$108.18	$101.92

Total return	1.76%	7.48%	11.19%	1.41%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$262,850	$167,526	$119,003	$30,576
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.83%	4.17%	4.53%	4.29%
Portfolio turnover rate[e]	55%	22%	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 20+ Year Treasury Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006

Net asset value, beginning of year	$101.55	$94.33	$90.22	$91.41	$90.12

Income from investment operations:
Net investment income	3.69 [a]	4.08 [a]	4.17 [a]	4.10 [a]	4.12
Net realized and unrealized gain (loss)	(9.52)	7.27	4.10	(1.26)	1.32

Total from investment operations	(5.83)	11.35	8.27	2.84	5.44

Less distributions from:
Net investment income	(3.68)	(4.13)	(4.16)	(4.03)	(4.15)

Total distributions	(3.68)	(4.13)	(4.16)	(4.03)	(4.15)

Net asset value, end of year	$92.04	$101.55	$94.33	$90.22	$91.41

Total return	(5.85)%	12.30%	9.54%	3.37%	6.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,383,877	$1,584,150	$1,707,364	$1,389,320	$868,402
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.90%	4.18%	4.69%	4.70%	4.42%
Portfolio turnover rate[b]	65%	41%	26%	25%	25%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays TIPS Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006

Net asset value, beginning of year	$96.71	$110.30	$100.96	$102.75	$105.03

Income from investment operations:
Net investment income	4.04 [a]	0.80 [a]	5.86 [a]	4.08 [a]	4.29
Net realized and unrealized gain (loss)	7.38	(8.70)	8.53	(1.60)	(1.15)

Total from investment operations	11.42	(7.90)	14.39	2.48	3.14

Less distributions from:
Net investment income	(4.25)	(4.52)	(5.05)	(4.11)	(5.37)
Return of capital	–	(1.17)	–	(0.16)	(0.05)

Total distributions	(4.25)	(5.69)	(5.05)	(4.27)	(5.42)

Net asset value, end of year	$103.88	$96.71	$110.30	$100.96	$102.75

Total return	12.00%	(7.50)%	14.78%	2.56%	3.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$20,100,833	$10,271,118	$6,408,389	$4,129,080	$3,616,667
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.95%	0.78%	5.71%	4.09%	4.12%
Portfolio turnover rate[b]	15%	10%	10%	17%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California AMT-Free Municipal Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$102.14	$99.40	$103.40

Income from investment operations:
Net investment income[b]	4.11	3.83	1.53
Net realized and unrealized gain (loss)	3.66	2.48	(4.36)

Total from investment operations	7.77	6.31	(2.83)

Less distributions from:
Net investment income	(4.00)	(3.57)	(1.17)

Total distributions	(4.00)	(3.57)	(1.17)

Net asset value, end of period	$105.91	$102.14	$99.40

Total return	7.74%	6.43%	(2.78)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$201,235	$132,783	$59,638
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	3.96%	3.79%	3.63%
Portfolio turnover rate[e]	16%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National AMT-Free Municipal Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Sep. 7, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$99.18	$96.48	$100.30

Income from investment operations:
Net investment income[b]	3.82	3.77	1.74
Net realized and unrealized gain (loss)	4.27	2.45	(4.08)

Total from investment operations	8.09	6.22	(2.34)

Less distributions from:
Net investment income	(3.72)	(3.52)	(1.48)

Total distributions	(3.72)	(3.52)	(1.48)

Net asset value, end of period	$103.55	$99.18	$96.48

Total return	8.27%	6.53%	(2.36)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,698,153	$1,021,581	$356,983
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	0.26%	0.30%
Ratio of net investment income to average net assets[d]	3.75%	3.84%	3.62%
Portfolio turnover rate[e]	8%	14%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Short Term National AMT-Free Municipal Bond Fund
	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009

Net asset value, beginning of period	$103.06	$100.50

Income from investment operations:
Net investment income[b]	1.50	0.75
Net realized and unrealized gain	2.30	2.31

Total from investment operations	3.80	3.06

Less distributions from:
Net investment income	(1.46)	(0.50)

Total distributions	(1.46)	(0.50)

Net asset value, end of period	$105.40	$103.06

Total return	3.72%	3.00%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$300,403	$41,225
Ratio of expenses to average net assets[d]	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.44%	2.32%
Portfolio turnover rate[e]	22%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York AMT-Free Municipal Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$99.78	$98.09	$101.51

Income from investment operations:
Net investment income[b]	3.82	3.91	1.56
Net realized and unrealized gain (loss)	4.55	1.54	(3.77)

Total from investment operations	8.37	5.45	(2.21)

Less distributions from:
Net investment income	(3.77)	(3.76)	(1.21)

Total distributions	(3.77)	(3.76)	(1.21)

Net asset value, end of period	$104.38	$99.78	$98.09

Total return	8.52%	5.65%	(2.20)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$67,844	$39,911	$19,619
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	3.73%	3.95%	3.77%
Portfolio turnover rate[e]	1%	30%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[a] to Feb. 28, 2009

Net asset value, beginning of period	$92.38	$95.47

Income from investment operations:
Net investment income[b]	0.99	0.11
Net realized and unrealized gain (loss)	10.09	(3.20)

Total from investment operations	11.08	(3.09)

Less distributions from:
Net investment income	(1.29)	–

Total distributions	(1.29)	–

Net asset value, end of period	$102.17	$92.38

Total return	11.84%	(3.12)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$122,608	$9,238
Ratio of expenses to average net assets[d]	0.35%	0.35%
Ratio of net investment income to average net assets[d]	0.94%	1.09%
Portfolio turnover rate[e]	115%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup International Treasury Bond Fund
	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[a] to Feb. 28, 2009

Net asset value, beginning of period	$91.34	$94.29

Income from investment operations:
Net investment income[b]	2.18	0.21
Net realized and unrealized gain (loss)	10.42	(3.16)

Total from investment operations	12.60	(2.95)

Less distributions from:
Net investment income	(2.19)	–

Total distributions	(2.19)	–

Net asset value, end of period	$101.75	$91.34

Total return	13.85%	(3.17)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$122,101	$9,134
Ratio of expenses to average net assets[d]	0.35%	0.35%
Ratio of net investment income to average net assets[d]	2.10%	2.13%
Portfolio turnover rate[e]	108%	17%

a Commencement of operations.

b Based on average shares outstanding throughout each period.

c Not annualized.

d Annualized for periods of less than one year.

e Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays Short Treasury Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 YearTreasury Bond Fund, iShares Barclays 7-10 YearTreasury Bond Fund, iShares Barclays 10-20 YearTreasury Bond Fund, iShares Barclays 20+ YearTreasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Barclays Short Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques

120	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

(e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of the Funds’ investments according to the fair value hierarchy as of February 28, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

		Investments in Securities

iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total

Barclays Short Treasury
U.S. Government Obligations	$–	$1,912,258,732	$–	$1,912,258,732
Short-Term Investments	108,421,328	–	–	108,421,328

Total Barclays Short Treasury	108,421,328	1,912,258,732	–	2,020,680,060

Barclays 1-3 Year Treasury
U.S. Government Obligations	–	8,279,301,891	–	8,279,301,891
Short-Term Investments	242,940,535	–	–	242,940,535

Total Barclays 1-3 Year Treasury	242,940,535	8,279,301,891	–	8,522,242,426

Barclays 3-7 Year Treasury
U.S. Government Obligations	–	903,745,047	–	903,745,047
Short-Term Investments	241,858,983	–		241,858,983

Total Barclays 3-7 Year Treasury	241,858,983	903,745,047	–	1,145,604,030

Barclays 7-10 Year Treasury
U.S. Government Obligations	–	2,707,112,746	–	2,707,112,746
Short-Term Investments	703,754,092	–	–	703,754,092

Total Barclays 7-10 Year Treasury	703,754,092	2,707,112,746	–	3,410,866,838

Barclays 10-20 Year Treasury			–
U.S. Government Obligations	–	260,472,461	–	260,472,461
Short-Term Investments	41,829,008	–	–	41,829,008

Total Barclays 10-20 Year Treasury	41,829,008	260,472,461	–	302,301,469

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Continued)

iSHARES® TRUST

		Investments in Securities

iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total

Barclays 20+ Year Treasury
U.S. Government Obligations	$–	$2,359,481,496	$–	$2,359,481,496
Short-Term Investments	920,855,135	–	–	920,855,135

Total Barclays 20+ Year Treasury	920,855,135	2,359,481,496	–	3,280,336,631

Barclays TIPS
U.S. Government Obligations	–	20,005,399,246	–	20,005,399,246
Short-Term Investments	5,868,639,717	–	–	5,868,639,717

Total Barclays TIPS	5,868,639,717	20,005,399,246	–	25,874,038,963

S&P California AMT-Free Municipal
Municipal Bonds & Notes	–	195,438,828	–	195,438,828
Short-Term Investments	3,472,045	–	–	3,472,045

Total S&P California AMT-Free Municipal	3,472,045	195,438,828	–	198,910,873

S&P National AMT-Free Municipal
Municipal Bonds & Notes	–	1,674,677,745	–	1,674,677,745
Short-Term Investments	1,806,693	–	–	1,806,693

Total S&P National AMT-Free Municipal	1,806,693	1,674,677,745	–	1,676,484,438

S&P Short Term National AMT-Free Municipal
Municipal Bonds & Notes	–	291,336,524	–	291,336,524
Short-Term Investments	5,612,102	–	–	5,612,102

Total S&P Short Term National AMT-Free Municipal	5,612,102	291,336,524	–	296,948,626

S&P New York AMT-Free Municipal
Municipal Bonds & Notes	–	65,844,440	–	65,844,440
Short-Term Investments	1,145,995	–		1,145,995

Total S&P New York AMT-Free Municipal	1,145,995	65,844,440	–	66,990,435

S&P/Citigroup 1-3 Year International Treasury
Foreign Government Bonds & Notes	–	116,338,915	–	116,338,915
Short-Term Investments	2,119	–	–	2,119

Total S&P/Citigroup 1-3 Year International Treasury	2,119	116,338,915	–	116,341,034

S&P/Citigroup International Treasury
Foreign Government Bonds & Notes	–	114,982,661	–	114,982,661
Short-Term Investments	169,023	–	–	169,023

Total S&P/Citigroup International Treasury	169,023	114,982,661	–	115,151,684

122	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

The inflation-protected public obligations held by the iShares Barclays TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)

Barclays Short Treasury	$–	$197,415	$261,811	$–	$459,226
Barclays 1-3 Year Treasury	–	6,558,147	68,933,490	(2,702,328)	72,789,309
Barclays 3-7 Year Treasury	–	1,662,616	13,904,220	(64,968)	15,501,868
Barclays 7-10 Year Treasury	–	7,955,767	36,354,966	(31,537,343)	12,773,390
Barclays 10-20 Year Treasury	–	713,654	(1,620,227)	(287,326)	(1,193,899)
Barclays 20+ Year Treasury	–	7,875,849	(233,764,852)	(21,799,013)	(247,688,016)
Barclays TIPS	–	–	647,671,209	(23,568,644)	624,102,565
S&P California AMT-Free Municipal	677,314	–	4,436,664	(228,496)	4,885,482
S&P National AMT-Free Municipal	5,321,901	–	59,192,998	(4,656,975)	59,857,924
S&P Short Term National AMT-Free Municipal	383,180	–	3,564,010	(12,667)	3,934,523
S&P New York AMT-Free Municipal	204,876	–	2,473,013	(379,935)	2,297,954
S&P/Citigroup 1-3 Year International Treasury		499,828	(3,004,779)	(92,999)	(2,597,950)
S&P/Citigroup International Treasury		644,780	(2,655,709)	(236,040)	(2,246,969)

The tax character of distributions paid during the years ended February 28, 2010 and February 28, 2009, were as follows:

iShares Bond Fund	2010	2009

Barclays Short Treasury
Distributions paid from:
Ordinary income	$5,689,486	$22,223,521

Total Distributions	$5,689,486	$22,223,521

Barclays 1-3 Year Treasury
Distributions paid from:
Long-term capital gain	$45,236,287	$–
Ordinary income	127,210,276	288,996,228

Total Distributions	$172,446,563	$228,996,228

Barclays 3-7 Year Treasury
Distributions paid from:
Long-term capital gain	$1,401,788	$–
Ordinary income	25,186,611	21,630,079

Total Distributions	$26,588,399	$21,630,079

124	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2010	2009

Barclays 7-10 Year Treasury
Distributions paid from:
Long-term capital gain	$14,506,096	$–
Ordinary income	88,324,692	112,299,060

Total Distributions	$102,830,788	$112,299,060

Barclays 10-20 Year Treasury
Distributions paid from:
Ordinary income	$8,195,105	$5,134,566

Total Distributions	$8,195,105	$5,134,566

Barclays 20+ Year Treasury
Distributions paid from:
Ordinary income	$80,807,679	$72,672,185

Total Distributions	$80,807,679	$72,672,185

Barclays TIPS
Distributions paid from:
Ordinary income	$615,978,414	$314,551,881
Return of capital	–	81,523,573

Total Distributions	$615,978,414	$396,075,454

S&P California AMT-Free Municipal
Distributions paid from:
Ordinary income	$30,178	$4,843
Tax-exempt income	6,327,442	3,650,172

Total Distributions	$6,357,620	$3,655,015

S&P National AMT-Free Municipal
Distributions paid from:
Ordinary income	$174,367	$21,191
Tax-exempt income	49,680,735	23,844,384

Total Distributions	$49,855,102	$23,865,575

S&P Short Term National AMT-Free Municipal
Distributions paid from:
Tax-exempt income	$1,862,439	$131,296	[a]

Total Distributions	$1,862,439	$131,296

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2010	2009
S&P New York AMT-Free Municipal
Distributions paid from:
Ordinary income	$4,289	$1,238
Tax-exempt income	1,934,013	1,175,824

Total Distributions	$1,938,302	$1,177,062

S&P/Citigroup 1-3 Year International Treasury[b]
Distributions paid from:
Ordinary income	$625,005	$–

Total Distributions	$625,005	$–

S&P/Citigroup International Treasury[b]
Distributions paid from:
Ordinary income	$1,355,390	$–

Total Distributions	$1,355,390	$–

[a]	Commencement of operations on November 5, 2008.
[b]	Commencement of operations on January 21, 2009.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2010.

From November 1, 2009 to February 28, 2010, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2011, as follows:

iShares Bond Fund	Deferred Net Realized Capital Losses
Barclays 1-3 Year Treasury	$ 2,702,328
Barclays 3-7 Year Treasury	64,968
Barclays 7-10 Year Treasury	31,537,343
Barclays 10-20 Year Treasury	118,179
Barclays 20+ Year Treasury	6

iShares Bond Fund	Deferred Net Realized Capital Losses
S&P National AMT-Free Municipal	$ 334,151
S&P Short Term National AMT-Free Municipal	32
S&P New York AMT-Free Municipal	352
S&P/Citigroup 1-3 Year International Treasury	91,737
S&P/Citigroup International Treasury	169,535

126	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of February 28, 2010, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Barclays 10-20 Year Treasury	$–	$–	$–	$–	$–	$–	$169,147	$169,147
Barclays 20+ Year Treasury	2,218,753	–	1,105,659	4,724,131	3,444,435	1,159,235	9,146,794	21,799,007
Barclays TIPS	–	2,389,570	512,591	13,253,242	5,636,312	1,248,214	528,715	23,568,644
S&P California AMT-Free Municipal	–	–	–	–	–	228,496	–	228,496
S&P National AMT-Free Municipal	–	–	–	–	6,225	1,260,856	3,055,743	4,322,824
S&P Short Term National AMT-Free Municipal	–	–	–	–	–	–	12,635	12,635
S&P New York AMT-Free Municipal	–	–	–	–	60	149,960	229,563	379,583
S&P/Citigroup 1-3 Year International Treasury	–	–	–	–	–	–	1,262	1,262
S&P/Citigroup International Treasury	–	–	–	–	–	–	66,505	66,505

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. The capital loss carryforwards utilized by iShares S&P California AMT-Free Municipal Bond Fund for the year ended February 28, 2010 amounted to $62,089.

For the year ended February 28, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 28, 2010 are disclosed in the Funds’ Statements of Operations.

As of February 28, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Short Treasury	$2,020,418,249	$382,016	$(120,205)	$261,811
Barclays 1-3 Year Treasury	8,453,308,936	70,204,224	(1,270,734)	68,933,490
Barclays 3-7 Year Treasury	1,131,699,810	13,957,426	(53,206)	13,904,220
Barclays 7-10 Year Treasury	3,374,511,872	36,354,966	–	36,354,966
Barclays 10-20 Year Treasury	303,921,696	119,640	(1,739,867)	(1,620,227)
Barclays 20+ Year Treasury	3,514,101,483	–	(233,764,852)	(233,764,852)
Barclays TIPS	25,226,367,754	654,824,919	(7,153,710)	647,671,209

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P California AMT-Free Municipal	$194,474,209	$5,592,497	$(1,155,833)	$4,436,664
S&P National AMT-Free Municipal	1,617,291,440	64,634,983	(5,441,985)	59,192,998
S&P Short Term National AMT-Free Municipal	293,384,616	3,613,619	(49,609)	3,564,010
S&P New York AMT-Free Municipal	64,517,422	2,536,224	(63,211)	2,473,013
S&P/Citigroup 1-3 Year International Treasury	119,225,521	1,243,042	(4,127,529)	(2,884,487)
S&P/Citigroup International Treasury	117,722,441	1,245,072	(3,815,829)	(2,570,757)

Management has reviewed the tax positions as of February 28, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

128	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee	iShares Bond Fund	Investment Advisory Fee

Barclays Short Treasury	0.15%	S&P California AMT-Free Municipal	0.25%
Barclays 1-3 Year Treasury	0.15	S&P National AMT-Free Municipal	0.25
Barclays 3-7 Year Treasury	0.15	S&P Short Term National AMT-Free Municipal	0.25
Barclays 7-10 Year Treasury	0.15	S&P New York AMT-Free Municipal	0.25
Barclays 10-20 Year Treasury	0.15	S&P/Citigroup 1-3 Year International Treasury	0.35
Barclays 20+ Year Treasury	0.15	S&P/Citigroup International Treasury	0.35

Barclays TIPS	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 28, 2010, BTC earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees

Barclays Short Treasury	$16,415
Barclays 1-3 Year Treasury	248,132
Barclays 3-7 Year Treasury	463,734
Barclays 7-10 Year Treasury	1,526,235
Barclays 10-20 Year Treasury	71,588
Barclays 20+ Year Treasury	813,892
Barclays TIPS	5,485,454

Each Fund may invest its positive cash balances in certain money market funds managed by BFA oran affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2010 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Short Treasury	$3,483,891,878	$3,259,846,861	$–	$–
Barclays 1-3 Year Treasury	7,743,155,312	4,569,830,710	–	–
Barclays 3-7 Year Treasury	989,424,889	757,529,553	–	–
Barclays 7-10 Year Treasury	5,260,656,453	4,187,304,943	–	–
Barclays 10-20 Year Treasury	167,220,286	120,549,259	–	–
Barclays 20+ Year Treasury	1,385,538,520	1,374,362,122	–	–
Barclays TIPS	3,337,680,689	2,270,542,633	–	–
S&P California AMT-Free Municipal	–	–	38,854,575	25,870,946
S&P National AMT-Free Municipal	–	–	169,115,769	108,175,888
S&P Short Term National AMT-Free Municipal	–	–	42,327,195	32,617,851
S&P New York AMT-Free Municipal	–	–	2,264,727	464,729
S&P/Citigroup 1-3 Year International Treasury	–	–	132,673,879	71,909,748
S&P/Citigroup International Treasury	–	–	127,360,065	67,346,787

In-kind transactions (see Note 4) for the year ended February 28, 2010 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Short Treasury	$1,016,101,887	$795,739,582
Barclays 1-3 Year Treasury	1,430,856,772	3,511,944,287
Barclays 3-7 Year Treasury	166,627,222	315,216,012
Barclays 7-10 Year Treasury	854,143,691	1,732,686,123
Barclays 10-20 Year Treasury	204,834,924	150,807,753
Barclays 20+ Year Treasury	5,456,926,328	4,499,512,931
Barclays TIPS	7,975,060,141	503,472,726
S&P California AMT-Free Municipal	48,192,251	–
S&P National AMT-Free Municipal	562,314,009	–
S&P Short Term National AMT-Free Municipal	242,270,410	–
S&P New York AMT-Free Municipal	24,142,185	–
S&P/Citigroup 1-3 Year International Treasury	50,236,786	–
S&P/Citigroup International Treasury	59,385,358	9,740,526

130	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units in the iShares Barclays Short Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of February 28, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of February 28, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	131

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays Short Treasury Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 28, 2010, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 23, 2010

132	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

UnderSection 852(b)(3)(C) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended February 28, 2010:

iShares Bond Fund	Long-Term Capital Gain Dividends
Barclays 1-3 Year Treasury	$47,333,317
Barclays 3-7 Year Treasury	1,401,788
Barclays 7-10 Year Treasury	16,909,821

Pursuant to Section 852 (b)(5)(A) of the Code, certain Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2010:

iShares Bond Fund	Exempt- Interest Dividends
S&P California AMT-Free Municipal	99.53%
S&P National AMT-Free Municipal	99.65
S&P Short Term National AMT-Free Municipal	100.00
S&P New York AMT-Free Municipal	99.78

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

iShares Bond Fund	Exempt- Interest Dividends
S&P California AMT-Free Municipal	99.53%

For the fiscal year ended February 28, 2010, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Code as follows:

iShares Bond Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P/Citigroup 1-3 Year International Treasury	$2,112,687	$3,514
S&P/Citigroup International Treasury	2,192,219	2,181

TAX INFORMATION	133

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Code, certain Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2010:

iShares Bond Fund	Interest- Related Dividends

Barclays Short Treasury	$3,950,091
Barclays 1-3 Year Treasury	97,068,806
Barclays 3-7 Year Treasury	7,473,118
Barclays 7-10 Year Treasury	63,880,070
Barclays 10-20 Year Treasury	5,843,706
Barclays 20+ Year Treasury	19,066,513
Barclays TIPS	379,305,529
S&P/Citigroup 1-3 Year International Treasury	72
S&P/Citigroup International Treasury	217

Under Section 871(k)(2)(C) of the Code, certain Funds hereby designate the following amounts as short-term capital gain dividends for the fiscal year ended February 28, 2010:

iShares Bond Fund	Short-Term Capital Gain Dividends

Barclays Short Treasury	$75,151
Barclays 1-3 Year Treasury	8,983,213
Barclays 3-7 Year Treasury	4,913,451

Section 19 (a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iShares Barclays Short
Treasury Bond Fund	$0.342225	$0.004817	–	$0.347042	99%	1%	0%	100%

134	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iShares Barclays
1-3 Year Treasury
Bond Fund	$1.344627	$0.596497	$0.001960	$1.943084	69%	31%	0%	100%
iShares Barclays 3-7
Year Treasury
Bond Fund	$2.613471	$0.808424	–	$3.421895	76%	24%	0%	100%
iShares Barclays 7-10
Year Treasury
Bond Fund	$3.035094	$0.508986	–	$3.544080	86%	14%	0%	100%
iShares Barclays 10-20
Year Treasury
Bond Fund	$4.113311	–	$0.002293	$4.115604	100%	0%	0%	100%
iShares Barclays 20+
Year Treasury
Bond Fund	$3.680813	–	–	$3.680813	100%	0%	0%	100%
iShares Barclays TIPS
Bond Fund	$4.240288	–	$0.009819	$4.250107	100%	0%	0%	100%
iShares S&P California
AMT-Free Municipal
Bond Fund	$3.998094	–	–	$3.998094	100%	0%	0%	100%
iShares S&P National
AMT-Free Municipal
Bond Fund	$3.714806	–	$0.000515	$3.715321	100%	0%	0%	100%
iShares S&P Short
Term National
AMT-Free Municipal
Bond Fund	$1.463691	–	$0.001230	$1.464921	100%	0%	0%	100%
iShares S&P New York
AMT-Free Municipal
Bond Fund	$3.770257	–	–	$3.770257	100%	0%	0%	100%
iShares S&P/Citigroup
1-3 Year International
Treasury Bond Fund	$1.290451	–	–	$1.290451	100%	0%	0%	100%
iShares S&P/Citigroup
International Treasury
Bond Fund	$2.186779	–	–	$2.186779	100%	0%	0%	100%

TAX INFORMATION	135

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposal 1. Proposal 2 did not apply to the Funds.

Proposal 1

To approve a new investment advisory agreement between the Trust and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Bond Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*

Barclays Short Treasury	9,175,823	191,498	70,313	–
Barclays 1-3 Year Treasury	41,317,438	504,277	560,341	7,035,476
Barclays 3-7 Year Treasury	3,536,419	30,109	34,383	–
Barclays 7-10 Year Treasury	15,138,407	183,007	132,786	1,781,229
Barclays 10-20 Year Treasury	1,054,442	8,838	6,358	64,730
Barclays 20+ Treasury	10,204,544	120,935	264,214	976,950
Barclays TIPS	68,822,261	3,387,402	1,062,919	9,885,947
S&P California AMT-Free Municipal	871,876	10,740	17,441	–
S&P National AMT-Free Municipal	7,812,667	145,685	124,332	–
S&P Short Term National AMT-Free Municipal	970,846	6,177	5,375	–
S&P New York AMT-Free Municipal	255,769	4,910	2,777	14,446
S&P/Citigroup 1-3 Year International Treasury	268,759	2,817	1,735	9,390
S&P/Citigroup International Treasury	260,666	3,738	4,941	–

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

136	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld

George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld

Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	137

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays Short Treasury Bond Fund Period Covered: April 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.5% and Less than 1.0%	1	0.14%
Between 0.5% and – 0.5%	692	99.72
Less than – 0.5%	1	0.14

	694	100.00%

iShares Barclays 1-3 Year Treasury Bond Fund Period Covered: January 1, 2005 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.5% and Less than 1.0%	2	0.16%
Between 0.5% and – 0.5%	1,256	99.84

	1,258	100.00%

138	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

iShares Barclays 3-7 Year Treasury Bond Fund Period Covered: April 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.5%	1	0.14%
Between 0.5% and – 0.5%	689	99.28
Less than – 0.5% and Greater than – 1.0%	2	0.29
Less than – 1.0% and Greater than – 1.5%	2	0.29

	694	100.00%

iShares Barclays 7-10 Year Treasury Bond Fund Period Covered: January 1, 2005 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and – 0.5%	1,252	99.52
Less than – 0.5% and Greater than – 1.0%	2	0.16
Less than – 1.0% and Greater than – 1.5%	2	0.16

	1,258	100.00%

iShares Barclays 10-20 Year Treasury Bond Fund Period Covered: April 1, 2007 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 1.5% and Less than 2.0%	1	0.14%
Greater than 1.0% and Less than 1.5%	1	0.14
Greater than 0.5% and Less than 1.0%	12	1.73
Between 0.5% and – 0.5%	673	96.98
Less than – 0.5% and Greater than – 1.0%	4	0.58
Less than – 1.0% and Greater than – 1.5%	2	0.29
Less than – 1.5%	1	0.14

	694	100.00%

SUPPLEMENTAL INFORMATION	139

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays 20+ Year Treasury Bond Fund Period Covered: January 1, 2005 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	28	2.23
Between 0.5% and – 0.5%	1,212	96.34
Less than – 0.5% and Greater than – 1.0%	14	1.11
Less than – 1.0% and Greater than – 1.5%	1	0.08
Less than – 1.5% and Greater than – 2.0%	1	0.08

	1,258	100.00%

iShares Barclays TIPS Bond Fund Period Covered: January 1, 2005 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 3.5%	1	0.08%
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	6	0.48
Greater than 1.5% and Less than 2.0%	10	0.79
Greater than 1.0% and Less than 1.5%	22	1.75
Greater than 0.5% and Less than 1.0%	57	4.53
Between 0.5% and – 0.5%	1,156	91.89
Less than – 0.5% and Greater than – 1.0%	3	0.24
Less than – 1.0%	1	0.08

	1,258	100.00%

140	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P California AMT-Free Municipal Bond Fund Period Covered: January 1, 2008 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 6.0%	2	0.40%
Greater than 5.5% and Less than 6.0%	1	0.20
Greater than 5.0% and Less than 5.5%	2	0.40
Greater than 4.5% and Less than 5.0%	2	0.40
Greater than 4.0% and Less than 4.5%	1	0.20
Greater than 3.5% and Less than 4.0%	4	0.79
Greater than 3.0% and Less than 3.5%	9	1.79
Greater than 2.5% and Less than 3.0%	15	2.98
Greater than 2.0% and Less than 2.5%	33	6.55
Greater than 1.5% and Less than 2.0%	44	8.73
Greater than 1.0% and Less than 1.5%	70	13.89
Greater than 0.5% and Less than 1.0%	138	27.37
Between 0.5% and – 0.5%	170	33.71
Less than – 0.5% and Greater than – 1.0%	7	1.39
Less than – 1.0% and Greater than – 1.5%	2	0.40
Less than – 1.5% and Greater than – 2.0%	2	0.40
Less than – 2.0% and Greater than – 2.5%	1	0.20
Less than – 2.5% and Greater than – 3.0%	1	0.20

	504	100.00%

iShares S&P National AMT-Free Municipal Bond Fund Period Covered: October 1, 2007 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 4.5%	1	0.18%
Greater than 4.0% and Less than 4.5%	1	0.18
Greater than 3.5% and Less than 4.0%	5	0.88
Greater than 3.0% and Less than 3.5%	10	1.76
Greater than 2.5% and Less than 3.0%	5	0.88
Greater than 2.0% and Less than 2.5%	12	2.11
Greater than 1.5% and Less than 2.0%	10	1.76
Greater than 1.0% and Less than 1.5%	35	6.16
Greater than 0.5% and Less than 1.0%	134	23.59
Between 0.5% and – 0.5%	342	60.20
Less than – 0.5% and Greater than – 1.0%	7	1.23
Less than – 1.0% and Greater than – 1.5%	2	0.35
Less than – 1.5% and Greater than – 2.0%	1	0.18
Less than – 2.0% and Greater than – 2.5%	1	0.18
Less than – 2.5% and Greater than – 3.0%	1	0.18
Less than – 3.0% and Greater than – 3.5%	1	0.18

	568	100.00%

SUPPLEMENTAL INFORMATION	141

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Short Term National AMT-Free Municipal Bond Fund Period Covered: January 1, 2009 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 4.5%	1	0.40%
Greater than 4.0% and Less than 4.5%	3	1.19
Greater than 3.5% and Less than 4.0%	8	3.17
Greater than 3.0% and Less than 3.5%	13	5.16
Greater than 2.5% and Less than 3.0%	39	15.48
Greater than 2.0% and Less than 2.5%	26	10.32
Greater than 1.5% and Less than 2.0%	23	9.13
Greater than 1.0% and Less than 1.5%	37	14.68
Greater than 0.5% and Less than 1.0%	57	22.61
Between 0.5% and – 0.5%	45	17.86

	252	100.00%

iShares S&P New York AMT-Free Municipal Bond Fund Period Covered: January 1, 2008 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 6.0%	18	3.57%
Greater than 5.5% and Less than 6.0%	5	0.99
Greater than 5.0% and Less than 5.5%	5	0.99
Greater than 4.5% and Less than 5.0%	4	0.79
Greater than 4.0% and Less than 4.5%	15	2.98
Greater than 3.5% and Less than 4.0%	3	0.60
Greater than 3.0% and Less than 3.5%	6	1.19
Greater than 2.5% and Less than 3.0%	26	5.16
Greater than 2.0% and Less than 2.5%	27	5.36
Greater than 1.5% and Less than 2.0%	70	13.89
Greater than 1.0% and Less than 1.5%	89	17.66
Greater than 0.5% and Less than 1.0%	95	18.85
Between 0.5% and – 0.5%	138	27.37
Less than – 0.5% and Greater than – 1.0%	2	0.40
Less than – 1.0% and Greater than – 1.5%	1	0.20

	504	100.00%

142	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund Period Covered: April 1, 2009 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 2.0% and Less than 2.5%	1	0.52%
Greater than 1.5% and Less than 2.0%	7	3.66
Greater than 1.0% and Less than 1.5%	74	38.75
Greater than 0.5% and Less than 1.0%	45	23.56
Between 0.5% and – 0.5%	64	33.51

	191	100.00%

iShares S&P/Citigroup International Treasury Bond Fund Period Covered: April 1, 2009 through December 31, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 2.5%	1	0.52%
Greater than 2.0% and Less than 2.5%	1	0.52
Greater than 1.5% and Less than 2.0%	10	5.24
Greater than 1.0% and Less than 1.5%	78	40.84
Greater than 0.5% and Less than 1.0%	55	28.80
Between 0.5% and – 0.5%	45	23.56
Less than – 0.5%	1	0.52

	191	100.00%

SUPPLEMENTAL INFORMATION	143

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III* and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 197 portfolios within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock Inc., 400 Howard Street, San Francisco, California 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY10055. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

*	Prior to December 1, 2009, BlackRock Funds III was known as Barclays Global Investors Funds.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.

144	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Interested Trustees and Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

**Lee T. Kranefuss (48)	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BTC (since 2009); Director, President and Chief Executive Officer of BlackRock Asset Management International, Inc. (since 2009); Global Chief Executive Officer, iShares/Intermediary Groups of BGI (2008-2009); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (2005-2009); Director and Chairman of Barclays Global Investors Services (2005-2009); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005).	Director of iShares, Inc. (since 2003).

**	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BFA, BTC and BlackRock Investors Services, an affiliate of BFA and BTC.

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

George G.C. Parker (71)	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Lead Independent Director of iShares, Inc. (since 2006); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

TRUSTEE AND OFFICER INFORMATION	145

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Advisory Board Member of Forward Funds (2009); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

Robert H. Silver (54)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

Darrell Duffie (55)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp (since 2008).

146	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years

Michael A. Latham (44)	President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).

Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Ira P. Shapiro (46)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	147

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

148	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	149

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, no rare they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2350-0310

150	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. Neither of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS AR 21 0210

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

FEBRUARY 28, 2010

Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Barclays 1-3 Year Credit Bond Fund / CSJ / NYSE Arca

iShares Barclays Intermediate Credit Bond Fund / CIU / NYSE Arca

iShares Barclays Credit Bond Fund / CFT / NYSE Arca

iShares Barclays Intermediate Government/Credit Bond Fund / GVI / NYSE Arca

iShares Barclays Government/Credit Bond Fund / GBF / NYSE Arca

iShares Barclays MBS Bond Fund / MBB / NYSE Arca

iShares Barclays Agency Bond Fund / AGZ / NYSE Arca

iShares Barclays Aggregate Bond Fund / AGG / NYSE Arca

iShares iBoxx $ High Yield Corporate Bond Fund / HYG / NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond Fund / LQD / NYSE Arca

iShares JPMorgan USD Emerging Markets Bond Fund / EMB / NYSE Arca

iShares 10+ Year Credit Bond Fund / CLY / NYSE Arca

iShares 10+ Year Government/Credit Bond Fund / GLJ / NYSE Arca

iShares®

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS CREDIT BOND FUNDS

Performance as of February 28, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	10.84%	9.11%	11.79%	5.36%	5.56%	5.89%	17.87%	18.59%	19.79%
Barclays Intermediate Credit	17.13%	14.66%	18.50%	5.98%	6.11%	6.24%	20.07%	20.56%	21.04%
Barclays Credit	19.00%	17.19%	20.38%	5.61%	5.74%	5.94%	18.75%	19.21%	19.97%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares Barclays 1-3 Year Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

iShares Barclays Intermediate Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 10.84%, while the total return for the Index was 11.79%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
Financial	41.84%

Multi-National	11.27

Communications	9.89

Consumer Non-Cyclical	8.46

Foreign Government Obligations	7.85

Energy	4.51

Utilities	3.95

Industrial	3.84

Consumer Cyclical	2.82

Basic Materials	2.08

Technology	1.72

Municipal Debt Obligations	0.18

Diversified	0.03

Short-Term and Other Net Assets	1.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
International Bank for Reconstruction and Development, 2.00%, 04/02/12	1.16%

KfW, 3.25%, 02/15/11	0.89

European Investment Bank, 3.25%, 10/14/11	0.80

KfW, 2.00%, 01/17/12	0.78

European Investment Bank, 3.25%, 02/15/11	0.76

General Electric Capital Corp., 2.80%, 01/08/13	0.74

European Investment Bank, 4.63%, 03/21/12	0.73

General Electric Capital Corp. Series A, 6.00%, 06/15/12	0.73

General Electric Capital Corp., 5.25%, 10/19/12	0.73

European Investment Bank, 2.63%, 05/16/11	0.70

TOTAL	8.02%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 17.13%, while the total return for the Index was 18.50%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
Financial	37.85%

Consumer Non-Cyclical	10.98

Communications	9.16

Foreign Government Obligations	6.89

Energy	6.68

Multi-National	6.55

Utilities	5.63

Industrial	4.74

Basic Materials	3.46

Consumer Cyclical	3.04

Technology	2.70

Municipal Debt Obligations	0.35

Short-Term and Other Net Assets	1.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
European Investment Bank, 4.63%, 05/15/14	0.97%

Citigroup Inc., 5.50%, 04/11/13	0.68

Italy (Republic of), 4.50%, 01/21/15	0.65

KfW, 3.25%, 02/15/11	0.64

General Electric Capital Corp., 5.00%, 01/08/16	0.46

General Electric Capital Corp., 5.25%, 10/19/12	0.46

KfW, 3.50%, 03/10/14	0.43

European Investment Bank Series E, 4.25%, 07/15/13	0.43

Ontario (Province of), 2.63%, 01/20/12	0.43

JPMorgan Chase & Co., 5.15%, 10/01/15	0.42

TOTAL	5.57%

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index (the “Index”). The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 19.00%, while the total return for the Index was 20.38%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
Financial	32.76%

Consumer Non-Cyclical	11.32

Communications	10.67

Energy	8.01

Foreign Government Obligations	6.83

Utilities	6.50

Industrial	5.32

Multi-National	5.22

Basic Materials	3.55

Consumer Cyclical	3.22

Technology	2.41

Municipal Debt Obligations	1.96

Short-Term and Other Net Assets	2.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
European Investment Bank, 5.13%, 05/30/17	0.77%

KfW, 2.00%, 01/17/12	0.52

European Investment Bank, 3.13%, 07/15/11	0.48

European Investment Bank Series E, 2.00%, 02/10/12	0.47

Morgan Stanley, 4.75%, 04/01/14	0.45

Goldman Sachs Group Inc. (The), 5.35%, 01/15/16	0.43

Citigroup Inc., 6.50%, 08/19/13	0.40

General Electric Capital Corp., 5.65%, 06/09/14	0.40

General Electric Capital Corp., 5.88%, 02/15/12	0.40

HSBC Finance Corp., 7.00%, 05/15/12	0.39

TOTAL	4.71%

Credit-related bonds were among the best performers in the U.S. bond market for the reporting period. The credit sector generated double-digit positive returns across all maturity segments as an improving economic environment boosted demand for credit-related securities.

As the reporting period began, the U.S. economy was in the midst of one of its worst downturns since the Great Depression. The economy contracted in the first half of 2009 as the government reported declining economic output in the first two quarters of the year. The financial sector also remained under pressure as tight lending standards – resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets.

By mid-2009, however, signs of economic stabilization appeared to emerge, attributable in part to actions taken by the U.S. government to stimulate economic activity and shore up the financial sector. Steep declines in consumer spending, manufacturing, and housing slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

However, there were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

Evidence of economic recovery seemed to provide a lift to the credit sector, which rebounded from sharp declines during the severe economic downturn in late 2008. In addition, credit-related securities appeared to benefit from better-than-expected corporate earnings as many companies dramatically reduced expenses. Lower-rated credit securities outperformed for the reporting period after suffering the largest losses during the downturn, but higher-quality securities also produced solid gains. The financial sector, which comprised a substantial portion of each Fund’s portfolio as of the end of the reporting period, generally delivered the best returns. Although finance-related companies continued to face challenges, many were no longer considered to be on the brink of insolvency, and their bonds recovered significantly.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

Performance as of February 28, 2010

		Average Annual Total Returns					Cumulative Total Returns

	Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate
Government/Credit	7.28%	6.51%	8.24%	6.08%	6.14%	6.12%	20.43%	20.66%	20.58%
Barclays Government/Credit	8.54%	8.06%	9.08%	6.02%	6.10%	6.02%	20.23%	20.51%	20.25%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares Barclays Intermediate Government/Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

iShares Barclays Government/Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (the “Index”). The Index measures the performance of dollar-denominated U.S Treasuries, government-related, and investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 7.28%, while the total return for the Index was 8.24%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	48.36%

Financial	14.95

U.S. Government Agency Obligations	13.25

Consumer Non-Cyclical	3.58

Communications	3.31

Foreign Government Obligations	3.01

Energy	2.45

Utilities	2.37

Multi-National	2.05

Industrial	1.78

Basic Materials	1.28

Consumer Cyclical	1.24

Technology	0.91

Municipal Debt Obligations	0.23

Short-Term and Other Net Assets	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	11.44%

U.S. Treasury Notes, 4.88%, 07/31/11	8.86

U.S. Treasury Notes, 4.88%, 08/15/16	7.15

U.S. Treasury Notes, 1.88%, 06/15/12	4.94

U.S. Treasury Notes, 1.13%, 12/15/12	4.35

U.S. Treasury Notes, 1.00%, 12/31/11	3.87

U.S. Treasury Notes, 3.38%, 11/15/19	2.91

U.S. Treasury Notes, 3.63%, 08/15/19	2.73

Federal National Mortgage Association, 5.38%, 06/12/17	2.27

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	2.09

TOTAL	50.61%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index (the “Index”). The Index measures the performance of dollar-denominated U.S. Treasuries, government-related, and investment grade credit securities that have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 8.54%, while the total return for the Index was 9.08%.

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	46.43%

Financial	14.33

U.S. Government Agency Obligations	11.88

Consumer Non-Cyclical	4.88

Communications	4.17

Foreign Government Obligations	2.90

Utilities	2.73

Energy	2.62

Industrial	2.37

Multi-National	1.92

Consumer Cyclical	1.55

Basic Materials	1.44

Technology	0.87

Municipal Debt Obligations	0.29

Short-Term and Other Net Assets	1.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	7.90%

U.S. Treasury Notes, 1.38%, 09/15/12	7.72

U.S. Treasury Notes, 4.63%, 11/15/16	6.36

U.S. Treasury Notes, 1.38%, 04/15/12	6.23

U.S. Treasury Notes, 4.63%, 12/31/11	5.79

U.S. Treasury Notes, 3.63%, 08/15/19	5.79

Federal Home Loan Bank, 3.63%, 10/18/13	3.01

U.S. Treasury Bonds, 7.63%, 02/15/25	2.87

Bank of America Corp. Series L (FDIC Guaranteed), 3.13%, 06/15/12	2.46

U.S. Treasury Bonds, 4.50%, 08/15/39	2.09

TOTAL	50.22%

The broad U.S. bond market advanced for the reporting period, but there was a wide disparity in the performance of the government and credit sectors. Credit-related securities generated double-digit gains, while government bonds advanced modestly.

This performance disparity occurred in the context of a rapidly changing economic environment. As the reporting period began, the U.S. economy was in the midst of one of its worst downturns since the Great Depression. The economy contracted in the first half of 2009 as the government reported declining economic output in the first two quarters of the year. The financial sector also remained under pressure as tight lending standards – resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets.

By mid-2009, however, signs of economic stabilization appeared to emerge, attributable in part to actions taken by the U.S. government to stimulate economic activity and shore up the financial sector. Steep declines in consumer spending, manufacturing, and housing slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

However, there were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

The improving economic environment appeared to provide a strong boost to credit-related securities, which were among the best performers in the bond market for the reporting period. The credit sector also appeared to benefit from better-than-expected corporate earnings as many companies dramatically reduced expenses. Lower-rated credit securities outperformed for the reporting period after suffering the largest losses during the downturn, but higher-quality credit securities also produced solid gains.

Treasury bonds were among the weakest performers in the bond market, advancing only modestly for the reporting period. Improving economic conditions triggered inflation fears and weighed on the Treasury market, as did increased issuance of Treasury securities by the U.S. government to fund a widening federal budget deficit. In addition, government agency securities also posted modest gains for the reporting period but outperformed the Treasury market.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS MBS BOND FUND

Performance as of February 28, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.35%	6.11%	6.67%	6.40%	6.39%	7.05%	20.22%	20.18%	22.39%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS MBS BOND FUND

PORTFOLIO ALLOCATION As of 2/28/10
Issuer	Percentage of Net Assets
Federal Home Loan Mortgage Corp.	45.69%

Federal National Mortgage Association	44.32

Government National Mortgage Association	9.38

Short-Term and Other Net Assets	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Federal Home Loan Mortgage Corp., 4.50%, 03/01/39	12.52%

Federal National Mortgage Association, 5.50%, 03/01/39	12.35

Federal Home Loan Mortgage Corp., 5.50%, 03/01/39	8.99

Federal National Mortgage Association, 6.00%, 03/01/39	7.65

Federal Home Loan Mortgage Corp., 5.00%, 03/01/39	6.89

Federal National Mortgage Association, 5.00%, 03/01/39	6.38

Federal Home Loan Mortgage Corp., 6.00%, 03/01/39	6.19

Federal National Mortgage Association, 6.50%, 04/01/39	5.76

Federal Home Loan Mortgage Corp., 4.50%, 03/01/24	4.76

Federal Home Loan Mortgage Corp., 5.00%, 03/01/24	4.28

TOTAL	75.77%

The iShares Barclays MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index (the “Index”). The Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 6.35%, while the total return for the Index was 6.67%.

Mortgage-backed securities generated positive returns for the reporting period but lagged the advance of the broader bond market. Perhaps the most significant factor affecting bond market performance was a rapidly changing economic environment. As the period began, the U.S. economy was in the midst of one of its worst downturns since the Great Depression. The economy contracted in the first half of 2009 as the government reported declining economic output in the first two quarters of the year. The financial sector also remained under pressure as tight lending standards – resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets.

By mid-2009, however, signs of economic stabilization appeared to emerge, attributable in part to actions taken by the U.S. government to stimulate economic activity and shore up the financial sector. Steep declines in consumer spending, manufacturing, and housing

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS MBS BOND FUND

slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

However, there were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

The mortgage-backed market appeared to benefit from a Federal Reserve program to buy mortgage-backed securities on the open market to help keep mortgage rates low and boost the housing sector. Toward the end of the reporting period, however, expectations that the Fed would end this program as scheduled in early 2010 put downward pressure on the mortgage-backed securities market, limiting the sector’s gains. In addition, low mortgage rates appeared to encourage a wave of refinancing activity, which also weighed on returns of mortgage-backed securities. As a result, mortgage-backed securities produced solid gains but modestly trailed the overall bond market during the reporting period.

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS AGENCY BOND FUND

Performance as of February 28, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.65%	3.40%	4.12%	6.85%	6.88%	6.68%	9.12%	9.16%	8.91%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/5/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets

U.S. Government Agency Obligations	92.99%

Corporate Bonds	5.52

Short-Term and Other Net Assets	1.49

TOTAL	100.00

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Federal Home Loan Mortgage Corp., 5.25%, 07/18/11	9.79%

Federal Home Loan Bank, 5.38%, 08/19/11	7.87

Federal National Mortgage Association, 1.75%, 03/23/11	7.44

Federal Home Loan Mortgage Corp., 4.50%, 07/15/13	7.03

Federal Home Loan Bank, 3.63%, 10/18/13	6.84

Federal Home Loan Bank, 4.00%, 09/06/13	5.93

Federal Home Loan Mortgage Corp., 1.75%, 06/15/12	5.83

Federal Home Loan Bank, 1.63%, 07/27/11	5.74

Federal Home Loan Bank, 5.00%, 11/17/17	5.58

Bank of America Corp. Series L (FDIC Guaranteed), 3.13%, 06/15/12	5.52

TOTAL	67.57%

The iShares Barclays Agency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Agency Bond Index (the “Index”). The Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment-grade native-currency U.S. dollar-denominated debentures issued by government and government-related agencies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 3.65%, while the total return for the Index was 4.12%.

U.S. government agency securities gained ground for the reporting period amid a rapidly changing economic environment. As the period began, the U.S. economy was in the midst of one of its worst downturns since the Great Depression. The economy contracted in the first half of 2009 as the government reported declining economic output in the first two quarters of the year. The financial sector also remained under pressure as tight lending standards – resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets.

By mid-2009, however, signs of economic stabilization appeared to emerge as the U.S. government took actions to stimulate economic activity and stabilize the financial sector. Steep declines in consumer spending, manufacturing, and housing slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

However, there were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

In this environment, government agency bonds – issued primarily by government mortgage lenders Fannie Mae, Freddie Mac, and the Federal Home Loan Bank – posted modestly positive returns for the reporting period. Agency yields increased slightly during the period as investors began to price in higher inflation in response to improving economic conditions. In addition, investor demand shifted away from government securities toward corporate bonds and other segments of the bond market that benefit from a stronger economy. However, agency securities fared better than Treasury bonds as they provided comparable credit quality but higher yields, which helped attract demand as investors sought out greater yields in a low interest rate environment.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS AGGREGATE BOND FUND

Performance as of February 28, 2010

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.62%	7.78%	9.32%	5.14%	5.03%	5.36%	4.86%	4.85%	5.10%

			Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.62%	7.78%	9.32%	28.49%	27.82%	29.82%	35.71%	35.64%	37.71%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
Mortgage-Backed Securities	38.56%

U.S. Government Obligations	27.25

Financial	9.95

U.S. Government Agency Obligations	7.91

Consumer Non-Cyclical	2.69

Communications	2.66

Utilities	2.03

Energy	1.57

Foreign Government Obligations	1.49

Consumer Cyclical	1.16

Multi-National	1.12

Industrial	1.01

Basic Materials	0.71

Technology	0.54

Municipal Debt Obligations	0.38

Short-Term and Other Net Assets	0.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Federal Home Loan Mortgage Corp., 4.50%, 03/01/39	4.70%

Federal National Mortgage Association, 5.50%, 03/01/39	4.59

U.S. Treasury Notes, 4.75%, 05/15/14	3.97

Federal Home Loan Mortgage Corp., 5.50%, 03/01/39	3.04

Federal National Mortgage Association, 6.00%, 03/01/39	2.84

U.S. Treasury Notes, 1.38%, 04/15/12	2.81

U.S. Treasury Bonds, 7.50%, 11/15/16	2.78

Federal National Mortgage Association, 5.00%, 03/01/39	2.68

Federal National Mortgage Association, 6.50%, 04/01/39	2.54

Federal Home Loan Mortgage Corp., 5.00%, 03/01/39	2.44

TOTAL	32.39%

The iShares Barclays Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Index measures the performance of the total U.S. investment grade bond market. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 8.62%, while the total return for the Index was 9.32%.

The U.S. bond market gained ground for the reporting period amid a rapidly changing economic environment. As the period began, the U.S. economy was in the midst of one of its worst downturns since the Great Depression. The economy contracted in the first half of 2009 as the government reported declining economic output in the first two quarters of the year. The financial sector also remained under pressure as tight lending standards – resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets.

By mid-2009, however, signs of economic stabilization began to emerge, attributable in part to actions taken by the U.S. government to stimulate economic activity and shore up the financial sector. Steep declines in consumer spending, manufacturing, and housing slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

However, there were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

In this environment, U.S. bonds posted solid gains for the reporting period, though there was a wide disparity in sector performance. The improving economic environment appeared to help provide a strong boost to corporate bonds and commercial mortgage-backed securities, which were among the best performers in the bond market for the reporting period. Residential mortgage-backed securities appeared to benefit from the Federal Reserve’s efforts to keep home mortgage rates low, but increased mortgage refinancing activity and the impending end of the Fed’s housing support program restrained their advance, and they modestly lagged the overall bond market’s performance. Treasury bonds were the weakest performers in the bond market, advancing modestly for the reporting period. Improving economic conditions triggered inflation fears and weighed on the Treasury market, as did increased issuance of Treasury securities by the U.S. government to fund a widening federal budget deficit.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of February 28, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.50%	43.59%	42.27%	2.70%	3.05%	3.39%	8.05%	9.11%	10.18%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (4/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Communications	23.07%

Consumer Cyclical	14.96

Consumer Non-Cyclical	13.85

Energy	11.92

Utilities	9.20

Financial	7.86

Industrial	5.67

Basic Materials	5.53

Technology	4.63

Diversified	0.73

Short-Term and Other Net Assets	2.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
EchoStar DBS Corp., 7.13%, 02/01/16	1.41%

NRG Energy Inc., 7.38%, 02/01/16	1.41

HCA Inc., 9.25%, 11/15/16	1.40

Sprint Nextel Corp., 6.00%, 12/01/16	1.17

Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	1.14

Community Health Systems Inc., 8.88%, 07/15/15	1.12

First Data Corp., 9.88%, 09/24/15	1.09

Windstream Corp., 8.63%, 08/01/16	1.07

Chesapeake Energy Corp., 9.50%, 02/15/15	0.96

Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	0.95

TOTAL	11.72%

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index (the “Index”). The Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by International Index Company Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 39.50%, while the total return for the Index was 42.27%.

High-yield corporate bonds generated robust returns for the reporting period as improving economic conditions led to increased demand for corporate securities and a greater investor appetite for risk.

As the period began, the U.S. economy was in the midst of one of its worst downturns since the Great Depression. The economy contracted in the first half of 2009 as the government reported declining economic output in the first two quarters of the year. The financial sector also remained under pressure as tight lending standards – resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets.

By mid-2009, however, signs of economic stabilization appeared to emerge, attributable in part to actions taken by the U.S. government to stimulate economic activity and shore up the financial sector. Steep declines in consumer spending, manufacturing, and housing slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

However, there were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

High-yield corporate bonds were among the biggest beneficiaries of the improving economic environment. At the beginning of the reporting period, the gap between the yields of Treasury bonds and high-yield corporate securities had reached its widest level ever, and this attracted bargain-hunting investors into the high-yield corporate market. In addition, growing confidence in the prospect of an economic recovery led many investors to shift into riskier assets, including high-yield corporate securities. As a result, high-yield corporate bonds, as measured by the Index, enjoyed returns of approximately 40% for the reporting period.

While nearly every sector of the high-yield corporate market posted strong results, bonds issued by financial services companies were some of the best performers. In particular, bonds issued by banks and brokerage firms rebounded sharply after suffering the largest declines during the credit crisis in late 2008 and early 2009. Other top-performing segments of the high-yield corporate market included the economically sensitive consumer cyclical and technology sectors. In contrast, the more defensive components of the high-yield market lagged, including utilities and consumer non-cyclicals.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of February 28, 2010

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.70%	18.38%	19.30%	4.30%	4.26%	4.75%	5.53%	5.54%	5.84%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.70%	18.38%	19.30%	23.40%	23.17%	26.13%	50.65%	50.73%	54.02%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	37.23%

Communications	19.12

Consumer Non-Cyclical	16.36

Energy	9.02

Consumer Cyclical	4.77

Technology	4.07

Basic Materials	3.45

Industrial	2.52

Utilities	1.77

Short-Term and Other Net Assets	1.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Verizon Communications Inc., 8.75%, 11/01/18	1.18%

Wells Fargo & Co., 5.63%, 12/11/17	1.16

Citigroup Inc., 8.50%, 05/22/19	1.12

JPMorgan Chase & Co., 6.30%, 04/23/19	1.09

Morgan Stanley, 7.30%, 05/13/19	1.09

Goldman Sachs Group Inc. (The), 6.00%, 05/01/14	1.08

Wachovia Corp./Wells Fargo & Co., 5.50%, 05/01/13	1.06

JPMorgan Chase & Co., 4.65%, 06/01/14	1.04

AT&T Inc., 5.50%, 02/01/18	1.03

Bank of America Corp., 4.90%, 05/01/13	1.03

TOTAL	10.88%

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid Investment Grade Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar-denominated, investment grade corporate bonds for sale in the United States, as determined by International Index Company Limited. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 18.70%, while the total return for the Index was 19.30%.

Corporate bonds were among the more robust performers in the U.S. bond market for the reporting period. Investment-grade corporate securities generated double-digit gains across all maturity segments as an improving economic environment boosted demand for corporate bonds.

As the reporting period began, the U.S. economy was in the midst of one of its worst downturns since the Great Depression. The economy contracted in the first half of 2009 as the government reported declining economic output in the first two quarters of the year. The financial sector also remained under pressure as tight lending standards – resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets.

By mid-2009, however, signs of economic stabilization appeared to emerge, attributable in part to actions taken by the U.S. government to stimulate economic activity and shore up the financial sector. Steep declines in consumer spending, manufacturing, and housing slowly began to ease and then gradually reverse. In the third quarter of 2009, the U.S. economy produced its first quarter of positive economic growth in more than a year, expanding at a 2.2% annual rate, and economic growth in the fourth quarter of 2009 came in at an even stronger 5.9% annual rate. In addition, the financial sector showed signs of improvement.

However, there were some exceptions to the positive economic news. Job losses continued to mount as the unemployment rate surged to a 26-year high of 10.2% in October 2009 before falling back to 9.7% by the end of the reporting period; construction spending remained

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

sluggish, declining steadily throughout the reporting period; and financial companies continued to face substantial losses and damaged balance sheets. Nonetheless, by the end of the reporting period, it appeared that the worst of the downturn had passed and that the economy was slowly but surely emerging from recession.

Evidence of economic recovery seemed to provide a lift to the corporate sector, which rebounded from sharp declines during the severe economic downturn in late 2008. In addition, corporate securities appeared to benefit from better-than-expected corporate earnings as many companies dramatically reduced expenses. Lower-rated credit securities outperformed for the reporting period after suffering the largest losses during the downturn, but higher-quality corporate securities also produced solid gains. The financial sector, which comprised a significant portion of the Fund’s portfolio as of the end of the reporting period, generally delivered the best returns. Although finance-related companies continued to face challenges, many were no longer considered to be on the brink of insolvency, and their bonds recovered significantly.

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

Performance as of February 28, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.34%	32.07%	31.76%	6.41%	6.58%	7.13%	14.66%	15.07%	16.39%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/17/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

BOND CREDIT QUALITY

As of 02/28/10

Moody’s Credit Rating	Percentage of Total Investments*
U.S. Government	1.76%

A1	4.50

A2	3.25

A3	3.45

Baa1	21.84

Baa2	3.82

Baa3	15.16

Ba1	7.75

Ba2	14.10

Ba3	9.81

B2	5.90

Not Rated	8.66

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 2/28/10

Security	Percentage of Net Assets
Russian Federation, 7.50%, 03/31/30	9.20%

Philippines (Republic of), 7.75%, 01/14/31	4.38

Turkey (Republic of), 7.25%, 03/15/15	4.28

Brazil (Federative Republic of), 8.00%, 01/15/18	4.17

Turkey (Republic of), 6.88%, 03/17/36	3.85

Indonesia (Republic of), 6.63%, 02/17/37	3.07

Lebanon (Republic of), 9.00%, 03/20/17	2.84

Venezuela (Republic of), 5.75%, 02/26/16	2.78

Peru (Republic of), 8.38%, 05/03/16	2.57

Brazil (Federative Republic of), 7.13%, 01/20/37	2.50

TOTAL	39.64%

The iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2010 (the “reporting period”), the total return for the Fund was 31.34%, while the total return for the Index was 31.76%.

Emerging markets bonds posted strong returns for the reporting period as improving global economic conditions led to a greater investor appetite for risk and better prospects for emerging market debt.

At the beginning of the reporting period, countries around the world were facing one of the worst economic downturns since the Great Depression. In addition, the global financial system remained under pressure as tight lending standards – resulting from a liquidity crisis in the credit markets in late 2008 that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments – made it difficult for many financial companies to access the capital they needed to stabilize their deteriorating balance sheets.

By mid-2009, however, signs of economic stabilization appeared to emerge, attributable in part to coordinated actions by governments worldwide to stimulate economic activity and shore up the financial sector. After more than a year of contraction, the economies of the U.S., Germany, France and Japan generated positive growth in the third quarter of 2009. By the end of the reporting period, as economic conditions improved, central banks in Australia and Norway raised short-term interest rates. These were the first developed countries to begin removing their accommodative monetary policy.

Evidence of recovery in the world’s largest economies was a favorable development for emerging markets, whose economies are typically dependent on exports – especially commodities – to developed countries. Nonetheless, many developing countries were able to sustain positive economic growth despite the downturn as robust domestic demand helped offset the decline in exports. The large growth in

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

emerging economies over the past decade created a burgeoning middle class, and consumption from this segment of the domestic population became the primary engine of growth when exports to developed countries experienced a sharp slowdown. Emerging markets were also typically less impacted by the crisis in the financial sector as the housing and mortgage-related losses were largely confined to developed nations.

As a result, emerging markets bonds enjoyed a strong rally throughout much of the reporting period as investors grew increasingly confident about the creditworthiness of emerging markets securities. Furthermore, rising expectations of a global economic recovery led many investors to shift into riskier assets, including emerging markets bonds. Historically low interest rates in most developed countries also caused investors to seek out higher yields elsewhere in the world.

For the reporting period, emerging markets bonds, as measured by the Index, generated returns in excess of 30%. In addition, the gap between the yields of U.S. Treasury bonds and emerging markets bonds fell to its lowest level since May 2008, before the credit crisis and economic downturn.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND FUND

Performance as of February 28, 2010

	Cumulative Total Returns

	Inception to 2/28/10

NAV	MARKET	INDEX
0.68%	0.97%	1.54%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/8/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/9/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/28/10, the Fund did not have six months of performance and therefore a line graph is not presented.

PORTFOLIO ALLOCATION

As of 2/28/10

Sector/Investment Type	Percentage of Net Assets
Financial	17.77%

Communications	16.51

Energy	13.09

Utilities	12.24

Consumer Non-Cyclical	11.28

Foreign Government Obligations	10.41

Industrial	6.07

Consumer Cyclical	4.92

Basic Materials	2.92

Multi-National	1.20

Technology	0.98

Short-Term and Other Net Assets	2.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/10

Security	Percentage of Net Assets
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2.40%

Verizon Global Funding Corp., 7.75%, 12/01/30	2.33

General Electric Capital Corp., 6.75%, 03/15/32	2.06

ConocoPhillips Holding Co., 6.95%, 04/15/29	2.02

Brazil (Federative Republic of), 10.13%, 05/15/27	1.93

Citigroup Inc., 6.88%, 03/05/38	1.85

Brazil (Federative Republic of), 11.00%, 08/17/40	1.84

HSBC Holdings PLC, 6.50%, 09/15/37	1.72

United Mexican States, 7.50%, 04/08/33	1.72

Goldman Sachs Group Inc. (The), 6.35%, 02/15/34	1.67

TOTAL	19.54%

The iShares 10+ Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment-grade U.S. corporate and Yankee bond markets. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

that are included in the Index. For the period from December 8, 2009 (inception date of the Fund) through February 28, 2010 (the “reporting period”), the total return for the Fund was 0.68%, while the total return for the Index was 1.54%.

Credit-related bonds advanced modestly for the reporting period and were among the better performers in the U.S. bond market. The credit sector appeared to benefit from improving economic conditions that led to increased demand for credit-related securities.

The U.S. economy continued to show some signs of recovery during the reporting period. After a year of declining output resulting from a severe recession and a credit crisis, the U.S. economy expanded at a 2.2% annual rate in the third quarter of 2009 and an even stronger 5.9% annual rate in the fourth quarter of 2009. Although there were some notable exceptions to the positive economic news – including a persistently high unemployment rate and weakness in the construction industry – the overall economic picture appeared to indicate that the worst of the downturn may have passed and that the economy was slowly but surely emerging from recession.

Evidence of economic recovery boosted demand for credit-related bonds during the reporting period. Credit-related securities also appeared to benefit from better-than-expected corporate earnings as many companies dramatically reduced expenses in an environment of flat revenue growth. Although all segments of the credit sector advanced for the reporting period, lower-rated credit securities generated the best returns, outpacing higher-quality securities. Overall, there was little differentiation in performance among the various industries within the credit sector.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

Performance as of February 28, 2010

	Cumulative Total Returns

	Inception to 2/28/10

NAV	MARKET	INDEX
0.13%	0.01%	0.67%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/8/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/9/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/28/10, the Fund did not have six months of performance and therefore a line graph is not presented.

PORTFOLIO ALLOCATION

As of 2/28/10

Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	40.12%

Communications	10.07

Financial	8.45

Energy	7.91

Consumer Non-Cyclical	6.88

U.S. Government Agency Obligations	5.94

Foreign Government Obligations	5.15

Utilities	4.73

Industrial	3.20

Consumer Cyclical	2.90

Municipal Debt Obligations	2.03

Multi-National	1.26

Short-Term and Other Net Assets	1.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/10

Security	Percentage of Net Assets
U.S. Treasury Bonds, 3.50%, 02/15/39	4.46%

U.S. Treasury Bonds, 4.25%, 05/15/39	4.35

U.S. Treasury Bonds, 8.13%, 08/15/21	4.07

U.S. Treasury Bonds, 7.88%, 02/15/21	3.85

U.S. Treasury Bonds, 7.25%, 08/15/22	3.64

U.S. Treasury Bonds, 4.75%, 02/15/37	3.53

U.S. Treasury Bonds, 6.25%, 08/15/23	3.39

U.S. Treasury Bonds, 6.25%, 05/15/30	2.50

U.S. Treasury Bonds, 6.50%, 11/15/26	2.13

U.S. Treasury Bonds, 6.38%, 08/15/27	1.96

TOTAL	33.88%

The iShares 10+ Year Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment-grade U.S. corporate and government bond markets. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 8, 2009 (inception date of the Fund) through February 28, 2010 (the “reporting period”), the total return for the Fund was 0.13%, while the total return for the Index was 0.67%.

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

U.S. bonds advanced modestly for the reporting period. Credit-related securities generated the best results, benefiting from improving economic conditions that led to increased demand, while government bonds posted flat to slightly positive returns.

Probably the most significant factor affecting bond market performance during the reporting period was the U.S. economy, which continued to show some signs of recovery. After a year of declining output resulting from a severe recession and a credit crisis, the U.S. economy expanded at a 2.2% annual rate in the third quarter of 2009 and an even stronger 5.9% annual rate in the fourth quarter of 2009. Although there were some notable exceptions to the positive economic news – including a persistently high unemployment rate and weakness in the construction industry – the overall economic picture appeared to indicate that the worst of the downturn may have passed and that the economy was slowly but surely emerging from recession.

Evidence of economic recovery boosted demand for credit-related bonds, which were among the best-performing segments of the bond market during the reporting period. Credit-related securities also appeared to benefit from better-than-expected corporate earnings as many companies dramatically reduced expenses in an environment of flat revenue growth. Although all segments of the credit sector advanced for the reporting period, lower-rated credit securities generated the best returns, outpacing higher-quality securities. Overall, there was little differentiation in performance among the various industries within the credit sector.

In contrast, Treasury bonds declined modestly during the period as increased issuance of Treasury securities by the U.S. government to fund a widening federal budget deficit hampered returns in the Treasury market. In addition, longer-term Treasury bonds were adversely affected by the improving economic environment, which stoked fears about higher inflation. Government agency securities posted modest gains for the reporting period, offsetting the decline in the Treasury market.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	33

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value[a] (9/1/09)	Ending Account Value[a] (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/09 to 2/28/10)
Barclays 1-3 Year Credit
Actual	$1,000.00	$1,029.90	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Intermediate Credit
Actual	1,000.00	1,048.10	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Credit
Actual	1,000.00	1,044.00	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Intermediate Government/Credit
Actual	1,000.00	1,027.70	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value[a] (9/1/09)	Ending Account Value[a] (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/09 to 2/28/10)
Barclays Government/Credit
Actual	$1,000.00	$1,024.70	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays MBS
Actual	1,000.00	1,031.20	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
Barclays Agency
Actual	1,000.00	1,018.30	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Aggregate
Actual	1,000.00	1,030.20	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
iBoxx $ High Yield Corporate
Actual	1,000.00	1,112.50	0.50	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,038.80	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
JPMorgan USD Emerging Markets
Actual	1,000.00	1,080.00	0.60	3.09
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
10+ Year Credit
Actual	1,000.00	1,006.80	0.20	0.45
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
10+ Year Government/Credit
Actual	1,000.00	1,001.30	0.20	0.45
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

a	Account values are based on a start date of December 8, 2009 (commencement of operations) for the iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund.
b	Except for the actual expenses of the iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund, which commenced operations on December 8, 2009, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (82 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	35

Schedule of Investments

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 90.41%

AEROSPACE & DEFENSE – 0.66%
Boeing Co. (The)
1.88%, 11/20/12	$5,700,000	$5,725,479
5.13%, 02/15/13	500,000	545,036
General Dynamics Corp.
1.80%, 07/15/11[a]	9,500,000	9,615,562
Goodrich Corp.
7.63%, 12/15/12[a]	1,750,000	2,025,695
Northrop Grumman Corp.
7.13%, 02/15/11	6,117,000	6,465,975
Raytheon Co.
5.50%, 11/15/12	3,200,000	3,537,543
United Technologies Corp.
6.10%, 05/15/12	4,250,000	4,671,900
6.35%, 03/01/11	3,826,000	4,028,940

		36,616,130

AGRICULTURE – 0.12%
Reynolds American Inc.
7.25%, 06/01/12	2,000,000	2,178,650
UST Inc.
6.63%, 07/15/12	4,144,000	4,554,754

		6,733,404

AIRLINES – 0.06%
Southwest Airlines Co.
6.50%, 03/01/12	3,000,000	3,208,046

		3,208,046

AUTO MANUFACTURERS – 0.69%
Daimler Finance North
America LLC
5.88%, 03/15/11	14,482,000	15,032,262
DaimlerChrysler North
America Holding Corp.
5.75%, 09/08/11[a]	10,700,000	11,280,050
7.30%, 01/15/12	9,000,000	9,729,442
PACCAR Inc.
6.38%, 02/15/12	1,800,000	1,955,498

		37,997,252

Security	Principal	Value
BANKS – 17.92%
American Express Bank FSB
5.55%, 10/17/12	$6,000,000	$6,443,027
American Express
Centurion Bank
5.55%, 10/17/12[a]	6,500,000	6,979,946
Bank of America Corp.
4.88%, 09/15/12	6,000,000	6,257,173
4.88%, 01/15/13	9,000,000	9,510,204
5.38%, 08/15/11	16,245,000	17,098,200
5.38%, 09/11/12	6,000,000	6,373,595
6.25%, 04/15/12[a]	10,750,000	11,472,846
Bank of New York Mellon
Corp. (The)
4.95%, 11/01/12[a]	20,358,000	22,007,461
5.13%, 11/01/11	1,500,000	1,595,404
Bank of Nova Scotia
2.25%, 01/22/13	8,000,000	8,062,041
Bank One Corp.
5.25%, 01/30/13	7,500,000	8,005,681
5.90%, 11/15/11	6,200,000	6,662,352
Barclays Bank PLC
2.50%, 01/23/13	15,300,000	15,268,435
5.45%, 09/12/12	19,500,000	21,065,268
BB&T Corp.
3.10%, 07/28/11[a]	3,500,000	3,567,589
3.85%, 07/27/12[a]	8,850,000	9,174,895
4.75%, 10/01/12	3,000,000	3,162,206
6.50%, 08/01/11	5,450,000	5,806,146
BNP Paribas SA
2.13%, 12/21/12	12,000,000	12,049,581
Charter One Bank N.A.
5.50%, 04/26/11	6,000,000	6,164,620
6.38%, 05/15/12	2,750,000	2,852,645
Credit Suisse New York
3.45%, 07/02/12	10,000,000	10,324,033
Deutsche Bank AG London
2.38%, 01/11/13	16,000,000	16,022,932
5.38%, 10/12/12	27,230,000	29,542,236

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Export-Import Bank of
Korea (The)
5.13%, 02/14/11	$6,750,000	$6,949,495
5.50%, 10/17/12	10,100,000	10,808,212
HSBC Holdings PLC
5.25%, 12/12/12	16,500,000	17,746,610
ICICI Bank Ltd.
6.63%, 10/03/12[b]	12,600,000	13,293,000
KeyBank N.A.
5.50%, 09/17/12	3,625,000	3,878,750
5.70%, 08/15/12	2,250,000	2,373,750
7.00%, 02/01/11	3,600,000	3,762,000
KfW
1.88%, 03/15/11	15,000,000	15,221,598
1.88%, 01/14/13	34,000,000	34,283,662
2.00%, 01/17/12	42,544,000	43,387,503
2.25%, 04/16/12	24,600,000	25,190,031
3.25%, 02/15/11	47,857,000	49,142,013
3.25%, 10/14/11	31,900,000	33,160,098
3.75%, 06/27/11	28,250,000	29,426,830
4.75%, 05/15/12	27,500,000	29,633,142
Landesbank Baden-
Wuerttemberg New York
6.35%, 04/01/12	3,700,000	3,980,275
Landeskreditbank Baden-
Wuerttemberg -
Foerderbank
4.88%, 01/13/12	8,500,000	9,084,729
Landwirtschaftliche
Rentenbank
1.88%, 09/24/12	18,500,000	18,708,554
4.88%, 02/14/11	8,628,000	8,988,493
5.25%, 07/15/11[a]	14,466,000	15,364,645
Landwirtschaftliche
Rentenbank Series E
5.25%, 07/02/12	15,200,000	16,584,919
M&I Marshall & Ilsley Bank
5.25%, 09/04/12	2,000,000	1,940,000
6.38%, 09/01/11[a]	2,250,000	2,250,000
M&T Bank Corp.
5.38%, 05/24/12[a]	2,300,000	2,437,057

Security	Principal	Value
Marshall & Ilsley Corp.
5.35%, 04/01/11[a]	$3,000,000	$3,000,000
Mellon Capital IV Series 1
6.24%, 06/20/12	2,250,000	1,957,500
Mellon Funding Corp.
6.40%, 05/14/11[a]	4,000,000	4,234,846
National City Bank
6.20%, 12/15/11	8,750,000	9,362,501
North ForkBancorporation Inc.
5.88%, 08/15/12	3,000,000	3,142,959
Northern Trust Corp.
5.30%, 08/29/11	1,500,000	1,585,252
Oesterreichische
Kontrollbank AG
1.88%, 03/21/12	7,000,000	7,105,765
2.88%, 03/15/11	9,450,000	9,682,213
3.13%, 10/14/11	17,356,000	17,969,778
4.75%, 11/08/11	22,425,000	23,844,776
4.75%, 10/16/12	12,300,000	13,303,908
PNC Funding Corp.
5.50%, 09/28/12[c]	3,250,000	3,498,163
Regions Financial Corp.
6.38%, 05/15/12[a]	6,000,000	5,919,892
7.00%, 03/01/11	5,000,000	5,049,489
Royal Bank of Canada
5.65%, 07/20/11	7,724,000	8,177,814
Santander Financial
Issuances Ltd.
6.38%, 02/15/11[a]	2,000,000	2,081,301
Sanwa Bank Ltd./Bank of
Tokyo-Mitsubishi UFJ
Ltd. New York
7.40%, 06/15/11	16,000,000	17,040,001
Silicon Valley Bank
5.70%, 06/01/12	1,500,000	1,527,625
State Street Capital Trust III
8.25%, 03/15/11	3,463,000	3,532,260
Sumitomo Mitsui
Banking Corp.
8.00%, 06/15/12	5,630,000	6,340,467

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
SunTrust Bank
6.38%, 04/01/11	$6,676,000	$6,946,545
SunTrust Banks Inc.
5.25%, 11/05/12[a]	3,800,000	3,986,005
UBS AG
2.75%, 01/08/13	3,300,000	3,302,417
UBS Preferred Funding Trust II
7.25%, 06/26/11[a]	3,800,000	3,515,000
Union Planters Corp.
7.75%, 03/01/11	2,750,000	2,794,559
US Bank N.A.
6.38%, 08/01/11	12,102,000	12,880,581
USB Capital IX
6.19%, 04/15/11[a]	11,463,000	9,456,975
Wachovia Capital Trust III/
Wells Fargo & Co.
5.80%, 03/15/11	17,867,000	14,204,265
Wachovia Corp./
Wells Fargo & Co.
5.30%, 10/15/11	15,238,000	16,135,563
5.35%, 03/15/11	3,000,000	3,118,418
Wells Fargo & Co.
4.38%, 01/31/13	22,500,000	23,618,230
5.13%, 09/01/12[a]	3,000,000	3,184,271
5.25%, 10/23/12	29,300,000	31,447,845
5.30%, 08/26/11	14,100,000	14,883,282
6.38%, 08/01/11	8,750,000	9,306,566
Wells Fargo & Co. Series G
4.00%, 06/02/11[a]	2,761,000	2,860,111
Wells Fargo Bank N.A.
6.45%, 02/01/11	20,772,000	21,732,451
Westpac Banking Corp.
2.25%, 11/19/12	19,000,000	19,013,442

		993,806,918

BEVERAGES – 1.72%
Anheuser-Busch
Companies Inc.
4.70%, 04/15/12[a]	6,000,000	6,359,857
Anheuser-Busch InBev
Worldwide Inc.
3.00%, 10/15/12	11,250,000	11,548,726

Security	Principal	Value
Bottling Group LLC
4.63%, 11/15/12	$9,250,000	$9,935,359
Coca-Cola Co. (The)
5.75%, 03/15/11	5,000,000	5,239,179
Coca-Cola Enterprises Inc.
3.75%, 03/01/12[a]	11,350,000	11,872,931
6.13%, 08/15/11[a]	1,512,000	1,614,438
Companhia de Bebidas das Americas
10.50%, 12/15/11	5,250,000	6,008,625
Diageo Capital PLC
5.13%, 01/30/12	4,350,000	4,595,024
5.20%, 01/30/13	11,250,000	12,074,495
Diageo Finance BV
3.88%, 04/01/11	5,000,000	5,143,177
Dr Pepper Snapple Group Inc.
1.70%, 12/21/11	2,700,000	2,714,098
2.35%, 12/21/12	3,150,000	3,166,527
PepsiAmericas Inc.
5.63%, 05/31/11	2,750,000	2,892,889
5.75%, 07/31/12	3,000,000	3,300,682
PepsiCo Inc.
5.15%, 05/15/12	8,200,000	8,882,983

		95,348,990

BUILDING MATERIALS – 0.41%
CRH America Inc.
5.63%, 09/30/11	3,000,000	3,163,223
6.95%, 03/15/12	13,650,000	14,758,486
Lafarge SA
6.15%, 07/15/11	4,604,000	4,834,200

		22,755,909

CHEMICALS – 1.09%
Chevron Phillips Chemical
Co. LLC
7.00%, 03/15/11	5,128,000	5,384,507
Dow Chemical Co. (The)
4.85%, 08/15/12[a]	8,250,000	8,748,230
6.00%, 10/01/12	8,450,000	9,206,107
6.13%, 02/01/11	7,617,000	7,914,624

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
E.I. du Pont de Nemours and Co.
4.75%, 11/15/12	$3,000,000	$3,244,551
5.00%, 01/15/13	10,288,000	11,138,370
Monsanto Co.
7.38%, 08/15/12	1,800,000	2,044,365
Potash Corp. of Saskatchewan Inc.
7.75%, 05/31/11	4,616,000	4,979,663
Praxair Inc.
1.75%, 11/15/12	4,750,000	4,742,998
6.38%, 04/01/12[a]	2,700,000	2,971,540

		60,374,955

COMMERCIAL SERVICES – 0.38%
Block Financial LLC
7.88%, 01/15/13	6,000,000	6,750,831
Science Applications
International Corp.
6.25%, 07/01/12	3,465,000	3,806,836
Western Union Co. (The)
5.40%, 11/17/11	9,976,000	10,638,358

		21,196,025

COMPUTERS – 1.25%
Computer Sciences Corp.
7.38%, 06/15/11	4,000,000	4,303,795
Dell Inc.
3.38%, 06/15/12	2,500,000	2,590,388
Hewlett-Packard Co.
2.25%, 05/27/11[a]	8,100,000	8,223,723
2.95%, 08/15/12[a]	1,500,000	1,546,521
4.25%, 02/24/12[a]	6,902,000	7,291,060
5.25%, 03/01/12	12,250,000	13,188,148
6.50%, 07/01/12[a]	3,000,000	3,312,995
IBM International Group
Capital LLC
5.05%, 10/22/12[a]	10,800,000	11,749,329
International Business
Machines Corp.
4.75%, 11/29/12	12,500,000	13,515,750
4.95%, 03/22/11	3,550,000	3,700,861

		69,422,570

Security	Principal	Value
COSMETICS & PERSONAL CARE – 0.44%
Colgate-Palmolive Co. Series E
5.98%, 04/25/12	$3,000,000	$3,256,197
Kimberly-Clark Corp.
5.63%, 02/15/12	2,900,000	3,123,488
Procter & Gamble
International Funding SCA
1.35%, 08/26/11[a]	7,750,000	7,817,933
Proctor & Gamble Co. (The)
1.38%, 08/01/12	10,000,000	10,016,412

		24,214,030

DIVERSIFIED FINANCIAL SERVICES – 20.57%
American Express Co.
5.25%, 09/12/11	2,768,000	2,919,893
Bear Stearns Companies
Inc. (The)/JPMorgan
Chase & Co.
5.35%, 02/01/12[a]	9,842,000	10,525,012
5.50%, 08/15/11	7,550,000	8,016,358
6.95%, 08/10/12	22,950,000	25,582,041
Boeing Capital Corp.
5.80%, 01/15/13	5,750,000	6,369,986
6.10%, 03/01/11	6,700,000	7,024,975
6.50%, 02/15/12	11,050,000	12,154,567
BP Capital Markets PLC
1.55%, 08/11/11	9,700,000	9,786,670
3.13%, 03/10/12[a]	13,828,000	14,337,565
Capital One Financial Corp.
4.80%, 02/21/12[a]	2,250,000	2,325,997
5.70%, 09/15/11	9,000,000	9,480,190
Caterpillar Financial
Services Corp.
1.90%, 12/17/12	1,500,000	1,503,822
Caterpillar Financial Services
Corp. Series F
4.85%, 12/07/12	5,000,000	5,422,968
5.13%, 10/12/11	6,000,000	6,374,649
Caterpillar Financial Services
Corp. Series S
5.75%, 02/15/12	4,000,000	4,309,798

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Citigroup Inc.
5.10%, 09/29/11	$8,349,000	$8,681,859
5.25%, 02/27/12[a]	11,187,000	11,609,600
5.30%, 10/17/12	27,000,000	28,331,891
5.50%, 08/27/12	8,250,000	8,675,715
5.63%, 08/27/12	12,000,000	12,470,319
6.00%, 02/21/12	11,900,000	12,503,274
6.50%, 01/18/11	2,400,000	2,498,138
ConocoPhillips Canada
Funding Co.
5.30%, 04/15/12	3,625,000	3,899,301
Countrywide Financial Corp.
5.80%, 06/07/12	15,100,000	16,043,750
Countrywide Home Loans
Inc., Series L
4.00%, 03/22/11	11,290,000	11,572,250
Credit Suisse (USA) Inc.
5.25%, 03/02/11[a]	6,500,000	6,734,698
5.50%, 08/16/11[a]	6,250,000	6,594,732
6.13%, 11/15/11	30,839,000	33,146,504
6.50%, 01/15/12	20,474,000	22,129,612
Diageo Investment Corp.
9.00%, 08/15/11	2,250,000	2,490,107
Eksportfinans A/S
5.00%, 02/14/12	10,116,000	10,840,599
Eksportfinans A/S Series G
5.13%, 10/26/11	7,404,000	7,886,577
FIA Card Services N.A.
6.63%, 06/15/12	4,000,000	4,303,872
General Electric Capital Corp.
2.80%, 01/08/13[a]	40,500,000	40,806,821
3.50%, 08/13/12[a]	19,000,000	19,606,189
5.00%, 11/15/11	25,819,000	27,286,985
5.00%, 04/10/12	4,400,000	4,640,935
5.25%, 10/19/12	38,000,000	40,623,514
5.88%, 02/15/12	23,256,000	24,849,369
6.13%, 02/22/11[a]	22,900,000	24,135,929
General Electric Capital Corp.
Series A
4.25%, 06/15/12[a]	4,000,000	4,157,156
4.38%, 11/21/11	8,400,000	8,793,396

Security	Principal	Value
5.20%, 02/01/11	$8,600,000	$8,956,534
5.50%, 04/28/11[a]	12,250,000	12,845,803
6.00%, 06/15/12[a]	37,550,000	40,667,817
Genworth Global
Funding Trust
5.13%, 03/15/11	2,250,000	2,272,500
5.25%, 05/15/12	750,000	761,250
5.38%, 09/15/11	2,800,000	2,842,000
Goldman Sachs Capital Trust II
5.79%, 06/01/12	16,000,000	12,560,000
Goldman Sachs Group
Inc. (The)
3.63%, 08/01/12[a]	10,500,000	10,848,698
5.30%, 02/14/12	6,500,000	6,927,347
5.45%, 11/01/12	20,900,000	22,505,053
5.70%, 09/01/12	18,450,000	19,962,890
6.60%, 01/15/12	22,859,000	24,844,844
Household Finance Corp.
6.38%, 11/27/12	13,200,000	14,354,116
HSBC Finance Corp.
5.70%, 06/01/11	9,550,000	10,001,248
5.90%, 06/19/12[a]	7,000,000	7,516,660
6.38%, 10/15/11	18,926,000	20,254,592
6.75%, 05/15/11	13,200,000	13,958,021
7.00%, 05/15/12	13,650,000	14,844,971
Jefferies Group Inc.
7.75%, 03/15/12[a]	4,500,000	4,927,500
John Deere Capital Corp.
5.10%, 01/15/13	5,000,000	5,412,590
5.25%, 10/01/12	7,000,000	7,624,299
5.40%, 10/17/11	6,076,000	6,495,687
7.00%, 03/15/12	14,628,000	16,267,004
John Deere Capital Corp.
Series D
4.95%, 12/17/12	2,250,000	2,441,888
5.35%, 01/17/12	3,750,000	4,001,420
JPMorgan Chase & Co.
4.50%, 01/15/12[a]	6,250,000	6,534,920
5.38%, 10/01/12	24,800,000	26,991,157
5.60%, 06/01/11[a]	15,900,000	16,763,898

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
5.75%, 01/02/13	$13,000,000	$14,011,332
6.63%, 03/15/12	9,600,000	10,431,146
6.75%, 02/01/11	17,466,000	18,329,395
MBNA Corp. Series F
7.50%, 03/15/12	4,550,000	4,932,581
Merrill Lynch & Co. Inc.
5.45%, 02/05/13	17,000,000	17,976,350
5.77%, 07/25/11[a]	10,389,000	10,955,624
6.05%, 08/15/12	22,125,000	23,734,700
Morgan Stanley
5.25%, 11/02/12[a]	9,500,000	10,092,832
5.63%, 01/09/12[a]	19,639,000	20,852,704
5.75%, 08/31/12	10,500,000	11,322,314
6.60%, 04/01/12	18,850,000	20,527,127
6.75%, 04/15/11	27,325,000	28,913,070
National Rural Utilities
Cooperative Finance Corp.
2.63%, 09/16/12	3,750,000	3,830,670
7.25%, 03/01/12	12,104,000	13,380,111
ORIX Corp.
5.48%, 11/22/11	7,575,000	7,802,250
PACCAR Financial Corp.
1.95%, 12/17/12	2,250,000	2,252,673
SLM Corp.
5.13%, 08/27/12	4,350,000	4,197,750
5.40%, 10/25/11	5,050,000	5,024,750
5.45%, 04/25/11[a]	6,231,000	6,231,000
SLM Corp. Series A
5.38%, 01/15/13	4,000,000	3,820,000
Svensk Exportkredit AB
Series D
4.88%, 09/29/11[a]	7,850,000	8,320,144
TD Ameritrade Holding Corp.
2.95%, 12/01/12	2,250,000	2,266,390
Toyota Motor Credit Corp.
1.90%, 12/05/12	2,500,000	2,486,231
5.45%, 05/18/11[a]	6,074,000	6,360,956
Washington Mutual
Financial Corp.
6.88%, 05/15/11	3,000,000	3,147,210

Security	Principal	Value
Wells Fargo Financial Inc.
5.50%, 08/01/12	$4,000,000	$4,272,587

		1,141,304,187

ELECTRIC – 3.86%
Alabama Power Co.
4.85%, 12/15/12[a]	6,650,000	7,198,029
Allegheny Energy Supply
Co. LLC
8.25%, 04/15/12[b]	5,200,000	5,779,059
Appalachian Power Co.
Series O
5.65%, 08/15/12	2,750,000	2,968,301
Aquila Inc.
11.88%, 07/01/12[a]	1,950,000	2,271,750
Arizona Public Service Co.
6.38%, 10/15/11	3,250,000	3,440,562
6.50%, 03/01/12	2,200,000	2,363,679
Carolina Power & Light Co.
6.50%, 07/15/12	5,750,000	6,324,472
Cincinnati Gas & Electric Co./
Duke Energy Ohio Inc.
5.70%, 09/15/12	8,000,000	8,717,540
Commonwealth Edison Co.
5.40%, 12/15/11	2,950,000	3,154,657
Commonwealth Edison Co.
Series 1998
6.15%, 03/15/12	4,000,000	4,333,697
Consolidated Edison Co. of
New York Inc. Series 2002-A
5.63%, 07/01/12[a]	3,500,000	3,808,187
Constellation Energy
Group Inc.
7.00%, 04/01/12	4,700,000	5,096,066
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,915,349
Dominion Resources Inc.
5.70%, 09/17/12	3,000,000	3,246,335
Dominion Resources Inc.
Series 2006-B
6.30%, 09/30/11	1,000,000	925,000

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Dominion Resources Inc. Series B
6.25%, 06/30/12[a]	$2,000,000	$2,182,688
DPL Inc.
6.88%, 09/01/11	5,000,000	5,361,847
DTE Energy Co.
7.05%, 06/01/11	5,463,000	5,780,275
Duke Energy Corp.
5.63%, 11/30/12[a]	1,250,000	1,373,820
6.25%, 01/15/12	3,764,000	4,063,242
Energy East Corp.
6.75%, 06/15/12	4,000,000	4,417,571
FirstEnergy Corp.
6.45%, 11/15/11[a]	9,673,000	10,339,254
FPL Group Capital Inc.
5.63%, 09/01/11[a]	8,312,000	8,824,350
MidAmerican Energy Co.
5.13%, 01/15/13	3,000,000	3,223,561
5.65%, 07/15/12	2,700,000	2,933,327
MidAmerican Energy Holdings Co.
3.15%, 07/15/12	1,250,000	1,287,360
5.88%, 10/01/12	5,750,000	6,338,041
Nevada Power Co. Series A
8.25%, 06/01/11	2,750,000	2,957,230
Northern States Power Co.
8.00%, 08/28/12	2,500,000	2,866,533
NSTAR Electric Co.
4.88%, 10/15/12	2,500,000	2,692,271
Oncor Electric Delivery Co.
6.38%, 05/01/12[a]	5,000,000	5,416,344
Pacific Gas & Electric Co.
4.20%, 03/01/11	8,312,000	8,554,443
PacifiCorp
6.90%, 11/15/11	2,500,000	2,735,072
Pepco Holdings Inc.
6.45%, 08/15/12	7,600,000	8,205,671
PPL Energy Supply LLC
6.40%, 11/01/11	4,250,000	4,525,529
Progress Energy Inc.
6.85%, 04/15/12	2,600,000	2,854,621
7.10%, 03/01/11	5,476,000	5,770,468

Security	Principal	Value
PSEG Power LLC
6.95%, 06/01/12	$5,500,000	$6,056,681
7.75%, 04/15/11	7,617,000	8,073,499
Public Service Co. of Colorado
7.88%, 10/01/12[a]	6,015,000	6,899,310
SCANA Corp.
6.88%, 05/15/11	3,300,000	3,478,109
Southern Co.
5.30%, 01/15/12[a]	3,600,000	3,858,093
Southern Power Co. Series B
6.25%, 07/15/12	4,125,000	4,538,600
Tampa Electric Co.
6.38%, 08/15/12[a]	2,750,000	2,974,489
Virginia Electric and Power Co.
5.10%, 11/30/12	8,250,000	8,940,296
Wisconsin Energy Corp.
6.50%, 04/01/11	4,849,000	5,081,282

		214,146,560

ELECTRICAL COMPONENTS & EQUIPMENT – 0.06%
Emerson Electric Co.
4.63%, 10/15/12[a]	2,250,000	2,417,704
5.75%, 11/01/11	750,000	804,761

		3,222,465

ELECTRONICS – 0.09%
Agilent Technologies Inc.
4.45%, 09/14/12	4,750,000	4,981,495

		4,981,495

ENVIRONMENTAL CONTROL – 0.21%
Allied Waste North America Inc. Series B
5.75%, 02/15/11[a]	4,100,000	4,264,000
Republic Services Inc.
6.75%, 08/15/11	2,750,000	2,928,750
Waste Management Inc.
6.38%, 11/15/12[a]	3,800,000	4,203,168

		11,395,918

FOOD – 2.44%
Campbell Soup Co.
5.00%, 12/03/12[a]	5,550,000	6,024,316
6.75%, 02/15/11	4,800,000	5,066,271

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
ConAgra Foods Inc.
6.75%, 09/15/11	$4,849,000	$5,234,357
General Mills Inc.
5.65%, 09/10/12	6,500,000	7,130,946
6.00%, 02/15/12	10,294,000	11,161,325
H.J. Heinz Finance Co.
6.00%, 03/15/12[a]	8,940,000	9,668,489
6.63%, 07/15/11[a]	4,900,000	5,235,829
Hershey Co. (The)
5.30%, 09/01/11	1,000,000	1,053,007
Hormel Foods Corp.
6.63%, 06/01/11[a]	4,500,000	4,807,378
Kellogg Co.
5.13%, 12/03/12	2,082,000	2,278,677
6.60%, 04/01/11	10,900,000	11,518,599
Kraft Foods Inc.
5.63%, 11/01/11[a]	15,948,000	16,943,174
6.25%, 06/01/12[a]	15,250,000	16,701,800
Kroger Co. (The)
6.20%, 06/15/12[a]	1,500,000	1,640,006
6.75%, 04/15/12	3,500,000	3,843,209
6.80%, 04/01/11	5,718,000	6,045,176
Safeway Inc.
5.80%, 08/15/12	5,440,000	5,945,812
6.50%, 03/01/11	4,154,000	4,354,886
Sara Lee Corp.
6.25%, 09/15/11	9,826,000	10,485,742

		135,138,999

FOREST PRODUCTS & PAPER – 0.06%
Celulosa Arauco y Constitucion SA
7.75%, 09/13/11	3,076,000	3,294,273

		3,294,273

GAS – 0.09%
Atmos Energy Corp.
5.13%, 01/15/13	2,000,000	2,140,414
7.38%, 05/15/11	2,750,000	2,931,721

		5,072,135

HAND & MACHINE TOOLS – 0.05%
Black & Decker Corp. (The)
7.13%, 06/01/11	2,500,000	2,637,926

		2,637,926

Security	Principal	Value

HEALTH CARE – PRODUCTS – 0.31%
Covidien International Finance SA
5.45%, 10/15/12[a]	$4,550,000	$4,966,582
Hospira Inc.
5.55%, 03/30/12	5,050,000	5,396,825
Johnson & Johnson
5.15%, 08/15/12	6,250,000	6,828,733

		17,192,140

HEALTH CARE – SERVICES – 0.62%
Aetna Inc.
5.75%, 06/15/11	4,854,000	5,096,681
7.88%, 03/01/11	3,000,000	3,182,737
UnitedHealth Group Inc.
4.88%, 02/15/13	4,000,000	4,225,373
5.25%, 03/15/11	6,604,000	6,826,598
5.50%, 11/15/12	2,850,000	3,083,445
WellPoint Health Networks Inc.
6.38%, 01/15/12	1,500,000	1,616,913
Wellpoint Inc./Anthem Inc.
6.80%, 08/01/12[a]	9,475,000	10,505,577

		34,537,324

HOLDING COMPANIES – DIVERSIFIED – 0.03%
Brookfield Asset Management Inc.
7.13%, 06/15/12	1,750,000	1,855,000

		1,855,000

HOME FURNISHINGS – 0.10%
Whirlpool Corp. Series A
8.00%, 05/01/12	5,000,000	5,475,525

		5,475,525

HOUSEHOLD PRODUCTS & WARES – 0.14%
Clorox Co.
5.45%, 10/15/12	4,400,000	4,755,792
Fortune Brands Inc.
3.00%, 06/01/12	3,250,000	3,253,005

		8,008,797

HOUSEWARES – 0.03%
Newell Rubbermaid Inc.
6.75%, 03/15/12	1,350,000	1,446,450

		1,446,450

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
INSURANCE – 2.48%
Allstate Corp. (The)
6.13%, 02/15/12[a]	$5,350,000	$5,791,991
American International Group Inc.
4.95%, 03/20/12[a]	6,400,000	6,128,000
5.38%, 10/18/11	3,850,000	3,811,500
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	6,000,000	6,330,729
4.50%, 01/15/13	3,000,000	3,210,666
4.75%, 05/15/12	7,650,000	8,194,891
Berkshire Hathaway Inc.
2.13%, 02/11/13	12,000,000	12,069,203
5.13%, 09/15/12	8,500,000	9,274,577
Chubb Corp.
6.00%, 11/15/11[a]	3,202,000	3,437,699
CNA Financial Corp.
6.00%, 08/15/11	2,950,000	3,083,431
Genworth Financial Inc.
5.65%, 06/15/12[a]	2,750,000	2,777,500
Hartford Financial Services Group Inc.
5.25%, 10/15/11	6,018,000	6,264,100
Lincoln National Corp.
5.65%, 08/27/12	2,250,000	2,397,216
6.20%, 12/15/11	2,000,000	2,128,375
MetLife Inc.
5.38%, 12/15/12	2,700,000	2,907,318
6.13%, 12/01/11	6,618,000	7,096,120
Nationwide Financial Services Inc.
5.90%, 07/01/12	3,100,000	3,229,376
6.25%, 11/15/11	2,575,000	2,679,975
Principal Life Income Fundings Trust
5.13%, 03/01/11	2,250,000	2,320,277
5.15%, 06/17/11	4,500,000	4,682,717
5.30%, 12/14/12	5,250,000	5,708,749
Progressive Corp. (The)
6.38%, 01/15/12	2,000,000	2,138,703

Security	Principal	Value
Protective Life Secured Trust
5.45%, 09/28/12	$2,250,000	$2,425,842
Protective Life Secured Trust Series 2004-A
4.00%, 04/01/11	2,700,000	2,755,919
Prudential Financial Inc.
5.10%, 12/14/11	2,400,000	2,529,582
5.15%, 01/15/13	5,000,000	5,326,117
Prudential Financial Inc. Series D
2.75%, 01/14/13	4,000,000	4,013,947
3.63%, 09/17/12	5,500,000	5,650,784
5.80%, 06/15/12	2,500,000	2,693,579
Travelers Companies Inc. (The)
5.38%, 06/15/12[a]	1,500,000	1,612,464
XL Capital Finance (Europe) PLC
6.50%, 01/15/12	4,575,000	4,855,117

		137,526,464

INTERNET – 0.08%
Thomson Reuters Corp.
6.20%, 01/05/12	4,200,000	4,542,251

		4,542,251

IRON & STEEL – 0.09%
Nucor Corp.
4.88%, 10/01/12[a]	3,000,000	3,235,292
5.00%, 12/01/12	1,780,000	1,931,824

		5,167,116

LODGING – 0.04%
Marriott International Inc.
4.63%, 06/15/12[a]	2,250,000	2,322,351

		2,322,351

MANUFACTURING – 1.44%
Cooper US Inc.
5.25%, 11/15/12	3,250,000	3,508,361
Dover Corp.
6.50%, 02/15/11	2,750,000	2,894,667
Eaton Corp.
5.75%, 07/15/12	2,400,000	2,607,105

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
General Electric Co.
5.00%, 02/01/13	$30,000,000	$32,164,286
Honeywell International Inc.
5.63%, 08/01/12	2,500,000	2,749,738
6.13%, 11/01/11	5,800,000	6,309,662
3M Co.
4.65%, 12/15/12[a]	1,800,000	1,964,304
3M Co. Series E
4.50%, 11/01/11[a]	10,000,000	10,610,278
Tyco Electronics Group SA
6.00%, 10/01/12	6,000,000	6,465,000
Tyco International Finance SA
6.75%, 02/15/11	3,300,000	3,457,072
Tyco International Group SA
6.38%, 10/15/11[a]	6,854,000	7,363,735

		80,094,208

MEDIA – 2.55%
Comcast Cable Holdings LLC
9.80%, 02/01/12	4,250,000	4,847,993
Comcast Corp.
5.50%, 03/15/11[a]	7,250,000	7,578,141
COX Communications Inc.
6.75%, 03/15/11[a]	2,774,000	2,917,455
7.13%, 10/01/12	10,400,000	11,677,581
Historic TW Inc.
9.13%, 01/15/13	8,000,000	9,320,933
McGraw-Hill Companies Inc. (The)
5.38%, 11/15/12	3,900,000	4,191,065
Reed Elsevier Capital Inc.
4.63%, 06/15/12[a]	3,000,000	3,171,392
6.75%, 08/01/11	4,500,000	4,799,894
Time Warner Cable Inc.
5.40%, 07/02/12	13,200,000	14,154,510
Time Warner Entertainment Co.
8.88%, 10/01/12	2,250,000	2,603,178
10.15%, 05/01/12	1,500,000	1,745,452
Time Warner Inc.
5.50%, 11/15/11[a]	8,500,000	9,017,425
6.75%, 04/15/11	7,654,000	8,094,409
6.88%, 05/01/12	16,750,000	18,451,425

Security	Principal	Value
Viacom Inc.
6.63%, 05/15/11	$5,820,000	$6,125,550
Viacom Inc./CBS Corp.
5.63%, 08/15/12[a]	5,450,000	5,736,125
Walt Disney Co. (The)
4.70%, 12/01/12	6,750,000	7,271,658
5.70%, 07/15/11	5,540,000	5,885,596
6.38%, 03/01/12	12,850,000	14,118,390

		141,708,172

MINING – 0.84%
Alcan Inc.
4.88%, 09/15/12	7,000,000	7,458,829
6.45%, 03/15/11	2,250,000	2,352,277
Alcoa Inc.
5.38%, 01/15/13	5,000,000	5,162,500
6.00%, 01/15/12[a]	1,500,000	1,563,750
6.50%, 06/01/11	7,063,000	7,380,835
BHP Billiton Finance (USA) Ltd.
5.13%, 03/29/12[a]	6,156,000	6,596,896
8.50%, 12/01/12	1,000,000	1,178,763
Vale Inco Ltd.
7.75%, 05/15/12	2,250,000	2,465,888
Vulcan Materials Co.
5.60%, 11/30/12	2,500,000	2,668,528
Xstrata Canada Corp.
7.25%, 07/15/12[a]	2,000,000	2,202,525
7.35%, 06/05/12[a]	4,000,000	4,395,303
8.38%, 02/15/11	2,725,000	2,883,049

		46,309,143

MULTI-NATIONAL – 11.27%
African Development Bank
1.00%, 11/23/11	9,250,000	9,276,223
1.75%, 10/01/12	8,000,000	8,075,499
1.88%, 01/23/12	9,676,000	9,848,726
Asian Development Bank
2.13%, 03/15/12[a]	15,550,000	15,911,811
4.50%, 09/04/12	3,000,000	3,236,498
Asian Development Bank Series G
3.00%, 02/15/11	9,700,000	9,940,240

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Corporacion Andina de Fomento
6.88%, 03/15/12	$6,850,000	$7,419,826
European Bank for Reconstruction and Development
1.25%, 06/10/11	13,760,000	13,878,531
European Investment Bank
1.75%, 09/14/12	35,000,000	35,348,523
2.63%, 05/16/11	38,101,000	39,053,952
2.63%, 11/15/11	27,250,000	28,074,841
3.13%, 07/15/11	29,200,000	30,202,255
3.25%, 02/15/11	41,300,000	42,424,975
3.25%, 10/14/11	42,639,000	44,344,360
4.63%, 03/21/12	38,028,000	40,782,976
5.25%, 06/15/11	15,000,000	15,896,695
European Investment Bank Series E
2.00%, 02/10/12	36,654,000	37,375,618
Inter-American Development Bank
3.25%, 11/15/11	10,226,000	10,645,132
4.38%, 09/20/12	18,000,000	19,375,013
4.75%, 10/19/12	4,050,000	4,399,652
5.00%, 04/05/11	10,900,000	11,432,973
Inter-American Development Bank Series G
1.50%, 06/23/11	12,000,000	12,131,040
1.75%, 10/22/12	24,800,000	25,036,704
International Bank for Reconstruction and Development
1.65%, 05/18/11[a]	5,150,000	5,179,458
2.00%, 04/02/12	62,808,000	64,106,575
3.13%, 11/15/11	5,400,000	5,617,425
International Finance Corp.
4.75%, 04/25/12	8,300,000	8,952,389
5.13%, 05/02/11	14,026,000	14,786,070
Korea Development Bank
5.30%, 01/17/13	8,000,000	8,434,960
5.50%, 11/13/12[a]	5,000,000	5,320,700

Security	Principal	Value
Nordic Investment Bank
1.63%, 01/28/13	$11,250,000	$11,276,185
2.38%, 12/15/11	9,500,000	9,754,319
3.13%, 02/15/11	7,800,000	7,998,667
4.88%, 03/15/11	9,100,000	9,513,407

		625,052,218

OFFICE & BUSINESS EQUIPMENT – 0.35%
Pitney Bowes Inc.
4.63%, 10/01/12	3,750,000	3,981,398
Xerox Corp.
5.50%, 05/15/12[a]	7,500,000	7,978,644
6.88%, 08/15/11	6,926,000	7,402,138

		19,362,180

OIL & GAS – 3.15%
Anadarko Finance Co.
6.75%, 05/01/11	6,926,000	7,327,651
Apache Corp.
6.25%, 04/15/12	5,150,000	5,624,315
Burlington Resources Finance Co.
6.50%, 12/01/11	3,500,000	3,823,044
6.68%, 02/15/11	2,700,000	2,856,017
Canadian Natural Resources Ltd.
5.45%, 10/01/12	3,450,000	3,729,496
6.70%, 07/15/11	2,750,000	2,935,421
Chevron Corp.
3.45%, 03/03/12	12,224,000	12,753,584
Conoco Funding Co.
6.35%, 10/15/11	22,791,000	24,707,020
ConocoPhillips
4.75%, 10/15/12[a]	6,000,000	6,466,360
Devon Financing Corp. ULC
6.88%, 09/30/11	17,981,000	19,542,256
EnCana Corp.
6.30%, 11/01/11	3,550,000	3,810,681
Enterprise Products Operating LP
7.50%, 02/01/11	3,500,000	3,683,601
Husky Energy Inc.
6.25%, 06/15/12	2,000,000	2,177,152

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Kerr-McGee Corp.
6.88%, 09/15/11	$6,250,000	$6,733,624
Marathon Oil Canada Corp.
8.38%, 05/01/12	5,875,000	6,584,199
Marathon Oil Corp.
6.00%, 07/01/12[a]	2,700,000	2,938,095
6.13%, 03/15/12	2,750,000	2,972,299
Murphy Oil Corp.
6.38%, 05/01/12	750,000	809,146
Nabors Industries Inc.
5.38%, 08/15/12	2,250,000	2,400,020
Occidental Petroleum Corp.
6.75%, 01/15/12	2,492,000	2,737,184
Ocean Energy Inc.
7.25%, 10/01/11	3,200,000	3,481,195
Seariver Maritime Inc.
0.00%, 09/01/12	500,000	467,500
Shell International Finance BV
1.30%, 09/22/11	11,500,000	11,566,423
4.95%, 03/22/12[a]	6,000,000	6,452,780
5.63%, 06/27/11[a]	10,389,000	11,024,695
Valero Energy Corp.
6.88%, 04/15/12	6,800,000	7,424,864
XTO Energy Inc.
5.90%, 08/01/12	4,750,000	5,207,776
7.50%, 04/15/12	4,200,000	4,704,992

		174,941,390

OIL & GAS SERVICES – 0.19%
BJ Services Co.
5.75%, 06/01/11	2,750,000	2,876,386
Weatherford International Inc.
5.95%, 06/15/12[a]	7,100,000	7,681,647

		10,558,033

PACKAGING & CONTAINERS – 0.05%
Pactiv Corp.
5.88%, 07/15/12	2,550,000	2,722,257

		2,722,257

PHARMACEUTICALS – 2.29%
Abbott Laboratories
3.75%, 03/15/11	3,300,000	3,402,052
5.15%, 11/30/12	7,500,000	8,243,333
5.60%, 05/15/11	13,456,000	14,236,629

Security	Principal	Value
AmerisourceBergen Corp.
5.63%, 09/15/12[a]	$5,750,000	$6,217,978
AstraZeneca PLC
5.40%, 09/15/12	13,500,000	14,769,249
Eli Lilly and Co.
3.55%, 03/06/12[a]	6,250,000	6,521,537
6.00%, 03/15/12[a]	5,128,000	5,592,262
Express Scripts Inc.
5.25%, 06/15/12[a]	7,155,000	7,646,625
McKesson Corp.
7.75%, 02/01/12	2,500,000	2,756,171
Merck & Co. Inc.
1.88%, 06/30/11[a]	12,150,000	12,297,262
Pfizer Inc.
4.45%, 03/15/12[a]	29,392,000	31,318,957
Wyeth
6.95%, 03/15/11[a]	13,490,000	14,294,784

		127,296,839

PIPELINES – 1.17%
CenterPoint Energy Resources Corp.
7.75%, 02/15/11[a]	4,849,000	5,116,013
Consolidated Natural Gas Co. Series C
6.25%, 11/01/11[a]	4,849,000	5,209,426
Energy Transfer Partners
5.65%, 08/01/12[a]	5,750,000	6,206,412
Enterprise Products Operating LLC
7.63%, 02/15/12	4,250,000	4,701,352
Enterprise Products Operating LP
4.60%, 08/01/12	5,250,000	5,556,885
Kinder Morgan Energy Partners LP
5.85%, 09/15/12[a]	4,000,000	4,304,837
6.75%, 03/15/11	7,904,000	8,304,336
7.13%, 03/15/12	4,100,000	4,464,116
Nustar Pipeline Operating Partnership LP
7.75%, 02/15/12	2,415,000	2,585,742

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
ONEOK Inc.
7.13%, 04/15/11	$2,750,000	$2,905,362
ONEOK Partners LP
5.90%, 04/01/12	4,750,000	5,115,379
Plains All American Pipeline LP
4.25%, 09/01/12	5,450,000	5,658,829
Transcontinental Gas Pipe Line Corp. Series B
7.00%, 08/15/11	2,500,000	2,695,486
8.88%, 07/15/12	2,000,000	2,296,507

		65,120,682

REAL ESTATE – 0.04%
Liberty Property LP
7.25%, 03/15/11	2,000,000	2,095,000

		2,095,000

REAL ESTATE INVESTMENT TRUSTS – 0.56%
Boston Properties LP
6.25%, 01/15/13	10,500,000	11,470,612
ERP Operating LP
5.50%, 10/01/12	1,600,000	1,711,096
6.63%, 03/15/12	2,875,000	3,079,249
HCP Inc.
6.45%, 06/25/12	1,250,000	1,326,830
Health Care Property Investors Inc.
5.95%, 09/15/11	2,000,000	2,089,417
Healthcare Realty Trust Inc.
8.13%, 05/01/11	3,150,000	3,322,111
Mack-Cali Realty LP
7.75%, 02/15/11	1,500,000	1,571,250
Nationwide Health Properties Inc.
6.50%, 07/15/11	2,000,000	2,080,000
ProLogis
5.50%, 04/01/12	1,500,000	1,560,000
Regency Centers LP
6.75%, 01/15/12	2,750,000	2,915,000

		31,125,565

Security	Principal	Value
RETAIL – 1.90%
AutoZone Inc.
5.88%, 10/15/12	$3,000,000	$3,258,871
Costco Wholesale Corp.
5.30%, 03/15/12	7,378,000	7,958,111
CVS Caremark Corp.
5.75%, 08/15/11	6,926,000	7,357,948
6.30%, 06/01/12	8,300,000	7,553,000
Darden Restaurants Inc.
5.63%, 10/15/12	3,250,000	3,509,935
Home Depot Inc. (The)
5.20%, 03/01/11	8,790,000	9,137,948
Kohl’s Corp.
6.30%, 03/01/11	2,250,000	2,357,818
Lowe’s Companies Inc.
5.60%, 09/15/12[a]	7,500,000	8,232,463
McDonald’s Corp.
5.75%, 03/01/12	2,700,000	2,911,039
6.00%, 04/15/11	2,250,000	2,373,749
Staples Inc.
7.75%, 04/01/11	7,750,000	8,292,501
Target Corp.
5.88%, 03/01/12	13,100,000	14,264,255
Tricon Global Restaurants Inc.
8.88%, 04/15/11	5,540,000	5,956,763
Wal-Mart Stores Inc.
4.13%, 02/15/11	13,852,000	14,275,271
5.00%, 04/05/12	5,200,000	5,585,471
Yum! Brands Inc.
7.70%, 07/01/12[a]	2,250,000	2,510,445

		105,535,588

SAVINGS & LOANS – 0.06%
Golden West Financial Corp.
4.75%, 10/01/12	3,000,000	3,146,853

		3,146,853

SOFTWARE – 0.33%
Dun & Bradstreet Corp. (The)
5.50%, 03/15/11	3,500,000	3,604,944
Fiserv Inc.
6.13%, 11/20/12	10,550,000	11,620,449

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Intuit Inc.
5.40%, 03/15/12	$3,000,000	$3,159,252

		18,384,645

TELECOMMUNICATIONS – 7.26%
Alltel Corp.
7.00%, 07/01/12	7,675,000	8,562,901
AT&T Corp.
7.30%, 11/15/11	14,676,000	16,141,485
AT&T Inc.
4.95%, 01/15/13[a]	29,000,000	31,213,593
5.88%, 08/15/12	6,500,000	7,116,011
AT&T Wireless Services Inc.
6.50%, 12/15/11	7,500,000	8,158,456
8.13%, 05/01/12	14,300,000	16,194,701
AT&T Wireless Services Inc./ New Cingular Wireless Services Inc.
7.88%, 03/01/11	27,636,000	29,520,172
BellSouth Corp.
4.75%, 11/15/12	6,600,000	7,056,451
6.00%, 10/15/11	8,000,000	8,587,294
British Telecom PLC
5.15%, 01/15/13[a]	7,000,000	7,406,526
CenturyTel Inc.
7.88%, 08/15/12	1,600,000	1,760,000
Cisco Systems Inc.
5.25%, 02/22/11[a]	26,948,000	28,122,228
Deutsche Telekom International Finance BV
5.38%, 03/23/11	5,000,000	5,208,253
France Telecom SA
7.75%, 03/01/11	28,839,000	30,754,385
Motorola Inc.
5.38%, 11/15/12[a]	3,750,000	3,951,562
8.00%, 11/01/11	6,500,000	7,052,500
Qwest Corp.
7.88%, 09/01/11[a]	6,654,000	7,019,970
8.88%, 03/15/12	10,554,000	11,424,705
Rogers Communications Inc.
7.25%, 12/15/12	5,422,000	6,133,964
7.88%, 05/01/12	2,250,000	2,515,783

Security	Principal	Value
Rogers Wireless Inc.
9.63%, 05/01/11	$3,463,000	$3,809,300
SBC Communications Inc.
5.88%, 02/01/12	7,850,000	8,464,450
6.25%, 03/15/11	7,900,000	8,331,297
Telecom Italia Capital SA
6.20%, 07/18/11	10,389,000	11,023,149
Telefonica Emisiones SAU
5.98%, 06/20/11[a]	7,889,000	8,337,597
Telstra Corp. Ltd.
6.38%, 04/01/12[a]	2,550,000	2,751,702
TELUS Corp.
8.00%, 06/01/11	9,223,000	9,955,591
Verizon Communications Inc.
5.35%, 02/15/11[a]	4,000,000	4,160,906
6.88%, 06/15/12[a]	3,250,000	3,625,444
7.38%, 09/01/12	12,000,000	13,626,467
Verizon Maryland Inc. Series A
6.13%, 03/01/12	4,000,000	4,276,649
Verizon New England Inc.
6.50%, 09/15/11[a]	15,782,000	16,851,386
Verizon New Jersey Inc. Series A
5.88%, 01/17/12	7,600,000	8,102,723
Verizon New York Inc.
6.88%, 04/01/12	7,500,000	8,129,060
Verizon Pennsylvania Inc.
5.65%, 11/15/11	9,200,000	9,679,650
Verizon Wireless Capital LLC
3.75%, 05/20/11	18,730,000	19,328,026
5.25%, 02/01/12	6,000,000	6,416,891
Vodafone Group PLC
5.35%, 02/27/12	5,500,000	5,901,515
5.50%, 06/15/11[a]	5,820,000	6,130,862

		402,803,605

TRANSPORTATION – 0.83%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12[a]	3,200,000	3,497,946
6.75%, 07/15/11	3,000,000	3,227,774
Canadian National Railway Co.
6.38%, 10/15/11	4,500,000	4,872,500

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CSX Corp.
6.30%, 03/15/12[a]	$3,325,000	$3,615,796
6.75%, 03/15/11	4,300,000	4,536,147
Federal Express Corp.
9.65%, 06/15/12	1,500,000	1,735,015
Norfolk Southern Corp.
6.75%, 02/15/11[a]	3,250,000	3,420,655
Union Pacific Corp.
5.45%, 01/31/13	125,000	135,766
6.13%, 01/15/12	2,000,000	2,164,067
6.50%, 04/15/12[a]	3,375,000	3,707,039
United Parcel Service Inc.
4.50%, 01/15/13	14,000,000	15,105,364

		46,018,069

TRUCKING & LEASING – 0.04%
GATX Corp.
4.75%, 10/01/12	2,375,000	2,462,976

		2,462,976

TOTAL CORPORATE BONDS & NOTES (Cost: $4,906,387,498)		5,015,679,028

FOREIGN GOVERNMENT BONDS & NOTES[d] – 7.85%
Banque Centrale de Tunisie
7.38%, 04/25/12	4,750,000	5,213,125
Brazil (Federative Republic of)
10.00%, 08/07/11	5,750,000	6,440,000
11.00%, 01/11/12	8,000,000	9,350,000
Canada (Government of)
3.75%, 07/15/11	4,950,000	5,161,333
Canada Mortgage & Housing Corp.
5.00%, 09/01/11[a]	6,500,000	6,915,089
Chile (Republic of)
5.50%, 01/15/13[a]	9,000,000	9,723,059
7.13%, 01/11/12[a]	5,500,000	6,013,041
Export Development Canada
1.75%, 09/24/12	6,000,000	6,062,464
2.38%, 03/19/12	15,750,000	16,179,673
2.63%, 03/15/11[a]	8,300,000	8,490,380

Security	Principal	Value
2.63%, 11/15/11	$16,196,000	$16,728,129
4.50%, 10/25/12[a]	6,450,000	6,977,373
Financement Quebec
5.00%, 10/25/12	4,000,000	4,347,320
Hydro-Quebec
6.30%, 05/11/11	5,889,000	6,273,519
Italy (Republic of)
2.13%, 10/05/12	24,000,000	24,103,774
3.50%, 07/15/11	18,175,000	18,772,623
5.63%, 06/15/12[a]	25,500,000	27,718,946
6.00%, 02/22/11	15,425,000	16,192,321
Japan (Government of)
4.75%, 05/25/11	4,000,000	4,196,640
Japan Finance Corp.
2.00%, 06/24/11[a]	27,650,000	28,092,254
2.13%, 11/05/12[a]	34,000,000	34,479,383
Japan Finance Organization for Municipal Enterprises
5.88%, 03/14/11	7,800,000	8,221,277
Malaysia (Government of)
7.50%, 07/15/11[a]	15,103,000	16,314,775
Manitoba (Province of)
5.00%, 02/15/12	5,300,000	5,634,357
Nova Scotia (Province of)
5.75%, 02/27/12	4,250,000	4,589,055
Ontario (Province of)
1.88%, 11/19/12	28,500,000	28,702,193
2.63%, 01/20/12[a]	15,678,000	16,159,294
2.75%, 02/22/11[a]	21,701,000	22,173,750
3.38%, 05/20/11	4,750,000	4,905,618
4.95%, 06/01/12[a]	8,850,000	9,568,742
5.00%, 10/18/11	6,700,000	7,150,440
5.13%, 07/17/12	3,500,000	3,806,147
Peru (Republic of)
9.13%, 02/21/12[a]	2,750,000	3,162,500
Poland (Republic of)
6.25%, 07/03/12[a]	10,000,000	10,865,000
South Africa (Republic of)
7.38%, 04/25/12	8,000,000	8,770,400

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2010

Security	Shares or Principal	Value
United Mexican States
6.38%, 01/16/13	$10,000,000	$11,140,000
7.50%, 01/14/12	6,250,000	6,976,563

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $431,277,595)		435,570,557

MUNICIPAL DEBT OBLIGATIONS – 0.18%

ILLINOIS – 0.18%
Illinois State, General Obligations Unlimited
2.77%, 01/01/12	5,000,000	5,047,701
3.32%, 01/01/13	5,000,000	5,047,150

		10,094,851

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $10,000,000)		10,094,851

SHORT-TERM INVESTMENTS – 6.23%

MONEY MARKET FUNDS – 6.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,e,f]	222,048,063	222,048,063
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,e,f]	35,685,500	35,685,500
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%[c,e]	88,165,553	88,165,553

		345,899,116

TOTAL SHORT-TERM INVESTMENTS (Cost: $345,899,116)		345,899,116

TOTAL INVESTMENTS IN SECURITIES – 104.67% (Cost: $5,693,564,209)		5,807,243,552

Other Assets, Less Liabilities – (4.67)%		(259,322,696)

NET ASSETS – 100.00%		$5,547,920,856

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 90.79%

ADVERTISING – 0.05%
Omnicom Group Inc.
6.25%, 07/15/19	$1,000,000	$1,089,207

		1,089,207

AEROSPACE & DEFENSE – 0.95%
Boeing Co. (The)
1.88%, 11/20/12	4,000,000	4,017,880
6.00%, 03/15/19	2,550,000	2,822,887
General Dynamics Corp.
4.25%, 05/15/13	2,500,000	2,671,946
5.25%, 02/01/14	1,174,000	1,292,245
L-3 Communications Corp.
5.20%, 10/15/19[a]	800,000	809,434
Lockheed Martin Corp.
4.25%, 11/15/19	1,250,000	1,221,457
Northrop Grumman Corp.
3.70%, 08/01/14	2,500,000	2,558,102
Raytheon Co.
6.40%, 12/15/18	500,000	572,478
Rockwell Collins Inc.
5.25%, 07/15/19	200,000	213,044
United Technologies Corp.
4.88%, 05/01/15	3,000,000	3,254,989
6.13%, 02/01/19	1,711,000	1,927,636

		21,362,098

AGRICULTURE – 1.06%
Altria Group Inc.
8.50%, 11/10/13	2,750,000	3,214,551
9.25%, 08/06/19	2,625,000	3,240,401
9.70%, 11/10/18	2,555,000	3,212,829
Archer-Daniels-Midland Co.
5.45%, 03/15/18	750,000	811,110
Bunge Limited Finance Corp.
5.35%, 04/15/14	2,375,000	2,489,922
8.50%, 06/15/19	400,000	466,546
Lorillard Tobacco Co.
8.13%, 06/23/19	1,000,000	1,099,981
Philip Morris International Inc.
4.88%, 05/16/13	1,950,000	2,102,969
5.65%, 05/16/18	3,333,000	3,595,079

Security	Principal	Value
Reynolds American Inc.
6.75%, 06/15/17	$1,322,000	$1,420,579
7.25%, 06/01/13	1,950,000	2,164,892

		23,818,859

AIRLINES – 0.09%
Southwest Airlines Co.
5.75%, 12/15/16[b]	2,000,000	2,017,359

		2,017,359

AUTO MANUFACTURERS – 0.27%
Daimler Finance North America LLC
5.88%, 03/15/11	500,000	518,998
DaimlerChrysler North America Holding Corp.
5.75%, 09/08/11[b]	1,750,000	1,844,868
6.50%, 11/15/13	3,333,000	3,699,184

		6,063,050

AUTO PARTS & EQUIPMENT – 0.10%
Johnson Controls Inc.
5.50%, 01/15/16	2,200,000	2,313,128

		2,313,128

BANKS – 14.32%
American Express Bank FSB
5.55%, 10/17/12	5,004,000	5,373,485
6.00%, 09/13/17	750,000	789,716
Bank of America Corp.
4.88%, 01/15/13	8,720,000	9,214,331
5.38%, 08/15/11	2,000,000	2,105,041
5.49%, 03/15/19	2,250,000	2,164,268
5.65%, 05/01/18	6,475,000	6,464,863
5.75%, 12/01/17	5,500,000	5,542,897
6.50%, 08/01/16[b]	2,250,000	2,390,892
7.38%, 05/15/14	5,000,000	5,609,420
7.63%, 06/01/19[b]	1,750,000	1,976,884
Bank of America N.A.
5.30%, 03/15/17[b]	2,000,000	1,966,250
Bank of New York Mellon Corp. (The)
3.10%, 01/15/15	500,000	503,778
4.30%, 05/15/14	1,750,000	1,858,262
4.95%, 11/01/12[b]	3,333,000	3,603,049
5.45%, 05/15/19	1,500,000	1,583,994

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Bank of Nova Scotia
3.40%, 01/22/15	$2,000,000	$2,028,634
Barclays Bank PLC
2.50%, 01/23/13	3,900,000	3,891,954
5.00%, 09/22/16	2,000,000	2,035,311
5.13%, 01/08/20	2,750,000	2,694,072
5.20%, 07/10/14	2,000,000	2,133,578
5.45%, 09/12/12	1,750,000	1,890,473
BB&T Corp.
3.85%, 07/27/12	500,000	518,356
5.20%, 12/23/15	1,137,000	1,202,106
5.25%, 11/01/19	500,000	504,004
5.70%, 04/30/14	2,700,000	2,957,533
BNP Paribas SA
2.13%, 12/21/12	2,250,000	2,259,296
Charter One Bank N.A.
6.38%, 05/15/12	1,000,000	1,037,325
China Development Bank
5.00%, 10/15/15[c]	1,000,000	1,074,500
Comerica Bank
5.20%, 08/22/17	2,700,000	2,603,944
Credit Suisse
5.40%, 01/14/20	2,000,000	2,008,541
Credit Suisse New York
3.45%, 07/02/12	2,000,000	2,064,807
5.00%, 05/15/13	2,750,000	2,962,847
5.30%, 08/13/19	1,500,000	1,534,329
6.00%, 02/15/18	1,000,000	1,052,027
Deutsche Bank AG London
2.38%, 01/11/13	2,000,000	2,002,867
4.88%, 05/20/13	1,750,000	1,879,283
5.38%, 10/12/12	4,000,000	4,339,660
6.00%, 09/01/17[b]	5,004,000	5,496,409
Export-Import Bank of Korea (The)
5.50%, 10/17/12	2,550,000	2,728,806
8.13%, 01/21/14	3,150,000	3,649,937
Fifth Third Bancorp
4.50%, 06/01/18	500,000	444,429
5.45%, 01/15/17	1,300,000	1,250,017
6.25%, 05/01/13	1,500,000	1,605,000
Fifth Third Capital Trust IV
6.50%, 04/15/17	500,000	385,000

Security	Principal	Value
HSBC Bank (USA) N.A.
4.63%, 04/01/14	$2,500,000	$2,627,272
HSBC Holdings PLC
5.25%, 12/12/12	1,711,000	1,840,270
JPMorgan Chase Bank N.A. Series BKNT
6.00%, 10/01/17	6,341,000	6,801,768
KeyBank N.A.
5.45%, 03/03/16	1,536,000	1,475,761
5.70%, 08/15/12[b]	1,350,000	1,424,250
KfW
1.88%, 01/14/13	2,500,000	2,520,857
2.00%, 01/17/12	5,500,000	5,609,046
2.75%, 10/21/14	2,500,000	2,530,290
3.25%, 02/15/11	14,000,000	14,375,915
3.25%, 10/14/11	7,000,000	7,276,510
3.25%, 03/15/13	6,750,000	7,071,351
3.50%, 03/10/14	9,350,000	9,804,452
3.75%, 06/27/11	5,000,000	5,208,288
4.00%, 01/27/20	3,500,000	3,515,187
4.50%, 07/16/18[b]	6,047,000	6,404,595
4.88%, 01/17/17	6,000,000	6,593,565
4.88%, 06/17/19	3,000,000	3,248,831
Landeskreditbank Baden- Wuerttemberg - Foerderbank
4.88%, 01/13/12[b]	1,200,000	1,282,550
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	3,900,000	4,062,949
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	6,010,000	6,599,052
Manufacturers and Traders Trust Co.
6.63%, 12/04/17	1,000,000	1,070,630
Marshall & Ilsley Corp.
5.35%, 04/01/11[b]	2,000,000	2,000,000
Mellon Funding Corp.
6.40%, 05/14/11[b]	2,700,000	2,858,521
National City Corp.
4.90%, 01/15/15	1,322,000	1,388,100

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Northern Trust Corp.
4.63%, 05/01/14[b]	$1,000,000	$1,063,893
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	2,750,000	2,817,575
3.13%, 10/14/11[b]	2,750,000	2,847,251
4.75%, 10/16/12	3,333,000	3,605,035
5.00%, 04/25/17	1,800,000	1,959,064
PNC Funding Corp.
4.25%, 09/21/15[d]	750,000	761,785
5.13%, 02/08/20[d]	1,500,000	1,517,670
5.25%, 11/15/15[d]	3,837,000	4,072,853
5.40%, 06/10/14[d]	3,000,000	3,263,850
Regions Bank
7.50%, 05/15/18	1,000,000	970,573
Regions Financial Corp.
6.38%, 05/15/12	1,300,000	1,282,643
Royal Bank of Canada
5.65%, 07/20/11	1,000,000	1,058,754
Royal Bank of Canada, New York
2.25%, 03/15/13	500,000	502,555
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,833,000	1,683,704
6.40%, 10/21/19	1,000,000	996,856
Sovereign Bank
8.75%, 05/30/18	250,000	283,860
State Street Corp.
4.30%, 05/30/14	1,500,000	1,578,264
SunTrust Bank
5.45%, 12/01/17[b]	1,300,000	1,260,537
6.00%, 09/11/17	750,000	770,854
6.38%, 04/01/11	1,711,000	1,780,338
Swedish Export Credit Corp.
3.25%, 09/16/14	1,500,000	1,536,744
U.S. Bancorp
2.88%, 11/20/14	500,000	494,390
UBS AG
3.88%, 01/15/15	1,500,000	1,496,191
UBS AG Stamford
5.75%, 04/25/18	500,000	511,612
5.88%, 12/20/17	5,033,000	5,217,854

Security	Principal	Value
UBS AG Stamford Series 10
5.88%, 07/15/16	$2,250,000	$2,283,466
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16	1,300,000	1,053,000
US Bank N.A.
4.80%, 04/15/15	1,692,000	1,799,820
6.38%, 08/01/11	4,250,000	4,523,423
Wachovia Bank N.A./ Wells Fargo & Co.
4.88%, 02/01/15	4,192,000	4,348,056
Wachovia Capital Trust III/ Wells Fargo & Co.
5.80%, 03/15/11	1,400,000	1,113,000
Wachovia Corp./ Wells Fargo & Co.
5.25%, 08/01/14	2,750,000	2,901,257
5.30%, 10/15/11	3,333,000	3,529,324
5.50%, 05/01/13	6,000,000	6,445,436
5.63%, 10/15/16[b]	2,750,000	2,839,008
5.75%, 06/15/17[b]	400,000	422,029
5.75%, 02/01/18	1,900,000	2,005,745
Wells Fargo & Co.
5.00%, 11/15/14	1,000,000	1,045,417
5.13%, 09/01/12	3,500,000	3,714,983
5.13%, 09/15/16	1,250,000	1,259,090
5.30%, 08/26/11	5,000,000	5,277,760
5.63%, 12/11/17	3,897,000	4,105,173
Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000,000	4,136,415
5.75%, 05/16/16[b]	900,000	943,255
Wells Fargo Capital XV
9.75%, 09/26/13[b]	1,500,000	1,620,000
Westpac Banking Corp.
2.25%, 11/19/12	3,750,000	3,752,653
4.20%, 02/27/15[b]	1,000,000	1,028,003
4.63%, 06/01/18	650,000	612,928

		323,066,131

BEVERAGES – 1.86%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	2,670,000	2,828,342

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12[b]	$1,750,000	$1,796,468
4.13%, 01/15/15	4,000,000	4,122,759
Bottling Group LLC
5.50%, 04/01/16	1,322,000	1,478,474
6.95%, 03/15/14	2,500,000	2,918,339
Coca-Cola Co. (The)
3.63%, 03/15/14	1,950,000	2,038,965
5.35%, 11/15/17	2,500,000	2,743,846
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	3,400,000	4,002,180
Diageo Capital PLC
7.38%, 01/15/14[b]	2,750,000	3,221,546
Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,659,561
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18[b]	1,500,000	1,714,266
PepsiAmericas Inc.
4.38%, 02/15/14	2,500,000	2,657,817
PepsiCo Inc.
4.50%, 01/15/20	1,500,000	1,527,139
4.65%, 02/15/13	3,333,000	3,592,956
5.00%, 06/01/18[b]	1,950,000	2,072,676
7.90%, 11/01/18	1,322,000	1,653,079

		42,028,413

BIOTECHNOLOGY – 0.29%
Amgen Inc.
4.85%, 11/18/14[b]	2,500,000	2,721,064
5.70%, 02/01/19	1,711,000	1,853,458
Genentech Inc.
4.75%, 07/15/15	1,750,000	1,884,464

		6,458,986

BUILDING MATERIALS – 0.28%
CRH America Inc.
5.30%, 10/15/13	1,666,000	1,774,570
6.00%, 09/30/16	2,200,000	2,341,891
Lafarge SA
6.15%, 07/15/11	750,000	787,500
Owens Corning
9.00%, 06/15/19	1,140,000	1,311,041

		6,215,002

Security	Principal	Value
CHEMICALS – 1.35%
Dow Chemical Co. (The)
4.85%, 08/15/12[b]	$1,950,000	$2,067,763
5.70%, 05/15/18	2,500,000	2,583,619
5.90%, 02/15/15	750,000	808,856
6.00%, 10/01/12	1,322,000	1,440,293
7.60%, 05/15/14	900,000	1,023,003
8.55%, 05/15/19	1,750,000	2,111,158
E.I. du Pont de Nemours and Co.
5.00%, 01/15/13[b]	1,666,000	1,803,706
5.88%, 01/15/14	3,400,000	3,790,013
6.00%, 07/15/18	2,250,000	2,492,593
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,351,456
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	2,750,000	2,977,709
PPG Industries Inc.
5.75%, 03/15/13[b]	1,750,000	1,906,173
6.65%, 03/15/18[b]	584,000	655,638
Praxair Inc.
3.25%, 09/15/15	1,950,000	1,961,600
5.25%, 11/15/14	1,666,000	1,853,884
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	1,136,448
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500,000	500,939

		30,464,851

COMMERCIAL SERVICES – 0.61%
Block Financial LLC
5.13%, 10/30/14	1,000,000	1,048,161
Duke University
4.20%, 04/01/14	1,554,000	1,653,929
Emory University
5.63%, 09/01/19	1,000,000	1,098,939
McKesson Corp.
5.70%, 03/01/17	1,617,000	1,733,130
Princeton University Series A
4.95%, 03/01/19	500,000	528,139
R.R. Donnelley & Sons Co.
6.13%, 01/15/17[b]	1,617,000	1,617,000

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Stanford University
3.63%, 05/01/14	$2,500,000	$2,607,351
4.75%, 05/01/19	318,000	330,125
Vanderbilt University
5.25%, 04/01/19	750,000	800,590
Western Union Co. (The)
5.40%, 11/17/11	1,322,000	1,409,774
Yale University
2.90%, 10/15/14	1,000,000	1,013,763

		13,840,901

COMPUTERS – 1.38%
Computer Sciences Corp.
5.50%, 03/15/13	2,000,000	2,157,910
6.50%, 03/15/18	1,000,000	1,109,240
Dell Inc.
4.70%, 04/15/13	1,500,000	1,611,465
5.88%, 06/15/19	750,000	810,209
Electronic Data Systems Corp. Series B
6.00%, 08/01/13[b]	1,750,000	1,960,178
Hewlett-Packard Co.
4.25%, 02/24/12	1,450,000	1,531,735
4.50%, 03/01/13	2,750,000	2,939,065
6.13%, 03/01/14	5,388,000	6,087,194
International Business Machines Corp.
4.75%, 11/29/12	3,333,000	3,603,840
5.70%, 09/14/17	750,000	835,186
6.50%, 10/15/13	2,500,000	2,877,657
7.63%, 10/15/18	2,990,000	3,689,316
8.38%, 11/01/19	1,125,000	1,474,667
Lexmark International Inc.
6.65%, 06/01/18	500,000	505,000

		31,192,662

COSMETICS & PERSONAL CARE – 0.57%
Avon Products Inc.
5.63%, 03/01/14	1,000,000	1,104,926
Colgate-Palmolive Co. Series F
3.15%, 08/05/15	4,000,000	4,114,374
Estee Lauder Companies Inc. (The)
7.75%, 11/01/13	750,000	866,500

Security	Principal	Value
Procter & Gamble Co. (The)
3.50%, 02/15/15	$2,200,000	$2,267,485
4.60%, 01/15/14	3,124,000	3,372,770
4.70%, 02/15/19	1,000,000	1,037,522

		12,763,577

DIVERSIFIED FINANCIAL SERVICES – 18.51%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	1,625,000	1,770,227
American Express Co.
4.88%, 07/15/13	1,666,000	1,755,458
5.50%, 09/12/16	1,625,000	1,679,556
6.80%, 09/01/16	1,322,000	1,242,680
7.00%, 03/19/18	1,800,000	2,011,737
7.25%, 05/20/14[b]	2,500,000	2,855,962
8.13%, 05/20/19	3,200,000	3,867,072
Ameriprise Financial Inc.
5.65%, 11/15/15	1,200,000	1,298,004
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	3,333,000	3,636,008
6.40%, 10/02/17	2,250,000	2,470,109
6.95%, 08/10/12	4,000,000	4,458,744
7.25%, 02/01/18	1,666,000	1,921,105
Boeing Capital Corp.
6.10%, 03/01/11	2,325,000	2,437,771
BP Capital Markets PLC
1.55%, 08/11/11	500,000	504,468
3.88%, 03/10/15	1,950,000	2,028,846
5.25%, 11/07/13	6,012,000	6,618,513
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500,000	3,017,399
Capital One Financial Corp.
5.70%, 09/15/11	2,633,000	2,773,482
6.75%, 09/15/17[b]	2,000,000	2,185,670
Caterpillar Financial Services Corp.
6.13%, 02/17/14	3,850,000	4,321,845
Caterpillar Financial Services Corp. Series F
5.13%, 10/12/11	2,250,000	2,390,494

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Charles Schwab Corp. (The)
4.95%, 06/01/14	$1,300,000	$1,387,964
Citigroup Inc.
5.00%, 09/15/14	1,510,000	1,481,067
5.30%, 10/17/12	4,000,000	4,197,317
5.30%, 01/07/16[b]	2,600,000	2,555,904
5.50%, 04/11/13	14,656,000	15,282,669
5.50%, 10/15/14[b]	2,000,000	2,038,014
5.50%, 02/15/17	2,250,000	2,132,486
5.63%, 08/27/12	3,000,000	3,117,580
6.00%, 08/15/17	1,000,000	1,003,366
6.13%, 11/21/17	6,010,000	6,057,855
6.13%, 05/15/18[b]	2,200,000	2,204,269
6.38%, 08/12/14	1,750,000	1,853,261
6.50%, 08/19/13	2,500,000	2,698,519
8.50%, 05/22/19	2,750,000	3,179,910
CME Group Inc.
5.75%, 02/15/14	1,800,000	1,984,580
Countrywide Financial Corp.
5.80%, 06/07/12	1,985,000	2,109,062
6.25%, 05/15/16	750,000	757,856
Countrywide Home Loans Inc., Series L
4.00%, 03/22/11	1,250,000	1,281,250
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	1,617,000	1,398,705
Credit Suisse (USA) Inc.
5.38%, 03/02/16	5,004,000	5,301,451
6.13%, 11/15/11	4,500,000	4,836,709
6.50%, 01/15/12	3,300,000	3,566,852
Credit Suisse First Boston (USA) Inc.
4.88%, 01/15/15	2,250,000	2,404,867
5.13%, 08/15/15[b]	2,750,000	2,986,930
Discover Financial Services
10.25%, 07/15/19	1,300,000	1,533,234
Eksportfinans A/S
3.00%, 11/17/14	1,500,000	1,515,636
5.00%, 02/14/12	2,000,000	2,143,258
5.50%, 05/25/16[b]	1,750,000	1,934,219
5.50%, 06/26/17	1,000,000	1,100,696

Security	Principal	Value
General Electric Capital Corp.
4.80%, 05/01/13[b]	$3,250,000	$3,453,418
5.00%, 11/15/11	2,000,000	2,113,714
5.00%, 01/08/16[b]	10,035,000	10,319,802
5.25%, 10/19/12	9,616,000	10,279,887
5.50%, 01/08/20[b]	1,000,000	1,004,237
5.63%, 09/15/17[b]	4,000,000	4,157,148
5.63%, 05/01/18	2,800,000	2,879,484
5.88%, 02/15/12	4,500,000	4,808,315
5.90%, 05/13/14	6,000,000	6,549,728
6.00%, 08/07/19	1,400,000	1,462,142
6.13%, 02/22/11	4,350,000	4,584,773
6.38%, 11/15/17	1,500,000	1,320,000
General Electric Capital Corp. Series A
5.45%, 01/15/13[b]	2,750,000	2,963,695
6.00%, 06/15/12	3,250,000	3,519,851
Genworth Global Funding Trust
5.13%, 03/15/11	1,800,000	1,818,000
Goldman Sachs Capital Trust II
5.79%, 06/01/12	1,000,000	785,000
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	6,692,000	7,089,633
5.15%, 01/15/14[b]	1,950,000	2,074,069
5.25%, 10/15/13[b]	7,000,000	7,543,420
5.35%, 01/15/16	2,250,000	2,348,451
5.45%, 11/01/12	750,000	807,598
5.63%, 01/15/17	2,000,000	2,031,962
5.70%, 09/01/12	2,000,000	2,163,999
5.95%, 01/18/18	2,750,000	2,883,073
6.00%, 05/01/14	3,200,000	3,503,335
6.15%, 04/01/18	8,706,000	9,191,141
6.60%, 01/15/12	3,250,000	3,532,339
HSBC Finance Capital Trust IX
5.91%, 11/30/15	1,100,000	913,000
HSBC Finance Corp.
5.00%, 06/30/15	1,950,000	2,068,427
5.50%, 01/19/16	4,035,000	4,253,503
6.38%, 10/15/11	3,500,000	3,745,697
6.75%, 05/15/11	2,850,000	3,013,664
7.00%, 05/15/12	2,100,000	2,283,842

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Jefferies Group Inc.
5.50%, 03/15/16	$900,000	$884,461
8.50%, 07/15/19	650,000	740,450
John Deere Capital Corp.
7.00%, 03/15/12	7,713,000	8,577,208
John Deere Capital Corp. Series D
5.35%, 04/03/18	4,000,000	4,286,245
JPMorgan Chase & Co.
4.65%, 06/01/14	1,950,000	2,058,895
5.13%, 09/15/14	1,500,000	1,583,275
5.15%, 10/01/15[b]	9,000,000	9,567,634
5.38%, 10/01/12	2,250,000	2,448,795
5.60%, 06/01/11	2,750,000	2,899,416
5.75%, 01/02/13	6,392,000	6,889,264
6.00%, 01/15/18	2,800,000	3,023,107
6.30%, 04/23/19	1,750,000	1,933,750
6.75%, 02/01/11	1,600,000	1,679,093
Lazard Group LLC
6.85%, 06/15/17	1,650,000	1,688,372
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000,000	1,013,658
5.45%, 07/15/14	6,692,000	6,973,219
6.05%, 08/15/12	4,500,000	4,827,397
6.05%, 05/16/16	3,300,000	3,309,299
6.40%, 08/28/17	2,275,000	2,358,037
6.88%, 04/25/18	4,338,000	4,610,169
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	2,250,000	2,315,873
Morgan Stanley
4.20%, 11/20/14	1,500,000	1,501,067
4.75%, 04/01/14	5,343,000	5,465,734
5.30%, 03/01/13	4,250,000	4,506,820
5.38%, 10/15/15	1,625,000	1,688,148
5.45%, 01/09/17	4,000,000	4,058,410
5.50%, 01/26/20[b]	2,800,000	2,738,687
5.63%, 01/09/12[b]	2,250,000	2,389,052
5.63%, 09/23/19	1,000,000	989,208
5.75%, 10/18/16	2,325,000	2,403,301
5.95%, 12/28/17	1,500,000	1,543,005
6.00%, 05/13/14	1,000,000	1,075,271
6.00%, 04/28/15	7,000,000	7,467,483
6.60%, 04/01/12	1,137,000	1,238,161

Security	Principal	Value
6.63%, 04/01/18	$4,333,000	$4,620,388
6.75%, 04/15/11	5,283,000	5,590,037
7.30%, 05/13/19	2,100,000	2,323,015
Morgan Stanley Series F
5.55%, 04/27/17	2,000,000	2,030,150
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,324,000	2,271,710
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	750,000	747,532
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	3,333,000	3,684,394
10.38%, 11/01/18	1,500,000	2,017,976
SLM Corp.
5.00%, 10/01/13	1,990,000	1,840,750
5.13%, 08/27/12	750,000	723,750
5.45%, 04/25/11[b]	1,650,000	1,650,000
8.45%, 06/15/18	2,916,000	2,832,458
Svensk Exportkredit AB
5.13%, 03/01/17	1,000,000	1,088,270
Svensk Exportkredit AB Series D
4.88%, 09/29/11	1,750,000	1,854,809
TD Ameritrade Holding Corp.
4.15%, 12/01/14	4,000,000	4,002,842
Toyota Motor Credit Corp.
5.45%, 05/18/11	1,950,000	2,042,124
UFJ Finance Aruba AEC
6.75%, 07/15/13	4,250,000	4,728,125
Wells Fargo Capital XIII Series G
7.70%, 03/26/13	2,200,000	2,145,000

		417,682,277

ELECTRIC – 5.28%
Alabama Power Co.
4.85%, 12/15/12	3,750,000	4,059,039
Ameren Energy Generating Co.
7.00%, 04/15/18	500,000	535,281
Appalachian Power Co. Series O
5.65%, 08/15/12	1,000,000	1,079,382
Arizona Public Service Co.
5.80%, 06/30/14	2,250,000	2,443,721

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CenterPoint Energy Houston Electric LLC
5.75%, 01/15/14	$1,000,000	$1,092,822
7.00%, 03/01/14	584,000	671,864
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	3,000,000	3,566,876
Connecticut Light & Power Co.
5.65%, 05/01/18[b]	1,625,000	1,740,775
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16[b]	2,200,000	2,389,128
7.13%, 12/01/18	1,174,000	1,386,107
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	3,414,319
Consumers Energy Co.
6.13%, 03/15/19	750,000	822,578
6.70%, 09/15/19	2,650,000	3,033,239
Dominion Resources Inc.
5.15%, 07/15/15	3,998,000	4,281,547
5.70%, 09/17/12	500,000	541,056
DPL Inc.
6.88%, 09/01/11	1,000,000	1,072,369
DTE Energy Co.
7.05%, 06/01/11[b]	1,174,000	1,242,182
Duke Capital LLC
6.25%, 02/15/13	1,333,000	1,455,723
Duke Energy Corp.
3.95%, 09/15/14	1,625,000	1,680,816
5.05%, 09/15/19	500,000	509,739
6.25%, 01/15/12	3,572,000	3,855,978
7.00%, 11/15/18	2,330,000	2,765,331
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18[b]	3,000,000	3,242,135
Entergy Texas Inc.
7.13%, 02/01/19	1,000,000	1,128,834
Exelon Corp.
4.90%, 06/15/15	3,333,000	3,461,326
Exelon Generation Co. LLC
5.35%, 01/15/14	3,333,000	3,575,321
FirstEnergy Corp.
6.45%, 11/15/11	2,124,000	2,270,296

Security	Principal	Value
Florida Power & Light Co.
5.55%, 11/01/17	$2,250,000	$2,456,010
Florida Power Corp.
5.65%, 06/15/18	3,033,000	3,273,427
FPL Group Capital Inc.
6.65%, 06/15/17	768,000	714,240
7.88%, 12/15/15	1,174,000	1,404,766
Georgia Power Co.
4.25%, 12/01/19	1,000,000	988,723
Illinois Power Co.
6.13%, 11/15/17	2,000,000	2,156,445
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800,000	2,045,458
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333,000	3,544,563
National Grid PLC
6.30%, 08/01/16	2,583,000	2,880,316
Nevada Power Co.
6.50%, 08/01/18	1,250,000	1,369,119
7.13%, 03/15/19	1,000,000	1,130,248
Nisource Finance Corp.
10.75%, 03/15/16	3,400,000	4,318,000
NSTAR
4.50%, 11/15/19	1,000,000	1,004,408
Oncor Electric Delivery Co.
6.38%, 05/01/12	500,000	541,634
Pacific Gas & Electric Co.
4.80%, 03/01/14	4,192,000	4,510,149
PacifiCorp
6.90%, 11/15/11[b]	875,000	957,275
Pepco Holdings Inc.
6.13%, 06/01/17	500,000	527,812
6.45%, 08/15/12	750,000	809,770
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	293,387
6.30%, 07/15/13[b]	2,250,000	2,473,271
Progress Energy Inc.
4.88%, 12/01/19	250,000	246,775
7.10%, 03/01/11	1,950,000	2,054,860
PSEG Power LLC
5.50%, 12/01/15	2,200,000	2,381,730
6.95%, 06/01/12	584,000	643,109

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Public Service Co. of Colorado
7.88%, 10/01/12	$2,000,000	$2,294,035
South Carolina Electric & Gas Co.
6.50%, 11/01/18[b]	625,000	719,029
Southern California Edison Co.
5.75%, 03/15/14	1,275,000	1,434,176
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174,000	1,290,914
Southwestern Electric Power Co. Series F
5.88%, 03/01/18[b]	1,000,000	1,054,228
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125,000	1,394,433
TransAlta Corp.
4.75%, 01/15/15	3,000,000	3,103,331
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,473,161
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,129,273
Virginia Electric and Power Co.
5.10%, 11/30/12	2,250,000	2,438,263
Wisconsin Electric Power Co.
6.00%, 04/01/14	2,375,000	2,677,803

		119,051,925

ELECTRICAL COMPONENTS & EQUIPMENT – 0.15%
Emerson Electric Co.
4.13%, 04/15/15	2,700,000	2,845,522
5.25%, 10/15/18	584,000	632,652

		3,478,174

ELECTRONICS – 0.21%
Agilent Technologies Inc.
5.50%, 09/14/15	500,000	536,600
6.50%, 11/01/17	500,000	545,810
Avnet Inc.
5.88%, 03/15/14	1,000,000	1,075,758
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,325,000	2,487,795

		4,645,963

Security	Principal	Value
ENTERTAINMENT – 0.03%
International Game Technology
7.50%, 06/15/19	$500,000	$566,357

		566,357

ENVIRONMENTAL CONTROL – 0.25%
Allied Waste North America Inc.
6.88%, 06/01/17[c]	584,000	629,260
7.25%, 03/15/15	689,000	714,837
Allied Waste North America Inc. Series B
5.75%, 02/15/11	2,750,000	2,860,000
Waste Management Inc.
6.10%, 03/15/18	1,334,000	1,444,544

		5,648,641

FOOD – 2.01%
Campbell Soup Co.
3.38%, 08/15/14	2,000,000	2,074,882
ConAgra Foods Inc.
5.88%, 04/15/14[b]	700,000	772,261
7.00%, 04/15/19	750,000	871,112
General Mills Inc.
5.65%, 09/10/12[b]	1,950,000	2,139,284
5.65%, 02/15/19	2,048,000	2,213,261
6.00%, 02/15/12	1,322,000	1,433,386
H.J. Heinz Co.
5.35%, 07/15/13	1,000,000	1,089,138
Kellogg Co.
4.15%, 11/15/19	750,000	735,695
6.60%, 04/01/11	3,150,000	3,328,769
Kraft Foods Inc.
5.38%, 02/10/20	3,500,000	3,614,758
6.00%, 02/11/13	3,683,000	4,060,738
6.13%, 02/01/18	1,076,000	1,180,597
6.13%, 08/23/18	1,500,000	1,643,324
6.25%, 06/01/12	2,250,000	2,464,200
6.50%, 08/11/17	2,500,000	2,814,447
Kroger Co. (The)
6.40%, 08/15/17	1,250,000	1,397,906
6.80%, 04/01/11[b]	1,243,000	1,314,123
7.50%, 01/15/14	3,000,000	3,468,279

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Safeway Inc.
5.80%, 08/15/12	$1,048,000	$1,145,443
6.35%, 08/15/17	750,000	837,397
6.50%, 03/01/11	1,000,000	1,048,360
Sara Lee Corp.
6.25%, 09/15/11	979,000	1,044,733
Sysco Corp.
5.25%, 02/12/18	2,000,000	2,134,636
Unilever Capital Corp.
3.65%, 02/15/14	2,500,000	2,609,349

		45,436,078

FOREST PRODUCTS & PAPER – 0.21%
Celulosa Arauco y
Constitucion SA
7.25%, 07/29/19	325,000	357,835
International Paper Co.
7.40%, 06/15/14[b]	1,076,000	1,217,334
7.95%, 06/15/18	1,174,000	1,368,125
9.38%, 05/15/19	1,500,000	1,872,887

		4,816,181

GAS – 0.27%
AGL Capital Corp.
5.25%, 08/15/19	350,000	359,364
Atmos Energy Corp.
7.38%, 05/15/11	2,250,000	2,398,681
National Fuel Gas Co.
8.75%, 05/01/19	625,000	745,102
Sempra Energy
6.15%, 06/15/18	2,284,000	2,477,530

		5,980,677

HAND & MACHINE TOOLS – 0.05%
Black & Decker Corp. (The)
8.95%, 04/15/14	1,000,000	1,195,000

		1,195,000

HEALTH CARE – PRODUCTS – 0.72%
Baxter International Inc.
5.90%, 09/01/16[b]	2,700,000	3,043,113
CareFusion Corp.
5.13%, 08/01/14	2,000,000	2,116,592
6.38%, 08/01/19	500,000	549,419
Covidien International Finance SA
6.00%, 10/15/17	1,000,000	1,103,090

Security	Principal	Value
Hospira Inc.
6.05%, 03/30/17	$2,200,000	$2,364,305
Johnson & Johnson
5.15%, 08/15/12	2,325,000	2,540,289
5.15%, 07/15/18	750,000	815,106
Medtronic Inc.
4.50%, 03/15/14	700,000	753,963
5.60%, 03/15/19	750,000	825,743
St. Jude Medical Inc.
4.88%, 07/15/19	1,000,000	1,038,223
Stryker Corp.
4.38%, 01/15/20	1,000,000	998,537

		16,148,380

HEALTH CARE – SERVICES – 0.79%
Aetna Inc.
6.00%, 06/15/16	1,800,000	1,978,057
CIGNA Corp.
8.50%, 05/01/19[b]	900,000	1,092,773
Coventry Health Care Inc.
5.95%, 03/15/17	900,000	846,000
Humana Inc.
7.20%, 06/15/18	1,000,000	1,088,041
Quest Diagnostics Inc.
5.45%, 11/01/15[b]	1,750,000	1,920,926
UnitedHealth Group Inc.
4.88%, 03/15/15	1,322,000	1,406,420
5.50%, 11/15/12	2,500,000	2,704,777
6.00%, 02/15/18	1,600,000	1,731,966
WellPoint Inc.
5.00%, 12/15/14	1,125,000	1,192,031
5.25%, 01/15/16	2,000,000	2,120,788
5.88%, 06/15/17	750,000	816,198
6.00%, 02/15/14	900,000	993,551

		17,891,528

HOME BUILDERS – 0.02%
Toll Brothers Finance Corp.
6.75%, 11/01/19	500,000	500,000

		500,000

HOME FURNISHINGS – 0.09%
Whirlpool Corp.
8.60%, 05/01/14	1,800,000	2,075,011

		2,075,011

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.30%
Clorox Co.
5.45%, 10/15/12	$1,000,000	$1,080,862
5.95%, 10/15/17	500,000	551,643
Fortune Brands Inc.
5.38%, 01/15/16	2,250,000	2,316,218
Kimberly-Clark Corp.
5.00%, 08/15/13	1,375,000	1,491,791
6.13%, 08/01/17	1,137,000	1,279,602

		6,720,116

HOUSEWARES – 0.09%
Newell Rubbermaid Inc.
5.50%, 04/15/13	2,000,000	2,118,346

		2,118,346

INSURANCE – 3.14%
ACE INA Holdings Inc.
5.88%, 06/15/14	1,000,000	1,105,004
5.90%, 06/15/19[b]	750,000	814,530
Aegon NV
4.75%, 06/01/13	1,500,000	1,565,381
Aflac Inc.
8.50%, 05/15/19[b]	500,000	587,638
Allstate Corp. (The)
5.00%, 08/15/14	1,666,000	1,787,293
7.45%, 05/16/19	750,000	877,378
American International Group Inc.
5.60%, 10/18/16	4,989,000	4,066,035
8.25%, 08/15/18	4,000,000	3,640,000
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	3,400,000	3,587,413
4.63%, 10/15/13	1,625,000	1,745,441
4.85%, 01/15/15	2,670,000	2,888,241
5.40%, 05/15/18	750,000	796,210
Chubb Corp.
5.75%, 05/15/18	1,000,000	1,085,408
6.38%, 04/15/17	500,000	485,000
CNA Financial Corp.
5.85%, 12/15/14	1,650,000	1,682,066
Genworth Financial Inc.
6.52%, 05/22/18	1,000,000	925,000

Security	Principal	Value
Hartford Financial Services
Group Inc.
4.63%, 07/15/13	$1,300,000	$1,334,736
6.30%, 03/15/18	1,137,000	1,173,606
Lincoln National Corp.
8.75%, 07/01/19[b]	1,150,000	1,378,569
Marsh & McLennan
Companies Inc.
5.75%, 09/15/15	1,000,000	1,056,548
9.25%, 04/15/19	500,000	623,115
MetLife Inc.
5.00%, 06/15/15	3,333,000	3,501,302
6.13%, 12/01/11	2,250,000	2,412,552
7.72%, 02/15/19	1,650,000	1,913,137
Principal Life Income
Fundings Trust
5.30%, 12/14/12[b]	1,750,000	1,902,916
5.30%, 04/24/13	2,353,000	2,519,958
Progressive Corp. (The)
6.70%, 06/15/17	1,000,000	930,000
Protective Life Secured Trust
Series 2004-A
4.00%, 04/01/11	650,000	663,462
Prudential Financial Inc.
4.50%, 07/15/13	1,800,000	1,881,662
5.10%, 12/14/11	985,000	1,038,182
7.38%, 06/15/19	1,000,000	1,147,167
8.88%, 06/15/18[b]	1,000,000	1,060,000
Prudential Financial Inc.
Series D
4.75%, 09/17/15	4,000,000	4,141,353
6.00%, 12/01/17	1,000,000	1,054,127
Reinsurance Group of
America Inc.
6.45%, 11/15/19	500,000	511,034
Torchmark Corp.
9.25%, 06/15/19	325,000	389,235
Transatlantic Holdings Inc.
5.75%, 12/14/15	4,000,000	4,142,290
Travelers Companies Inc. (The)
5.38%, 06/15/12	1,125,000	1,209,348
5.80%, 05/15/18	2,937,000	3,176,886

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Unum Group
7.13%, 09/30/16	$650,000	$697,115
Willis North America Inc.
6.20%, 03/28/17	485,000	493,490
7.00%, 09/29/19	1,600,000	1,668,768
XL Capital Ltd. Series E
6.50%, 04/15/17	1,617,000	1,253,175

		70,911,771

IRON & STEEL – 0.45%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	452,000
ArcelorMittal
5.38%, 06/01/13	1,000,000	1,062,685
6.13%, 06/01/18	1,617,000	1,664,468
9.85%, 06/01/19	1,000,000	1,252,817
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500,000	2,717,199
Nucor Corp.
5.75%, 12/01/17	2,700,000	2,941,990

		10,091,159

LODGING – 0.05%
Marriott International Inc.
Series J
5.63%, 02/15/13	979,000	1,029,256

		1,029,256

MACHINERY – 0.27%
Caterpillar Inc.
5.70%, 08/15/16	5,004,000	5,485,810
Deere & Co.
4.38%, 10/16/19	504,000	507,214

		5,993,024

MANUFACTURING – 1.33%
Danaher Corp.
5.40%, 03/01/19[b]	500,000	537,104
5.63%, 01/15/18	2,000,000	2,183,254
Eaton Corp.
5.60%, 05/15/18	1,750,000	1,856,951
General Electric Co.
5.00%, 02/01/13	2,670,000	2,862,621
5.25%, 12/06/17	3,250,000	3,387,916

Security	Principal	Value
Honeywell International Inc.
5.00%, 02/15/19	$3,250,000	$3,414,383
5.30%, 03/01/18	878,000	940,410
Illinois Tool Works Inc.
5.15%, 04/01/14	2,700,000	2,983,569
Ingersoll-Rand Global Holding
Co. Ltd.
6.00%, 08/15/13	1,000,000	1,102,171
6.88%, 08/15/18	750,000	846,376
ITT Corp.
4.90%, 05/01/14	2,200,000	2,341,890
Textron Inc.
5.60%, 12/01/17	1,000,000	997,242
3M Co. Series E
4.38%, 08/15/13	2,000,000	2,170,204
Tyco Electronics Group SA
6.55%, 10/01/17	1,000,000	1,100,562
Tyco International Finance SA
8.50%, 01/15/19	1,000,000	1,250,459
Tyco International Group SA
6.38%, 10/15/11	1,950,000	2,095,022

		30,070,134

MEDIA – 3.10%
CBS Corp.
8.20%, 05/15/14[b]	2,200,000	2,524,500
Comcast Cable
Communications
Holdings Inc.
8.38%, 03/15/13	6,692,000	7,762,484
Comcast Corp.
5.70%, 05/15/18	1,800,000	1,909,561
5.90%, 03/15/16	1,950,000	2,125,940
6.50%, 01/15/17	2,500,000	2,801,545
COX Communications Inc.
4.63%, 06/01/13[b]	1,950,000	2,073,957
5.45%, 12/15/14	584,000	638,303
7.13%, 10/01/12	2,125,000	2,386,044
DIRECTV Holdings LLC/
DIRECTV Financing Co.
4.75%, 10/01/14[a]	850,000	886,117
5.88%, 10/01/19[a]	2,750,000	2,885,827
6.38%, 06/15/15	700,000	724,500
7.63%, 05/15/16	1,000,000	1,097,500

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Historic TW Inc.
6.88%, 06/15/18	$1,000,000	$1,140,956
9.13%, 01/15/13	2,500,000	2,912,792
News America Inc.
5.30%, 12/15/14[b]	3,333,000	3,667,442
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	2,124,205
Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,705,123
6.50%, 07/15/18	2,200,000	2,488,758
Time Warner Cable Inc.
5.40%, 07/02/12	3,322,000	3,562,219
5.85%, 05/01/17	1,322,000	1,405,826
6.75%, 07/01/18	2,218,000	2,472,841
8.25%, 02/14/14	2,200,000	2,602,032
8.25%, 04/01/19	2,600,000	3,159,118
8.75%, 02/14/19[b]	500,000	624,003
Time Warner Inc.
6.88%, 05/01/12	2,333,000	2,569,981
Viacom Inc.
5.63%, 09/15/19[b]	500,000	525,677
6.25%, 04/30/16	3,916,000	4,371,836
6.63%, 05/15/11	963,000	1,013,557
Walt Disney Co. (The)
5.50%, 03/15/19	2,000,000	2,187,095
6.38%, 03/01/12	3,333,000	3,661,992

		70,011,731

METAL FABRICATE & HARDWARE – 0.09%
Commercial Metals Co.
7.35%, 08/15/18	2,000,000	2,090,287

		2,090,287

MINING – 1.86%
Alcoa Inc.
5.55%, 02/01/17[b]	795,000	771,150
6.50%, 06/01/11	1,950,000	2,037,750
6.75%, 07/15/18	2,158,000	2,125,630
Barrick Gold Corp.
6.95%, 04/01/19	1,000,000	1,148,563
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000,000	1,085,535
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,692,000	7,188,392
6.50%, 04/01/19	1,000,000	1,148,303

Security	Principal	Value
Freeport-McMoRan Copper &
Gold Inc.
8.25%, 04/01/15[b]	$4,000,000	$4,335,000
8.38%, 04/01/17	3,333,000	3,620,471
Newmont Mining Corp.
5.13%, 10/01/19[b]	2,000,000	2,024,393
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	3,000,000	3,297,571
6.50%, 07/15/18	5,343,000	5,965,594
8.95%, 05/01/14	1,750,000	2,118,018
Vale Overseas Ltd.
5.63%, 09/15/19	1,500,000	1,518,960
6.25%, 01/23/17	1,322,000	1,394,036
Vulcan Materials Co.
7.00%, 06/15/18	1,125,000	1,232,640
Xstrata Canada Corp.
8.38%, 02/15/11	1,000,000	1,057,999

		42,070,005

MULTI-NATIONAL – 6.55%
African Development Bank
1.75%, 10/01/12	3,000,000	3,028,312
1.88%, 01/23/12	2,700,000	2,748,198
Asian Development Bank
2.75%, 05/21/14	3,300,000	3,368,223
3.63%, 09/05/13	2,353,000	2,490,841
Asian Development Bank
Series E
5.50%, 06/27/16	1,800,000	2,042,427
Asian Development Bank
Series G
3.00%, 02/15/11	3,000,000	3,074,301
Corporacion Andina de Fomento
6.88%, 03/15/12	750,000	812,390
8.13%, 06/04/19	2,000,000	2,346,027
European Bank for Reconstruction and Development
1.25%, 06/10/11	3,000,000	3,025,843
European Investment Bank
1.75%, 09/14/12	5,600,000	5,655,764
2.63%, 05/16/11	3,300,000	3,382,537
2.63%, 11/15/11	3,000,000	3,090,808

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
2.88%, 03/15/13	$3,250,000	$3,367,791
3.00%, 04/08/14	2,275,000	2,342,636
3.13%, 06/04/14	1,500,000	1,547,620
3.25%, 02/15/11	3,677,000	3,777,158
3.25%, 10/14/11	5,000,000	5,199,976
3.25%, 05/15/13	2,250,000	2,353,376
4.63%, 05/15/14	20,092,000	21,972,574
4.88%, 01/17/17	2,000,000	2,201,089
5.13%, 09/13/16	2,000,000	2,227,611
5.13%, 05/30/17	500,000	556,743
European Investment Bank
Series E
2.00%, 02/10/12	6,900,000	7,035,842
4.25%, 07/15/13	9,000,000	9,695,759
Inter-American Development
Bank
5.00%, 04/05/11	5,000,000	5,244,483
5.13%, 09/13/16[b]	6,692,000	7,457,760
Inter-American Development
Bank Series E
3.88%, 09/17/19	1,500,000	1,508,641
Inter-American Development
Bank Series G
1.75%, 10/22/12	1,000,000	1,009,544
3.50%, 03/15/13	3,000,000	3,165,862
International Bank for
Reconstruction and
Development
2.00%, 04/02/12	7,500,000	7,655,065
3.50%, 10/08/13	3,137,000	3,312,381
International Bank for
Reconstruction and
Development Series G
3.63%, 05/21/13	1,625,000	1,721,715
International Finance Corp.
5.13%, 05/02/11	1,750,000	1,844,833
International Finance Corp.
Series G
3.00%, 04/22/14	4,800,000	4,953,217
Korea Development Bank
8.00%, 01/23/14	4,250,000	4,909,685
Nordic Investment Bank
2.38%, 12/15/11	5,200,000	5,339,206

Security	Principal	Value
2.63%, 10/06/14	$1,750,000	$1,766,624
5.00%, 02/01/17	512,000	565,483

		147,798,345

OFFICE & BUSINESS EQUIPMENT – 0.52%
Pitney Bowes Inc.
5.00%, 03/15/15	2,200,000	2,363,618
5.75%, 09/15/17	1,137,000	1,231,306
Xerox Corp.
5.63%, 12/15/19	550,000	565,871
6.35%, 05/15/18	1,750,000	1,908,139
6.40%, 03/15/16	4,000,000	4,424,157
6.88%, 08/15/11	1,264,000	1,350,895

		11,843,986

OIL & GAS – 4.69%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,333,000	3,625,137
7.63%, 03/15/14[b]	1,250,000	1,443,529
Apache Corp.
5.25%, 04/15/13	1,322,000	1,442,049
5.63%, 01/15/17[b]	2,250,000	2,454,576
Canadian Natural
Resources Ltd.
5.70%, 05/15/17	2,284,000	2,451,946
Cenovus Energy Inc.
4.50%, 09/15/14[a]	750,000	786,610
5.70%, 10/15/19[a]	1,000,000	1,051,908
Chevron Corp.
3.95%, 03/03/14	4,500,000	4,741,610
Conoco Funding Co.
6.35%, 10/15/11	5,192,000	5,628,487
ConocoPhillips
4.75%, 02/01/14	4,000,000	4,313,256
5.20%, 05/15/18	1,650,000	1,746,641
5.75%, 02/01/19	3,000,000	3,297,585
Devon Energy Corp.
6.30%, 01/15/19[b]	1,200,000	1,347,827
Devon Financing Corp. ULC
6.88%, 09/30/11	1,666,000	1,810,656
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	625,000	681,917
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,751,605

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
EOG Resources Inc.
5.63%, 06/01/19	$1,500,000	$1,633,189
EQT Corp.
8.13%, 06/01/19	750,000	897,607
Hess Corp.
8.13%, 02/15/19	1,500,000	1,835,895
Husky Energy Inc.
5.90%, 06/15/14	2,200,000	2,414,704
Kerr-McGee Corp.
6.88%, 09/15/11	1,000,000	1,077,380
Marathon Oil Corp.
5.90%, 03/15/18	2,137,000	2,264,020
6.50%, 02/15/14	1,950,000	2,188,662
Nabors Industries Inc.
9.25%, 01/15/19	1,500,000	1,879,410
Nexen Inc.
5.65%, 05/15/17	1,500,000	1,591,508
Noble Energy Inc.
8.25%, 03/01/19	750,000	904,189
Occidental Petroleum Corp.
7.00%, 11/01/13	2,200,000	2,568,052
Pemex Project Funding
Master Trust
5.75%, 03/01/18	4,367,000	4,428,094
Petrobras International
Finance Co.
5.88%, 03/01/18[b]	1,762,000	1,758,916
6.13%, 10/06/16	4,000,000	4,300,000
7.88%, 03/15/19	2,700,000	3,105,000
Petro-Canada
6.05%, 05/15/18	1,000,000	1,080,154
Petroleos Mexicanos
8.00%, 05/03/19	500,000	579,125
Shell International Finance BV
1.30%, 09/22/11	750,000	754,332
3.25%, 09/22/15	2,250,000	2,278,346
4.00%, 03/21/14	5,400,000	5,688,723
4.30%, 09/22/19	1,000,000	992,791
StatoilHydro ASA
3.88%, 04/15/14	2,700,000	2,809,845
Suncor Energy Inc.
6.10%, 06/01/18[b]	750,000	812,903

Security	Principal	Value
Talisman Energy Inc.
7.75%, 06/01/19	$1,950,000	$2,320,276
Total Capital SA
3.13%, 10/02/15	4,000,000	3,986,323
Transocean Inc.
6.00%, 03/15/18	1,000,000	1,083,194
Valero Energy Corp.
6.13%, 06/15/17	657,000	687,625
6.88%, 04/15/12	1,000,000	1,091,892
9.38%, 03/15/19	1,000,000	1,206,131
XTO Energy Inc.
5.30%, 06/30/15	3,000,000	3,324,664
6.25%, 04/15/13	1,666,000	1,864,587
6.50%, 12/15/18	1,500,000	1,746,111

		105,728,987

OIL & GAS SERVICES – 0.38%
Baker Hughes Inc.
7.50%, 11/15/18	950,000	1,161,546
Halliburton Co.
6.15%, 09/15/19	1,500,000	1,703,559
Smith International Inc.
9.75%, 03/15/19	750,000	1,013,521
Weatherford International Inc.
6.35%, 06/15/17	1,985,000	2,154,033
Weatherford International Ltd.
5.15%, 03/15/13[b]	2,375,000	2,534,877

		8,567,536

PACKAGING & CONTAINERS – 0.02%
Bemis Co. Inc.
6.80%, 08/01/19	500,000	559,225

		559,225

PHARMACEUTICALS – 2.77%
Abbott Laboratories
5.13%, 04/01/19	3,050,000	3,234,423
5.60%, 05/15/11	3,400,000	3,597,246
5.60%, 11/30/17[b]	1,666,000	1,851,005
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	894,334
AstraZeneca PLC
5.40%, 09/15/12	3,333,000	3,646,363
5.90%, 09/15/17	750,000	845,955

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Bristol-Myers Squibb Co.
5.45%, 05/01/18[b]	$1,650,000	$1,789,718
Eli Lilly and Co.
4.20%, 03/06/14	2,100,000	2,232,887
5.20%, 03/15/17	1,000,000	1,079,788
Express Scripts Inc.
6.25%, 06/15/14	2,000,000	2,231,326
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	3,000,000	3,250,251
5.65%, 05/15/18	3,333,000	3,635,608
Medco Health Solutions Inc.
7.13%, 03/15/18	1,700,000	1,943,596
Merck & Co. Inc.
1.88%, 06/30/11[b]	1,400,000	1,416,968
4.75%, 03/01/15[b]	600,000	651,844
5.00%, 06/30/19	1,500,000	1,580,758
Novartis Capital Corp.
4.13%, 02/10/14	2,200,000	2,339,164
Novartis Securities
Investment Ltd.
5.13%, 02/10/19	3,461,000	3,643,999
Pfizer Inc.
4.45%, 03/15/12	2,750,000	2,930,292
5.35%, 03/15/15	7,250,000	8,065,563
6.20%, 03/15/19	1,000,000	1,125,653
Schering-Plough Corp./
Merck & Co. Inc.
5.30%, 12/01/13	3,400,000	3,742,153
Wyeth
5.50%, 03/15/13	1,950,000	2,142,822
5.50%, 02/01/14	4,192,000	4,653,057

		62,524,773

PIPELINES – 1.61%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750,000	781,097
Buckeye Partners LP
5.50%, 08/15/19	500,000	511,346
CenterPoint Energy Resources
Corp. Series B
7.88%, 04/01/13	1,000,000	1,144,976
Consolidated Natural Gas Co.
Series C
6.25%, 11/01/11[b]	875,000	940,039

Security	Principal	Value
Duke Capital LLC
8.00%, 10/01/19	$750,000	$894,791
Enbridge Energy Partners LP
9.88%, 03/01/19	875,000	1,144,423
Enbridge Inc.
5.60%, 04/01/17	1,625,000	1,750,407
Energy Transfer Partners LP
5.95%, 02/01/15[b]	3,400,000	3,695,989
9.70%, 03/15/19	500,000	629,896
Enterprise Products
Operating LP
4.60%, 08/01/12[b]	1,125,000	1,190,761
5.60%, 10/15/14	3,998,000	4,347,584
Kinder Morgan Energy
Partners LP
6.75%, 03/15/11	2,666,000	2,801,033
9.00%, 02/01/19[b]	2,100,000	2,647,534
Magellan Midstream
Partners LP
6.55%, 07/15/19[b]	1,625,000	1,799,612
ONEOK Partners LP
8.63%, 03/01/19	1,000,000	1,244,278
Panhandle Eastern Pipe Line
Co. LP
6.05%, 08/15/13	3,000,000	3,290,686
Plains All American
Pipeline LP
8.75%, 05/01/19	2,200,000	2,710,412
Tennessee Gas Pipeline Co.
7.50%, 04/01/17[b]	1,125,000	1,287,874
TransCanada PipeLines Ltd.
6.35%, 05/15/17	500,000	465,000
6.50%, 08/15/18	2,673,000	3,032,826

		36,310,564

REAL ESTATE – 0.22%
Duke Realty LP
5.95%, 02/15/17	1,000,000	980,887
ERP Operating LP
5.13%, 03/15/16[b]	1,666,000	1,695,484
5.75%, 06/15/17	1,322,000	1,395,636
Liberty Property LP
7.25%, 03/15/11	404,000	423,190

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Regency Centers LP
5.88%, 06/15/17	$500,000	$493,611

		4,988,808

REAL ESTATE INVESTMENT TRUSTS – 1.20%
AvalonBay Communities Inc.
5.70%, 03/15/17	750,000	790,645
Boston Properties LP
6.25%, 01/15/13	2,273,000	2,483,114
Brandywine Operating
Partnership LP
6.00%, 04/01/16	1,000,000	951,410
Duke Realty LP
7.38%, 02/15/15	500,000	542,825
Equity One Inc.
6.25%, 12/15/14	500,000	513,807
HCP Inc.
6.70%, 01/30/18	1,076,000	1,086,234
Health Care Property
Investors Inc.
5.65%, 12/15/13[b]	1,600,000	1,645,225
6.00%, 01/30/17	500,000	499,028
Health Care REIT Inc.
6.20%, 06/01/16	1,625,000	1,647,142
Healthcare Realty Trust Inc.
6.50%, 01/17/17	500,000	521,402
Hospitality Properties Trust
5.63%, 03/15/17	900,000	847,158
7.88%, 08/15/14	450,000	486,514
HRPT Properties Trust
6.25%, 06/15/17[b]	1,000,000	969,067
Kimco Realty Corp.
5.70%, 05/01/17	500,000	504,822
Liberty Property LP
6.63%, 10/01/17	1,300,000	1,321,718
Mack-Cali Realty Corp.
7.75%, 08/15/19	300,000	330,785
Nationwide Health
Properties Inc.
6.25%, 02/01/13	500,000	527,500
ProLogis
5.63%, 11/15/16	1,953,000	1,878,119
6.63%, 05/15/18	2,250,000	2,240,182

Security	Principal	Value
Realty Income Corp.
6.75%, 08/15/19	$1,000,000	$1,046,667
Simon Property Group LP
5.25%, 12/01/16	1,322,000	1,334,322
6.13%, 05/30/18	1,950,000	2,037,247
6.75%, 05/15/14	2,100,000	2,327,175
10.35%, 04/01/19	500,000	646,765

		27,178,873

RETAIL – 2.30%
AutoZone Inc.
6.50%, 01/15/14	1,174,000	1,305,755
Costco Wholesale Corp.
5.30%, 03/15/12	979,000	1,055,976
5.50%, 03/15/17[b]	750,000	833,326
CVS Caremark Corp.
5.75%, 08/15/11	1,500,000	1,593,549
5.75%, 06/01/17	2,800,000	2,997,657
Home Depot Inc. (The)
5.20%, 03/01/11	2,500,000	2,598,961
5.40%, 03/01/16	3,333,000	3,562,712
Kohl’s Corp.
6.25%, 12/15/17[b]	500,000	561,353
Lowe’s Companies Inc.
5.40%, 10/15/16	1,500,000	1,649,152
McDonald’s Corp.
4.30%, 03/01/13	3,000,000	3,197,917
5.35%, 03/01/18	2,284,000	2,478,214
Nordstrom Inc.
6.25%, 01/15/18[b]	2,200,000	2,423,164
Staples Inc.
9.75%, 01/15/14	4,000,000	4,840,000
Target Corp.
5.88%, 03/01/12[b]	3,333,000	3,629,218
6.00%, 01/15/18	2,550,000	2,856,125
TJX Companies Inc. (The)
6.95%, 04/15/19	500,000	592,321
Tricon Global Restaurants Inc.
8.88%, 04/15/11	1,174,000	1,262,318
Walgreen Co.
4.88%, 08/01/13[b]	2,500,000	2,712,684
5.25%, 01/15/19	584,000	623,963

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Wal-Mart Stores Inc.
4.13%, 02/01/19	$500,000	$501,176
4.55%, 05/01/13	7,583,000	8,155,767
5.38%, 04/05/17[b]	875,000	960,372
5.80%, 02/15/18	584,000	655,316
Yum! Brands Inc.
5.30%, 09/15/19	750,000	773,033

		51,820,029

SEMICONDUCTORS – 0.04%
Analog Devices Inc.
5.00%, 07/01/14	300,000	318,778
KLA-Tencor Corp.
6.90%, 05/01/18	500,000	552,677

		871,455

SOFTWARE – 0.76%
CA Inc.
5.38%, 12/01/19	1,000,000	1,021,354
Fiserv Inc.
6.13%, 11/20/12	2,000,000	2,202,929
Intuit Inc.
5.75%, 03/15/17	500,000	530,000
Microsoft Corp.
2.95%, 06/01/14	2,000,000	2,045,618
4.20%, 06/01/19	500,000	505,987
Oracle Corp.
3.75%, 07/08/14	3,000,000	3,130,732
4.95%, 04/15/13	1,000,000	1,088,125
5.00%, 07/08/19	1,000,000	1,046,101
5.25%, 01/15/16	5,004,000	5,480,877

		17,051,723

TELECOMMUNICATIONS – 6.01%
America Movil SA de CV
5.50%, 03/01/14	2,700,000	2,909,331
American Tower Corp.
4.63%, 04/01/15	500,000	516,512
7.00%, 10/15/17[b]	500,000	559,578
AT&T Inc.
4.95%, 01/15/13	4,000,000	4,305,323
5.50%, 02/01/18	4,514,000	4,743,281
5.63%, 06/15/16	1,950,000	2,119,686
5.80%, 02/15/19[b]	2,700,000	2,879,852
AT&T Wireless Services Inc.
8.13%, 05/01/12	4,000,000	4,529,986

Security	Principal	Value
AT&T Wireless Services Inc./
New Cingular Wireless
Services Inc.
7.88%, 03/01/11	$6,083,000	$6,497,728
British Telecom PLC
5.95%, 01/15/18	2,670,000	2,755,566
Cellco Partnership/Verizon
Wireless Capital LLC
5.55%, 02/01/14	4,250,000	4,700,223
8.50%, 11/15/18	2,470,000	3,115,230
Cisco Systems Inc.
4.45%, 01/15/20	2,500,000	2,495,362
4.95%, 02/15/19	875,000	912,072
5.25%, 02/22/11	2,500,000	2,608,935
5.50%, 02/22/16	4,692,000	5,209,211
Deutsche Telekom
International Finance BV
5.88%, 08/20/13	3,115,000	3,416,325
6.00%, 07/08/19[b]	1,000,000	1,078,333
6.75%, 08/20/18[b]	1,200,000	1,348,568
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,674,373
France Telecom SA
4.38%, 07/08/14	500,000	529,267
5.38%, 07/08/19	1,000,000	1,070,644
7.75%, 03/01/11	3,333,000	3,554,366
Harris Corp.
6.38%, 06/15/19	300,000	330,492
Motorola Inc.
8.00%, 11/01/11	1,200,000	1,302,000
Nokia OYJ
5.38%, 04/15/19	750,000	779,304
Qwest Corp.
6.50%, 06/01/17	1,000,000	997,500
8.38%, 05/01/16	1,750,000	1,916,250
8.88%, 03/15/12	1,985,000	2,148,763
Rogers Wireless Inc.
6.38%, 03/01/14	7,916,000	8,826,840
SBC Communications Inc.
5.88%, 02/01/12	4,692,000	5,059,261
Telecom Italia Capital SA
5.25%, 11/15/13	7,799,000	8,262,800

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Telefonica Emisiones SAU
4.95%, 01/15/15	$1,000,000	$1,056,914
5.88%, 07/15/19	750,000	796,218
5.98%, 06/20/11	500,000	528,432
6.22%, 07/03/17	800,000	888,200
6.42%, 06/20/16	1,950,000	2,211,402
Telefonos de Mexico SAB de CV
5.50%, 01/27/15[b]	750,000	799,268
Verizon Communications Inc.
5.50%, 02/15/18	875,000	921,419
5.55%, 02/15/16	2,600,000	2,841,453
6.10%, 04/15/18	5,692,000	6,207,340
6.35%, 04/01/19	1,000,000	1,105,781
8.75%, 11/01/18	1,174,000	1,485,859
Verizon New England Inc.
6.50%, 09/15/11	5,500,000	5,872,679
Verizon New Jersey Inc. Series A
5.88%, 01/17/12	2,250,000	2,398,832
Verizon Wireless Capital LLC
3.75%, 05/20/11	4,400,000	4,540,487
Vodafone Group PLC
4.15%, 06/10/14	3,000,000	3,145,707
5.63%, 02/27/17	1,950,000	2,093,239
5.75%, 03/15/16	3,333,000	3,625,817

		135,672,009

TRANSPORTATION – 1.17%
Burlington Northern Santa Fe
Corp.
5.75%, 03/15/18[b]	1,666,000	1,782,775
5.90%, 07/01/12	1,950,000	2,131,561
Canadian National Railway Co.
5.55%, 03/01/19	2,550,000	2,757,566
Canadian Pacific Railway Co.
7.25%, 05/15/19	500,000	572,489
CSX Corp.
6.75%, 03/15/11	1,833,000	1,933,664
7.38%, 02/01/19[b]	1,500,000	1,742,801
Federal Express Corp.
8.00%, 01/15/19	500,000	616,786
9.65%, 06/15/12[b]	300,000	347,003
Norfolk Southern Corp.
5.75%, 01/15/16	2,200,000	2,383,604

Security	Principal	Value
Ryder System Inc.
5.85%, 11/01/16	$1,500,000	$1,563,401
Union Pacific Corp.
5.45%, 01/31/13[b]	1,500,000	1,629,198
5.70%, 08/15/18	1,137,000	1,216,139
5.75%, 11/15/17	2,250,000	2,432,347
7.88%, 01/15/19	1,000,000	1,212,476
United Parcel Service Inc.
3.88%, 04/01/14	2,750,000	2,903,325
5.13%, 04/01/19	1,000,000	1,077,609

		26,302,744

TRUCKING & LEASING – 0.02%
GATX Corp.
4.75%, 10/01/12	500,000	518,521

		518,521

WATER – 0.08%
Veolia Environnement
6.00%, 06/01/18[b]	1,625,000	1,748,064

		1,748,064

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,928,737,944)		2,048,401,887

FOREIGN GOVERNMENT BONDS & NOTES[e] – 6.89%
Brazil (Federative Republic of)
5.88%, 01/15/19	1,650,000	1,749,000
6.00%, 01/17/17	1,625,000	1,750,937
7.88%, 03/07/15[b]	900,000	1,055,250
8.00%, 01/15/18	7,604,444	8,764,121
8.88%, 10/14/19[b]	1,000,000	1,277,500
12.75%, 01/15/20[b]	1,200,000	1,881,000
Canada (Government of)
2.38%, 09/10/14	2,000,000	2,014,860
Canada Mortgage &
Housing Corp.
5.00%, 09/01/11	1,150,000	1,223,439
Chile (Republic of)
5.50%, 01/15/13[b]	2,750,000	2,970,935
Export Development Canada
2.38%, 03/19/12	5,625,000	5,778,454
2.63%, 03/15/11	853,000	872,566
3.13%, 04/24/14[b]	4,000,000	4,153,603

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Hungary (Republic of)
4.75%, 02/03/15[b]	$1,000,000	$991,850
6.25%, 01/29/20	1,750,000	1,788,447
Hydro-Quebec
6.30%, 05/11/11	2,700,000	2,876,295
Israel (State of)
5.13%, 03/26/19[b]	2,000,000	2,050,000
5.50%, 11/09/16	1,000,000	1,096,200
Italy (Republic of)
2.13%, 10/05/12	4,000,000	4,017,296
3.50%, 07/15/11	3,500,000	3,615,086
4.50%, 01/21/15	13,851,000	14,639,100
5.25%, 09/20/16	1,250,000	1,354,510
Japan Finance Corp.
2.00%, 06/24/11	4,500,000	4,571,976
2.13%, 11/05/12[b]	2,750,000	2,788,774
2.88%, 02/02/15[a]	2,100,000	2,113,425
Japan Finance Organization for
Municipal Enterprises
5.00%, 05/16/17[b]	2,500,000	2,681,200
Korea (Republic of)
5.75%, 04/16/14[b]	2,500,000	2,744,854
7.13%, 04/16/19	2,200,000	2,564,849
Malaysia (Government of)
7.50%, 07/15/11	2,500,000	2,700,585
Manitoba (Province of)
5.00%, 02/15/12	2,000,000	2,126,172
New Brunswick (Province of)
5.20%, 02/21/17	500,000	542,745
Nova Scotia (Province of)
5.13%, 01/26/17	750,000	821,553
Ontario (Province of)
1.88%, 11/19/12	4,000,000	4,028,378
2.63%, 01/20/12[b]	9,311,000	9,596,836
2.95%, 02/05/15	3,500,000	3,525,897
4.00%, 10/07/19	2,000,000	1,974,887
4.10%, 06/16/14	2,000,000	2,128,431
4.95%, 11/28/16	2,000,000	2,187,479
5.45%, 04/27/16[b]	1,625,000	1,825,072
Peru (Republic of)
8.38%, 05/03/16[b]	2,000,000	2,409,000
9.88%, 02/06/15	1,625,000	2,045,063

Security	Principal	Value
Poland (Republic of)
6.25%, 07/03/12	$2,700,000	$2,933,550
6.38%, 07/15/19	4,300,000	4,628,950
Quebec (Province of)
4.63%, 05/14/18[b]	1,000,000	1,050,213
5.00%, 03/01/16	4,692,000	5,149,098
South Africa (Republic of)
6.88%, 05/27/19	2,000,000	2,205,000
7.38%, 04/25/12	1,625,000	1,781,488
United Mexican States
5.13%, 01/15/20[b]	3,000,000	3,034,560
5.63%, 01/15/17	2,200,000	2,334,860
5.95%, 03/19/19	2,000,000	2,128,000
6.38%, 01/16/13	6,706,000	7,470,484
8.13%, 12/30/19	2,250,000	2,750,625
11.38%, 09/15/16[b]	500,000	695,000

TOTAL FOREIGN GOVERNMENT
BONDS & NOTES
(Cost: $150,863,407)		155,459,453

MUNICIPAL DEBT OBLIGATIONS – 0.35%

CALIFORNIA – 0.14%
California State, General
Obligations Unlimited
5.25%, 04/01/14	2,000,000	2,057,780
6.20%, 10/01/19[b]	1,000,000	1,009,000

		3,066,780

ILLINOIS – 0.19%
Illinois State, General
Obligations Unlimited
4.07%, 01/01/14	2,500,000	2,547,075
4.42%, 01/01/15	1,800,000	1,834,272

		4,381,347

NEW JERSEY – 0.02%
New Jersey State Turnpike
Authority Revenue,
Series B (AMBAC Insured)
4.25%, 01/01/16	500,000	506,625

		506,625

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $7,892,811)		7,954,752

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.99%

MONEY MARKET FUNDS – 5.99%
BlackRock Cash Funds: Institutional, SL Agency
Shares
0.17%[d,f,g]	104,709,714	$104,709,714
BlackRock Cash Funds: Prime, SL Agency
Shares
0.16%[d,f,g]	16,827,972	16,827,972
BlackRock Cash Funds: Treasury, SL Agency
Shares
0.10%[d,f]	13,646,981	13,646,981

		135,184,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,184,667)		135,184,667

TOTAL INVESTMENTS
IN SECURITIES – 104.02%
(Cost: $2,222,678,829)		2,347,000,759

Other Assets, Less Liabilities – (4.02)%		(90,692,170)

NET ASSETS – 100.00%		$2,256,308,589

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 88.98%

AEROSPACE & DEFENSE – 1.16%
Boeing Co. (The)
3.50%, 02/15/15	$200,000	$204,553
4.88%, 02/15/20	250,000	256,585
5.88%, 02/15/40	250,000	257,730
6.88%, 03/15/39[a]	150,000	175,364
General Dynamics Corp.
4.25%, 05/15/13	840,000	897,774
Goodrich Corp.
6.80%, 07/01/36	250,000	278,804
L-3 Communications Corp.
5.20%, 10/15/19[b]	600,000	607,076
Lockheed Martin Corp.
6.15%, 09/01/36	618,000	653,223
Northrop Grumman Corp.
5.05%, 08/01/19	500,000	517,295
Raytheon Co.
5.50%, 11/15/12	250,000	276,371
6.40%, 12/15/18	150,000	171,744
Rockwell Collins Inc.
5.25%, 07/15/19	100,000	106,522
United Technologies Corp.
4.88%, 05/01/15	600,000	650,998
6.05%, 06/01/36	285,000	303,344
6.13%, 02/01/19	800,000	901,291

		6,258,674

AGRICULTURE – 1.04%
Altria Group Inc.
9.25%, 08/06/19	500,000	617,219
9.70%, 11/10/18	1,600,000	2,011,947
10.20%, 02/06/39	150,000	201,413
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	167,409
5.45%, 03/15/18[a]	580,000	627,258
Bunge Limited Finance Corp.
8.50%, 06/15/19	100,000	116,637
Philip Morris International Inc.
5.65%, 05/16/18	800,000	862,905
6.38%, 05/16/38	250,000	274,288

Security	Principal	Value
Reynolds American Inc.
6.75%, 06/15/17	$580,000	$623,250
7.25%, 06/15/37	114,000	118,437

		5,620,763

AIRLINES – 0.16%
Continental Airlines Inc. Class A
Series 2007-1
5.98%, 04/19/22	250,000	240,000
Southwest Airlines Co.
5.25%, 10/01/14	600,000	621,392

		861,392

AUTO MANUFACTURERS – 0.40%
Daimler Finance North America LLC
5.88%, 03/15/11	250,000	259,499
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,046,000	1,160,920
8.50%, 01/18/31	600,000	737,632

		2,158,051

BANKS – 11.36%
Abbey National Capital Trust I
8.96%, 06/30/30	250,000	257,500
Bank of America Corp.
4.88%, 01/15/13	570,000	602,313
5.25%, 12/01/15	700,000	719,789
5.38%, 08/15/11[a]	1,000,000	1,052,521
5.42%, 03/15/17	700,000	685,067
5.65%, 05/01/18	800,000	798,748
5.75%, 12/01/17	250,000	251,950
6.50%, 08/01/16[a]	1,750,000	1,859,583
Bank of America N.A.
6.00%, 10/15/36	876,000	807,416
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,530,000	1,653,965
Bank of Nova Scotia
3.40%, 01/22/15	300,000	304,295
Barclays Bank PLC
5.00%, 09/22/16	350,000	356,179
5.13%, 01/08/20	350,000	342,882

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
5.20%, 07/10/14	$300,000	$320,037
5.45%, 09/12/12	500,000	540,135
6.75%, 05/22/19	750,000	825,999
BB&T Capital Trust II
6.75%, 06/07/36	228,000	216,600
BB&T Corp.
6.85%, 04/30/19[a]	900,000	1,011,070
Charter One Bank N.A.
6.38%, 05/15/12	250,000	259,331
Comerica Capital Trust II
6.58%, 02/20/37	375,000	307,500
Credit Suisse
5.40%, 01/14/20	200,000	200,854
Credit Suisse New York
5.00%, 05/15/13	1,877,000	2,022,277
5.30%, 08/13/19	250,000	255,722
5.50%, 05/01/14	900,000	982,604
Deutsche Bank AG London
4.88%, 05/20/13	1,516,000	1,627,996
5.38%, 10/12/12	570,000	618,402
6.00%, 09/01/17	300,000	329,521
Export-Import Bank of Korea (The)
8.13%, 01/21/14	800,000	926,968
Fifth Third Bancorp
8.25%, 03/01/38	350,000	358,559
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,305,000	1,371,436
HSBC Holdings PLC
6.50%, 05/02/36	800,000	817,261
6.50%, 09/15/37	399,000	407,812
JPMorgan Chase Bank N.A.
Series BKNT
6.00%, 10/01/17	700,000	750,865
KeyCorp
6.50%, 05/14/13	700,000	742,000
KfW
2.00%, 01/17/12[a]	2,750,000	2,804,523
3.25%, 10/14/11	900,000	935,551
3.25%, 03/15/13	1,661,000	1,740,076
3.50%, 03/10/14	1,200,000	1,258,325
4.00%, 01/27/20	500,000	502,170
4.50%, 07/16/18	700,000	741,395

Security	Principal	Value
4.88%, 01/17/17	$500,000	$549,464
4.88%, 06/17/19	1,800,000	1,949,299
5.13%, 03/14/16	1,710,000	1,903,982
Landwirtschaftliche Rentenbank
3.25%, 03/15/13	1,150,000	1,201,266
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	570,000	625,867
National City Corp.
4.90%, 01/15/15	228,000	239,400
6.88%, 05/15/19[a]	800,000	900,525
Northern Trust Corp.
5.50%, 08/15/13	600,000	651,305
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	1,600,000	1,639,316
4.50%, 03/09/15	150,000	161,592
5.00%, 04/25/17	450,000	489,766
PNC Funding Corp.
4.25%, 09/21/15[a,c]	200,000	203,143
Regions Bank
7.50%, 05/15/18	950,000	922,045
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	390,000	358,235
6.40%, 10/21/19	600,000	598,114
Sovereign Bank
8.75%, 05/30/18	250,000	283,860
State Street Corp.
4.30%, 05/30/14	200,000	210,435
SunTrust Bank
6.38%, 04/01/11	800,000	832,420
SunTrust Capital VIII
6.10%, 12/15/36	250,000	182,500
Swedish Export Credit Corp.
3.25%, 09/16/14	500,000	512,248
U.S. Bancorp
2.88%, 11/20/14	400,000	395,512
UBS AG Stamford
5.75%, 04/25/18	250,000	255,806
5.88%, 12/20/17	800,000	829,383
UBS AG Stamford Series 10
5.88%, 07/15/16	600,000	608,924

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
UBS Preferred Funding Trust V
Series 1
6.24%, 05/15/16[a]	$250,000	$202,500
Union Bank of California N.A.
5.95%, 05/11/16	600,000	628,598
US Bank N.A.
4.80%, 04/15/15	640,000	680,783
Wachovia Bank N.A./ Wells Fargo & Co.
4.88%, 02/01/15	570,000	591,219
5.60%, 03/15/16	500,000	518,283
6.60%, 01/15/38	500,000	510,951
Wachovia Capital Trust III/ Wells Fargo & Co.
5.80%, 03/15/11	228,000	181,260
Wachovia Corp./ Wells Fargo & Co.
5.30%, 10/15/11	355,000	375,911
5.50%, 05/01/13	1,150,000	1,235,375
5.63%, 10/15/16	900,000	929,130
5.75%, 02/01/18	250,000	263,914
Wells Fargo & Co.
4.38%, 01/31/13	1,188,000	1,247,043
5.13%, 09/15/16[a]	1,075,000	1,082,818
5.63%, 12/11/17	800,000	842,735
Wells Fargo Bank N.A.
4.75%, 02/09/15	750,000	775,578
Wells Fargo Capital XV
9.75%, 09/26/13[a]	1,250,000	1,350,000
Westpac Banking Corp.
2.25%, 11/19/12	300,000	300,212
4.20%, 02/27/15	250,000	257,001
4.88%, 11/19/19	300,000	296,147

		61,341,062

BEVERAGES – 1.78%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	1,080,000	1,144,048
6.45%, 09/01/37	228,000	248,937
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	450,000	463,810
Bottling Group LLC
6.95%, 03/15/14	500,000	583,668

Security	Principal	Value
Coca-Cola Co. (The)
3.63%, 03/15/14	$1,200,000	$1,254,748
Coca-Cola Enterprises Inc.
6.70%, 10/15/36	600,000	704,748
7.38%, 03/03/14	850,000	1,000,545
8.50%, 02/01/22	171,000	225,275
Diageo Capital PLC
5.75%, 10/23/17	1,126,000	1,220,447
5.88%, 09/30/36	228,000	235,664
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18[a]	600,000	685,706
Pepsi Bottling Group Inc.
7.00%, 03/01/29	285,000	337,655
PepsiCo Inc.
5.15%, 05/15/12	250,000	270,823
5.50%, 01/15/40	250,000	253,323
7.90%, 11/01/18	800,000	1,000,351

		9,629,748

BIOTECHNOLOGY – 0.22%
Amgen Inc.
5.85%, 06/01/17	475,000	528,444
6.38%, 06/01/37[a]	500,000	544,206
Genentech Inc.
5.25%, 07/15/35	137,000	131,805

		1,204,455

BUILDING MATERIALS – 0.29%
CRH America Inc.
5.30%, 10/15/13[a]	570,000	607,146
6.00%, 09/30/16	494,000	525,861
Lafarge SA
7.13%, 07/15/36	125,000	131,250
Owens Corning
6.50%, 12/01/16	300,000	309,148

		1,573,405

CHEMICALS – 1.40%
Agrium Inc.
6.75%, 01/15/19	250,000	279,260
Air Products & Chemicals Inc.
4.38%, 08/21/19	150,000	144,165
Dow Chemical Co. (The)
5.90%, 02/15/15	250,000	269,619
6.00%, 10/01/12	527,000	574,156

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
7.60%, 05/15/14[a]	$600,000	$682,002
8.55%, 05/15/19[a]	600,000	723,825
9.40%, 05/15/39	250,000	328,850
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16[a]	228,000	246,291
5.88%, 01/15/14	600,000	668,826
6.00%, 07/15/18	779,000	862,991
Eastman Chemical Co.
5.50%, 11/15/19	600,000	613,847
Lubrizol Corp.
8.88%, 02/01/19	250,000	314,000
Monsanto Co.
5.88%, 04/15/38	150,000	154,087
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	250,000	270,701
6.50%, 05/15/19	250,000	279,864
PPG Industries Inc.
6.65%, 03/15/18[a]	150,000	168,400
Praxair Inc.
2.13%, 06/14/13	300,000	300,973
4.63%, 03/30/15	500,000	534,801
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125,000	125,235

		7,541,893

COMMERCIAL SERVICES – 0.47%
Emory University
5.63%, 09/01/19	250,000	274,735
Equifax Inc.
6.30%, 07/01/17	100,000	106,047
McKesson Corp.
5.70%, 03/01/17	171,000	183,281
Princeton University Series A
4.95%, 03/01/19	250,000	264,069
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	400,000	400,000
Stanford University
4.75%, 05/01/19	159,000	165,062
Vanderbilt University
5.25%, 04/01/19	250,000	266,863
Western Union Co. (The)
5.40%, 11/17/11	285,000	303,923
5.93%, 10/01/16	300,000	328,795

Security	Principal	Value
Yale University
2.90%, 10/15/14	$250,000	$253,441

		2,546,216

COMPUTERS – 1.22%
Computer Sciences Corp.
6.50%, 03/15/18	600,000	665,544
Dell Inc.
4.70%, 04/15/13	600,000	644,586
5.88%, 06/15/19	200,000	216,056
Hewlett-Packard Co.
6.13%, 03/01/14	1,600,000	1,807,630
International Business Machines Corp.
2.10%, 05/06/13	375,000	377,966
4.75%, 11/29/12	741,000	801,214
5.60%, 11/30/39	495,000	507,355
5.70%, 09/14/17	784,000	873,048
7.63%, 10/15/18	570,000	703,314

		6,596,713

COSMETICS & PERSONAL CARE – 0.53%
Avon Products Inc.
6.50%, 03/01/19	600,000	678,856
Procter & Gamble Co. (The)
4.60%, 01/15/14	1,530,000	1,651,837
5.55%, 03/05/37	528,000	540,757

		2,871,450

DIVERSIFIED FINANCIAL SERVICES – 16.77%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	900,000	980,433
American Express Co.
5.25%, 09/12/11	600,000	632,925
6.80%, 09/01/16	228,000	214,320
7.00%, 03/19/18	756,000	844,929
8.15%, 03/19/38	500,000	634,501
American Express Credit Corp.
5.13%, 08/25/14	300,000	319,654
American Express Credit Corp.
Series C
7.30%, 08/20/13	1,000,000	1,132,487
Ameriprise Financial Inc.
5.65%, 11/15/15[a]	600,000	649,002

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Associates Corp. of North America
6.95%, 11/01/18	$855,000	$883,350
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	570,000	621,820
6.95%, 08/10/12	1,600,000	1,783,497
Boeing Capital Corp.
6.10%, 03/01/11	399,000	418,353
6.50%, 02/15/12[a]	550,000	604,978
BP Capital Markets PLC
5.25%, 11/07/13	1,600,000	1,761,414
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850,000	1,025,916
Capital One Capital III
7.69%, 08/15/36[a]	500,000	462,500
Capital One Financial Corp.
5.70%, 09/15/11	570,000	600,412
Caterpillar Financial Services Corp.
6.13%, 02/17/14	880,000	987,850
Charles Schwab Corp. (The)
4.95%, 06/01/14	600,000	640,599
Citigroup Inc.
5.00%, 09/15/14	1,600,000	1,569,342
5.30%, 10/17/12	500,000	524,665
5.50%, 04/11/13	1,647,000	1,717,423
6.00%, 10/31/33	855,000	715,543
6.13%, 11/21/17	750,000	755,972
6.13%, 05/15/18	1,200,000	1,202,328
6.50%, 08/19/13	2,000,000	2,158,815
6.88%, 03/05/38[a]	250,000	243,810
8.13%, 07/15/39	600,000	677,063
8.50%, 05/22/19	500,000	578,165
CME Group Inc.
5.40%, 08/01/13	125,000	136,446
Countrywide Financial Corp.
5.80%, 06/07/12	342,000	363,375
6.25%, 05/15/16	425,000	429,452
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	250,000	216,250
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969,000	1,026,600
6.13%, 11/15/11	850,000	913,601

Security	Principal	Value
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	$150,000	$173,074
Eksportfinans A/S
5.00%, 02/14/12	1,080,000	1,157,359
General Electric Capital Corp.
5.00%, 01/08/16	1,710,000	1,758,531
5.25%, 10/19/12	433,000	462,894
5.40%, 02/15/17	500,000	514,785
5.63%, 09/15/17[a]	1,900,000	1,974,645
5.63%, 05/01/18	1,200,000	1,234,065
5.65%, 06/09/14	2,000,000	2,154,164
5.88%, 02/15/12	2,000,000	2,137,029
5.88%, 01/14/38	250,000	232,119
6.00%, 08/07/19	125,000	130,548
6.38%, 11/15/17	400,000	352,000
6.75%, 03/15/32	1,267,000	1,306,902
6.88%, 01/10/39	800,000	841,011
Goldman Sachs Capital Trust II
5.79%, 06/01/12	200,000	157,000
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	867,000	918,516
5.25%, 10/15/13	1,112,000	1,198,326
5.35%, 01/15/16[a]	2,250,000	2,348,451
5.45%, 11/01/12	414,000	445,794
5.63%, 01/15/17	2,000,000	2,031,962
5.95%, 01/18/18	1,200,000	1,258,068
5.95%, 01/15/27	570,000	522,860
6.15%, 04/01/18	756,000	798,128
6.35%, 02/15/34	570,000	507,073
6.60%, 01/15/12	900,000	978,186
HSBC Finance Corp.
5.00%, 06/30/15	600,000	636,439
5.50%, 01/19/16	675,000	711,553
7.00%, 05/15/12	1,915,000	2,082,646
Jefferies Group Inc.
6.45%, 06/08/27	250,000	226,360
8.50%, 07/15/19	250,000	284,788
John Deere Capital Corp.
7.00%, 03/15/12	1,212,000	1,347,799
JPMorgan Chase & Co.
4.75%, 05/01/13	1,600,000	1,707,769
5.13%, 09/15/14	900,000	949,965

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
5.75%, 01/02/13	$1,539,000	$1,658,726
6.00%, 01/15/18	1,169,000	1,262,147
6.30%, 04/23/19	450,000	497,250
6.40%, 05/15/38	625,000	678,599
JPMorgan Chase Capital XV
5.88%, 03/15/35	512,000	450,979
JPMorgan Chase Capital XXV
6.80%, 10/01/37	150,000	147,617
JPMorgan Chase Capital XXVII
Series AA
7.00%, 11/01/39	950,000	958,275
Lazard Group LLC
6.85%, 06/15/17	600,000	613,953
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741,000	772,139
6.05%, 08/15/12	1,600,000	1,716,408
6.05%, 05/16/16	1,250,000	1,253,522
6.40%, 08/28/17	776,000	804,324
6.88%, 04/25/18	775,000	823,624
7.75%, 05/14/38	900,000	967,345
Morgan Stanley
4.75%, 04/01/14	2,400,000	2,455,130
5.45%, 01/09/17	300,000	304,381
5.63%, 09/23/19	250,000	247,302
5.75%, 10/18/16	1,254,000	1,296,232
6.00%, 04/28/15	1,500,000	1,600,175
6.63%, 04/01/18	832,000	887,183
6.75%, 04/15/11	1,350,000	1,428,459
7.25%, 04/01/32	350,000	390,266
7.30%, 05/13/19	1,125,000	1,244,473
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	488,750
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	250,000	249,177
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	867,000	958,407
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	825,000	993,061
NYSE Euronext
4.80%, 06/28/13	125,000	130,926

Security	Principal	Value
SLM Corp.
5.00%, 10/01/13	$800,000	$740,000
5.13%, 08/27/12	350,000	337,750
8.45%, 06/15/18	600,000	582,810
Svensk Exportkredit AB
5.13%, 03/01/17	621,000	675,816
TECO Finance Inc.
6.57%, 11/01/17	600,000	640,013
Wells Fargo Capital XIII Series G
7.70%, 03/26/13	300,000	292,500

		90,516,318

ELECTRIC – 6.14%
Alabama Power Co.
6.00%, 03/01/39	500,000	530,059
Ameren Energy Generating Co.
6.30%, 04/01/20	250,000	253,853
7.00%, 04/15/18	250,000	267,640
Appalachian Power Co. Series Q
7.00%, 04/01/38[a]	800,000	910,400
Arizona Public Service Co.
5.80%, 06/30/14[a]	400,000	434,439
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,200,000	1,380,543
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250,000	297,240
Commonwealth Edison Co.
5.80%, 03/15/18	1,080,000	1,166,786
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	548,000	590,992
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	1,080,000	1,155,711
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	444,589
Consumers Energy Co.
6.70%, 09/15/19	250,000	286,155
Detroit Edison Co. (The)
5.70%, 10/01/37	550,000	547,749

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Dominion Resources Inc.
5.15%, 07/15/15	$867,000	$928,490
Duke Capital LLC
6.25%, 02/15/13	1,004,000	1,096,434
Duke Energy Carolinas LLC
6.05%, 04/15/38	500,000	533,170
Duke Energy Corp.
6.25%, 01/15/12	285,000	307,658
6.30%, 02/01/14	850,000	948,505
Duke Energy Indiana Inc.
6.35%, 08/15/38	600,000	665,547
Energy East Corp.
6.75%, 07/15/36	400,000	434,997
Exelon Corp.
4.90%, 06/15/15	457,000	474,595
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	465,553
FirstEnergy Corp.
6.45%, 11/15/11	145,000	154,987
7.38%, 11/15/31	570,000	615,023
FirstEnergy Solutions Corp.
6.05%, 08/15/21	300,000	307,647
6.80%, 08/15/39	150,000	153,290
Florida Power & Light Co.
5.95%, 02/01/38	475,000	496,289
5.96%, 04/01/39[a]	600,000	628,200
Florida Power Corp.
6.40%, 06/15/38	285,000	311,583
FPL Group Capital Inc.
5.63%, 09/01/11	285,000	302,567
6.00%, 03/01/19	150,000	161,974
Indiana Michigan Power Co.
7.00%, 03/15/19	400,000	456,259
Interstate Power & Light Co.
6.25%, 07/15/39	100,000	105,874
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,102,268
6.13%, 04/01/36	1,138,000	1,167,309
National Grid PLC
6.30%, 08/01/16[a]	150,000	167,266
Nevada Power Co.
6.65%, 04/01/36	250,000	263,458

Security	Principal	Value
Nisource Finance Corp.
6.40%, 03/15/18	$800,000	$851,975
Oncor Electric Delivery Co.
6.80%, 09/01/18	150,000	168,590
7.00%, 09/01/22	285,000	326,262
Pacific Gas & Electric Co.
4.80%, 03/01/14	788,000	847,805
5.40%, 01/15/40	150,000	142,936
6.25%, 03/01/39[a]	550,000	590,272
Pepco Holdings Inc.
6.13%, 06/01/17	500,000	527,812
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	292,312
Progress Energy Inc.
7.10%, 03/01/11	867,000	913,622
7.75%, 03/01/31[a]	500,000	588,400
PSEG Power LLC
6.95%, 06/01/12	300,000	330,364
7.75%, 04/15/11	300,000	317,979
Public Service Co. of Colorado
7.88%, 10/01/12	475,000	544,833
Public Service Electric and Gas Co. Series D
5.70%, 12/01/36	250,000	252,404
Puget Sound Energy Inc.
5.76%, 10/01/39	250,000	244,007
San Diego Gas & Electric Co.
6.00%, 06/01/39	200,000	215,076
Sierra Pacific Power Co.
5.45%, 09/01/13	150,000	159,697
South Carolina Electric & Gas Co.
6.05%, 01/15/38[a]	250,000	262,872
Southern California Edison Co.
5.50%, 08/15/18	150,000	162,723
5.75%, 04/01/35	600,000	613,708
6.00%, 01/15/34[a]	457,000	482,160
Southern Power Co. Series B
6.25%, 07/15/12[a]	850,000	935,227
Union Electric Co.
6.70%, 02/01/19	250,000	282,318
Virginia Electric and Power Co.
5.40%, 04/30/18	936,000	993,433
8.88%, 11/15/38	150,000	210,571

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	$200,000	$207,397
Wisconsin Electric Power Co.
4.25%, 12/15/19	300,000	296,603
Xcel Energy Inc.
6.50%, 07/01/36	800,000	849,302

		33,125,759

ELECTRICAL COMPONENTS & EQUIPMENT – 0.14%
Emerson Electric Co.
5.00%, 04/15/19	700,000	742,431

		742,431

ELECTRONICS – 0.16%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	856,016

		856,016

ENVIRONMENTAL CONTROL – 0.29%
Allied Waste North America Inc.
6.88%, 06/01/17[d]	800,000	862,000
Waste Management Inc.
6.10%, 03/15/18	250,000	270,717
7.00%, 07/15/28	114,000	124,842
7.38%, 03/11/19	250,000	291,861

		1,549,420

FOOD – 2.10%
ConAgra Foods Inc.
7.00%, 04/15/19	700,000	813,038
Delhaize Group
6.50%, 06/15/17	350,000	389,775
General Mills Inc.
6.00%, 02/15/12	1,600,000	1,734,809
H.J. Heinz Co.
5.35%, 07/15/13	250,000	272,284
Kellogg Co.
5.13%, 12/03/12	800,000	875,573
Kellogg Co. Series B
7.45%, 04/01/31	342,000	420,706
Kraft Foods Inc.
4.13%, 02/09/16	150,000	152,152
5.38%, 02/10/20	600,000	619,673
6.00%, 02/11/13	570,000	628,461

Security	Principal	Value
6.13%, 02/01/18	$1,140,000	$1,250,818
6.13%, 08/23/18	900,000	985,994
6.50%, 02/09/40	500,000	521,725
Kroger Co. (The)
5.50%, 02/01/13	285,000	308,294
7.50%, 01/15/14[a]	300,000	346,828
7.50%, 04/01/31	350,000	413,284
Safeway Inc.
5.80%, 08/15/12	1,035,000	1,131,234
Sysco Corp.
6.63%, 03/17/39	100,000	117,373
Unilever Capital Corp.
5.90%, 11/15/32	342,000	360,531

		11,342,552

FOREST PRODUCTS & PAPER – 0.32%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100,000	110,103
International Paper Co.
7.50%, 08/15/21	400,000	452,988
7.95%, 06/15/18	347,000	404,378
9.38%, 05/15/19	600,000	749,155

		1,716,624

GAS – 0.27%
AGL Capital Corp.
5.25%, 08/15/19	200,000	205,351
Atmos Energy Corp.
8.50%, 03/15/19	200,000	247,228
Sempra Energy
9.80%, 02/15/19	800,000	1,027,998

		1,480,577

HAND & MACHINE TOOLS – 0.06%
Black & Decker Corp. (The)
8.95%, 04/15/14	250,000	298,750

		298,750

HEALTH CARE – PRODUCTS – 0.64%
Baxter International Inc.
5.38%, 06/01/18[a]	900,000	967,000
CareFusion Corp.
5.13%, 08/01/14	400,000	423,318
Covidien International Finance SA
6.00%, 10/15/17	500,000	551,545

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Johnson & Johnson
5.15%, 08/15/12[a]	$570,000	$622,781
5.95%, 08/15/37	580,000	637,840
Medtronic Inc.
5.60%, 03/15/19	250,000	275,248

		3,477,732

HEALTH CARE – SERVICES – 0.86%
Aetna Inc.
6.63%, 06/15/36	550,000	596,709
CIGNA Corp.
8.50%, 05/01/19	250,000	303,548
Humana Inc.
7.20%, 06/15/18	250,000	272,010
Quest Diagnostics Inc.
6.95%, 07/01/37	250,000	286,159
UnitedHealth Group Inc.
4.88%, 04/01/13	600,000	635,198
5.38%, 03/15/16[a]	250,000	262,895
5.80%, 03/15/36[a]	274,000	265,790
6.00%, 02/15/18[a]	741,000	802,117
WellPoint Inc.
6.38%, 06/15/37	650,000	684,325
WellPoint Inc./Anthem Inc.
6.80%, 08/01/12	500,000	554,384

		4,663,135

HOME BUILDERS – 0.05%
Toll Brothers Finance Corp.
8.91%, 10/15/17	250,000	280,625

		280,625

HOUSEHOLD PRODUCTS & WARES – 0.15%
Clorox Co.
5.45%, 10/15/12	200,000	216,172
Fortune Brands Inc.
5.38%, 01/15/16	250,000	257,358
Kimberly-Clark Corp.
6.63%, 08/01/37	300,000	343,772

		817,302

INSURANCE – 3.22%
ACE INA Holdings Inc.
5.90%, 06/15/19[a]	350,000	380,114

Security	Principal	Value
Aegon NV
4.75%, 06/01/13	$250,000	$260,897
Aflac Inc.
8.50%, 05/15/19[a]	250,000	293,819
Allstate Corp. (The)
5.55%, 05/09/35	570,000	545,438
American International Group Inc.
5.05%, 10/01/15	800,000	662,000
5.85%, 01/16/18	684,000	547,200
8.25%, 08/15/18	600,000	546,000
AXA SA
8.60%, 12/15/30	400,000	475,458
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	500,000	527,561
5.40%, 05/15/18	765,000	812,134
Chubb Corp.
5.75%, 05/15/18	800,000	868,327
CNA Financial Corp.
6.00%, 08/15/11	600,000	627,139
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250,000	252,884
Genworth Financial Inc.
5.75%, 06/15/14	500,000	485,000
6.52%, 05/22/18	200,000	185,000
Hartford Financial Services Group Inc.
4.63%, 07/15/13	800,000	821,376
Lincoln National Corp.
8.75%, 07/01/19	425,000	509,471
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	600,000	633,929
MetLife Inc.
5.00%, 06/15/15	990,000	1,039,991
6.40%, 12/15/31	975,000	828,750
Principal Financial Group Inc.
6.05%, 10/15/36	300,000	278,376
Principal Life Income Fundings Trust
5.30%, 04/24/13	350,000	374,834
Progressive Corp. (The)
6.70%, 06/15/17	700,000	651,000

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Protective Life Secured Trust
5.45%, 09/28/12	$600,000	$646,891
Prudential Financial Inc.
5.10%, 09/20/14[a]	800,000	848,858
5.70%, 12/14/36	285,000	267,195
7.38%, 06/15/19	550,000	630,942
Prudential Financial Inc. Series D
4.75%, 09/17/15	250,000	258,835
Torchmark Corp.
9.25%, 06/15/19	125,000	149,706
Travelers Companies Inc. (The)
5.80%, 05/15/18	285,000	308,278
Travelers Property Casualty Corp.
6.38%, 03/15/33	600,000	637,256
Unum Group
7.13%, 09/30/16	175,000	187,685
Willis North America Inc.
7.00%, 09/29/19	300,000	312,894
XL Capital Ltd.
5.25%, 09/15/14	500,000	516,640

		17,371,878

IRON & STEEL – 0.37%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	169,500
ArcelorMittal
5.38%, 06/01/13[a]	550,000	584,477
6.13%, 06/01/18	250,000	257,339
7.00%, 10/15/39	150,000	149,067
9.85%, 06/01/19	250,000	313,204
Nucor Corp.
5.75%, 12/01/17	475,000	517,572

		1,991,159

LODGING – 0.10%
Marriott International Inc. Series J
5.63%, 02/15/13[a]	500,000	525,667

		525,667

MACHINERY – 0.37%
Caterpillar Inc.
5.70%, 08/15/16	1,140,000	1,249,765
6.05%, 08/15/36	250,000	260,846
Deere & Co.
5.38%, 10/16/29	350,000	351,909

Security	Principal	Value
Rockwell Automation Inc.
6.70%, 01/15/28	$125,000	$137,709

		2,000,229

MANUFACTURING – 1.40%
Danaher Corp.
5.40%, 03/01/19[a]	600,000	644,525
Dover Corp.
5.38%, 10/15/35	250,000	246,416
Eaton Corp.
5.60%, 05/15/18	250,000	265,279
General Electric Co.
5.00%, 02/01/13	300,000	321,643
5.25%, 12/06/17	1,043,000	1,087,260
Honeywell International Inc.
4.25%, 03/01/13[a]	600,000	640,522
5.00%, 02/15/19	250,000	262,645
5.70%, 03/15/37	250,000	254,180
Illinois Tool Works Inc.
6.25%, 04/01/19	600,000	680,290
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	300,000	365,527
ITT Corp.
6.13%, 05/01/19	250,000	274,452
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100,000	107,968
3M Co. Series E
4.38%, 08/15/13	820,000	889,784
Tyco Electronics Group SA
6.55%, 10/01/17	515,000	566,790
Tyco International Finance SA
8.50%, 01/15/19	250,000	312,615
Tyco International Group SA
6.38%, 10/15/11	305,000	327,683
Tyco International Ltd.
6.88%, 01/15/21	250,000	289,548

		7,537,127

MEDIA – 3.70%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	617,000	715,698
9.46%, 11/15/22	300,000	401,048

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Comcast Corp.
5.30%, 01/15/14	$1,200,000	$1,298,688
5.70%, 07/01/19[a]	780,000	823,671
6.45%, 03/15/37	570,000	582,563
6.95%, 08/15/37	775,000	837,234
COX Communications Inc.
5.45%, 12/15/14	700,000	765,089
DIRECTV Holdings LLC/DIRECTV Financing Co.
4.75%, 10/01/14[b]	200,000	208,498
5.88%, 10/01/19[b]	100,000	104,939
6.38%, 06/15/15	125,000	129,375
7.63%, 05/15/16	200,000	219,500
Grupo Televisa SA
6.63%, 03/18/25	500,000	504,195
Historic TW Inc.
9.13%, 01/15/13	680,000	792,279
News America Inc.
5.30%, 12/15/14	867,000	953,997
6.65%, 11/15/37	626,000	664,775
6.90%, 08/15/39[b]	400,000	435,981
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500,000	576,064
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	905,003
Time Warner Cable Inc.
5.00%, 02/01/20	300,000	297,105
6.55%, 05/01/37	513,000	534,364
6.75%, 07/01/18	800,000	891,917
7.30%, 07/01/38	250,000	283,557
7.50%, 04/01/14	450,000	522,528
8.25%, 04/01/19	1,530,000	1,859,020
Time Warner Inc.
6.88%, 05/01/12	457,000	503,421
7.70%, 05/01/32	1,137,000	1,344,054
Viacom Inc.
6.25%, 04/30/16	735,000	820,557
6.88%, 04/30/36	250,000	267,303
7.88%, 07/30/30	570,000	608,909
Walt Disney Co. (The)
5.50%, 03/15/19	150,000	164,032
6.38%, 03/01/12	867,000	952,579

		19,967,943

Security	Principal	Value
METAL FABRICATE & HARDWARE – 0.05%
Commercial Metals Co.
7.35%, 08/15/18	$250,000	$261,286

		261,286

MINING – 1.69%
Alcoa Inc.
5.55%, 02/01/17[a]	171,000	165,870
5.95%, 02/01/37	171,000	133,380
6.00%, 07/15/13[a]	800,000	832,000
Barrick Gold Corp.
6.95%, 04/01/19	800,000	918,850
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	931,311
6.50%, 04/01/19	400,000	459,321
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	250,000	270,938
8.38%, 04/01/17	475,000	515,969
Newmont Mining Corp.
5.13%, 10/01/19	250,000	253,049
6.25%, 10/01/39[a]	250,000	251,351
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	457,000	502,330
6.50%, 07/15/18	689,000	769,286
9.00%, 05/01/19	800,000	1,033,408
Southern Copper Corp.
7.50%, 07/27/35	200,000	205,160
Vale Overseas Ltd.
6.25%, 01/23/17	699,000	737,089
6.88%, 11/21/36	700,000	709,240
Vulcan Materials Co.
7.00%, 06/15/18[a]	150,000	164,352
Xstrata Canada Corp.
5.50%, 06/15/17	250,000	253,831

		9,106,735

MULTI-NATIONAL – 5.22%
African Development Bank
3.00%, 05/27/14	600,000	614,881
Asian Development Bank
2.75%, 05/21/14	1,755,000	1,791,282
3.63%, 09/05/13	950,000	1,005,652

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Corporacion Andina de Fomento
5.75%, 01/12/17	$200,000	$205,769
8.13%, 06/04/19	250,000	293,253
European Bank for Reconstruction and Development
1.25%, 06/10/11	1,080,000	1,089,303
European Investment Bank
2.63%, 05/16/11	1,910,000	1,957,771
2.88%, 01/15/15	800,000	811,271
3.13%, 07/15/11	2,500,000	2,585,810
3.13%, 06/04/14	150,000	154,762
3.25%, 10/14/11	442,000	459,678
4.88%, 01/17/17	600,000	660,327
4.88%, 02/15/36	250,000	247,978
5.13%, 05/30/17	3,710,000	4,131,030
European Investment Bank Series E
2.00%, 02/10/12	2,500,000	2,549,218
Inter-American Development Bank
3.00%, 04/22/14	150,000	154,728
3.88%, 02/14/20	250,000	249,718
4.38%, 09/20/12	1,563,000	1,682,397
5.13%, 09/13/16[a]	855,000	952,837
Inter-American Development Bank Series G
1.75%, 10/22/12	900,000	908,590
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,000,000	1,020,675
3.50%, 10/08/13	1,600,000	1,689,452
International Finance Corp. Series G
3.00%, 04/22/14	1,200,000	1,238,304
Korea Development Bank
8.00%, 01/23/14	500,000	577,610
Nordic Investment Bank
2.38%, 12/15/11	1,100,000	1,129,447

		28,161,743

OFFICE & BUSINESS EQUIPMENT – 0.43%
Pitney Bowes Inc.
5.25%, 01/15/37	800,000	835,430

Security	Principal	Value
Xerox Corp.
5.50%, 05/15/12[a]	$600,000	$638,292
6.75%, 12/15/39[a]	250,000	263,980
6.88%, 08/15/11	570,000	609,185

		2,346,887

OIL & GAS – 5.60%
Anadarko Petroleum Corp.
5.95%, 09/15/16	570,000	619,960
6.45%, 09/15/36	699,000	732,902
Apache Corp.
5.25%, 04/15/13	285,000	310,881
6.00%, 01/15/37	250,000	264,535
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	858,825
6.25%, 03/15/38	171,000	177,490
6.50%, 02/15/37	200,000	213,013
Cenovus Energy Inc.
5.70%, 10/15/19[b]	200,000	210,382
6.75%, 11/15/39[b]	200,000	219,467
Chevron Corp.
3.95%, 03/03/14[a]	1,100,000	1,159,060
Conoco Funding Co.
6.35%, 10/15/11	755,000	818,472
ConocoPhillips
5.75%, 02/01/19	800,000	879,356
ConocoPhillips Holding Co.
6.95%, 04/15/29[a]	1,428,000	1,637,880
Devon Energy Corp.
6.30%, 01/15/19[a]	600,000	673,913
7.95%, 04/15/32	570,000	719,138
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	250,000	272,767
EnCana Corp.
5.90%, 12/01/17	1,080,000	1,178,449
6.50%, 02/01/38	342,000	367,474
EOG Resources Inc.
5.63%, 06/01/19	600,000	653,276
5.88%, 09/15/17	150,000	165,144
EQT Corp.
8.13%, 06/01/19	250,000	299,202

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Hess Corp.
7.13%, 03/15/33[a]	$137,000	$155,556
8.13%, 02/15/19	800,000	979,144
Husky Energy Inc.
6.25%, 06/15/12	100,000	108,858
6.80%, 09/15/37	100,000	109,288
Marathon Oil Corp.
5.90%, 03/15/18	500,000	529,719
6.00%, 10/01/17	600,000	641,636
7.50%, 02/15/19	150,000	175,115
Nabors Industries Inc.
9.25%, 01/15/19	225,000	281,911
Nexen Inc.
5.88%, 03/10/35	250,000	238,231
6.20%, 07/30/19	150,000	160,862
6.40%, 05/15/37	171,000	172,539
Noble Energy Inc.
8.25%, 03/01/19	250,000	301,396
Occidental Petroleum Corp.
7.00%, 11/01/13	900,000	1,050,567
Pemex Project Funding Master Trust
5.75%, 03/01/18	450,000	456,296
6.63%, 06/15/35	570,000	535,800
Petrobras International Finance Co.
5.88%, 03/01/18	1,100,000	1,098,075
6.88%, 01/20/40	250,000	252,538
7.88%, 03/15/19	400,000	460,000
Petro-Canada
6.80%, 05/15/38	150,000	164,480
9.25%, 10/15/21	350,000	462,545
Petroleos Mexicanos
4.88%, 03/15/15[b]	750,000	762,915
Shell International Finance BV
1.30%, 09/22/11	250,000	251,444
3.25%, 09/22/15	900,000	911,339
4.00%, 03/21/14[a]	500,000	526,734
4.30%, 09/22/19	500,000	496,396
6.38%, 12/15/38	400,000	445,923
StatoilHydro ASA
5.25%, 04/15/19	1,200,000	1,262,734

Security	Principal	Value
Suncor Energy Inc.
6.10%, 06/01/18	$375,000	$406,451
6.50%, 06/15/38	200,000	211,554
6.85%, 06/01/39	250,000	275,797
Talisman Energy Inc.
7.75%, 06/01/19	400,000	475,954
Transocean Inc.
6.00%, 03/15/18[a]	371,000	401,865
7.50%, 04/15/31	100,000	116,105
Valero Energy Corp.
4.50%, 02/01/15	500,000	502,137
6.63%, 06/15/37	342,000	323,293
7.50%, 04/15/32	285,000	288,688
XTO Energy Inc.
5.65%, 04/01/16	400,000	445,961
6.10%, 04/01/36[a]	114,000	124,594
6.50%, 12/15/18	800,000	931,259
6.75%, 08/01/37	250,000	294,791

		30,222,076

OIL & GAS SERVICES – 0.38%
Baker Hughes Inc.
7.50%, 11/15/18	250,000	305,670
Halliburton Co.
6.15%, 09/15/19	150,000	170,356
7.45%, 09/15/39	375,000	466,380
Smith International Inc.
9.75%, 03/15/19	225,000	304,056
Weatherford International Inc.
6.35%, 06/15/17	171,000	185,562
Weatherford International Ltd.
9.63%, 03/01/19	500,000	639,011

		2,071,035

PHARMACEUTICALS – 3.53%
Abbott Laboratories
5.13%, 04/01/19	750,000	795,350
5.88%, 05/15/16	1,315,000	1,481,236
AmerisourceBergen Corp.
5.88%, 09/15/15	285,000	320,610
AstraZeneca PLC
5.40%, 06/01/14	500,000	549,579
5.90%, 09/15/17	607,000	684,659
6.45%, 09/15/37[a]	300,000	337,439

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Bristol-Myers Squibb Co.
5.45%, 05/01/18	$150,000	$162,702
5.88%, 11/15/36	285,000	297,822
6.13%, 05/01/38	600,000	648,870
Eli Lilly and Co.
4.20%, 03/06/14	1,080,000	1,148,342
5.55%, 03/15/37	228,000	227,699
Express Scripts Inc.
6.25%, 06/15/14	500,000	557,831
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780,000	845,065
6.38%, 05/15/38	684,000	761,866
Medco Health Solutions Inc.
7.13%, 03/15/18	850,000	971,798
Merck & Co. Inc.
5.00%, 06/30/19	1,530,000	1,612,373
Novartis Capital Corp.
4.13%, 02/10/14	500,000	531,628
Novartis Securities Investment Ltd.
5.13%, 02/10/19	580,000	610,667
Pfizer Inc.
4.45%, 03/15/12	1,080,000	1,150,805
5.35%, 03/15/15[a]	1,200,000	1,334,990
6.20%, 03/15/19	500,000	562,826
7.20%, 03/15/39	500,000	613,331
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	800,000	880,507
6.00%, 09/15/17	150,000	170,572
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285,000	297,126
Wyeth
5.50%, 02/01/14	867,000	962,357
5.95%, 04/01/37	500,000	527,153

		19,045,203

PIPELINES – 2.03%
Buckeye Partners LP
5.50%, 08/15/19	250,000	255,673
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	500,000	572,488

Security	Principal	Value
El Paso Natural Gas Co.
8.38%, 06/15/32	$700,000	$827,364
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250,000	291,885
Enbridge Inc.
5.80%, 06/15/14	600,000	671,932
Energy Transfer Partners LP
9.00%, 04/15/19	300,000	368,602
9.70%, 03/15/19	250,000	314,948
Enterprise Products Operating LLC
7.55%, 04/15/38	250,000	289,830
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	681,825
Enterprise Products Operating LP Series D
6.88%, 03/01/33	400,000	431,349
Kinder Morgan Energy Partners LP
5.95%, 02/15/18[a]	1,153,000	1,248,284
6.50%, 02/01/37	399,000	410,341
6.75%, 03/15/11	171,000	179,661
ONEOK Partners LP
6.65%, 10/01/36	171,000	177,999
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300,000	338,263
Plains All American Pipeline LP
8.75%, 05/01/19	800,000	985,604
Southern Natural Gas Co.
5.90%, 04/01/17[b]	228,000	239,508
TransCanada PipeLines Ltd.
6.20%, 10/15/37	457,000	476,220
6.35%, 05/15/17	150,000	139,500
6.50%, 08/15/18	700,000	794,231
Transcontinental Gas Pipe Line Corp. Series B
7.00%, 08/15/11	150,000	161,729
Williams Companies Inc. (The)
8.75%, 03/15/32	500,000	625,330
Williams Partners LP
5.25%, 03/15/20[b]	250,000	253,030
6.30%, 04/15/40[b]	250,000	250,624

		10,986,220

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
REAL ESTATE – 0.11%
ERP Operating LP
5.75%, 06/15/17	$457,000	$482,455
Liberty Property LP
7.25%, 03/15/11	101,000	105,798

		588,253

REAL ESTATE INVESTMENT TRUSTS – 1.07%
AvalonBay Communities Inc.
5.70%, 03/15/17	250,000	263,548
Boston Properties LP
5.88%, 10/15/19	600,000	619,176
6.25%, 01/15/13	150,000	163,866
Duke Realty LP
8.25%, 08/15/19	250,000	270,566
Equity One Inc.
6.25%, 12/15/14	125,000	128,452
ERP Operating LP
5.25%, 09/15/14	250,000	263,041
HCP Inc.
6.70%, 01/30/18	600,000	605,707
Health Care Property Investors Inc.
5.65%, 12/15/13[a]	250,000	257,066
Health Care REIT Inc.
6.20%, 06/01/16	250,000	253,406
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125,000	130,351
Hospitality Properties Trust
7.88%, 08/15/14	150,000	162,171
HRPT Properties Trust
6.25%, 06/15/17	250,000	242,267
Mack-Cali Realty Corp.
7.75%, 08/15/19	100,000	110,262
Nationwide Health Properties Inc.
6.25%, 02/01/13	250,000	263,750
ProLogis
5.50%, 04/01/12	250,000	260,000
5.63%, 11/15/16	285,000	274,073
Realty Income Corp.
6.75%, 08/15/19	250,000	261,667
Simon Property Group LP
5.10%, 06/15/15	285,000	295,911

Security	Principal	Value
5.65%, 02/01/20	$500,000	$496,488
6.13%, 05/30/18	415,000	433,568

		5,755,336

RETAIL – 2.51%
AutoZone Inc.
5.75%, 01/15/15	600,000	653,457
Costco Wholesale Corp.
5.50%, 03/15/17	228,000	253,331
CVS Caremark Corp.
6.13%, 08/15/16	171,000	188,590
6.25%, 06/01/27	758,000	792,317
6.60%, 03/15/19	300,000	335,881
Home Depot Inc. (The)
5.20%, 03/01/11	200,000	207,917
5.25%, 12/16/13[a]	600,000	647,301
5.40%, 03/01/16	570,000	609,285
5.88%, 12/16/36	300,000	293,464
Kohl’s Corp.
6.88%, 12/15/37[a]	150,000	166,983
Lowe’s Companies Inc.
5.40%, 10/15/16	805,000	885,045
5.50%, 10/15/35[a]	250,000	245,625
McDonald’s Corp.
5.35%, 03/01/18	1,285,000	1,394,267
Nordstrom Inc.
7.00%, 01/15/38	150,000	166,254
Staples Inc.
9.75%, 01/15/14	150,000	181,500
Target Corp.
5.38%, 05/01/17	600,000	655,116
6.00%, 01/15/18	500,000	560,024
6.35%, 11/01/32[a]	457,000	489,678
Walgreen Co.
5.25%, 01/15/19	600,000	641,058
Wal-Mart Stores Inc.
4.55%, 05/01/13	640,000	688,341
5.25%, 09/01/35	285,000	279,145
5.80%, 02/15/18	1,505,000	1,688,784
6.50%, 08/15/37	798,000	906,728
Yum! Brands Inc.
6.25%, 03/15/18[a]	550,000	604,858

		13,534,949

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
SEMICONDUCTORS – 0.04%
Analog Devices Inc.
5.00%, 07/01/14	$200,000	$212,519

		212,519

SOFTWARE – 0.72%
Abode Systems Inc.
4.75%, 02/01/20	250,000	250,130
CA Inc.
5.38%, 12/01/19	250,000	255,338
Microsoft Corp.
4.20%, 06/01/19[a]	1,080,000	1,092,933
Oracle Corp.
5.25%, 01/15/16[a]	570,000	624,321
5.75%, 04/15/18[a]	1,530,000	1,675,947

		3,898,669

TELECOMMUNICATIONS – 6.97%
Alltel Corp.
7.88%, 07/01/32	400,000	478,769
America Movil SA de CV
5.50%, 03/01/14	450,000	484,889
AT&T Inc.
4.95%, 01/15/13[a]	1,544,000	1,661,855
5.80%, 02/15/19	250,000	266,653
6.30%, 01/15/38	171,000	172,574
6.40%, 05/15/38[a]	600,000	613,457
6.50%, 09/01/37	800,000	828,331
6.55%, 02/15/39	900,000	950,984
AT&T Wireless Services Inc./ New Cingular Wireless Services Inc.
7.88%, 03/01/11	850,000	907,951
8.75%, 03/01/31	1,200,000	1,548,307
BellSouth Corp.
6.00%, 11/15/34	570,000	557,076
British Telecom PLC
5.95%, 01/15/18	750,000	774,035
8.63%, 12/15/30	228,000	287,807
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	750,000	829,451
CenturyTel Inc.
6.00%, 04/01/17	830,000	859,299

Security	Principal	Value
Cisco Systems Inc.
4.45%, 01/15/20	$650,000	$648,794
4.95%, 02/15/19	300,000	312,710
5.50%, 02/22/16	797,000	884,855
5.50%, 01/15/40	300,000	290,193
5.90%, 02/15/39	250,000	254,919
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750,000	796,501
8.75%, 06/15/30	871,000	1,098,175
Embarq Corp.
7.08%, 06/01/16	500,000	551,211
France Telecom SA
4.38%, 07/08/14	900,000	952,681
7.75%, 03/01/11	250,000	266,604
8.50%, 03/01/31	570,000	761,479
Harris Corp.
6.38%, 06/15/19	100,000	110,164
Motorola Inc.
6.63%, 11/15/37	250,000	240,650
8.00%, 11/01/11[a]	600,000	651,000
Nokia OYJ
5.38%, 04/15/19	150,000	155,861
6.63%, 05/15/39	100,000	109,592
Qwest Corp.
6.88%, 09/15/33	57,000	51,870
8.38%, 05/01/16	1,200,000	1,314,000
8.88%, 03/15/12	228,000	246,810
Rogers Communications Inc.
6.80%, 08/15/18	700,000	794,113
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	190,676
Royal KPN NV
8.38%, 10/01/30	250,000	310,044
SBC Communications Inc.
5.88%, 02/01/12	1,140,000	1,229,232
SBC Communications Inc./ AT&T Inc.
5.10%, 09/15/14	800,000	869,652
Telecom Italia Capital SA
4.95%, 09/30/14	600,000	625,358
5.25%, 11/15/13	665,000	704,547

88	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
5.25%, 10/01/15	$150,000	$156,005
7.72%, 06/04/38	700,000	782,345
Telefonica Emisiones SAU
5.88%, 07/15/19	250,000	265,406
5.98%, 06/20/11	500,000	528,432
6.42%, 06/20/16	150,000	170,108
Telefonica Europe BV
8.25%, 09/15/30	570,000	702,422
Verizon Communications Inc.
5.25%, 04/15/13	550,000	601,687
5.55%, 02/15/16	570,000	622,934
5.85%, 09/15/35	1,080,000	1,054,895
6.10%, 04/15/18	770,000	839,714
6.40%, 02/15/38	250,000	260,707
7.38%, 09/01/12	1,080,000	1,226,382
7.75%, 12/01/30	300,000	356,617
8.75%, 11/01/18	750,000	949,228
8.95%, 03/01/39	250,000	342,905
Verizon Wireless Capital LLC
3.75%, 05/20/11	700,000	722,350
Vodafone Group PLC
4.15%, 06/10/14	600,000	629,141
5.00%, 12/16/13	497,000	537,497
5.45%, 06/10/19	250,000	259,321
5.63%, 02/27/17	150,000	161,018
5.75%, 03/15/16	457,000	497,149
6.15%, 02/27/37	300,000	308,038

		37,617,430

TRANSPORTATION – 1.40%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150,000	163,966
6.15%, 05/01/37	399,000	410,776
7.00%, 02/01/14	450,000	518,155
Canadian National Railway Co.
5.55%, 03/01/19	300,000	324,419
6.38%, 11/15/37[a]	250,000	281,701
Canadian Pacific Railway Co.
5.95%, 05/15/37	250,000	244,075
CSX Corp.
6.15%, 05/01/37	300,000	304,780
6.75%, 03/15/11[a]	570,000	601,303
7.45%, 04/01/38[a]	300,000	357,336

Security	Principal	Value
FedEx Corp.
8.00%, 01/15/19	$250,000	$308,393
Norfolk Southern Corp.
7.05%, 05/01/37	137,000	160,700
7.70%, 05/15/17	1,000,000	1,198,865
Union Pacific Corp.
7.88%, 01/15/19	1,000,000	1,212,476
United Parcel Service Inc.
4.50%, 01/15/13	900,000	971,059
6.20%, 01/15/38	450,000	492,613

		7,550,617

WATER – 0.09%
American Water Capital Corp.
6.59%, 10/15/37	250,000	261,892
Veolia Environnement
6.00%, 06/01/18	200,000	215,146

		477,038

TOTAL CORPORATE BONDS & NOTES
(Cost: $451,970,370)		480,301,062

FOREIGN GOVERNMENT BONDS & NOTES[e] – 6.83%
Brazil (Federative Republic of)
5.88%, 01/15/19	250,000	265,000
6.00%, 01/17/17	300,000	323,250
7.13%, 01/20/37	757,000	854,025
7.88%, 03/07/15	600,000	703,500
8.00%, 01/15/18	1,384,000	1,595,060
8.25%, 01/20/34	500,000	618,750
8.75%, 02/04/25	900,000	1,152,000
10.13%, 05/15/27[a]	600,000	859,500
11.00%, 08/17/15	707,000	941,370
British Columbia (Province of)
7.25%, 09/01/36	500,000	652,710
Canada (Government of)
2.38%, 09/10/14	500,000	503,715
Chile (Republic of)
7.13%, 01/11/12	250,000	273,320
Export Development Canada
3.13%, 04/24/14	1,400,000	1,453,761
Hungary (Republic of)
6.25%, 01/29/20	300,000	306,591
Hydro-Quebec
8.05%, 07/07/24	685,000	910,275

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Israel (State of)
5.13%, 03/26/19[a]	$1,080,000	$1,107,000
Italy (Republic of)
2.13%, 10/05/12	500,000	502,162
3.13%, 01/26/15	300,000	299,167
4.38%, 06/15/13	600,000	638,058
4.50%, 01/21/15	400,000	422,759
5.25%, 09/20/16	800,000	866,886
5.38%, 06/15/33	1,000,000	1,005,454
5.63%, 06/15/12	250,000	271,754
Japan Finance Corp.
2.00%, 06/24/11	1,530,000	1,554,472
2.88%, 02/02/15	700,000	704,475
Japan Finance Organization for Municipal Enterprises
5.00%, 05/16/17	500,000	536,240
Korea (Republic of)
4.88%, 09/22/14	600,000	637,179
5.75%, 04/16/14	500,000	548,971
7.13%, 04/16/19	150,000	174,876
Malaysia (Government of)
7.50%, 07/15/11	250,000	270,059
Manitoba (Province of)
4.90%, 12/06/16[a]	150,000	162,227
Nova Scotia (Province of)
5.13%, 01/26/17	250,000	273,851
5.75%, 02/27/12	600,000	647,867
Ontario (Province of)
1.88%, 11/19/12	400,000	402,838
2.95%, 02/05/15	1,250,000	1,259,249
4.00%, 10/07/19	500,000	493,722
4.10%, 06/16/14	1,755,000	1,867,698
Peru (Republic of)
6.55%, 03/14/37[a]	700,000	714,000
7.13%, 03/30/19	500,000	572,500
Poland (Republic of)
5.00%, 10/19/15[a]	150,000	155,100
5.25%, 01/15/14	300,000	319,200
6.38%, 07/15/19	500,000	538,250
Quebec (Province of)
4.60%, 05/26/15	600,000	649,966
4.88%, 05/05/14[a]	500,000	547,708
5.00%, 03/01/16	570,000	625,530

Security	Principal	Value
5.13%, 11/14/16	$188,000	$207,582
7.50%, 09/15/29	320,000	416,371
South Africa (Republic of)
6.50%, 06/02/14[a]	600,000	657,780
6.88%, 05/27/19	500,000	551,250
United Mexican States
5.63%, 01/15/17	800,000	849,040
5.95%, 03/19/19	1,755,000	1,867,320
6.38%, 01/16/13	867,000	965,838
7.50%, 04/08/33	1,045,000	1,193,912

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $35,883,568)		36,891,138

MUNICIPAL DEBT OBLIGATIONS – 1.96%

CALIFORNIA – 0.72%
Bay Area Toll Authority Toll Bridge Revenue
6.26%, 04/01/40	750,000	753,870
California State, General Obligations Unlimited
5.45%, 04/01/15	750,000	768,930
7.55%, 04/01/39	1,495,000	1,464,083
Los Angeles Unified School District, General Obligations Unlimited
5.75%, 07/01/34	250,000	232,638
University of California Revenue
5.77%, 05/15/32	700,000	680,085

		3,899,606

ILLINOIS – 0.60%
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/22	690,000	741,522
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	500,000	509,415
4.42%, 01/01/15	500,000	509,520
5.10%, 06/01/33	1,785,000	1,481,175

		3,241,632

90	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
MASSACHUSETTS – 0.04%
Massachusetts State School Building Authority Dedicated Sales Tax Revenue
5.72%, 08/15/31	$205,000	$207,577

		207,577

NEW JERSEY – 0.16%
New Jersey State Turnpike Authority Revenue, Series F
7.41%, 01/01/37	735,000	866,072

		866,072

NEW YORK – 0.10%
Metropolitan Transportation Authority NY Dedicated Tax Fund Revenue
7.34%, 11/15/37	250,000	286,837
New York State Dormitory Authority State Personal Income Tax Revenue
5.63%, 03/15/26	250,000	246,850

		533,687

TEXAS – 0.20%
Dallas, Texas Area Rapid Transit Sales Tax Revenue
6.00%, 12/01/35	250,000	266,125
North Texas Tollway Authority Revenue
6.72%, 01/01/40	500,000	530,965
Texas State, General Obligations Unlimited
5.52%, 04/01/30	250,000	251,398

		1,048,488

UTAH – 0.14%
Utah State, General Obligations Unlimited
4.55%, 07/01/24	750,000	756,518

		756,518

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $10,912,309)		10,553,580

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.93%

MONEY MARKET FUNDS – 4.93%
BlackRock Cash Funds: Institutional, SL Agency
Shares 0.17%[c,f,g]	19,662,966	$19,662,966
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,f,g]	3,160,049	3,160,049
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%[c,f]	3,760,910	3,760,910

		26,583,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,583,925)		26,583,925

TOTAL INVESTMENTS IN SECURITIES – 102.70%
(Cost: $525,350,172)		554,329,705

Other Assets, Less Liabilities – (2.70)%		(14,554,200)

NET ASSETS – 100.00%		$539,775,505

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 33.92%

AEROSPACE & DEFENSE – 0.29%
General Dynamics Corp.
5.25%, 02/01/14	$500,000	$550,360
United Technologies Corp.
5.38%, 12/15/17	673,000	732,351

		1,282,711

AGRICULTURE – 0.47%
Altria Group Inc.
9.70%, 11/10/18	526,000	661,428
Philip Morris International Inc.
5.65%, 05/16/18	935,000	1,008,520
Reynolds American Inc.
6.75%, 06/15/17	336,000	361,055

		2,031,003

AUTO MANUFACTURERS – 0.16%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	640,000	710,314

		710,314

BANKS – 6.62%
Bank of America Corp.
5.65%, 05/01/18	1,010,000	1,008,419
7.38%, 05/15/14	1,053,000	1,181,344
7.63%, 06/01/19	262,000	295,968
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	8,200,000	8,560,253
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12[a]	1,010,000	1,091,833
Barclays Bank PLC
5.13%, 01/08/20	250,000	244,916
5.20%, 07/10/14	600,000	640,073
5.45%, 09/12/12	500,000	540,135
BB&T Corp.
6.85%, 04/30/19	262,000	294,334
Charter One Bank N.A.
6.38%, 05/15/12	102,000	105,807
Credit Suisse New York
5.00%, 05/15/13	526,000	566,712

Security	Principal	Value
Deutsche Bank AG London
6.00%, 09/01/17	$673,000	$739,225
Fifth Third Bancorp
5.45%, 01/15/17	526,000	505,776
KeyCorp
6.50%, 05/14/13	526,000	557,560
KfW
2.00%, 01/17/12[a]	1,250,000	1,274,783
3.25%, 03/15/13	1,000,000	1,047,607
4.88%, 01/17/17	842,000	925,297
KfW Series G
4.38%, 03/15/18[a]	1,347,000	1,419,902
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	842,000	924,526
National City Corp.
6.88%, 05/15/19	526,000	592,095
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	526,000	538,925
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	161,000	147,887
State Street Corp.
4.30%, 05/30/14	179,000	188,339
SunTrust Bank
7.25%, 03/15/18	262,000	280,177
UBS AG Stamford
5.88%, 12/20/17	1,010,000	1,047,096
US Bank N.A.
4.80%, 04/15/15	736,000	782,900
Wachovia Corp./ Wells Fargo & Co.
5.30%, 10/15/11	673,000	712,642
5.75%, 06/15/17[a]	1,010,000	1,065,623
Wells Fargo & Co.
5.25%, 10/23/12	1,500,000	1,609,958

		28,890,112

BEVERAGES – 0.82%
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12[a]	1,000,000	1,026,553

92	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Bottling Group LLC
6.95%, 03/15/14	$307,000	$358,372
Coca-Cola Co. (The)
5.35%, 11/15/17	842,000	924,127
Diageo Finance BV
5.30%, 10/28/15	673,000	738,939
PepsiCo Inc.
3.75%, 03/01/14	526,000	552,273

		3,600,264

BIOTECHNOLOGY – 0.07%
Amgen Inc.
5.70%, 02/01/19	262,000	283,814

		283,814

BUILDING MATERIALS – 0.09%
CRH America Inc.
5.30%, 10/15/13	370,000	394,112

		394,112

CHEMICALS – 0.37%
Dow Chemical Co. (The)
6.00%, 10/01/12	268,000	291,981
7.60%, 05/15/14	526,000	597,889
E.I. du Pont de Nemours and Co.
5.88%, 01/15/14	420,000	468,178
Praxair Inc.
4.50%, 08/15/19	256,000	258,099

		1,616,147

COMMERCIAL SERVICES – 0.19%
McKesson Corp.
5.70%, 03/01/17	336,000	360,131
R.R. Donnelley & Sons Co.
6.13%, 01/15/17[a]	268,000	268,000
Western Union Co. (The)
5.40%, 11/17/11	202,000	215,412

		843,543

COMPUTERS – 0.37%
Hewlett-Packard Co.
5.50%, 03/01/18[a]	526,000	566,765
International Business Machines Corp.
4.75%, 11/29/12	673,000	727,688
5.70%, 09/14/17	300,000	334,074

		1,628,527

Security	Principal	Value
COSMETICS & PERSONAL CARE – 0.06%
Procter & Gamble Co. (The)
4.60%, 01/15/14	$262,000	$282,864

		282,864

DIVERSIFIED FINANCIAL SERVICES – 6.74%
American Express Co.
4.88%, 07/15/13	404,000	425,693
6.80%, 09/01/16	268,000	251,920
7.00%, 03/19/18	842,000	941,046
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	1,247,000	1,360,366
Boeing Capital Corp.
6.10%, 03/01/11	471,000	493,845
BP Capital Markets PLC
5.25%, 11/07/13	526,000	579,065
Capital One Financial Corp.
5.70%, 09/15/11	640,000	674,147
6.75%, 09/15/17[a]	526,000	574,831
Charles Schwab Corp. (The)
4.95%, 06/01/14	262,000	279,728
Citigroup Inc.
5.50%, 04/11/13	526,000	548,491
6.00%, 02/21/12	1,718,000	1,805,094
6.13%, 05/15/18	1,010,000	1,011,960
8.50%, 05/22/19	262,000	302,959
Countrywide Financial Corp.
5.80%, 06/07/12[a]	168,000	178,500
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,123,000	1,189,754
General Electric Capital Corp.
5.00%, 01/08/16	640,000	658,164
5.63%, 05/01/18	762,000	783,631
5.88%, 02/15/12	1,685,000	1,800,447
6.00%, 08/07/19	262,000	273,630
Goldman Sachs Group Inc. (The)
5.35%, 01/15/16	410,000	427,940
6.15%, 04/01/18	1,685,000	1,778,896
6.60%, 01/15/12	526,000	571,696
HSBC Finance Corp.
5.50%, 01/19/16	1,527,000	1,609,690

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Jefferies Group Inc.
8.50%, 07/15/19	$262,000	$298,458
John Deere Capital Corp.
7.00%, 03/15/12	538,000	598,281
JPMorgan Chase & Co.
5.75%, 01/02/13	2,527,000	2,723,587
6.30%, 04/23/19	262,000	289,510
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,685,000	1,755,809
6.05%, 08/15/12	473,000	507,413
Morgan Stanley
5.75%, 10/18/16	673,000	695,665
6.00%, 04/28/15	736,000	785,152
6.63%, 04/01/18	603,000	642,994
6.75%, 04/15/11	1,010,000	1,068,699
7.30%, 05/13/19	262,000	289,824
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	640,000	707,475
SLM Corp.
5.38%, 05/15/14	572,000	523,380

		29,407,740

ELECTRIC – 2.34%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	2,021,000	2,205,109
Constellation Energy Group Inc.
4.55%, 06/15/15	606,000	620,785
Dominion Resources Inc.
5.15%, 07/15/15	640,000	685,390
Duke Capital LLC
6.25%, 02/15/13	640,000	698,922
Duke Energy Corp.
5.05%, 09/15/19[a]	262,000	267,103
6.25%, 01/15/12	235,000	253,683
Exelon Corp.
4.90%, 06/15/15	640,000	664,641
Exelon Generation Co. LLC
5.35%, 01/15/14	640,000	686,530
FPL Group Capital Inc.
6.00%, 03/01/19	256,000	276,435

Security	Principal	Value
Pacific Gas & Electric Co.
4.80%, 03/01/14	$1,247,000	$1,341,640
Progress Energy Inc.
7.10%, 03/01/11	1,247,000	1,314,057
Southern Power Co.
4.88%, 07/15/15	307,000	326,231
Southwestern Electric Power Co.
6.45%, 01/15/19	262,000	288,091
TXU Electric Delivery Co.
6.38%, 01/15/15	268,000	298,644
Union Electric Co.
6.70%, 02/01/19	262,000	295,870

		10,223,131

ELECTRICAL COMPONENTS & EQUIPMENT – 0.12%
Emerson Electric Co.
4.88%, 10/15/19	500,000	528,785

		528,785

FOOD – 0.49%
General Mills Inc.
6.00%, 02/15/12	268,000	290,580
Kraft Foods Inc.
6.13%, 02/01/18	504,000	552,993
6.25%, 06/01/12	673,000	737,070
Kroger Co. (The)
6.80%, 04/01/11	336,000	355,226
Sara Lee Corp.
6.25%, 09/15/11	202,000	215,563

		2,151,432

FOREST PRODUCTS & PAPER – 0.07%
International Paper Co.
7.95%, 06/15/18	262,000	305,323

		305,323

GAS – 0.03%
Sempra Energy
6.50%, 06/01/16	112,000	124,122

		124,122

HEALTH CARE – PRODUCTS – 0.05%
Johnson & Johnson
5.55%, 08/15/17	205,000	228,904

		228,904

94	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
HEALTH CARE – SERVICES – 0.07%
UnitedHealth Group Inc.
4.88%, 03/15/15	$268,000	$285,114

		285,114

HOUSEHOLD PRODUCTS & WARES – 0.07%
Kimberly-Clark Corp.
6.13%, 08/01/17	256,000	288,107

		288,107

INSURANCE – 1.13%
Allstate Corp. (The)
5.00%, 08/15/14	336,000	360,462
American International Group Inc.
5.60%, 10/18/16	673,000	548,495
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,179,000	1,275,369
Genworth Financial Inc.
5.75%, 06/15/14	526,000	510,220
MetLife Inc.
5.00%, 06/15/15	640,000	672,317
Principal Life Income Fundings Trust
5.30%, 12/14/12	526,000	571,962
Prudential Financial Inc.
5.10%, 09/20/14	673,000	714,102
Travelers Companies Inc. (The)
6.25%, 06/20/16	262,000	289,273

		4,942,200

IRON & STEEL – 0.14%
ArcelorMittal
9.00%, 02/15/15[a]	526,000	629,252

		629,252

MACHINERY – 0.24%
Caterpillar Inc.
5.70%, 08/15/16[a]	943,000	1,033,797

		1,033,797

MANUFACTURING – 0.61%
General Electric Co.
5.00%, 02/01/13	1,247,000	1,336,962

Security	Principal	Value
Honeywell International Inc.
5.30%, 03/01/18	$262,000	$280,624
3M Co. Series E
4.38%, 08/15/13[a]	500,000	542,551
Tyco International Finance SA
4.13%, 10/15/14	500,000	521,852

		2,681,989

MEDIA – 1.18%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	247,000	286,511
Comcast Corp.
6.50%, 01/15/17	1,000,000	1,120,618
News America Inc.
5.30%, 12/15/14	606,000	666,808
Time Warner Cable Inc.
5.85%, 05/01/17	336,000	357,305
7.50%, 04/01/14	526,000	610,777
Time Warner Inc.
6.88%, 05/01/12	640,000	705,010
Viacom Inc.
6.25%, 04/30/16	336,000	375,111
6.63%, 05/15/11	268,000	282,070
Walt Disney Co. (The)
6.38%, 03/01/12[a]	673,000	739,430

		5,143,640

MINING – 0.70%
Alcoa Inc.
5.55%, 02/01/17[a]	168,000	162,960
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,247,000	1,339,499
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	526,000	570,053
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	510,000	617,251
Vale Overseas Ltd.
6.25%, 01/11/16	336,000	358,136

		3,047,899

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
MULTI-NATIONAL – 2.05%
African Development Bank
1.88%, 01/23/12	$500,000	$508,926
Asian Development Bank
2.75%, 05/21/14	526,000	536,874
European Investment Bank
1.75%, 09/14/12	1,000,000	1,009,958
4.63%, 05/15/14	3,741,000	4,091,151
Inter-American Development Bank
5.13%, 09/13/16[a]	1,247,000	1,389,693
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,053,000	1,074,771
Nordic Investment Bank
5.00%, 02/01/17	307,000	339,069

		8,950,442

OFFICE & BUSINESS EQUIPMENT – 0.22%
Pitney Bowes Inc.
4.75%, 01/15/16	256,000	264,691
Xerox Corp.
6.88%, 08/15/11	640,000	683,998

		948,689

OIL & GAS – 1.85%
Anadarko Petroleum Corp.
5.95%, 09/15/16	606,000	659,116
Apache Corp.
5.25%, 04/15/13	336,000	366,512
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500,000	539,506
Chevron Corp.
3.95%, 03/03/14	358,000	377,221
Conoco Funding Co.
6.35%, 10/15/11	1,247,000	1,351,834
ConocoPhillips
5.75%, 02/01/19	300,000	329,759
Devon Financing Corp. ULC
6.88%, 09/30/11	336,000	365,174
EnCana Corp.
5.90%, 12/01/17	350,000	381,905

Security	Principal	Value
Marathon Oil Corp.
7.50%, 02/15/19	$217,000	$253,333
Pemex Project Funding Master Trust
5.75%, 03/01/18	500,000	506,995
Petrobras International Finance Co.
5.88%, 03/01/18	500,000	499,125
7.88%, 03/15/19	262,000	301,300
Shell International Finance BV
4.30%, 09/22/19	526,000	522,208
StatoilHydro ASA
5.25%, 04/15/19	500,000	526,139
Transocean Inc.
6.00%, 03/15/18	673,000	728,989
XTO Energy Inc.
6.25%, 04/15/13	336,000	376,051

		8,085,167

OIL & GAS SERVICES – 0.07%
Weatherford International Inc.
6.35%, 06/15/17	268,000	290,822

		290,822

PHARMACEUTICALS – 1.29%
Abbott Laboratories
5.15%, 11/30/12[a]	804,000	883,685
AmerisourceBergen Corp.
5.88%, 09/15/15	134,000	150,743
AstraZeneca PLC
5.40%, 09/15/12	1,010,000	1,104,959
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	858,000	935,899
Medco Health Solutions Inc.
7.13%, 03/15/18	342,000	391,006
Merck & Co. Inc.
4.00%, 06/30/15	315,000	333,076
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262,000	275,853
Pfizer Inc.
6.20%, 03/15/19	629,000	708,036
Wyeth
5.50%, 02/01/14	747,000	829,159

		5,612,416

96	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
PIPELINES – 0.53%
Energy Transfer Partners LP
5.95%, 02/01/15[a]	$315,000	$342,423
Enterprise Products Operating LP
5.60%, 10/15/14	707,000	768,820
Kinder Morgan Energy Partners LP
6.75%, 03/15/11[a]	336,000	353,018
6.85%, 02/15/20	250,000	281,882
TransCanada PipeLines Ltd.
6.50%, 08/15/18	500,000	567,308

		2,313,451

REAL ESTATE – 0.08%
ERP Operating LP
5.13%, 03/15/16[a]	336,000	341,947

		341,947

REAL ESTATE INVESTMENT TRUSTS – 0.38%
Boston Properties LP
6.25%, 01/15/13	336,000	367,060
Duke Realty LP
7.38%, 02/15/15	250,000	271,413
HCP Inc.
6.70%, 01/30/18	250,000	252,378
ProLogis
5.63%, 11/15/16	268,000	257,725
Simon Property Group LP
6.13%, 05/30/18	500,000	522,371

		1,670,947

RETAIL – 1.08%
Costco Wholesale Corp.
5.30%, 03/15/12[a]	202,000	217,883
CVS Caremark Corp.
5.75%, 06/01/17	205,000	219,471
6.30%, 06/01/12	538,000	489,580
Home Depot Inc. (The)
5.40%, 03/01/16	640,000	684,109
McDonald’s Corp.
5.35%, 03/01/18	673,000	730,227
Target Corp.
6.00%, 01/15/18	673,000	753,793

Security	Principal	Value
Wal-Mart Stores Inc.
4.55%, 05/01/13	$1,010,000	$1,086,288
Yum! Brands Inc.
6.25%, 03/15/18[a]	504,000	554,270

		4,735,621

SOFTWARE – 0.32%
Microsoft Corp.
2.95%, 06/01/14	350,000	357,983
Oracle Corp.
5.25%, 01/15/16	943,000	1,032,867

		1,390,850

TELECOMMUNICATIONS – 2.13%
AT&T Inc.
4.95%, 01/15/13	1,179,000	1,268,994
5.50%, 02/01/18	1,000,000	1,050,793
AT&TWireless Services Inc./ New Cingular Wireless Services Inc.
7.88%, 03/01/11	140,000	149,545
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18[a]	526,000	663,405
Cisco Systems Inc.
5.50%, 02/22/16	1,247,000	1,384,460
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315,000	337,523
Embarq Corp.
7.08%, 06/01/16	471,000	519,241
France Telecom SA
7.75%, 03/01/11	640,000	682,506
Rogers Wireless Inc.
6.38%, 03/01/14	336,000	374,661
SBC Communications Inc.
5.88%, 02/01/12	247,000	266,334
Telecom Italia Capital SA
4.95%, 09/30/14	526,000	548,230
Verizon Communications Inc.
5.55%, 02/15/16	1,247,000	1,362,805
Vodafone Group PLC
5.75%, 03/15/16	640,000	696,226

		9,304,723

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
TRANSPORTATION – 0.43%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	$250,000	$248,222
CSX Corp.
6.75%, 03/15/11	640,000	675,147
Norfolk Southern Corp.
7.70%, 05/15/17	250,000	299,716
Union Pacific Corp.
5.75%, 11/15/17	315,000	340,529
United Parcel Service Inc.
5.13%, 04/01/19	282,000	303,886

		1,867,500

TOTAL CORPORATE BONDS & NOTES
(Cost: $140,104,140)		148,097,421

FOREIGN GOVERNMENT BONDS & NOTES[b] – 3.01%
Brazil (Federative Republic of)
8.00%, 01/15/18	948,444	1,093,082
Canada (Government of)
2.38%, 09/10/14	526,000	529,908
3.75%, 07/15/11	368,000	383,711
Export Development Canada
2.38%, 03/19/12	500,000	513,640
Hungary (Republic of)
6.25%, 01/29/20	250,000	255,493
Israel (State of)
5.13%, 03/26/19[a]	262,000	268,550
Italy (Republic of)
2.13%, 10/05/12	1,500,000	1,506,486
4.50%, 01/21/15	500,000	528,449
Japan Finance Corp.
2.13%, 11/05/12	1,000,000	1,014,100
Korea (Republic of)
7.13%, 04/16/19	262,000	305,450
Ontario (Province of)
2.63%, 01/20/12	1,000,000	1,030,699
4.10%, 06/16/14	600,000	638,529
Peru (Republic of)
8.38%, 05/03/16	500,000	602,250

Security	Principal	Value
Poland (Republic of)
6.38%, 07/15/19	$262,000	$282,043
Quebec (Province of)
5.00%, 03/01/16	1,247,000	1,368,484
South Africa (Republic of)
6.88%, 05/27/19	262,000	288,855
United Mexican States
6.38%, 01/16/13	2,257,000	2,514,298

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $12,822,868)		13,124,027

MUNICIPAL DEBT OBLIGATIONS – 0.23%

ILLINOIS – 0.23%
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	1,000,000	1,018,830

		1,018,830

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,022,550)		1,018,830

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 61.61%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.25%
Federal Home Loan Bank
3.63%, 10/18/13	4,100,000	4,355,020
5.00%, 11/17/17[a]	6,560,000	7,234,514
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12[a]	7,175,000	7,345,832
2.13%, 09/21/12[a]	6,765,000	6,911,121
4.50%, 01/15/13	8,405,000	9,123,980
Federal National Mortgage Association
1.75%, 03/23/11	3,075,000	3,118,943
2.75%, 03/13/14	5,125,000	5,261,224
5.00%, 04/15/15[a]	4,100,000	4,572,934
5.38%, 06/12/17	8,774,000	9,906,466

		57,830,034

98	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 48.36%
U.S. Treasury Notes
0.88%, 03/31/11[a]	$2,870,000	$2,885,813
1.00%, 12/31/11	16,810,000	16,894,721
1.13%, 12/15/12	19,065,000	19,008,187
1.88%, 06/15/12	21,115,000	21,556,937
2.25%, 01/31/15[a]	6,355,000	6,356,208
3.38%, 11/15/19[a]	12,915,000	12,690,279
3.63%, 08/15/19	11,849,000	11,908,718
4.75%, 05/15/14[a]	44,731,000	49,933,214
4.88%, 07/31/11	36,408,000	38,683,864
4.88%, 08/15/16[a]	27,798,000	31,221,044

		211,138,985

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $263,326,446)		268,969,019

SHORT-TERM INVESTMENTS – 23.85%

MONEY MARKET FUNDS – 23.85%
BlackRock Cash Funds: Institutional, SL Agency
Shares 0.17%[c,d,e]	88,109,306	88,109,306
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	14,160,108	14,160,108
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%[c,d]	1,876,386	1,876,386

		104,145,800

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,145,800)		104,145,800

TOTAL INVESTMENTS IN SECURITIES – 122.62%
(Cost: $521,421,804)		535,355,097

Other Assets, Less Liabilities – (22.62)%		(98,770,804)

NET ASSETS – 100.00%		$436,584,293

FDIC – Federal Deposit Insurance Corporation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Schedule of Investments

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 36.88%

AEROSPACE & DEFENSE – 0.36%
Boeing Co. (The)
5.00%, 03/15/14[a]	$321,000	$349,942
Lockheed Martin Corp.
6.15%, 09/01/36	108,000	114,156
United Technologies Corp.
6.05%, 06/01/36	108,000	114,951

		579,049

AGRICULTURE – 0.45%
Altria Group Inc.
10.20%, 02/06/39	246,000	330,318
Archer-Daniels-Midland Co.
5.38%, 09/15/35	65,000	63,635
Philip Morris International Inc.
5.65%, 05/16/18	246,000	265,343
Reynolds American Inc.
7.25%, 06/15/37	54,000	56,102

		715,398

AUTO MANUFACTURERS – 0.30%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	432,000	479,462

		479,462

BANKS – 6.31%
Bank of America Corp.
4.88%, 01/15/13	216,000	228,245
5.65%, 05/01/18	535,000	534,162
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	3,750,000	3,914,750
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	246,000	261,219
Barclays Bank PLC
5.20%, 07/10/14	267,000	284,833
BB&T Corp.
6.85%, 04/30/19	197,000	221,312
Credit Suisse New York
5.30%, 08/13/19	107,000	109,449

Security	Principal	Value
Deutsche Bank AG London
6.00%, 09/01/17	$216,000	$237,255
HSBC Holdings PLC
6.50%, 05/02/36	216,000	220,661
KfW
2.00%, 01/17/12	535,000	545,607
5.13%, 03/14/16[a]	648,000	721,509
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	216,000	237,171
National City Corp.
4.90%, 01/15/15[a]	246,000	258,300
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	267,000	288,792
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	111,000	101,959
SunTrust Banks Inc.
5.25%, 11/05/12[a]	100,000	104,895
UBS AG Stamford
5.88%, 12/20/17	267,000	276,807
US Bank N.A.
4.80%, 04/15/15	197,000	209,554
Wachovia Corp./ Wells Fargo & Co.
5.30%, 10/15/11	324,000	343,085
5.75%, 06/15/17[a]	541,000	570,794
Wells Fargo & Co.
5.63%, 12/11/17	214,000	225,432
Westpac Banking Corp.
4.20%, 02/27/15	133,000	136,724

		10,032,515

BEVERAGES – 0.73%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	321,000	330,851
Coca-Cola Co. (The)
5.35%, 11/15/17	110,000	120,729
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	65,000	85,631

100	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Diageo Capital PLC
5.88%, 09/30/36	$86,000	$88,891
Pepsi Bottling Group Inc.
7.00%, 03/01/29	108,000	127,953
PepsiCo Inc.
7.90%, 11/01/18	321,000	401,391

		1,155,446

BIOTECHNOLOGY – 0.17%
Amgen Inc.
5.70%, 02/01/19	246,000	266,482

		266,482

BUILDING MATERIALS – 0.14%
CRH America Inc.
5.30%, 10/15/13[a]	216,000	230,076

		230,076

CHEMICALS – 0.35%
Dow Chemical Co. (The)
6.00%, 10/01/12	432,000	470,655
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	86,000	92,899

		563,554

COMMERCIAL SERVICES – 0.12%
McKesson Corp.
5.70%, 03/01/17	65,000	69,668
Western Union Co. (The)
5.40%, 11/17/11	108,000	115,171

		184,839

COMPUTERS – 0.57%
Hewlett-Packard Co.
4.75%, 06/02/14	294,000	318,272
International Business Machines Corp.
4.75%, 11/29/12	216,000	233,552
5.70%, 09/14/17	321,000	357,460

		909,284

COSMETICS & PERSONAL CARE – 0.22%
Procter & Gamble Co. (The)
4.60%, 01/15/14	267,000	288,262
5.55%, 03/05/37	54,000	55,305

		343,567

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 6.44%
American Express Co.
6.80%, 09/01/16	$86,000	$80,840
8.15%, 03/19/38	324,000	411,157
Associates Corp. of North America
6.95%, 11/01/18	324,000	334,743
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	216,000	235,637
BP Capital Markets PLC
5.25%, 11/07/13	321,000	353,384
Capital One Bank (USA) N.A.
8.80%, 07/15/19	267,000	322,258
Capital One Financial Corp.
5.70%, 09/15/11	216,000	227,525
Citigroup Inc.
6.00%, 10/31/33	216,000	180,769
6.13%, 11/21/17	267,000	269,126
8.50%, 05/22/19	246,000	284,457
Countrywide Financial Corp.
5.80%, 06/07/12	108,000	114,750
Credit Suisse (USA) Inc.
5.25%, 03/02/11	246,000	254,882
5.38%, 03/02/16	237,000	251,088
Eksportfinans A/S
3.00%, 11/17/14	250,000	252,606
General Electric Capital Corp.
5.63%, 09/15/17	324,000	336,729
5.88%, 01/14/38	216,000	200,551
6.75%, 03/15/32	303,000	312,543
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	313,000	331,598
6.15%, 04/01/18	214,000	225,925
6.60%, 01/15/12	250,000	271,718
6.75%, 10/01/37	393,000	382,003
HSBC Finance Corp.
5.50%, 01/19/16	541,000	570,296
Jefferies Group Inc.
8.50%, 07/15/19	200,000	227,831
John Deere Capital Corp.
7.00%, 03/15/12	162,000	180,151

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
JPMorgan Chase & Co.
5.38%, 10/01/12	$324,000	$352,626
5.75%, 01/02/13	324,000	349,206
JPMorgan Chase Capital XV
5.88%, 03/15/35	486,000	428,078
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	216,000	231,715
6.11%, 01/29/37	321,000	285,536
6.40%, 08/28/17	324,000	335,826
Morgan Stanley
4.75%, 04/01/14	267,000	273,133
5.75%, 10/18/16	594,000	614,005
6.00%, 04/28/15	200,000	213,357
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	313,000	345,999
SLM Corp.
5.38%, 05/15/14	216,000	197,640

		10,239,688

ELECTRIC – 2.61%
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	321,000	310,517
Constellation Energy Group Inc.
4.55%, 06/15/15	162,000	165,953
Dominion Resources Inc.
5.15%, 07/15/15	313,000	335,199
Duke Capital LLC
6.25%, 02/15/13	162,000	176,915
Duke Energy Corp.
6.25%, 01/15/12	108,000	116,586
Duke Energy Ohio Inc.
5.45%, 04/01/19	321,000	343,696
Exelon Corp.
4.90%, 06/15/15	173,000	179,661
Exelon Generation Co. LLC
5.35%, 01/15/14	162,000	173,778
FirstEnergy Corp.
7.38%, 11/15/31	216,000	233,062
Florida Power & Light Co.
5.95%, 02/01/38	100,000	104,482

Security	Principal	Value
FPL Group Capital Inc.
5.63%, 09/01/11	$108,000	$114,657
Indiana Michigan Power Co.
7.00%, 03/15/19	197,000	224,707
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	216,000	221,563
Oncor Electric Delivery Co.
7.00%, 09/01/22	108,000	123,636
Pacific Gas & Electric Co.
4.80%, 03/01/14	195,000	209,799
6.05%, 03/01/34	107,000	112,163
Progress Energy Inc.
7.10%, 03/01/11	313,000	329,831
PSEG Power LLC
8.63%, 04/15/31	65,000	83,148
Southern California Edison Co.
6.00%, 01/15/34[a]	152,000	160,368
Southern Power Co. Series B
6.25%, 07/15/12[a]	267,000	293,771
Xcel Energy Inc.
6.50%, 07/01/36	133,000	141,196

		4,154,688

ELECTRICAL COMPONENTS & EQUIPMENT – 0.17%
Emerson Electric Co.
4.25%, 11/15/20[a]	267,000	263,755

		263,755

ENVIRONMENTAL CONTROL – 0.03%
Waste Management Inc.
7.00%, 07/15/28	43,000	47,089

		47,089

FOOD – 0.57%
Kellogg Co.
4.15%, 11/15/19	214,000	209,918
Kraft Foods Inc.
6.13%, 02/01/18	321,000	352,204
Kroger Co. (The)
5.50%, 02/01/13	108,000	116,827
Unilever Capital Corp.
5.90%, 11/15/32	216,000	227,704

		906,653

102	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.18%
International Paper Co.
7.30%, 11/15/39	$267,000	$284,655

		284,655

GAS – 0.12%
ONEOK Inc.
6.00%, 06/15/35	65,000	62,310
Sempra Energy
6.00%, 10/15/39	133,000	132,453

		194,763

HEALTH CARE – PRODUCTS – 0.11%
Johnson & Johnson
5.55%, 08/15/17	160,000	178,657

		178,657

HEALTH CARE – SERVICES – 0.53%
Aetna Inc.
6.75%, 12/15/37	267,000	296,638
UnitedHealth Group Inc.
5.38%, 03/15/16[a]	246,000	258,689
5.80%, 03/15/36	54,000	52,382
WellPoint Inc.
5.25%, 01/15/16	214,000	226,924

		834,633

HOUSEHOLD PRODUCTS & WARES – 0.19%
Kimberly-Clark Corp.
6.13%, 08/01/17	271,000	304,989

		304,989

INSURANCE – 1.19%
Allstate Corp. (The)
5.55%, 05/09/35	216,000	206,692
American International Group Inc.
5.45%, 05/18/17[a]	267,000	212,933
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	216,000	233,655
Chubb Corp.
5.75%, 05/15/18	160,000	173,665
MetLife Inc.
5.00%, 06/15/15	432,000	453,814

Security	Principal	Value
Prudential Financial Inc.
5.70%, 12/14/36	$108,000	$101,253
Prudential Financial Inc. Series D
4.75%, 09/17/15	214,000	221,562
Travelers Companies Inc. (The)
5.80%, 05/15/18	267,000	288,808

		1,892,382

IRON & STEEL – 0.21%
ArcelorMittal
9.85%, 06/01/19	267,000	334,502

		334,502

MACHINERY – 0.30%
Caterpillar Inc.
5.70%, 08/15/16	432,000	473,595

		473,595

MANUFACTURING – 0.68%
General Electric Co.
5.00%, 02/01/13	432,000	463,166
Honeywell International Inc.
5.00%, 02/15/19	267,000	280,505
Tyco International Ltd.
6.88%, 01/15/21	294,000	340,508

		1,084,179

MEDIA – 1.54%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	313,000	363,069
Comcast Corp.
6.45%, 03/15/37	216,000	220,761
News America Inc.
5.30%, 12/15/14	313,000	344,407
Time Warner Cable Inc.
6.55%, 05/01/37	86,000	89,582
7.50%, 04/01/14	246,000	285,649
Time Warner Inc.
6.88%, 05/01/12	173,000	190,573
7.70%, 05/01/32	216,000	255,335
Viacom Inc.
6.25%, 04/30/16	108,000	120,572
7.88%, 07/30/30	216,000	230,745

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Walt Disney Co. (The)
6.38%, 03/01/12	$313,000	$343,895

		2,444,588

MINING – 0.70%
Alcoa Inc.
5.55%, 02/01/17	65,000	63,050
5.95%, 02/01/37	65,000	50,700
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	313,000	336,217
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	273,000	296,546
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	147,000	189,889
Vale Overseas Ltd.
6.25%, 01/23/17	162,000	170,827

		1,107,229

MULTI-NATIONAL – 1.92%
Asian Development Bank
2.75%, 05/21/14	491,000	501,151
European Investment Bank
2.63%, 05/16/11	1,178,000	1,207,463
4.63%, 05/15/14	648,000	708,652
Inter-American Development Bank
5.13%, 09/13/16[a]	324,000	361,075
International Bank for Reconstruction and Development
2.00%, 04/02/12	267,000	272,520

		3,050,861

OFFICE & BUSINESS EQUIPMENT – 0.15%
Xerox Corp.
6.88%, 08/15/11	216,000	230,849

		230,849

OIL & GAS – 1.70%
Anadarko Petroleum Corp.
5.95%, 09/15/16	216,000	234,932
Apache Corp.
5.25%, 04/15/13	108,000	117,807
Canadian Natural Resources Ltd.
6.25%, 03/15/38	65,000	67,467

Security	Principal	Value
ConocoPhillips Holding Co.
6.95%, 04/15/29[a]	$432,000	$495,493
Devon Energy Corp.
7.95%, 04/15/32	216,000	272,515
EnCana Holdings Finance Corp.
5.80%, 05/01/14	321,000	354,196
Hess Corp.
7.13%, 03/15/33[a]	54,000	61,314
Pemex Project Funding Master Trust
6.63%, 06/15/35	216,000	203,040
Petrobras International Finance Co.
5.75%, 01/20/20	250,000	253,790
Shell International Finance BV
6.38%, 12/15/38	107,000	119,284
Suncor Energy Inc.
6.10%, 06/01/18	160,000	173,419
Valero Energy Corp.
7.50%, 04/15/32	108,000	109,397
XTO Energy Inc.
6.38%, 06/15/38	216,000	243,635

		2,706,289

OIL & GAS SERVICES – 0.13%
Weatherford International Ltd.
9.63%, 03/01/19	160,000	204,484

		204,484

PHARMACEUTICALS – 1.79%
Abbott Laboratories
5.60%, 05/15/11	271,000	286,722
5.88%, 05/15/16	108,000	121,653
AmerisourceBergen Corp.
5.88%, 09/15/15	108,000	121,494
AstraZeneca PLC
5.40%, 09/15/12	216,000	236,308
Bristol-Myers Squibb Co.
5.88%, 11/15/36	108,000	112,859
Eli Lilly and Co.
5.55%, 03/15/37	86,000	85,887
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	383,000	417,773

104	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Merck & Co. Inc.
4.75%, 03/01/15[a]	$321,000	$348,737
Pfizer Inc.
7.20%, 03/15/39	246,000	301,759
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	321,000	353,303
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	108,000	112,595
Wyeth
5.50%, 02/01/14	313,000	347,425

		2,846,515

PIPELINES – 0.79%
Energy Transfer Partners
5.65%, 08/01/12[a]	267,000	288,193
Enterprise Products Operating LP
5.60%, 10/15/14	237,000	257,723
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	152,000	156,320
6.75%, 03/15/11	54,000	56,735
TransCanada PipeLines Ltd.
7.13%, 01/15/19	197,000	231,900
Williams Partners LP
5.25%, 03/15/20[b]	250,000	253,030

		1,243,901

REAL ESTATE INVESTMENT TRUSTS – 0.39%
ERP Operating LP
5.25%, 09/15/14	250,000	263,041
HCP Inc.
6.70%, 01/30/18	250,000	252,378
ProLogis
5.63%, 11/15/16	108,000	103,859

		619,278

RETAIL – 1.25%
Costco Wholesale Corp.
5.50%, 03/15/17	86,000	95,555
CVS Caremark Corp.
6.13%, 08/15/16	65,000	71,686

Security	Principal	Value
Home Depot Inc. (The)
5.40%, 03/01/16	$216,000	$230,887
5.88%, 12/16/36	110,000	107,604
McDonald’s Corp.
5.35%, 03/01/18	214,000	232,197
Target Corp.
7.00%, 01/15/38	324,000	375,921
Wal-Mart Stores Inc.
4.55%, 05/01/13	811,000	872,257

		1,986,107

SOFTWARE – 0.15%
Oracle Corp.
5.25%, 01/15/16	216,000	236,585

		236,585

TELECOMMUNICATIONS – 2.63%
AT&T Inc.
6.55%, 02/15/39	321,000	339,184
AT&T Wireless Services Inc./ New Cingular Wireless Services Inc.
7.88%, 03/01/11	432,000	461,453
BellSouth Corp.
6.00%, 11/15/34	216,000	211,102
British Telecom PLC
8.63%, 12/15/30	86,000	108,559
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	246,000	272,060
Cisco Systems Inc.
4.45%, 01/15/20	214,000	213,603
5.50%, 02/22/16	108,000	119,905
Deutsche Telekom International Finance BV
8.75%, 06/15/30	65,000	81,953
Embarq Corp.
7.08%, 06/01/16	216,000	238,123
France Telecom SA
8.50%, 03/01/31	216,000	288,560
Qwest Corp.
6.88%, 09/15/33	33,000	30,030
8.88%, 03/15/12	86,000	93,095

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Rogers Wireless Inc.
6.38%, 03/01/14	$65,000	$72,479
SBC Communications Inc.
5.88%, 02/01/12	432,000	465,814
Telecom Italia Capital SA
5.25%, 10/01/15	246,000	255,848
Telefonica Europe BV
8.25%, 09/15/30	216,000	266,181
Verizon Communications Inc.
5.55%, 02/15/16	216,000	236,059
7.35%, 04/01/39	197,000	230,042
Vodafone Group PLC
5.75%, 03/15/16	173,000	188,199

		4,172,249

TRANSPORTATION – 0.69%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	216,000	222,375
CSX Corp.
6.75%, 03/15/11	216,000	227,862
Norfolk Southern Corp.
7.05%, 05/01/37	54,000	63,341
Union Pacific Corp.
7.88%, 01/15/19	246,000	298,269
United Parcel Service Inc.
4.50%, 01/15/13[a]	267,000	288,081

		1,099,928

TOTAL CORPORATE BONDS & NOTES
(Cost: $55,843,960)		58,602,763

FOREIGN GOVERNMENT BONDS & NOTES[c] – 2.90%
Brazil (Federative Republic of)
6.00%, 01/17/17	321,000	345,877
8.00%, 01/15/18	816,889	941,464
Export Development Canada
3.13%, 04/24/14[a]	214,000	222,218
Italy (Republic of)
4.50%, 01/21/15	600,000	634,139
Ontario (Province of)
4.95%, 11/28/16[a]	471,000	515,151
Peru (Republic of)
7.13%, 03/30/19	267,000	305,715

Security	Principal	Value
Poland (Republic of)
6.38%, 07/15/19	$267,000	$287,426
Quebec (Province of)
5.00%, 03/01/16	216,000	237,043
7.50%, 09/15/29	216,000	281,051
United Mexican States
6.38%, 01/16/13	313,000	348,682
7.50%, 04/08/33	432,000	493,560

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $4,492,463)		4,612,326

MUNICIPAL DEBT OBLIGATIONS – 0.29%

ILLINOIS – 0.29%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	560,000	464,682

		464,682

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $512,887)		464,682

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 58.31%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.88%
Federal Home Loan Bank
3.63%, 10/18/13	4,500,000	4,779,900
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	1,950,000	1,996,428
4.50%, 01/15/13	2,436,000	2,644,380
4.50%, 01/15/15[a]	1,875,000	2,048,671
4.88%, 06/13/18[a]	504,000	549,176
Federal National Mortgage Association
2.75%, 03/13/14	3,150,000	3,233,728
5.00%, 04/15/15[a]	2,100,000	2,342,234
6.63%, 11/15/30	1,050,000	1,287,331

		18,881,848

U.S. GOVERNMENT OBLIGATIONS – 46.43%
U.S. Treasury Bonds
4.50%, 08/15/39[a]	3,330,000	3,315,515
7.63%, 02/15/25[a]	3,300,000	4,563,075
8.13%, 08/15/19[a]	1,950,000	2,670,116

106	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Shares or Principal	Value
U.S. Treasury Notes
1.38%, 04/15/12	$9,795,000	$9,901,275
1.38%, 09/15/12	12,180,000	12,263,675
3.63%, 08/15/19[a]	9,150,000	9,196,115
4.63%, 12/31/11[a]	8,583,000	9,196,770
4.63%, 11/15/16[a]	9,135,000	10,102,670
4.75%, 05/15/14[a]	11,250,000	12,558,375

		73,767,586

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $90,991,699)		92,649,434

SHORT-TERM INVESTMENTS – 25.04%

MONEY MARKET FUNDS – 25.04%
BlackRock Cash Funds: Institutional, SL Agency
Shares 0.17%[d,e,f]	33,035,381	33,035,381
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	5,309,139	5,309,139
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%[d,e]	1,437,211	1,437,211

		39,781,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,781,731)		39,781,731

TOTAL INVESTMENTS IN SECURITIES – 123.42%
(Cost: $191,622,740)		196,110,936

Other Assets, Less Liabilities – (23.42)%		(37,219,372)

NET ASSETS – 100.00%		$158,891,564

FDIC – Federal Deposit Insurance Corporation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	107

Schedule of Investments

iSHARES® BARCLAYS MBS BOND FUND

February 28, 2010

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 99.38%

MORTGAGE-BACKED SECURITIES – 99.38%
Federal Home Loan Mortgage Corp.
0.53%, 06/15/33	$182,146	$181,441
4.50%, 03/01/24[a]	82,097,000	85,445,018
4.50%, 03/01/39[a]	221,551,000	224,424,240
5.00%, 03/01/24[a]	72,645,000	76,685,878
5.00%, 03/01/39[a]	118,812,000	123,490,223
5.02%, 12/01/33	1,276,872	1,337,405
5.50%, 03/01/24[a]	33,110,000	35,344,925
5.50%, 03/01/39[a]	152,481,000	161,224,832
6.00%, 03/01/39[a]	103,690,000	110,964,502
Federal National Mortgage Association
4.00%, 03/01/39[a]	62,917,000	61,963,414
4.50%, 03/01/24[a]	62,625,000	65,208,281
5.00%, 03/01/24[a]	35,070,000	36,976,931
5.00%, 03/01/39[a]	110,220,000	114,318,806
5.50%, 03/01/24[a]	50,935,000	54,269,651
5.50%, 03/01/39[a]	210,196,000	221,362,663
6.00%, 03/01/39[a]	129,258,000	137,114,463
6.50%, 03/01/39[a]	96,424,000	103,339,409
Government National Mortgage Association
5.00%, 03/01/39[a]	69,305,000	72,282,949
5.50%, 03/01/39[a]	37,575,000	39,753,176
6.00%, 03/01/39[a]	52,605,000	56,114,740

		1,781,802,947

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $1,778,531,292)		1,781,802,947

Security	Shares	Value
SHORT-TERM INVESTMENTS – 99.78%

MONEY MARKET FUNDS – 99.78%
BlackRock Cash Funds: Prime, SL Agency
Shares 0.16%[b,c]	309,703,341	$309,703,341
BlackRock Cash Funds: Treasury, SL Agency
Shares 0.10%[b,c]	1,479,117,090	1,479,117,090

		1,788,820,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,788,820,431)		1,788,820,431

TOTAL INVESTMENTS IN SECURITIES – 199.16%
(Cost: $3,567,351,723)		3,570,623,378

Other Assets, Less Liabilities – (99.16)%		(1,777,784,892)

NET ASSETS – 100.00%		$1,792,838,486

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

108	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS AGENCY BOND FUND

February 28, 2010

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 92.99%
Federal Home Loan Bank
1.00%, 12/28/11	$5,375,000	$5,393,431
1.63%, 07/27/11[a]	15,375,000	15,604,979
3.63%, 10/18/13	17,500,000	18,588,498
4.00%, 09/06/13	15,000,000	16,130,842
5.00%, 11/17/17[a]	13,750,000	15,163,805
5.38%, 08/19/11	20,000,000	21,400,096
Federal Home Loan
Mortgage Corp.
1.13%, 12/15/11[a]	5,375,000	5,407,568
1.75%, 06/15/12	15,625,000	15,857,108
2.13%, 03/23/12	2,500,000	2,559,523
2.13%, 09/21/12[a]	2,500,000	2,553,999
2.50%, 04/23/14	2,625,000	2,662,716
3.75%, 03/27/19[a]	2,500,000	2,495,711
4.38%, 07/17/15	10,000,000	10,838,075
4.50%, 07/15/13[a]	17,500,000	19,108,744
4.88%, 06/13/18[a]	5,375,000	5,856,790
5.25%, 07/18/11[a]	25,000,000	26,617,213
6.25%, 07/15/32[a]	2,400,000	2,846,076
Federal National
Mortgage Association
1.75%, 03/23/11	19,950,000	20,235,091
3.63%, 08/15/11[a]	9,125,000	9,531,174
4.13%, 04/15/14[a]	3,875,000	4,183,824
4.75%, 12/15/10	13,175,000	13,628,892
5.00%, 02/13/17[a]	5,000,000	5,530,646
5.38%, 07/15/16	4,750,000	5,370,634
6.63%, 11/15/30	4,325,000	5,302,579

		252,868,014

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $248,918,156)		252,868,014

CORPORATE BONDS & NOTES – 5.52%

BANKS – 5.52%
Bank of America Corp. Series L
(FDIC Guaranteed)
3.13%, 06/15/12	14,375,000	15,006,541

		15,006,541

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,810,300)		15,006,541

Security	Shares	Value
SHORT-TERM INVESTMENTS – 22.41%

MONEY MARKET FUNDS – 22.41%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.17%[b,c,d]	50,675,832	$50,675,832
BlackRock Cash Funds:
Prime, SL Agency Shares
0.16%[b,c,d]	8,144,148	8,144,148
BlackRock Cash Funds:
Treasury, SL Agency Shares
0.10%[b,c]	2,128,488	2,128,488

		60,948,468

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,948,468)		60,948,468

TOTAL INVESTMENTS
IN SECURITIES – 120.92%
(Cost: $324,676,924)		328,823,023

Other Assets, Less Liabilities – (20.92)%		(56,895,719)

NET ASSETS – 100.00%		$271,927,304

FDIC – Federal Deposit Insurance Corporation

a	All or a portion of this security represents a security on loan. See Note 5.
b	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven-day yield of the fund at period end.
d	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	109

Schedule of Investments

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 23.44%

AEROSPACE & DEFENSE – 0.10%
Lockheed Martin Corp.
6.15%, 09/01/36	$2,400,000	$2,536,790
Raytheon Co.
6.40%, 12/15/18[a]	4,284,000	4,904,995
United Technologies Corp.
6.13%, 02/01/19	2,017,000	2,272,379
6.13%, 07/15/38	2,017,000	2,172,718

		11,886,882

AGRICULTURE – 0.35%
Altria Group Inc.
9.70%, 11/10/18	20,014,000	25,166,947
Archer-Daniels-Midland Co.
6.45%, 01/15/38[a]	2,080,000	2,366,643
Philip Morris
International Inc.
5.65%, 05/16/18	2,021,000	2,179,914
Reynolds American Inc.
6.75%, 06/15/17	9,578,000	10,292,214

		40,005,718

AUTO MANUFACTURERS – 0.23%
DaimlerChrysler North
America Holding Corp.
7.30%, 01/15/12	23,932,000	25,871,668

		25,871,668

BANKS – 3.42%
Bank of America Corp.
4.88%, 01/15/13[a]	23,932,000	25,288,688
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	65,741,000	68,629,219
Bank of America N.A.
6.00%, 10/15/36	10,189,000	9,391,278
Bank of New York Mellon
Corp. (The)
4.30%, 05/15/14[a]	5,074,000	5,387,897
4.60%, 01/15/20[a]	3,000,000	2,966,371
Barclays Bank PLC
5.13%, 01/08/20	10,000,000	9,796,626
5.20%, 07/10/14[a]	10,000,000	10,667,889

Security	Principal	Value
BB&T Corp.
5.20%, 12/23/15	$3,001,000	$3,172,840
6.85%, 04/30/19[a]	1,819,000	2,043,484
Deutsche Bank AG London
6.00%, 09/01/17	14,352,000	15,764,281
KeyCorp
6.50%, 05/14/13[a]	5,040,000	5,342,400
KfW
3.25%, 10/14/11	57,436,000	59,704,808
4.88%, 06/17/19[a]	5,505,000	5,961,605
KfW Series G
4.38%, 03/15/18[a]	5,195,000	5,476,164
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	19,147,000	21,023,634
Oesterreichische
Kontrollbank AG
1.88%, 03/21/12	5,000,000	5,075,547
PNC Funding Corp.
5.25%, 11/15/15[a,b]	10,090,000	10,710,212
5.40%, 06/10/14[b]	998,000	1,085,774
6.70%, 06/10/19[a,b]	998,000	1,127,111
Royal Bank of Scotland
Group PLC
5.00%, 10/01/14	3,742,000	3,437,218
SunTrust Bank
6.00%, 09/11/17	2,288,000	2,351,617
UBS AG Stamford
5.88%, 12/20/17[a]	10,189,000	10,563,225
UBS Preferred
Funding Trust II
7.25%, 06/26/11	1,967,000	1,819,475
US Bank N.A.
4.95%, 10/30/14	23,932,000	25,590,835
Wachovia Corp./Wells
Fargo & Co.
5.25%, 08/01/14	47,867,000	50,499,802
Wells Fargo & Co.
5.00%, 11/15/14	23,932,000	25,018,919

		387,896,919

110	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Principal	Value
BEVERAGES – 0.39%
Anheuser-Busch InBev
Worldwide Inc.
5.38%, 01/15/20[a]	$4,000,000	$4,189,910
Coca-Cola Enterprises Inc.
8.50%, 02/01/22[a]	9,578,000	12,618,043
Diageo Finance BV
5.30%, 10/28/15	14,352,000	15,758,184
Pepsi Bottling Group Inc.
7.00%, 03/01/29	6,701,000	7,939,029
PepsiCo Inc.
7.90%, 11/01/18	3,200,000	4,001,402

		44,506,568

BIOTECHNOLOGY – 0.05%
Amgen Inc.
5.70%, 02/01/19[a]	5,060,000	5,481,297

		5,481,297

BUILDING MATERIALS – 0.09%
CRH America Inc.
6.00%, 09/30/16	9,578,000	10,195,741

		10,195,741

CHEMICALS – 0.19%
Dow Chemical Co. (The)
8.55%, 05/15/19	9,315,000	11,237,391
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,578,000	10,346,378

		21,583,769

COMPUTERS – 0.33%
Dell Inc.
5.88%, 06/15/19	3,000,000	3,240,836
Hewlett-Packard Co.
4.25%, 02/24/12[a]	4,831,000	5,103,319
6.13%, 03/01/14	7,000,000	7,908,382
International Business
Machines Corp.
5.70%, 09/14/17	19,147,000	21,321,743

		37,574,280

Security	Principal	Value
COSMETICS & PERSONAL CARE – 0.09%
Procter & Gamble Co. (The)
5.55%, 03/05/37[a]	$9,578,000	$9,809,413

		9,809,413

DIVERSIFIED FINANCIAL SERVICES – 5.14%
American Express Co.
4.88%, 07/15/13	23,932,000	25,217,054
6.80%, 09/01/16	10,532,000	9,900,080
Bear Stearns Companies
Inc. (The)/JPMorgan
Chase & Co.
6.95%, 08/10/12	8,619,000	9,607,478
7.25%, 02/01/18[a]	7,660,000	8,832,932
Boeing Capital Corp.
5.80%, 01/15/13	23,932,000	26,512,435
BP Capital Markets PLC
3.63%, 05/08/14	1,621,000	1,686,327
3.88%, 03/10/15[a]	5,730,000	5,961,687
Capital One Financial Corp.
6.15%, 09/01/16[a]	23,932,000	24,389,517
Caterpillar Financial
Services Corp.
6.13%, 02/17/14	5,195,000	5,831,684
7.15%, 02/15/19[a]	5,730,000	6,703,952
Citigroup Inc.
6.00%, 02/21/12[a]	40,604,000	42,662,431
8.13%, 07/15/39	15,294,000	17,258,323
Countrywide Home
Loans Inc., Series L
4.00%, 03/22/11	14,352,000	14,710,800
Credit Suisse First Boston
(USA) Inc.
7.13%, 07/15/32[a]	23,932,000	27,613,415
General Electric
Capital Corp.
5.88%, 02/15/12	23,932,000	25,571,685
6.75%, 03/15/32	23,932,000	24,685,703
Goldman Sachs Group
Inc. (The)
5.00%, 10/01/14	47,867,000	50,711,218
6.75%, 10/01/37	9,578,000	9,309,988

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Principal	Value
Household Finance Corp.
6.38%, 11/27/12[a]	$32,557,000	$35,403,556
HSBC Finance Corp.
5.50%, 01/19/16[a]	23,932,000	25,227,966
Jefferies Group Inc.
7.75%, 03/15/12	2,500,000	2,737,500
John Deere Capital Corp.
7.00%, 03/15/12	23,932,000	26,613,477
JPMorgan Chase & Co.
5.75%, 01/02/13	23,932,000	25,793,785
6.30%, 04/23/19[a]	14,935,000	16,503,175
JPMorgan Chase Capital XXV
6.80%, 10/01/37	2,005,000	1,973,142
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	25,845,000	26,197,983
6.88%, 04/25/18	9,578,000	10,178,931
Morgan Stanley
5.30%, 03/01/13	33,536,000	35,562,519
6.63%, 04/01/18	10,189,000	10,864,790
7.30%, 05/13/19	3,600,000	3,982,312
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	14,352,000	15,865,115
SLM Corp.
5.38%, 05/15/14	10,532,000	9,636,780

		583,707,740

ELECTRIC – 2.01%
Appalachian Power Co.
7.95%, 01/15/20[a]	5,084,000	6,199,666
Carolina Power & Light Co.
5.30%, 01/15/19	3,515,000	3,747,015
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,042,000	3,591,600
Constellation Energy Group Inc.
4.55%, 06/15/15	14,352,000	14,702,163
Dominion Resources Inc.
5.15%, 07/15/15	26,963,000	28,875,276

Security	Principal	Value
Duke Capital LLC
6.25%, 02/15/13	$23,932,000	$26,135,308
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,285,000	3,693,995
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,701,000	6,104,076
Exelon Generation Co. LLC
5.35%, 01/15/14[a]	12,613,000	13,530,011
FirstEnergy Corp.
7.38%, 11/15/31	14,621,000	15,775,890
Florida Power & Light Co.
5.95%, 02/01/38	4,584,000	4,789,453
MidAmerican Energy Holdings Co.
6.13%, 04/01/36[a]	19,421,000	19,921,187
Oncor Electric Delivery Co.
7.00%, 09/01/22	9,578,000	10,964,705
Pacific Gas & Electric Co.
6.05%, 03/01/34	22,178,000	23,248,108
Progress Energy Inc.
7.10%, 03/01/11	23,932,000	25,218,926
Public Service Co. of Colorado
5.13%, 06/01/19	6,570,000	6,957,588
SCANA Corp.
6.25%, 04/01/20[a]	3,285,000	3,554,758
Southern California Edison Co.
6.05%, 03/15/39	3,042,000	3,246,632
Southern Power Co.
4.88%, 07/15/15[a]	7,880,000	8,373,613

		228,629,970

ENVIRONMENTAL CONTROL – 0.06%
Waste Management Inc.
7.38%, 03/11/19	5,705,000	6,660,278

		6,660,278

FOOD – 0.61%
General Mills Inc.
5.65%, 02/15/19	4,500,000	4,863,123
Kellogg Co.
4.45%, 05/30/16	3,030,000	3,149,792

112	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Principal	Value
Kraft Foods Inc.
6.50%, 08/11/17[a]	$31,588,000	$35,561,101
Kroger Co. (The)
5.50%, 02/01/13	9,578,000	10,360,839
Safeway Inc.
6.35%, 08/15/17	1,821,000	2,033,201
Unilever Capital Corp.
5.90%, 11/15/32	12,440,000	13,114,037

		69,082,093

FOREST PRODUCTS & PAPER – 0.05%
International Paper Co.
7.95%, 06/15/18	4,500,000	5,244,089

		5,244,089

GAS – 0.02%
Sempra Energy
6.50%, 06/01/16[a]	2,442,000	2,706,303

		2,706,303

HEALTH CARE – PRODUCTS – 0.06%
Covidien International Finance SA
6.00%, 10/15/17	1,821,000	2,008,727
Johnson & Johnson
5.95%, 08/15/37[a]	3,935,000	4,327,411

		6,336,138

HEALTH CARE – SERVICES – 0.24%
Aetna Inc.
6.63%, 06/15/36	2,021,000	2,192,633
UnitedHealth Group Inc.
4.88%, 03/15/15	14,352,000	15,268,492
WellPoint Inc.
5.25%, 01/15/16[a]	9,578,000	10,156,452

		27,617,577

HOUSEHOLD PRODUCTS & WARES – 0.01%
Clorox Co.
5.00%, 01/15/15	1,221,000	1,312,989

		1,312,989

INSURANCE – 1.07%
ACE INA Holdings Inc.
5.70%, 02/15/17	2,510,000	2,696,975
Allstate Corp. (The)
5.55%, 05/09/35	9,578,000	9,165,278

Security	Principal	Value
American International Group Inc.
8.25%, 08/15/18	$5,084,000	$4,626,440
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	5,040,000	5,317,813
Chubb Corp.
6.00%, 05/11/37	3,010,000	3,121,311
Genworth Financial Inc.
5.75%, 06/15/14[a]	23,932,000	23,214,040
Hartford Financial Services Group Inc.
5.38%, 03/15/17	3,010,000	2,980,802
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	23,932,000	25,285,318
MetLife Inc.
5.00%, 06/15/15	23,932,000	25,140,459
Principal Financial Group Inc.
6.05%, 10/15/36	2,000,000	1,855,841
8.88%, 05/15/19	1,219,000	1,479,119
Progressive Corp. (The)
6.70%, 06/15/17	1,600,000	1,488,000
Prudential Financial Inc.
5.10%, 09/20/14	4,783,000	5,075,110
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,042,000	3,206,653
Travelers Companies Inc. (The)
6.25%, 03/15/37	6,701,000	6,298,940

		120,952,099

MANUFACTURING – 0.53%
General Electric Co.
5.25%, 12/06/17	47,867,000	49,898,265
Honeywell International Inc.
5.00%, 02/15/19	6,100,000	6,408,534
Tyco International Ltd.
6.88%, 01/15/21	3,000,000	3,474,570

		59,781,369

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Principal	Value
MEDIA – 0.91%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	$23,932,000	$27,760,275
Comcast Corp.
6.45%, 03/15/37	9,578,000	9,789,110
News America Inc.
6.20%, 12/15/34	14,352,000	14,607,773
Time Warner Cable Inc.
6.55%, 05/01/37[a]	9,578,000	9,976,887
Time Warner Inc.
7.70%, 05/01/32	14,352,000	16,965,574
Viacom Inc.
6.25%, 04/30/16	12,440,000	13,888,059
7.88%, 07/30/30	9,578,000	10,231,814

		103,219,492

MINING – 0.47%
Alcan Inc.
4.88%, 09/15/12	1,260,000	1,342,589
Alcoa Inc.
6.00%, 01/15/12[a]	14,352,000	14,961,960
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,578,000	10,288,467
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17[a]	5,001,000	5,432,336
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19[a]	9,195,000	11,877,731
Vale Overseas Ltd.
6.88%, 11/21/36[a]	9,578,000	9,704,430

		53,607,513

MULTI-NATIONAL – 1.12%
African Development Bank
3.00%, 05/27/14	5,000,000	5,124,010
Asian Development Bank
2.63%, 02/09/15	5,000,000	5,021,422
2.75%, 05/21/14[a]	8,348,000	8,520,584
European Investment Bank
3.25%, 10/14/11	10,000,000	10,399,953
4.63%, 05/15/14[a]	47,867,000	52,347,265

Security	Principal	Value
Inter-American Development Bank
4.38%, 09/20/12	$19,674,000	$21,176,889
International Bank for Reconstruction and Development
2.00%, 04/02/12	10,169,000	10,379,248
5.00%, 04/01/16	5,000,000	5,541,069
International Finance Corp. Series G
3.00%, 04/22/14	3,036,000	3,132,910
Nordic Investment Bank
2.63%, 10/06/14	5,000,000	5,047,498

		126,690,848

OFFICE & BUSINESS EQUIPMENT – 0.05%
Xerox Corp.
6.35%, 05/15/18	5,000,000	5,451,825

		5,451,825

OIL & GAS – 1.01%
Anadarko Petroleum Corp.
5.95%, 09/15/16	23,932,000	26,029,636
Apache Corp.
5.25%, 04/15/13	6,701,000	7,309,511
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,578,000	10,282,284
Chevron Corp.
3.95%, 03/03/14	5,500,000	5,795,301
ConocoPhillips
5.90%, 10/15/32	23,932,000	24,598,209
EnCana Corp.
5.90%, 12/01/17	5,060,000	5,521,251
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,000,000	5,069,950
Petrobras International Finance Co.
7.88%, 03/15/19	2,538,000	2,918,700
Shell International Finance BV
6.38%, 12/15/38[a]	6,426,000	7,163,749

114	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Principal	Value
Suncor Energy Inc.
6.10%, 06/01/18	$1,221,000	$1,323,406
6.50%, 06/15/38	4,500,000	4,759,967
6.85%, 06/01/39	1,221,000	1,346,991
Valero Energy Corp.
9.38%, 03/15/19[a]	4,055,000	4,890,861
XTO Energy Inc.
6.75%, 08/01/37	6,123,000	7,220,016

		114,229,832

PHARMACEUTICALS – 0.89%
Abbott Laboratories
5.13%, 04/01/19	5,019,000	5,322,481
5.88%, 05/15/16	9,578,000	10,788,811
AmerisourceBergen Corp.
5.88%, 09/15/15	14,352,000	16,145,258
AstraZeneca PLC
6.45%, 09/15/37[a]	9,578,000	10,773,299
Bristol-Myers Squibb Co.
5.88%, 11/15/36	9,578,000	10,008,911
Eli Lilly and Co.
5.55%, 03/15/37	9,578,000	9,565,363
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	4,989,000	5,441,959
Medco Health Solutions Inc.
7.13%, 03/15/18	1,221,000	1,395,959
Merck & Co. Inc.
5.00%, 06/30/19[a]	3,313,000	3,491,368
Pfizer Inc.
6.20%, 03/15/19	15,105,000	17,002,985
Wyeth
5.50%, 02/01/14[a]	9,578,000	10,631,435

		100,567,829

PIPELINES – 0.56%
Energy Transfer Partners LP
9.70%, 03/15/19	4,015,000	5,058,067
Enterprise Products Operating LP
5.60%, 10/15/14[a]	19,421,000	21,119,168
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	9,578,000	10,063,124
6.95%, 01/15/38	19,632,000	21,352,679

Security	Principal	Value
TransCanada PipeLines Ltd.
7.13%, 01/15/19	$3,963,000	$4,665,076
7.63%, 01/15/39[a]	1,519,000	1,867,950

		64,126,064

REAL ESTATE INVESTMENT TRUSTS – 0.32%
Boston Properties LP
6.25%, 01/15/13	23,932,000	26,144,257
Simon Property Group LP
5.10%, 06/15/15[a]	9,578,000	9,944,696

		36,088,953

RETAIL – 0.93%
CVS Caremark Corp.
6.13%, 09/15/39[a]	5,250,000	5,318,742
6.30%, 06/01/12	808,000	735,280
Home Depot Inc. (The)
5.40%, 03/01/16	23,932,000	25,581,407
McDonald’s Corp.
5.35%, 03/01/18	3,042,000	3,300,669
Target Corp.
7.00%, 01/15/38	19,147,000	22,215,326
Wal-Mart Stores Inc.
4.55%, 05/01/13	23,932,000	25,739,657
6.50%, 08/15/37	19,632,000	22,306,881

		105,197,962

SOFTWARE – 0.16%
Microsoft Corp.
4.20%, 06/01/19	3,000,000	3,035,924
Oracle Corp.
5.25%, 01/15/16	14,352,000	15,719,733

		18,755,657

TELECOMMUNICATIONS – 1.75%
AT&T Wireless Services Inc./ New Cingular Wireless Services Inc.
7.88%, 03/01/11	11,486,000	12,269,095
BellSouth Corp.
6.00%, 11/15/34[a]	23,932,000	23,389,360
British Telecom PLC
8.63%, 12/15/30	2,530,000	3,193,648

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Principal	Value
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	$23,158,000	$25,611,237
Cisco Systems Inc.
5.90%, 02/15/39	5,505,000	5,613,326
Deutsche Telekom International Finance BV
8.75%, 06/15/30[a]	9,578,000	12,076,142
Embarq Corp.
7.08%, 06/01/16	14,352,000	15,821,964
France Telecom SA
4.38%, 07/08/14	1,621,000	1,715,884
5.38%, 07/08/19	1,621,000	1,735,514
Qwest Corp.
8.88%, 03/15/12	9,578,000	10,368,185
SBC Communications Inc.
5.88%, 02/01/12	23,932,000	25,805,252
Telecom Italia Capital SA
7.72%, 06/04/38[a]	6,123,000	6,843,288
Telefonica Emisiones SAU
4.95%, 01/15/15	5,730,000	6,056,116
5.98%, 06/20/11	2,538,000	2,682,320
7.05%, 06/20/36	1,519,000	1,699,371
Verizon Communications Inc.
7.75%, 12/01/30	23,932,000	28,448,514
Vodafone Group PLC
5.63%, 02/27/17	14,352,000	15,406,235

		198,735,451

TRANSPORTATION – 0.23%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,783,000	4,924,159
CSX Corp.
6.00%, 10/01/36	14,352,000	14,390,440
Norfolk Southern Corp.
7.90%, 05/15/97[a]	4,063,000	4,912,184
United Parcel Service Inc.
6.20%, 01/15/38	1,821,000	1,993,442

		26,220,225

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,523,589,691)		2,659,734,551

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.02%

MORTGAGE-BACKED SECURITIES – 1.02%
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.80%, 08/10/45	$130,000,000	$115,955,640

		115,955,640

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $90,080,469)		115,955,640

FOREIGN GOVERNMENT BONDS & NOTES[c] – 1.49%
Brazil (Federative Republic of)
7.13%, 01/20/37[a]	14,352,000	16,191,496
8.00%, 01/15/18[a]	12,757,333	14,702,826
Export Development Canada
2.63%, 03/15/11[a]	4,276,000	4,374,080
Italy (Republic of)
5.25%, 09/20/16[a]	23,932,000	25,932,897
Ontario (Province of)
2.63%, 01/20/12[a]	10,189,000	10,501,789
4.10%, 06/16/14	5,074,000	5,399,829
Peru (Republic of)
7.13%, 03/30/19	7,605,000	8,707,725
Quebec (Province of)
7.50%, 09/15/29	23,932,000	31,139,376
United Mexican States
5.63%, 01/15/17	23,932,000	25,399,032
6.38%, 01/16/13	14,352,000	15,988,128
6.75%, 09/27/34	9,578,000	10,204,976

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $162,797,027)		168,542,154

MUNICIPAL DEBT OBLIGATIONS – 0.38%

CALIFORNIA – 0.11%
California State, General Obligations Unlimited
5.95%, 04/01/16	11,907,000	12,342,439

		12,342,439

116	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Principal	Value
ILLINOIS – 0.24%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	$32,195,000	$26,715,088

		26,715,088

NEW JERSEY – 0.03%
New Jersey State Turnpike Authority Revenue, Series F
7.41%, 01/01/37	3,040,000	3,582,123

		3,582,123

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $46,481,385)		42,639,650

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 72.70%

MORTGAGE-BACKED SECURITIES – 37.54%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/24[d]	155,155,000	161,482,415
4.50%, 03/01/39[d]	526,909,000	533,742,351
5.00%, 03/01/24[d]	166,005,000	175,239,028
5.00%, 03/01/39[d]	266,570,000	277,066,194
5.50%, 03/01/24[d]	65,670,000	70,102,725
5.50%, 03/01/39[d]	326,245,000	344,953,112
6.00%, 03/01/39[d]	231,005,000	247,211,445
Federal National Mortgage Association
4.00%, 03/01/39[d]	152,135,000	149,829,204
4.50%, 03/01/24[d]	174,685,000	181,890,756
5.00%, 03/01/24[d]	97,650,000	102,959,719
5.00%, 03/01/39[d]	292,950,000	303,844,078
5.50%, 03/01/24[d]	115,010,000	122,539,561
5.50%, 03/01/39[d]	494,420,000	520,686,063
6.00%, 03/01/39[d]	303,800,000	322,265,344
6.50%, 03/01/39[d]	269,370,000	288,688,880
Government National Mortgage Association
5.00%, 03/01/39[d]	157,325,000	164,085,059
5.50%, 03/01/39[d]	142,135,000	150,374,388
6.00%, 03/01/39[d]	133,455,000	142,358,951

		4,259,319,273

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.91%
Federal Home Loan Bank
5.00%, 11/17/17	$27,125,000	$29,914,052
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12[a]	86,800,000	88,866,647
3.25%, 02/25/11[a]	189,875,000	195,233,728
4.50%, 01/15/13	222,425,000	241,451,679
4.88%, 11/18/11[a]	92,225,000	98,711,055
6.25%, 07/15/32[a]	24,955,000	29,593,264
Federal National Mortgage Association
5.00%, 04/15/15[a]	70,525,000	78,660,037
5.00%, 05/11/17	101,990,000	112,746,824
5.52%, 02/01/36	21,362,161	22,280,185

		897,457,471

U.S. GOVERNMENT OBLIGATIONS – 27.25%
U.S. Treasury Bonds
4.25%, 05/15/39[a]	104,160,000	99,512,383
4.38%, 11/15/39[a]	21,700,000	21,154,896
4.50%, 05/15/38[a]	50,995,000	51,035,287
6.25%, 05/15/30[a]	34,720,000	43,412,153
7.50%, 11/15/16[a]	246,295,000	315,109,828
7.63%, 02/15/25[a]	122,605,000	169,532,057
8.13%, 08/15/19[a]	173,600,000	237,708,746
U.S. Treasury Notes
1.38%, 04/15/12[a]	315,735,000	319,160,696
1.75%, 11/15/11[a]	135,625,000	138,173,391
1.75%, 08/15/12	179,025,000	182,106,022
2.38%, 09/30/14[a]	141,050,000	142,769,402
2.63%, 12/31/14[a]	54,250,000	55,296,483
3.13%, 01/31/17	54,250,000	54,624,330
3.38%, 07/31/13[a]	217,000,000	230,419,258
3.63%, 08/15/19	119,350,000	119,951,512
3.75%, 11/15/18	184,450,000	188,791,960
4.75%, 05/15/14[a]	403,620,000	450,560,994
5.00%, 08/15/11[a]	254,975,000	271,874,738

		3,091,194,136

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $8,146,117,345)		8,247,970,880

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 57.03%

MONEY MARKET FUNDS – 57.03%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[b,e,f]	1,857,848,784	$1,857,848,784
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[b,e,f]	2,581,625,561	2,581,625,561
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[b,e]	2,031,464,439	2,031,464,439

		6,470,938,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,470,938,784)		6,470,938,784

TOTAL INVESTMENTS IN SECURITIES – 156.06%
(Cost: $17,440,004,701)		17,705,781,659

Other Assets, Less Liabilities – (56.06)%		(6,360,082,943)

NET ASSETS – 100.00%		$11,345,698,716

FDIC – Federal Deposit Insurance Corporation

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Investments are denominated in U.S. dollars.
[d]	To-be-announced (TBA). See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

118	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.42%

ADVERTISING – 0.39%
Interpublic Group of Companies Inc.
10.00%, 07/15/17	$11,450,000	$12,437,562
Lamar Media Corp.
6.63%, 08/15/15[a]	5,850,000	5,579,859

		18,017,421

AEROSPACE & DEFENSE – 1.02%
L-3 Communications Corp. Series B
6.38%, 10/15/15	28,134,000	28,556,010
TransDigm Inc.
7.75%, 07/15/14[a]	8,429,000	8,429,000
7.75%, 07/15/14[b]	9,940,000	9,890,300

		46,875,310

AIRLINES – 0.77%
Delta Air Lines Inc.
9.50%, 09/15/14[b]	15,200,000	15,428,000
12.25%, 03/15/15[a,b]	10,500,000	10,650,937
United Airlines Inc.
9.88%, 08/01/13[b]	9,375,000	9,351,562

		35,430,499

AUTO MANUFACTURERS – 0.38%
Navistar International Corp.
8.25%, 11/01/21	17,275,000	17,447,750

		17,447,750

AUTO PARTS & EQUIPMENT – 0.99%
Allison Transmission Inc.
11.00%, 11/01/15[b]	9,325,000	9,791,250
Goodyear Tire & Rubber Co. (The)
10.50%, 05/15/16[a]	16,750,000	18,027,187
TRW Automotive Inc.
7.00%, 03/15/14[b]	9,000,000	8,370,000
7.25%, 03/15/17[a,b]	10,220,000	9,568,475

		45,756,912

BEVERAGES – 0.79%
Constellation Brands Inc.
7.25%, 05/15/17	28,729,000	28,917,606
8.38%, 12/15/14[a]	7,000,000	7,457,573

		36,375,179

Security	Principal	Value
BUILDING MATERIALS – 0.99%
Hanson Ltd.
6.13%, 08/15/16	$14,330,000	$13,920,590
Ply Gem Industries Inc.
11.75%, 06/15/13	12,457,000	12,737,282
USG Corp.
6.30%, 11/15/16	12,420,000	10,881,408
9.50%, 01/15/18	8,285,000	8,301,570

		45,840,850

CHEMICALS – 1.12%
Hexion U.S. Finance Corp.
8.88%, 02/01/18[b]	12,625,000	11,993,750
Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance ULC
9.75%, 11/15/14[a]	9,300,000	8,840,813
Huntsman International LLC
5.50%, 06/30/16[a,b]	10,500,000	9,276,750
Momentive Performance Materials Inc.
9.75%, 12/01/14[a]	12,450,000	11,703,000
Nalco Co.
8.25%, 05/15/17[a,b]	5,340,000	5,700,450
8.88%, 11/15/13	4,000,000	4,100,000

		51,614,763

COAL – 0.55%
Arch Coal Inc.
8.75%, 08/01/16[b]	11,500,000	11,931,250
Peabody Energy Corp.
7.38%, 11/01/16[a]	12,596,000	13,329,454

		25,260,704

COMMERCIAL SERVICES – 2.76%
ARAMARK Corp.
8.50%, 02/01/15[a]	24,810,000	24,964,405
Ceridian Corp.
11.25%, 11/15/15[a]	15,900,000	15,224,250
Hertz Corp. (The)
8.88%, 01/01/14[a]	40,519,000	40,997,686
10.50%, 01/01/16	500,000	519,948
Iron Mountain Inc.
8.38%, 08/15/21	9,800,000	10,081,750

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
RSC Equipment Rental Inc.
9.50%, 12/01/14[a]	$11,925,000	$11,557,313
10.00%, 07/15/17[a,b]	9,000,000	9,607,500
United Rentals (North America) Inc.
9.25%, 12/15/19	11,700,000	11,466,000
10.88%, 06/15/16	2,700,000	2,821,500

		127,240,352

COMPUTERS – 1.54%
Seagate Technology International
10.00%, 05/01/14[b]	10,675,000	12,096,109
SunGard Data Systems Inc.
9.13%, 08/15/13[a]	39,771,000	40,730,334
10.25%, 08/15/15[a]	17,550,000	18,138,650

		70,965,093

DISTRIBUTION & WHOLESALE – 0.38%
McJunkin Red Man Corp.
9.50%, 12/15/16[b]	17,775,000	17,775,000

		17,775,000

DIVERSIFIED FINANCIAL SERVICES – 5.69%
E*TRADE Financial Corp.
7.38%, 09/15/13[a]	10,200,000	9,588,000
Ford Motor Credit Co. LLC
7.80%, 06/01/12	3,430,000	3,466,252
8.00%, 06/01/14[a]	13,900,000	13,771,867
8.00%, 12/15/16[a]	30,450,000	30,435,727
8.13%, 01/15/20[a]	13,000,000	12,886,421
8.70%, 10/01/14[a]	18,250,000	18,660,625
12.00%, 05/15/15	21,500,000	24,550,014
GMAC Inc.
7.50%, 12/31/13	12,664,000	12,410,720
8.00%, 12/31/18	8,075,000	7,499,656
8.30%, 02/12/15[b]	14,843,000	15,000,707
GMAC Inc. Series 8
6.75%, 12/01/14	10,100,000	9,664,476
GMAC LLC
6.75%, 12/01/14[a]	650,000	625,623
Marsico Parent Co. LLC
10.63%, 01/15/16[a,b]	10,500,000	6,247,500
Nuveen Investments Inc.
10.50%, 11/15/15	13,500,000	12,268,125

Security	Principal	Value
Petroplus Finance Ltd.
6.75%, 05/01/14[a,b]	$8,390,000	$7,089,550
7.00%, 05/01/17[b]	8,715,000	7,102,725
9.38%, 09/15/19[b]	10,850,000	9,629,375
Residential Capital LLC
6.50%, 04/17/13	2,775,000	2,386,500
9.63%, 05/15/15[a]	43,175,000	41,555,937
Virgin Media Secured Finance PLC
6.50%, 01/15/18[b]	18,000,000	17,730,000

		262,569,800

ELECTRIC – 9.20%
AES Corp. (The)
7.75%, 10/15/15[a]	7,500,000	7,454,491
8.00%, 10/15/17[a]	38,191,000	37,941,809
8.00%, 06/01/20	9,700,000	9,515,171
Calpine Construction Finance Co. LP
8.00%, 06/01/16[a,b]	20,550,000	20,806,875
Calpine Corp.
7.25%, 10/15/17[a,b]	20,925,000	20,192,625
Edison Mission Energy
7.00%, 05/15/17[a]	28,908,000	20,958,300
7.20%, 05/15/19	16,500,000	11,735,625
7.50%, 06/15/13[a]	9,000,000	8,407,187
Energy Future Holdings Corp.
9.75%, 10/15/19	11,589,000	11,699,258
10.88%, 11/01/17[a]	15,000,000	11,312,979
Energy Future Holdings Corp. Series P
5.55%, 11/15/14[a]	14,415,000	10,396,819
Energy Future Holdings Corp. Series Q
6.50%, 11/15/24	3,000,000	1,440,000
Energy Future Intermediate Holding Co. LLC
9.75%, 10/15/19	43,478,000	43,891,650
Intergen NV
9.00%, 06/30/17[b]	22,045,000	22,678,794
Mirant North America LLC
7.38%, 12/31/13[a]	15,275,000	15,166,802

120	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
NRG Energy Inc.
7.25%, 02/01/14	$4,000,000	$4,033,333
7.38%, 02/01/16	65,884,000	64,851,055
7.38%, 01/15/17	18,950,000	18,652,919
8.50%, 06/15/19[a]	9,255,000	9,243,431
RRI Energy Inc.
7.63%, 06/15/14	8,500,000	8,123,907
7.88%, 06/15/17	14,150,000	13,234,554
Texas Competitive Electric
Holdings Co. LLC
10.25%, 11/01/15[a]	71,000,000	52,754,212

		424,491,796

ELECTRONICS – 1.08%
NXP BV/NXP Funding LLC
7.88%, 10/15/14	16,000,000	14,531,130
9.50%, 10/15/15	17,825,000	15,220,268
Sanmina-SCI Corp.
6.75%, 03/01/13	5,000,000	4,936,458
8.13%, 03/01/16[a]	15,450,000	15,150,656

		49,838,512

ENTERTAINMENT – 1.10%
AMC Entertainment Inc.
8.75%, 06/01/19[a]	11,300,000	11,681,375
Pinnacle Entertainment Inc.
8.63%, 08/01/17[a,b]	8,500,000	8,075,000
WMG Acquisition Corp.
7.38%, 04/15/14	9,650,000	9,160,128
9.50%, 06/15/16[b]	20,470,000	21,657,260

		50,573,763

FOOD – 1.93%
Smithfield Foods Inc.
7.75%, 07/01/17[a]	11,630,000	10,553,342
10.00%, 07/15/14[a,b]	15,375,000	16,605,000
SUPERVALU Inc.
7.50%, 11/15/14	7,500,000	7,487,830
8.00%, 05/01/16[a]	16,520,000	16,585,048
Tyson Foods Inc.
7.85%, 04/01/16	20,785,000	22,006,119
10.50%, 03/01/14	13,450,000	15,602,000

		88,839,339

Security	Principal	Value
FOREST PRODUCTS & PAPER – 1.58%
Domtar Corp.
10.75%, 06/01/17	$5,875,000	$6,844,375
Georgia-Pacific Corp.
7.00%, 01/15/15[a,b]	800,000	811,000
7.13%, 01/15/17[b]	21,763,000	21,980,630
8.25%, 05/01/16[a,b]	11,000,000	11,577,500
NewPage Corp.
11.38%, 12/31/14[a]	30,350,000	28,946,312
Stora Enso OYJ
6.40%, 04/15/16[b]	2,867,000	2,687,812

		72,847,629

HEALTH CARE – PRODUCTS – 0.74%
Biomet Inc.
11.63%, 10/15/17[a]	30,741,000	33,935,716

		33,935,716

HEALTH CARE – SERVICES – 6.60%
Apria Healthcare Group Inc.
11.25%, 11/01/14[a,b]	12,250,000	13,107,500
Community Health Systems Inc.
8.88%, 07/15/15[a]	50,187,000	51,600,346
DaVita Inc.
7.25%, 03/15/15	31,384,000	31,435,752
HCA Inc.
6.50%, 02/15/16[a]	16,000,000	14,934,000
7.88%, 02/15/20[b]	17,250,000	17,940,000
8.50%, 04/15/19[b]	25,000,000	26,687,500
9.13%, 11/15/14[a]	13,950,000	14,647,500
9.25%, 11/15/16	61,084,000	64,621,782
Tenet Healthcare Corp.
8.88%, 07/01/19[a,b]	16,350,000	17,167,500
9.00%, 05/01/15[a,b]	12,102,000	12,646,590
9.25%, 02/01/15[a]	9,000,000	9,108,768
10.00%, 05/01/18[a,b]	14,566,000	16,022,804
US Oncology Inc.
9.13%, 08/15/17	13,750,000	14,265,625

		304,185,667

HOLDING COMPANIES – DIVERSIFIED – 0.73%
Leucadia National Corp.
7.13%, 03/15/17[a]	7,000,000	6,787,083
8.13%, 09/15/15	9,875,000	10,046,306

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
Reynolds Group Issuer Inc.
7.75%, 10/15/16[b]	$16,500,000	$16,644,375

		33,477,764

HOME BUILDERS – 1.38%
Centex Corp.
5.25%, 06/15/15[a]	6,250,000	6,062,500
6.50%, 05/01/16	10,850,000	10,980,200
D.R. Horton Inc.
6.50%, 04/15/16	7,500,000	7,351,977
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16	13,750,000	14,368,750
KB Home
6.25%, 06/15/15	8,420,000	7,899,012
Lennar Corp. Series B
5.60%, 05/31/15	10,500,000	9,633,925
12.25%, 06/01/17[a]	6,205,000	7,430,488

		63,726,852

HOUSEHOLD PRODUCTS & WARES – 0.41%
Jarden Corp.
7.50%, 05/01/17	11,770,000	11,828,850
JohnsonDiversey Holdings Inc.
8.25%, 11/15/19[b]	7,000,000	7,192,500

		19,021,350

IRON & STEEL – 0.35%
Steel Dynamics Inc.
6.75%, 04/01/15	8,020,000	7,798,893
7.38%, 11/01/12	1,246,000	1,267,805
7.75%, 04/15/16	7,000,000	6,988,942

		16,055,640

LODGING – 5.66%
Harrah’s Operating Co. Inc.
10.00%, 12/15/18	51,642,000	38,731,500
10.00%, 12/15/18[a]	24,300,000	18,225,000
10.75%, 02/01/16	10,200,000	7,854,000
11.25%, 06/01/17	32,150,000	33,436,000
MGM MIRAGE
6.63%, 07/15/15[a]	17,400,000	13,767,750
6.75%, 04/01/13[a]	8,000,000	7,165,078
7.50%, 06/01/16[a]	10,000,000	7,951,126
7.63%, 01/15/17[a]	15,000,000	11,868,750
10.38%, 05/15/14[b]	9,000,000	9,540,000

Security	Principal	Value
11.13%, 11/15/17[b]	$4,500,000	$4,837,500
11.38%, 03/01/18[a,b]	8,000,000	7,380,000
13.00%, 11/15/13	28,442,000	32,399,783
Starwood Hotels & Resorts Worldwide Inc.
6.25%, 02/15/13	7,610,000	7,848,605
6.75%, 05/15/18[a]	12,650,000	12,640,606
7.88%, 10/15/14	9,200,000	9,786,500
Wynn Las Vegas LLC
6.63%, 12/01/14[a]	29,900,000	28,803,667
7.88%, 11/01/17[b]	8,750,000	8,575,000

		260,810,865

MACHINERY – 0.90%
Case New Holland Inc.
7.13%, 03/01/14	10,500,000	10,535,000
7.75%, 09/01/13[a,b]	16,425,000	16,630,313
Terex Corp.
8.00%, 11/15/17[a]	15,064,000	14,217,025

		41,382,338

MANUFACTURING – 0.33%
RBS Global Inc./Rexnord LLC
9.50%, 08/01/14[a]	14,976,000	15,114,528

		15,114,528

MEDIA – 8.04%
Cablevision Systems Corp.
8.63%, 09/15/17[b]	16,800,000	17,220,000
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16[a]	31,325,000	36,989,604
Charter Communications Inc.
10.88%, 09/15/14[b]	9,700,000	10,718,500
Clear Channel Communications Inc.
5.50%, 09/15/14[a]	11,100,000	6,604,500
10.75%, 08/01/16[a]	5,250,000	4,039,219
Clear Channel Worldwide Holdings Inc. Series A
9.25%, 12/15/17[a,b]	8,900,000	9,144,750
Clear Channel Worldwide Holdings Inc. Series B
9.25%, 12/15/17[b]	35,500,000	36,505,833

122	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
CSC Holdings Inc.
8.50%, 04/15/14[b]	$34,408,000	$36,300,440
8.63%, 02/15/19[b]	7,000,000	7,533,750
DISH DBS Corp.
7.88%, 09/01/19	23,500,000	24,116,875
EchoStar DBS Corp.
6.63%, 10/01/14	3,000,000	2,994,976
7.00%, 10/01/13	6,600,000	6,729,413
7.13%, 02/01/16	64,934,000	65,015,168
McClatchy Co. (The)
11.50%, 02/15/17[b]	4,075,000	3,993,500
Nielsen Finance LLC/ Nielsen Finance Co.
10.00%, 08/01/14[a]	24,473,000	25,482,511
11.50%, 05/01/16	700,000	777,438
Quebecor Media Inc.
7.75%, 03/15/16	20,086,000	20,062,635
Sirius XM Radio Inc.
9.63%, 08/01/13[a]	3,500,000	3,564,121
Umbrella Acquisition Inc.
9.75%, 03/15/15[a,b]	2,925,587	2,589,145
Univision Communications Inc.
12.00%, 07/01/14[a,b]	13,125,000	14,125,781
Videotron Ltee
9.13%, 04/15/18	8,500,000	9,217,188
XM Satellite Radio Holdings Inc.
13.00%, 08/01/13[a,b]	24,818,000	27,237,755

		370,963,102

MINING – 2.48%
Novelis Inc.
7.25%, 02/15/15	20,693,000	19,205,691
Teck Resources Ltd.
9.75%, 05/15/14	26,450,000	31,155,896
10.25%, 05/15/16	20,350,000	24,191,063
10.75%, 05/15/19	32,475,000	39,903,656

		114,456,306

OIL & GAS – 8.80%
Chesapeake Energy Corp.
6.25%, 01/15/18[a]	13,500,000	12,656,250
6.38%, 06/15/15	2,000,000	1,946,873
6.50%, 08/15/17	15,050,000	14,292,274

Security	Principal	Value
6.63%, 01/15/16	$7,000,000	$6,755,000
6.88%, 11/15/20[a]	5,050,000	4,789,083
7.25%, 12/15/18	14,200,000	13,926,194
7.63%, 07/15/13[a]	11,850,000	12,321,548
9.50%, 02/15/15[a]	40,581,000	44,075,859
Denbury Resources Inc.
8.25%, 02/15/20	4,848,000	5,017,680
Forest Oil Corp.
7.25%, 06/15/19	16,805,000	16,364,367
8.50%, 02/15/14[a]	12,530,000	12,890,238
Newfield Exploration Co.
6.63%, 04/15/16	14,805,000	14,669,287
6.88%, 02/01/20	13,125,000	12,993,750
7.13%, 05/15/18	6,150,000	6,170,660
OPTI Canada Inc.
8.25%, 12/15/14[a]	30,270,000	26,826,788
Petrohawk Energy Corp.
7.88%, 06/01/15	27,361,000	27,480,704
9.13%, 07/15/13	13,500,000	14,031,563
Pioneer Natural Resources Co.
6.65%, 03/15/17[a]	11,500,000	11,291,530
6.88%, 05/01/18[a]	6,575,000	6,427,063
7.50%, 01/15/20	7,825,000	7,805,438
Plains Exploration & Production Co.
7.00%, 03/15/17[a]	10,470,000	10,208,250
7.63%, 06/01/18	9,475,000	9,480,922
7.75%, 06/15/15	8,500,000	8,533,936
8.63%, 10/15/19[a]	6,500,000	6,760,000
10.00%, 03/01/16	9,150,000	9,950,625
Quicksilver Resources Inc.
8.25%, 08/01/15[a]	8,700,000	8,743,500
11.75%, 01/01/16	9,000,000	10,125,000
Sabine Pass LNG LP
7.50%, 11/30/16[a]	38,360,000	33,756,800
SandRidge Energy Inc.
8.00%, 06/01/18[b]	12,025,000	11,513,938
8.75%, 01/15/20[b]	8,000,000	7,880,000
Tesoro Corp.
6.50%, 06/01/17	8,725,000	7,852,500
6.63%, 11/01/15[a]	9,000,000	8,347,644

		405,885,264

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
OIL & GAS SERVICES – 0.38%
Compagnie Generale de Geophysique-Veritas
7.50%, 05/15/15	$7,000,000	$6,854,505
7.75%, 05/15/17	10,895,000	10,704,338

		17,558,843

PACKAGING & CONTAINERS – 1.35%
Ball Corp.
6.63%, 03/15/18	12,500,000	12,593,750
Berry Plastics Holding Corp.
8.88%, 09/15/14[a]	9,315,000	8,884,181
Crown Americas LLC
7.75%, 11/15/15[a]	19,686,000	20,473,440
Owens-Brockway Glass Container Inc.
6.75%, 12/01/14	7,250,000	7,286,250
7.38%, 05/15/16	12,425,000	12,890,938

		62,128,559

PHARMACEUTICALS – 0.62%
Elan Finance PLC
8.75%, 10/15/16[b]	12,000,000	11,490,000
8.88%, 12/01/13	9,510,000	9,628,875
Omnicare Inc.
6.88%, 12/15/15[a]	7,750,000	7,455,500

		28,574,375

PIPELINES – 2.19%
Dynegy Holdings Inc.
7.75%, 06/01/19	40,973,000	32,151,001
8.38%, 05/01/16[a]	7,100,000	6,208,925
El Paso Corp.
7.00%, 06/15/17	29,640,000	29,640,000
8.25%, 02/15/16	500,000	521,708
12.00%, 12/12/13	9,000,000	10,462,500
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16	13,660,000	13,187,539
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Series B
8.75%, 04/15/18	8,750,000	8,804,688

		100,976,361

Security	Principal	Value
REAL ESTATE – 0.81%
Realogy Corp.
10.50%, 04/15/14[a]	$33,525,000	$27,951,469
12.38%, 04/15/15	14,000,000	9,607,500

		37,558,969

REAL ESTATE INVESTMENT TRUSTS – 1.36%
Host Hotels & Resorts LP
6.38%, 03/15/15[a]	11,655,000	11,368,675
6.75%, 06/01/16[a]	14,000,000	13,703,967
6.88%, 11/01/14	9,235,000	9,142,650
9.00%, 05/15/17[a,b]	7,050,000	7,587,563
iStar Financial Inc.
5.95%, 10/15/13	8,861,000	5,838,397
8.63%, 06/01/13	10,000,000	7,170,833
10.00%, 06/15/14[a,b]	8,250,000	7,837,500

		62,649,585

RETAIL – 3.91%
Dollar General Corp.
10.63%, 07/15/15[a]	19,104,000	20,871,120
Inergy LP
6.88%, 12/15/14[a]	11,050,000	10,746,125
8.25%, 03/01/16	4,000,000	4,036,667
Limited Brands Inc.
6.90%, 07/15/17	27,262,000	26,510,996
Michaels Stores Inc.
10.00%, 11/01/14[a]	14,790,000	14,986,926
Neiman Marcus Group Inc.
10.38%, 10/15/15[a]	7,150,000	7,048,708
Rite Aid Corp.
8.63%, 03/01/15[a]	8,500,000	7,111,667
9.50%, 06/15/17[a]	45,770,000	37,760,250
10.38%, 07/15/16	5,000,000	5,246,745
Toys R Us Property Co. I LLC
10.75%, 07/15/17[b]	18,525,000	20,145,938
Toys R Us Property Co. II LLC
8.50%, 12/01/17[a,b]	12,625,000	12,688,125
Wendys/Arby’s Restaurants LLC
10.00%, 07/15/16	12,200,000	13,008,250

		180,161,517

124	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
SEMICONDUCTORS – 1.02%
Freescale Semiconductor Inc.
8.88%, 12/15/14[a]	$31,618,000	$27,748,664
10.13%, 12/15/16	7,000,000	5,376,760
10.13%, 03/15/18[b]	13,725,000	13,827,938

		46,953,362

SOFTWARE – 2.07%
First Data Corp.
9.88%, 09/24/15	69,123,000	59,718,062
11.25%, 03/31/16[a]	44,225,000	35,822,250

		95,540,312

TELECOMMUNICATIONS – 14.64%
Avaya Inc.
9.75%, 11/01/15	8,000,000	7,600,000
Cincinnati Bell Inc.
8.25%, 10/15/17	8,900,000	8,888,875
Citizens Communications Co.
7.13%, 03/15/19[a]	11,700,000	11,060,343
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15[a,b]	41,150,000	40,025,344
Cricket Communications Inc.
7.75%, 05/15/16[a]	19,483,000	19,848,306
9.38%, 11/01/14[a]	21,300,000	21,239,960
Crown Castle International Corp.
7.13%, 11/01/19	10,750,000	10,709,688
9.00%, 01/15/15[a]	16,200,000	17,469,000
Frontier Communications Corp.
8.13%, 10/01/18	10,600,000	10,626,500
8.25%, 05/01/14	9,975,000	10,269,615
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16	32,518,000	34,607,247
Intelsat Corp.
9.25%, 08/15/14	8,000,000	8,210,000
9.25%, 06/15/16	13,050,000	13,474,125
Intelsat Jackson Holdings Ltd.
8.50%, 11/01/19[b]	8,000,000	8,080,000
9.50%, 06/15/16	15,000,000	15,731,250

Security	Principal	Value
Intelsat Subsidiary Holding Co. Ltd.
8.88%, 01/15/15	$5,000,000	$5,087,500
8.88%, 01/15/15[b]	5,000,000	5,091,667
Level 3 Financing Inc.
9.25%, 11/01/14[a]	38,534,000	36,333,337
10.00%, 02/01/18[b]	8,000,000	7,280,000
MetroPCS Wireless Inc.
9.25%, 11/01/14[a]	36,694,000	36,582,675
Nextel Communications Inc.
5.95%, 03/15/14	21,600,000	19,597,800
Nextel Communications Inc. Series D
7.38%, 08/01/15[a]	32,655,000	30,091,736
Nextel Communications Inc. Series E
6.88%, 10/31/13[a]	17,965,000	17,197,465
NII Capital Corp.
8.88%, 12/15/19[b]	8,900,000	9,078,000
10.00%, 08/15/16[b]	17,360,000	18,792,200
Qwest Communications International Inc.
7.13%, 04/01/18[a,b]	15,000,000	14,775,000
7.50%, 02/15/14	8,250,000	8,313,407
8.00%, 10/01/15[b]	8,000,000	8,200,000
Qwest Communications International Inc. Series B
7.50%, 02/15/14	17,625,000	17,669,063
Sprint Nextel Corp.
6.00%, 12/01/16[a]	62,503,000	54,094,813
8.38%, 08/15/17[a]	10,000,000	9,683,333
Virgin Media Finance PLC
8.38%, 10/15/19	10,450,000	10,502,250
8.75%, 04/15/14	1,555,000	1,589,988
9.13%, 08/15/16	10,950,000	11,287,625
Virgin Media Finance PLC Series 1
9.50%, 08/15/16[a]	22,250,000	23,517,207
West Corp.
9.50%, 10/15/14[a]	13,654,000	13,534,528
11.00%, 10/15/16[a]	7,000,000	7,018,594

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2010

Security	Shares or Principal	Value
Windstream Corp.
7.00%, 03/15/19	$5,000,000	$4,618,750
7.88%, 11/01/17	18,600,000	18,150,500
8.63%, 08/01/16	48,576,000	49,375,561

		675,303,252

TEXTILES – 0.39%
Mohawk Industries Inc.
6.88%, 01/15/16	18,287,000	18,104,130

		18,104,130

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,171,718,641)		4,492,285,329

SHORT-TERM INVESTMENTS – 16.10%

MONEY MARKET FUNDS – 16.10%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	620,425,398	620,425,398
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	99,709,002	99,709,002
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	22,472,212	22,472,212

		742,606,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $742,606,612)		742,606,612

TOTAL INVESTMENTS IN SECURITIES – 113.52% (Cost: $4,914,325,253)		5,234,891,941

Other Assets, Less Liabilities – (13.52)%		(623,477,630)

NET ASSETS – 100.00%		$4,611,414,311

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

126	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.31%

AEROSPACE & DEFENSE – 0.94%
Boeing Co. (The)
3.50%, 02/15/15[a]	$12,000,000	$12,230,636
4.88%, 02/15/20	7,000,000	7,154,356
Lockheed Martin Corp.
4.25%, 11/15/19	10,000,000	9,777,511
6.15%, 09/01/36	15,000,000	16,025,900
United Technologies Corp.
4.88%, 05/01/15[a]	20,000,000	21,727,102
6.13%, 02/01/19[a]	35,000,000	39,268,091
6.13%, 07/15/38[a]	7,500,000	8,040,077

		114,223,673

AGRICULTURE – 2.21%
Altria Group Inc.
8.50%, 11/10/13	22,047,000	25,860,985
9.70%, 11/10/18	61,652,000	77,275,750
10.20%, 02/06/39	44,497,000	59,811,333
Philip Morris International Inc.
4.88%, 05/16/13[a]	36,889,000	39,749,870
5.65%, 05/16/18	40,746,000	43,720,628
6.38%, 05/16/38[a]	21,190,000	23,079,736

		269,498,302

AUTO MANUFACTURERS – 0.43%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13[a]	20,850,000	23,208,790
8.50%, 01/18/31[a]	24,500,000	29,636,600

		52,845,390

BANKS – 11.70%
Bank of America Corp.
4.75%, 08/01/15[a]	10,000,000	10,152,277
4.90%, 05/01/13[a]	119,697,000	125,215,727
7.38%, 05/15/14	10,000,000	11,214,596
7.63%, 06/01/19	10,000,000	11,258,098
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14[a]	42,000,000	44,404,471
5.13%, 08/27/13	5,000,000	5,466,375

Security	Principal	Value
Barclays Bank PLC
5.00%, 09/22/16[a]	$25,000,000	$25,412,375
5.13%, 01/08/20	25,000,000	24,463,611
5.20%, 07/10/14[a]	39,749,000	42,308,297
6.75%, 05/22/19	28,058,000	30,922,551
BB&T Corp.
5.20%, 12/23/15	11,000,000	11,614,808
Credit Suisse
5.40%, 01/14/20	15,000,000	14,957,997
Credit Suisse New York
5.00%, 05/15/13	109,472,000	117,327,370
5.30%, 08/13/19[a]	105,260,000	106,800,738
5.50%, 05/01/14[a]	16,500,000	17,992,094
Deutsche Bank AG London
3.88%, 08/18/14[a]	32,000,000	32,919,233
4.88%, 05/20/13[a]	25,000,000	26,852,250
6.00%, 09/01/17[a]	50,000,000	54,647,241
Deutsche Bank Financial LLC
5.38%, 03/02/15	5,000,000	5,297,656
Fifth Third Bancorp
6.25%, 05/01/13[a]	19,403,000	20,848,977
8.25%, 03/01/38	5,000,000	5,128,845
HSBC Holdings PLC
6.50%, 09/15/37[a]	103,793,000	105,349,179
PNC Funding Corp.
3.63%, 02/08/15[b]	10,000,000	10,029,200
5.13%, 02/08/20[b]	10,000,000	10,092,157
Regions Bank
7.50%, 05/15/18[a]	14,565,000	14,385,559
Royal Bank of Scotland Group PLC
5.00%, 11/12/13	6,000,000	5,572,330
5.00%, 10/01/14	14,900,000	13,706,733
6.40%, 10/21/19	25,000,000	25,067,283
U.S. Bancorp
4.20%, 05/15/14[a]	8,400,000	8,827,873
UBS AG Stamford
5.75%, 04/25/18[a]	89,751,000	92,268,718
UBS AG Stamford Series 10
5.88%, 07/15/16	5,000,000	5,110,143

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
US Bank N.A.
4.95%, 10/30/14	$29,000,000	$31,220,965
6.30%, 02/04/14[a]	5,000,000	5,586,987
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38[a]	62,279,000	63,606,193
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	119,382,000	128,794,578
Wells Fargo & Co.
3.75%, 10/01/14[a]	20,000,000	20,222,191
5.63%, 12/11/17[a]	134,708,000	141,555,177

		1,426,600,853

BEVERAGES – 2.32%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	30,000,000	31,349,058
Bottling Group LLC
5.13%, 01/15/19[a]	20,000,000	20,994,230
6.95%, 03/15/14[a]	20,000,000	23,265,744
Coca-Cola Co. (The)
4.88%, 03/15/19	23,000,000	24,125,094
5.35%, 11/15/17[a]	31,280,000	34,378,932
Diageo Capital PLC
5.75%, 10/23/17	19,000,000	20,575,912
7.38%, 01/15/14	26,000,000	30,498,894
Diageo Finance BV
5.30%, 10/28/15[a]	3,500,000	3,878,303
Pepsi Bottling Group Inc.
7.00%, 03/01/29	15,000,000	17,583,900
PepsiCo Inc.
7.90%, 11/01/18	61,272,000	76,195,068

		282,845,135

BIOTECHNOLOGY – 0.69%
Amgen Inc.
5.70%, 02/01/19[a]	34,000,000	36,895,903
6.40%, 02/01/39[a]	30,500,000	33,521,272
Genentech Inc.
4.75%, 07/15/15[a]	13,000,000	14,109,572

		84,526,747

Security	Principal	Value
BUILDING MATERIALS – 0.16%
CRH America Inc.
6.00%, 09/30/16	$18,000,000	$19,078,084

		19,078,084

CHEMICALS – 1.76%
Dow Chemical Co. (The)
7.60%, 05/15/14[a]	42,549,000	48,519,880
8.55%, 05/15/19	54,692,000	65,154,838
9.40%, 05/15/39[a]	24,979,000	32,724,161
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	24,500,000	24,683,848
4.63%, 01/15/20[a]	12,500,000	12,581,000
5.88%, 01/15/14	11,000,000	12,288,950
6.00%, 07/15/18[a]	16,400,000	18,143,880

		214,096,557

COMPUTERS – 1.91%
Hewlett-Packard Co.
4.50%, 03/01/13[a]	76,016,000	81,282,774
6.13%, 03/01/14[a]	18,000,000	20,346,813
International Business Machines Corp.
2.10%, 05/06/13	45,000,000	45,367,260
5.60%, 11/30/39	33,160,000	33,873,113
5.70%, 09/14/17	19,800,000	21,937,017
6.50%, 10/15/13	20,000,000	23,011,657
7.63%, 10/15/18	5,637,000	6,934,403

		232,753,037

COSMETICS & PERSONAL CARE – 0.88%
Procter & Gamble Co. (The)
3.50%, 02/15/15[a]	23,465,000	24,373,330
4.60%, 01/15/14	36,000,000	38,849,077
4.70%, 02/15/19[a]	22,865,000	23,717,572
5.55%, 03/05/37[a]	20,000,000	20,339,348

		107,279,327

DIVERSIFIED FINANCIAL SERVICES – 22.36%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	24,722,000	26,929,557

128	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
American Express Co.
7.25%, 05/20/14	$10,000,000	$11,395,451
8.13%, 05/20/19[a]	61,692,000	74,183,067
8.15%, 03/19/38[a]	16,661,000	21,082,524
American Express Credit Corp.
5.13%, 08/25/14	18,000,000	19,134,446
American Express Credit Corp. Series C
7.30%, 08/20/13[a]	106,767,000	120,215,417
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	15,000,000	16,428,991
6.40%, 10/02/17[a]	15,000,000	16,470,021
BP Capital Markets PLC
3.88%, 03/10/15[a]	7,500,000	7,818,719
4.75%, 03/10/19[a]	15,000,000	15,466,213
5.25%, 11/07/13	75,155,000	82,678,849
Capital One Bank (USA) N.A.
8.80%, 07/15/19[a]	72,110,000	86,248,472
Capital One Capital VI
8.88%, 05/15/40	12,000,000	12,495,000
Caterpillar Financial Services Corp.
6.13%, 02/17/14	50,275,000	56,611,699
7.15%, 02/15/19[a]	10,000,000	11,796,400
Citigroup Inc.
5.50%, 04/11/13[a]	67,602,000	70,860,836
5.85%, 07/02/13	15,000,000	15,786,545
6.01%, 01/15/15[a]	20,000,000	20,905,785
6.38%, 08/12/14	7,500,000	7,956,219
6.50%, 08/19/13	35,000,000	37,444,836
8.13%, 07/15/39	66,410,000	74,192,847
8.50%, 05/22/19[a]	119,084,000	136,797,348
Credit Suisse First Boston (USA) Inc.
5.13%, 01/15/14[a]	12,500,000	13,463,691
General Electric Capital Corp.
5.63%, 05/01/18[a]	107,881,000	110,469,242
5.88%, 01/14/38[a]	79,658,000	73,558,077
5.90%, 05/13/14[a]	42,500,000	46,585,348
6.00%, 08/07/19	15,000,000	15,615,425
6.75%, 03/15/32	22,000,000	22,531,762
6.88%, 01/10/39[a]	20,000,000	20,800,368

Security	Principal	Value
General Electric Capital Corp. Series A
3.75%, 11/14/14[a]	$40,000,000	$40,272,896
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	10,000,000	10,540,798
5.13%, 01/15/15	7,500,000	7,913,342
5.95%, 01/15/27	5,000,000	4,614,566
6.00%, 05/01/14[a]	120,316,000	132,177,354
6.15%, 04/01/18	109,886,000	115,780,574
6.75%, 10/01/37	94,887,000	91,774,621
HSBC Finance Corp.
5.00%, 06/30/15	33,000,000	34,607,471
5.50%, 01/19/16[a]	74,950,000	79,076,378
JPMorgan Chase & Co.
4.65%, 06/01/14[a]	119,692,000	126,498,405
5.13%, 09/15/14[a]	14,935,000	15,700,418
6.00%, 01/15/18	10,400,000	11,211,933
6.30%, 04/23/19	120,140,000	132,513,739
6.40%, 05/15/38[a]	35,705,000	38,260,455
Merrill Lynch & Co. Inc.
6.15%, 04/25/13	15,000,000	16,207,730
6.88%, 04/25/18	110,200,000	116,092,214
7.75%, 05/14/38	72,721,000	78,135,457
Morgan Stanley
4.75%, 04/01/14	15,000,000	15,264,862
5.63%, 09/23/19	8,000,000	7,888,158
5.95%, 12/28/17	20,000,000	20,601,323
6.00%, 05/13/14	19,750,000	21,236,499
6.00%, 04/28/15[a]	89,776,000	95,590,776
6.25%, 08/28/17	22,000,000	23,209,582
6.63%, 04/01/18	40,000,000	42,511,436
7.30%, 05/13/19	119,985,000	132,278,805
SLM Corp.
5.00%, 10/01/13	10,000,000	9,352,950
8.45%, 06/15/18	62,571,000	60,932,070

		2,726,167,967

ELECTRIC – 1.77%
Duke Energy Carolinas LLC
5.30%, 02/15/40	11,000,000	10,549,220
Duke Energy Corp.
6.30%, 02/01/14[a]	9,000,000	10,017,450

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
Exelon Corp.
4.90%, 06/15/15[a]	$13,000,000	$13,573,188
Exelon Generation Co. LLC
6.25%, 10/01/39[a]	13,000,000	13,054,373
FirstEnergy Corp.
7.38%, 11/15/31	20,250,000	21,724,711
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	10,964,000	11,659,941
6.13%, 04/01/36[a]	25,000,000	25,647,901
National Grid PLC
6.30%, 08/01/16[a]	15,000,000	16,469,098
Nisource Finance Corp.
6.40%, 03/15/18[a]	9,000,000	9,540,427
Oncor Electric Delivery Co.
7.00%, 09/01/22[a]	8,990,000	10,260,214
Pacific Gas & Electric Co.
4.80%, 03/01/14	15,000,000	16,229,269
6.05%, 03/01/34[a]	41,000,000	42,027,246
8.25%, 10/15/18	11,865,000	14,578,587

		215,331,625

FOOD – 2.82%
General Mills Inc.
5.20%, 03/17/15	12,600,000	13,746,449
5.65%, 02/15/19	12,350,000	13,279,500
5.70%, 02/15/17	15,000,000	16,459,931
Kellogg Co.
4.45%, 05/30/16	11,000,000	11,625,184
Kellogg Co. Series B
7.45%, 04/01/31[a]	15,000,000	18,288,617
Kraft Foods Inc.
5.38%, 02/10/20	50,000,000	51,637,552
6.13%, 08/23/18	58,865,000	64,051,041
6.50%, 08/11/17[a]	25,000,000	28,001,518
6.50%, 02/09/40	40,000,000	41,255,600
6.88%, 02/01/38	18,000,000	19,270,417
7.00%, 08/11/37[a]	15,000,000	16,336,523
Kroger Co. (The)
6.15%, 01/15/20	10,000,000	10,847,183
Unilever Capital Corp.
3.65%, 02/15/14[a]	10,000,000	10,439,511
4.80%, 02/15/19	9,000,000	9,386,010
5.90%, 11/15/32	17,750,000	18,799,702

		343,424,738

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.52%
International Paper Co.
7.95%, 06/15/18	$54,739,000	$63,469,808

		63,469,808

HEALTH CARE – PRODUCTS – 0.35%
Johnson & Johnson
5.15%, 07/15/18[a]	16,775,000	18,258,792
5.55%, 08/15/17	9,900,000	11,064,279
5.95%, 08/15/37	13,000,000	13,907,080

		43,230,151

HEALTH CARE – SERVICES – 0.61%
UnitedHealth Group Inc.
6.00%, 02/15/18[a]	21,653,000	23,372,460
6.88%, 02/15/38	24,388,000	26,754,437
WellPoint Inc.
5.85%, 01/15/36	14,000,000	13,728,509
6.38%, 06/15/37	10,000,000	10,431,241

		74,286,647

INSURANCE – 2.77%
Allstate Corp. (The)
5.55%, 05/09/35	10,000,000	9,562,414
American International Group Inc.
5.85%, 01/16/18	119,760,000	96,706,200
8.25%, 08/15/18	15,000,000	13,731,834
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18[a]	48,799,000	52,117,233
MetLife Inc.
5.70%, 06/15/35	15,000,000	14,378,148
6.38%, 06/15/34	5,000,000	5,165,638
6.75%, 06/01/16[a]	22,247,000	24,763,099
MetLife Inc. Series A
6.82%, 08/15/18	41,729,000	46,005,595
Prudential Financial Inc.
7.38%, 06/15/19[a]	21,500,000	24,704,314
Prudential Financial Inc. Series D
4.75%, 09/17/15[a]	20,000,000	20,713,600
6.00%, 12/01/17[a]	10,000,000	10,445,537
Prudential Financial Inc. Series S
6.63%, 12/01/37	18,750,000	19,658,205

		337,951,817

130	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
IRON & STEEL – 0.73%
ArcelorMittal
5.38%, 06/01/13[a]	$12,000,000	$12,733,477
6.13%, 06/01/18[a]	25,000,000	25,798,212
7.00%, 10/15/39	10,000,000	9,865,242
9.00%, 02/15/15[a]	15,000,000	18,022,946
9.85%, 06/01/19	18,400,000	23,041,937

		89,461,814

MACHINERY – 0.16%
Caterpillar Inc.
6.05%, 08/15/36	9,000,000	9,539,685
Deere & Co.
4.38%, 10/16/19[a]	10,077,000	10,172,864

		19,712,549

MANUFACTURING – 0.52%
General Electric Co.
5.25%, 12/06/17[a]	36,000,000	37,713,240
Honeywell International Inc.
5.00%, 02/15/19	9,000,000	9,347,130
5.30%, 03/01/18	15,000,000	16,015,725

		63,076,095

MEDIA – 6.78%
AOLTime Warner Inc.
7.63%, 04/15/31	9,000,000	10,426,639
Comcast Corp.
4.95%, 06/15/16	15,000,000	15,618,756
5.30%, 01/15/14[a]	15,000,000	16,259,995
5.70%, 05/15/18[a]	25,000,000	26,502,530
5.85%, 11/15/15[a]	15,000,000	16,655,955
5.90%, 03/15/16	26,000,000	28,402,433
6.30%, 11/15/17	6,000,000	6,618,761
6.50%, 01/15/15	10,000,000	11,325,776
6.50%, 01/15/17[a]	12,500,000	13,966,420
6.55%, 07/01/39[a]	19,500,000	20,184,625
6.95%, 08/15/37[a]	81,775,000	87,964,167
COX Communications Inc.
5.45%, 12/15/14[a]	18,000,000	19,692,526
News America Inc.
6.20%, 12/15/34[a]	25,000,000	25,157,824
6.65%, 11/15/37[a]	39,500,000	42,095,420

Security	Principal	Value
Thomson Reuters Corp.
5.70%, 10/01/14	$15,000,000	$16,643,175
5.95%, 07/15/13	14,000,000	15,601,553
6.50%, 07/15/18	9,000,000	10,203,450
Time Warner Cable Inc.
5.00%, 02/01/20[a]	30,000,000	29,690,180
6.75%, 06/15/39[a]	78,584,000	83,166,069
7.50%, 04/01/14	68,370,000	79,617,826
8.25%, 04/01/19	58,987,000	71,368,072
Time Warner Inc.
5.88%, 11/15/16[a]	13,515,000	14,811,525
6.50%, 11/15/36[a]	42,000,000	44,217,668
7.70%, 05/01/32	25,200,000	29,549,873
Viacom Inc.
6.25%, 04/30/16	23,000,000	25,536,698
6.88%, 04/30/36	24,000,000	25,584,865
7.88%, 07/30/30	15,100,000	16,140,533
Walt Disney Co. (The)
4.50%, 12/15/13	11,500,000	12,408,047
5.63%, 09/15/16[a]	10,000,000	11,111,832

		826,523,193

MINING – 0.76%
Alcoa Inc.
5.72%, 02/23/19	12,000,000	10,934,968
6.00%, 07/15/13[a]	15,000,000	15,770,724
6.75%, 07/15/18[a]	15,000,000	14,936,089
Barrick Gold Corp.
6.95%, 04/01/19	10,000,000	11,450,280
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	35,000,000	39,078,384

		92,170,445

OFFICE & BUSINESS EQUIPMENT – 0.36%
Xerox Corp.
4.25%, 02/15/15	15,000,000	15,268,177
6.35%, 05/15/18	10,000,000	10,876,333
8.25%, 05/15/14	15,000,000	17,571,893

		43,716,403

OIL & GAS – 7.45%
Anadarko Petroleum Corp.
5.95%, 09/15/16	30,000,000	32,445,402
6.45%, 09/15/36	30,000,000	31,171,413

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
Chevron Corp.
3.95%, 03/03/14[a]	$28,000,000	$29,582,737
4.95%, 03/03/19[a]	22,000,000	23,138,190
ConocoPhillips
4.75%, 02/01/14[a]	68,843,000	74,573,801
5.75%, 02/01/19	40,474,000	44,208,513
6.50%, 02/01/39	60,802,000	67,574,257
Devon Energy Corp.
7.95%, 04/15/32	9,000,000	11,314,419
Devon Financing Corp. ULC
7.88%, 09/30/31[a]	20,000,000	24,841,200
EnCana Corp.
6.50%, 08/15/34	10,000,000	10,567,517
6.50%, 02/01/38	9,000,000	9,688,802
EnCana Holdings Finance Corp.
5.80%, 05/01/14[a]	17,000,000	18,837,445
Hess Corp.
6.00%, 01/15/40	8,500,000	8,448,660
8.13%, 02/15/19	20,000,000	24,187,794
Marathon Oil Corp.
5.90%, 03/15/18[a]	15,000,000	15,803,657
6.00%, 10/01/17	5,000,000	5,359,916
6.60%, 10/01/37	10,000,000	10,521,200
7.50%, 02/15/19[a]	16,200,000	18,801,999
Nexen Inc.
5.88%, 03/10/35	8,000,000	7,520,356
6.40%, 05/15/37[a]	9,900,000	9,980,704
Pemex Project Funding Master Trust
5.75%, 03/01/18	33,750,000	34,089,754
6.63%, 06/15/35[a]	20,000,000	18,978,979
Petro-Canada
6.80%, 05/15/38	14,000,000	15,269,975
Shell International Finance BV
4.00%, 03/21/14[a]	67,401,000	71,048,685
6.38%, 12/15/38	52,041,000	57,743,352
StatoilHydro ASA
2.90%, 10/15/14	15,000,000	15,167,353
5.25%, 04/15/19	20,000,000	20,997,693
Suncor Energy Inc.
6.10%, 06/01/18	15,000,000	16,240,001
6.50%, 06/15/38[a]	18,000,000	19,018,499
6.85%, 06/01/39	10,000,000	10,897,897

Security	Principal	Value
Total Capital SA
3.13%, 10/02/15	$20,000,000	$19,935,519
Transocean Inc.
6.00%, 03/15/18[a]	15,000,000	16,231,690
6.80%, 03/15/38	13,000,000	14,506,268
Valero Energy Corp.
6.13%, 06/15/17	15,000,000	15,556,928
6.63%, 06/15/37[a]	15,000,000	14,288,196
9.38%, 03/15/19[a]	13,730,000	16,511,363
XTO Energy Inc.
6.50%, 12/15/18	35,697,000	41,416,730
6.75%, 08/01/37	10,000,000	11,734,545

		908,201,409

OIL & GAS SERVICES – 0.50%
Halliburton Co.
6.15%, 09/15/19	15,000,000	16,885,350
6.70%, 09/15/38	17,000,000	19,337,880
7.45%, 09/15/39[a]	9,750,000	12,059,760
Weatherford International Ltd.
9.63%, 03/01/19	10,000,000	12,723,982

		61,006,972

PHARMACEUTICALS – 6.48%
Abbott Laboratories
5.13%, 04/01/19	88,604,000	93,617,446
6.15%, 11/30/37[a]	15,567,000	16,913,533
AstraZeneca PLC
5.40%, 06/01/14[a]	15,000,000	16,651,697
5.90%, 09/15/17	15,000,000	16,906,463
6.45%, 09/15/37	41,008,000	45,911,751
Bristol-Myers Squibb Co.
5.88%, 11/15/36[a]	10,000,000	10,411,537
6.13%, 05/01/38[a]	12,500,000	13,464,703
Eli Lilly and Co.
4.20%, 03/06/14[a]	15,000,000	15,971,626
5.20%, 03/15/17[a]	10,000,000	10,747,523
5.55%, 03/15/37	15,000,000	15,040,703
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13[a]	37,026,000	40,060,408
5.65%, 05/15/18	44,676,000	48,726,928
6.38%, 05/15/38[a]	36,991,000	41,221,539

132	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
Merck & Co. Inc.
4.00%, 06/30/15	$31,000,000	$32,924,594
5.00%, 06/30/19[a]	23,000,000	24,055,587
5.85%, 06/30/39[a]	10,000,000	10,511,974
Novartis Capital Corp.
4.13%, 02/10/14	28,000,000	29,762,378
Novartis Securities Investment Ltd.
5.13%, 02/10/19[a]	41,000,000	43,151,887
Pfizer Inc.
5.35%, 03/15/15[a]	52,872,000	58,749,328
6.20%, 03/15/19[a]	50,139,000	56,305,978
7.20%, 03/15/39	31,941,000	39,072,794
Schering-Plough Corp./ Merck & Co. Inc.
5.30%, 12/01/13	10,000,000	11,011,383
6.00%, 09/15/17[a]	15,000,000	16,921,573
6.50%, 12/01/33[a]	13,665,000	15,460,376
6.55%, 09/15/37[a]	13,200,000	15,059,418
Wyeth
5.50%, 02/01/14[a]	5,000,000	5,544,485
5.50%, 02/15/16	4,000,000	4,422,058
5.95%, 04/01/37	39,993,000	41,860,917

		790,460,587

PIPELINES – 1.07%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17[a]	9,000,000	9,939,330
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	14,000,000	15,059,212
6.95%, 01/15/38	17,100,000	18,489,737
TransCanada PipeLines Ltd.
6.20%, 10/15/37	17,500,000	18,305,613
7.13%, 01/15/19[a]	22,865,000	26,790,792
7.63%, 01/15/39[a]	14,000,000	17,246,508
Williams Companies Inc. (The)
7.88%, 09/01/21	7,500,000	9,146,460
8.75%, 03/15/32	12,000,000	14,997,470

		129,975,122

Security	Principal	Value

REAL ESTATE INVESTMENT TRUSTS – 0.08%
Simon Property Group LP
6.13%, 05/30/18	$10,000,000	$10,407,098

		10,407,098

RETAIL – 4.34%
CVS Caremark Corp.
5.75%, 06/01/17	51,965,000	55,779,375
6.13%, 09/15/39[a]	22,000,000	22,147,223
Home Depot Inc. (The)
5.25%, 12/16/13	17,490,000	18,925,006
5.40%, 03/01/16	37,000,000	39,588,909
5.88%, 12/16/36	40,000,000	38,759,956
McDonald’s Corp.
5.35%, 03/01/18[a]	15,000,000	16,259,960
6.30%, 10/15/37	10,000,000	10,967,736
6.30%, 03/01/38[a]	9,000,000	9,836,516
Target Corp.
6.00%, 01/15/18[a]	40,800,000	45,820,052
6.50%, 10/15/37	14,400,000	15,588,729
7.00%, 01/15/38	30,000,000	34,437,344
Wal-Mart Stores Inc.
4.25%, 04/15/13[a]	65,708,000	69,836,654
5.25%, 09/01/35	10,000,000	9,681,785
5.80%, 02/15/18	15,000,000	16,772,219
6.50%, 08/15/37	110,716,000	124,641,193

		529,042,657

SOFTWARE – 1.80%
Microsoft Corp.
2.95%, 06/01/14[a]	20,000,000	20,495,041
4.20%, 06/01/19	31,000,000	31,384,375
Oracle Corp.
3.75%, 07/08/14	45,372,000	47,437,161
5.00%, 07/08/19[a]	99,737,000	104,028,266
6.13%, 07/08/39[a]	15,000,000	15,940,222

		219,285,065

TELECOMMUNICATIONS – 12.34%
AT&T Inc.
5.50%, 02/01/18[a]	118,933,000	125,793,569
5.80%, 02/15/19[a]	11,250,000	11,979,270
6.30%, 01/15/38	29,600,000	29,835,844
6.50%, 09/01/37	7,500,000	7,710,030
6.55%, 02/15/39	119,245,000	125,186,008

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Principal	Value
British Telecom PLC
5.95%, 01/15/18[a]	$16,000,000	$16,505,309
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	55,000,000	60,533,872
7.38%, 11/15/13	5,380,000	6,239,401
8.50%, 11/15/18[a]	30,000,000	37,636,846
Cisco Systems Inc.
4.45%, 01/15/20[a]	35,000,000	34,851,810
4.95%, 02/15/19[a]	35,000,000	36,353,813
5.50%, 02/22/16[a]	32,500,000	36,488,431
5.50%, 01/15/40	30,000,000	28,584,457
5.90%, 02/15/39	23,350,000	23,690,040
Deutsche Telekom International Finance BV
4.88%, 07/08/14	10,000,000	10,619,622
5.25%, 07/22/13[a]	21,800,000	23,427,614
5.75%, 03/23/16	15,000,000	16,151,200
6.00%, 07/08/19[a]	18,000,000	19,274,677
Embarq Corp.
6.74%, 06/01/13[a]	2,000,000	2,191,454
7.08%, 06/01/16	38,500,000	42,329,510
8.00%, 06/01/36[a]	13,000,000	13,755,102
France Telecom SA
4.38%, 07/08/14[a]	15,000,000	15,899,514
5.38%, 07/08/19	19,000,000	20,029,112
8.50%, 03/01/31[a]	32,400,000	42,644,328
Qwest Corp.
8.38%, 05/01/16[a]	10,000,000	10,860,000
SBC Communications Inc./ AT&T Inc.
5.10%, 09/15/14[a]	40,000,000	43,493,230
Telecom Italia Capital SA
4.95%, 09/30/14	46,000,000	47,870,742
5.25%, 11/15/13[a]	9,658,000	10,245,901
5.25%, 10/01/15[a]	10,000,000	10,410,949
6.18%, 06/18/14	7,500,000	8,142,958
7.72%, 06/04/38	64,373,000	71,558,222
Telefonica Emisiones SAU
4.95%, 01/15/15[a]	6,750,000	7,186,301
5.88%, 07/15/19[a]	22,200,000	23,386,279
6.42%, 06/20/16	25,000,000	27,866,445
7.05%, 06/20/36	34,000,000	37,541,711

Security	Shares or Principal	Value
Telefonica Europe BV
8.25%, 09/15/30[a]	$6,000,000	$7,391,306
Verizon Communications Inc.
5.85%, 09/15/35[a]	13,000,000	12,635,342
6.35%, 04/01/19[a]	30,000,000	33,195,135
6.40%, 02/15/38[a]	81,583,000	84,070,262
7.35%, 04/01/39[a]	5,200,000	6,023,181
7.75%, 12/01/30	10,000,000	11,784,481
8.75%, 11/01/18	114,693,000	144,185,302
Vodafone Group PLC
4.15%, 06/10/14	10,500,000	10,953,867
5.00%, 09/15/15	7,490,000	7,991,009
5.45%, 06/10/19	45,000,000	46,634,144
5.63%, 02/27/17	35,000,000	37,370,993
6.15%, 02/27/37	15,000,000	15,312,146

		1,503,820,739

TRANSPORTATION – 0.74%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	10,000,000	9,975,899
Union Pacific Corp.
5.70%, 08/15/18	12,000,000	12,817,471
7.88%, 01/15/19[a]	10,000,000	12,119,654
United Parcel Service Inc.
3.88%, 04/01/14	15,000,000	15,803,454
5.13%, 04/01/19[a]	22,000,000	23,748,430
6.20%, 01/15/38[a]	15,000,000	16,408,500

		90,873,408

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,391,448,966)		11,985,343,414

SHORT-TERM INVESTMENTS – 5.57%

MONEY MARKET FUNDS – 5.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	542,098,064	542,098,064
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	87,120,961	87,120,961

134	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[b,c]	49,501,744	$49,501,744

		678,720,769

TOTAL SHORT-TERM INVESTMENTS
(Cost: $678,720,769)		678,720,769

TOTAL INVESTMENTS IN SECURITIES – 103.88% (Cost: $12,070,169,735)		12,664,064,183

Other Assets, Less Liabilities – (3.88)%		(473,258,967)

NET ASSETS – 100.00%		$12,190,805,216

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	135

Schedule of Investments

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

February 28, 2010

Security	Principal	Value
SOVEREIGN BONDS & NOTES[a] – 82.77%

ARGENTINA – 2.11%
Argentina (Republic of)
2.50%, 12/31/38[b]	$32,315,000	$10,373,115
8.28%, 12/31/33[c]	21,888,560	14,282,285

		24,655,400

BRAZIL – 10.13%
Brazil (Federative Republic of)
6.50%, 06/10/19[d]	11,500,000	12,190,000
7.13%, 01/20/37	25,760,000	29,237,600
8.00%, 01/15/18	41,706,667	48,692,533
10.13%, 05/15/27	9,545,000	13,792,525
11.00%, 08/17/40	10,695,000	14,352,690

		118,265,348

BULGARIA – 0.77%
Bulgaria (Republic of)
8.25%, 01/15/15[d]	7,820,000	8,973,450

		8,973,450

CHILE – 0.56%
Chile (Republic of)
5.50%, 01/15/13	5,980,000	6,502,026

		6,502,026

COLOMBIA – 4.51%
Colombia (Republic of)
7.38%, 01/27/17	16,790,000	19,266,525
7.38%, 03/18/19	12,650,000	14,515,875
7.38%, 09/18/37	17,250,000	18,888,750

		52,671,150

CROATIA – 1.03%
Croatia (Government of)
6.75%, 11/05/19[e]	11,500,000	11,974,375

		11,974,375

EL SALVADOR – 0.58%
El Salvador (Republic of)
7.65%, 06/15/35[d]	6,670,000	6,803,400

		6,803,400

HUNGARY – 1.50%
Hungary (Republic of)
4.75%, 02/03/15	5,175,000	5,123,250
6.25%, 01/29/20	12,075,000	12,352,725

		17,475,975

Security	Principal	Value
INDONESIA – 4.57%
Indonesia (Republic of)
6.63%, 02/17/37[d]	$35,650,000	$35,828,250
6.88%, 01/17/18[d]	15,755,000	17,566,825

		53,395,075
IRAQ – 1.15%
Iraq (Republic of)
5.80%, 01/15/28[d]	17,163,000	13,430,047

		13,430,047
LEBANON – 2.84%
Lebanon (Republic of)
9.00%, 03/20/17	28,175,000	33,176,062

		33,176,062
LITHUANIA – 2.05%
Lithuania (Republic of)
6.75%, 01/15/15[d]	11,500,000	12,123,875
7.38%, 02/11/20[d]	11,500,000	11,816,250

		23,940,125
MEXICO – 6.00%
United Mexican States
5.63%, 01/15/17	15,410,000	16,411,650
6.05%, 01/11/40	3,680,000	3,624,800
6.75%, 09/27/34	26,450,000	28,433,750
United Mexican States Series A
5.88%, 02/17/14	19,550,000	21,602,750

		70,072,950
PANAMA – 2.45%
Panama (Republic of)
6.70%, 01/26/36	13,685,000	14,506,100
7.25%, 03/15/15	12,305,000	14,089,225

		28,595,325
PERU – 3.88%
Peru (Republic of)
6.55%, 03/14/37	14,490,000	15,214,500
8.38%, 05/03/16	24,610,000	30,024,200

		45,238,700
PHILIPPINE ISLANDS – 5.77%
Philippines (Republic of)
7.75%, 01/14/31	46,000,000	51,175,000
8.00%, 01/15/16	13,800,000	16,129,440

		67,304,440

136	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

February 28, 2010

Security	Principal	Value
POLAND – 3.16%
Poland (Republic of)
5.00%, 10/19/15	$14,030,000	$14,521,050
6.38%, 07/15/19	20,700,000	22,381,875

		36,902,925

RUSSIA – 9.20%
Russian Federation
7.50%, 03/31/30[d]	94,587,500	107,356,812

		107,356,812

SERBIA – 0.59%
Serbia (Republic of)
6.75%, 11/01/24[b,d]	7,130,000	6,916,100

		6,916,100

SOUTH AFRICA – 3.36%
South Africa (Republic of)
5.88%, 05/30/22	15,065,000	15,290,975
6.50%, 06/02/14	2,760,000	3,036,000
7.38%, 04/25/12	19,090,000	20,951,275

		39,278,250

TURKEY – 8.13%
Turkey (Republic of)
6.88%, 03/17/36	44,735,000	44,902,756
7.25%, 03/15/15	44,850,000	50,007,750

		94,910,506

UKRAINE – 1.22%
Ukraine (Government of)
7.65%, 06/11/13[d]	14,950,000	14,239,875

		14,239,875

URUGUAY – 2.16%
Uruguay (Republic of)
7.63%, 03/21/36	23,575,000	25,225,250

		25,225,250

VENEZUELA – 4.53%
Venezuela (Republic of)
5.75%, 02/26/16[d]	46,460,000	32,405,850
7.75%, 10/13/19[d]	4,485,000	3,061,013
8.25%, 10/13/24[d]	2,875,000	1,904,688
9.25%, 09/15/27	20,700,000	15,473,250

		52,844,801

Security	Principal	Value
VIETNAM – 0.52%
Vietnam (Republic of)
6.75%, 01/29/20[d]	$5,980,000	$6,032,325

		6,032,325

TOTAL SOVEREIGN BONDS & NOTES (Cost: $940,186,356)		966,180,692

QUASI-SOVEREIGN BONDS & NOTES[a] – 12.86%

INDONESIA – 1.02%
Majapahit Holding BV
7.75%, 01/20/20[d]	11,500,000	11,931,250

		11,931,250

KAZAKHSTAN – 2.67%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13[d]	12,650,000	13,851,750
9.13%, 07/02/18[d]	15,180,000	17,343,150

		31,194,900

MALAYSIA – 3.82%
Petronas Capital Ltd.
5.25%, 08/12/19[d]	28,635,000	28,959,151
7.00%, 05/22/12[d]	14,145,000	15,654,372

		44,613,523

MEXICO – 1.62%
Pemex Project Funding Master Trust
6.63%, 06/15/35	11,500,000	10,953,750
Petroleos Mexicanos
8.00%, 05/03/19	6,900,000	7,995,720

		18,949,470

PHILIPPINE ISLANDS – 1.11%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[d]	12,305,000	12,920,250

		12,920,250

RUSSIA – 0.89%
RSHB Capital SA Russian Agricultural Bank
9.00%, 06/11/14[d]	9,200,000	10,396,000

		10,396,000

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

February 28, 2010

Security	Shares or Principal	Value
UKRAINE – 0.90%
Naftogaz Ukraine
9.50%, 09/30/14	$10,925,000	$10,488,000

		10,488,000

VENEZUELA – 0.83%
Petroleos de Venezuela SA
5.38%, 04/12/27	19,895,000	9,698,813

		9,698,813

TOTAL QUASI-SOVEREIGN BONDS & NOTES (Cost: $145,969,195)		150,192,206

U.S. GOVERNMENT BONDS & NOTES – 1.72%

UNITED STATES – 1.72%
U.S. Treasury Notes
3.25%, 06/30/16	19,550,000	20,042,464

		20,042,464

TOTAL U.S. GOVERNMENT BONDS & NOTES (Cost: $19,893,920)		20,042,464

SHORT-TERM INVESTMENTS – 0.68%

MONEY MARKET FUNDS – 0.68%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%[f,g]	7,920,052	7,920,052

		7,920,052

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,920,052)		7,920,052

TOTAL INVESTMENTS IN SECURITIES – 98.03% (Cost: $1,113,969,523)		1,144,335,414

Other Assets, Less Liabilities – 1.97%		23,003,181

NET ASSETS – 100.00%		$1,167,338,595

[a]	Investments are denominated in U.S. dollars.
[b]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

138	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES 10+ YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 86.98%

AEROSPACE & DEFENSE – 1.95%
Boeing Co. (The)
4.88%, 02/15/20	$140,000	$143,688
United Technologies Corp.
6.05%, 06/01/36	50,000	53,218

		196,906

AGRICULTURE – 2.44%
Altria Group Inc.
10.20%, 02/06/39	86,000	115,477
Archer-Daniels-Midland Co.
6.45%, 01/15/38	44,000	50,064
Philip Morris International Inc.
6.38%, 05/16/38	74,000	81,189

		246,730

AUTO MANUFACTURERS – 0.83%
DaimlerChrysler North America Holding Corp.
8.50%, 01/18/31	68,000	83,598

		83,598

BANKS – 2.97%
HSBC Holdings PLC
6.50%, 09/15/37	170,000	173,755
Wells Fargo Capital X
5.95%, 12/15/36	146,000	127,020

		300,775

BEVERAGES – 1.09%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39[a]	84,000	110,480

		110,480

BIOTECHNOLOGY – 0.61%
Amgen Inc.
6.40%, 02/01/39	56,000	61,866

		61,866

CHEMICALS – 0.65%
Dow Chemical Co. (The)
9.40%, 05/15/39	50,000	65,770

		65,770

Security	Principal	Value
COMMERCIAL SERVICES – 0.87%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	$82,000	$87,848

		87,848

COMPUTERS – 0.77%
International Business Machines Corp.
8.00%, 10/15/38	58,000	78,045

		78,045

COSMETICS & PERSONAL CARE – 0.59%
Procter & Gamble Co. (The)
5.55%, 03/05/37	58,000	59,401

		59,401

DIVERSIFIED FINANCIAL SERVICES – 9.67%
Citigroup Inc.
6.88%, 03/05/38	192,000	187,246
General Electric Capital Corp.
5.88%, 01/14/38	80,000	74,278
6.75%, 03/15/32	202,000	208,362
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	190,000	169,024
JPMorgan Chase & Co.
6.40%, 05/15/38	50,000	54,288
JPMorgan Chase Capital XXV
6.80%, 10/01/37	148,000	145,648
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	130,000	139,728

		978,574

ELECTRIC – 12.25%
Appalachian Power Co.
7.95%, 01/15/20	132,000	160,967
Dominion Resources Inc.
6.30%, 03/15/33	150,000	156,933
E.ON International Finance BV
6.65%, 04/30/38[a]	54,000	61,729
Electricite De France
6.95%, 01/26/39[a]	60,000	69,425
FirstEnergy Corp.
7.38%, 11/15/31	98,000	105,741

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES 10+ YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Florida Power & Light Co.
5.95%, 02/01/38	$84,000	$87,765
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	46,000	47,185
8.48%, 09/15/28	104,000	129,520
Oncor Electric Delivery Co.
7.50%, 09/01/38	50,000	59,181
Pacific Gas & Electric Co.
6.05%, 03/01/34	106,000	111,115
Progress Energy Inc.
7.75%, 03/01/31	80,000	94,144
South Carolina Electric & Gas Co.
6.05%, 01/15/38	62,000	65,192
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	86,000	90,480

		1,239,377

FOOD – 0.21%
Kraft Foods Inc.
6.88%, 02/01/38	20,000	21,614

		21,614

FOREST PRODUCTS & PAPER – 0.60%
International Paper Co.
8.70%, 06/15/38	50,000	61,271

		61,271

HEALTH CARE – SERVICES – 0.83%
Aetna Inc.
6.75%, 12/15/37	76,000	84,436

		84,436

INSURANCE – 5.13%
Allstate Corp. (The)
6.90%, 05/15/38	74,000	83,775
AXA SA
8.60%, 12/15/30	80,000	95,092
MetLife Inc.
6.50%, 12/15/32	134,000	139,201
Prudential Financial Inc. Series C
5.40%, 06/13/35	150,000	135,129
Travelers Companies Inc. (The)
6.25%, 06/15/37	62,000	65,535

		518,732

Security	Principal	Value
MACHINERY – 0.52%
Caterpillar Inc.
6.05%, 08/15/36	$50,000	$52,169

		52,169

MEDIA – 6.49%
AOL Time Warner Inc.
7.63%, 04/15/31	130,000	151,990
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	182,000	243,303
News America Inc.
6.65%, 11/15/37	130,000	138,052
Time Warner Entertainment Co.
8.38%, 07/15/33	102,000	122,997

		656,342

MINING – 1.66%
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	90,000	101,394
Vale Overseas Ltd.
8.25%, 01/17/34	58,000	66,767

		168,161

MISCELLANEOUS – MANUFACTURING – 1.07%
Siemens Financieringsmat
6.13%, 08/17/26[a]	100,000	107,836

		107,836

MULTI-NATIONAL – 1.20%
International Bank for Reconstruction and Development
7.63%, 01/19/23	92,000	121,555

		121,555

OIL & GAS – 9.90%
Apache Corp.
6.00%, 01/15/37	54,000	57,140
ConocoPhillips Holding Co.
6.95%, 04/15/29	178,000	204,161
Devon Financing Corp. ULC
7.88%, 09/30/31	72,000	89,950
Husky Energy Inc.
7.25%, 12/15/19	60,000	69,773
Nexen Inc.
6.40%, 05/15/37	84,000	84,756

140	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES 10+ YEAR CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
Pemex Project Funding Master Trust
6.63%, 06/15/35	$100,000	$94,000
Petrobras International Finance Co.
5.75%, 01/20/20	70,000	71,061
Petro-Canada
6.80%, 05/15/38	80,000	87,723
Shell International Finance BV
6.38%, 12/15/38	68,000	75,807
Valero Energy Corp.
6.63%, 06/15/37	78,000	73,733
XTO Energy Inc.
6.75%, 08/01/37	80,000	94,333

		1,002,437
OIL & GAS SERVICES – 0.52%
Weatherford International Ltd.
7.00%, 03/15/38	50,000	52,675

		52,675
PHARMACEUTICALS – 4.66%
AstraZeneca PLC
6.45%, 09/15/37	58,000	65,238
Bristol-Myers Squibb Co.
6.13%, 05/01/38	48,000	51,910
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	58,000	64,603
Pfizer Inc.
7.20%, 03/15/39	62,000	76,053
Roche Holdings Inc.
7.00%, 03/01/39[a]	60,000	71,877
Schering-Plough Corp./ Merck & Co. Inc.
6.50%, 12/01/33	60,000	68,249
Wyeth
5.95%, 04/01/37	70,000	73,801

		471,731
PIPELINES – 2.66%
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	92,000	100,063
TransCanada PipeLines Ltd.
7.63%, 01/15/39	26,000	31,973
Williams Companies Inc. (The)
8.75%, 03/15/32	82,000	102,554

Security	Principal	Value
Williams Partners LP
6.30%, 04/15/40[a]	$35,000	$35,087

		269,677
RETAIL – 4.08%
Home Depot Inc. (The)
5.88%, 12/16/36	90,000	88,039
McDonald’s Corp.
6.30%, 10/15/37	50,000	54,668
Target Corp.
7.00%, 01/15/38	100,000	116,025
Wal-Mart Stores Inc.
6.50%, 08/15/37	136,000	154,530

		413,262
SOFTWARE – 0.21%
Oracle Corp.
6.13%, 07/08/39	20,000	21,264

		21,264
TELECOMMUNICATIONS – 10.03%
AT&T Inc.
6.30%, 01/15/38	164,000	165,510
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
8.75%, 03/01/31	88,000	113,542
Cisco Systems Inc.
5.90%, 02/15/39	66,000	67,299
Deutsche Telekom International Finance BV
8.75%, 06/15/30	86,000	108,431
France Telecom SA
8.50%, 03/01/31	70,000	93,515
Telecom Italia Capital SA
7.72%, 06/04/38	76,000	84,940
Telefonica Europe BV
8.25%, 09/15/30	74,000	91,192
Verizon Communications Inc.
7.75%, 12/01/30	198,000	235,367
Vodafone Group PLC
7.88%, 02/15/30	46,000	55,172

		1,014,968

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES 10+ YEAR CREDIT BOND FUND

February 28, 2010

Security	Shares or Principal	Value
TRANSPORTATION – 2.52%
Canadian National Railway Co.
6.38%, 11/15/37	$72,000	$81,130
Union Pacific Corp.
6.63%, 02/01/29	92,000	99,763
United Parcel Service Inc.
6.20%, 01/15/38	68,000	74,439

		255,332

TOTAL CORPORATE BONDS & NOTES (Cost: $8,807,287)		8,802,832

FOREIGN GOVERNMENT BONDS & NOTES[b] – 10.41%
Brazil (Federative Republic of)
10.13%, 05/15/27	136,000	194,820
11.00%, 08/17/15	140,000	186,410
Italy (Republic of)
5.38%, 06/15/33	92,000	92,502
Peru (Republic of)
6.55%, 03/14/37	60,000	61,200
Quebec (Province of)
7.13%, 02/09/24	80,000	95,902
7.50%, 09/15/29	80,000	104,093
Russian Federation
7.50%, 03/31/30[a]	127,840	144,843
United Mexican States
7.50%, 04/08/33	152,000	173,660

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $1,061,560)		1,053,430

SHORT-TERM INVESTMENTS – 1.33%

MONEY MARKET FUNDS – 1.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%[c,d]	134,777	134,777

		134,777

TOTAL SHORT-TERM INVESTMENTS (Cost: $134,777)		134,777

Value
TOTAL INVESTMENTS IN SECURITIES – 98.72% (Cost: $10,003,624)	$9,991,039

Other Assets, Less Liabilities – 1.28%	129,152

NET ASSETS – 100.00%	$10,120,191

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

142	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
CORPORATE BONDS & NOTES – 45.40%

AGRICULTURE – 0.99%
Altria Group Inc.
10.20%, 02/06/39	$30,000	$40,283
Philip Morris International Inc.
6.38%, 05/16/38	9,000	9,874

		50,157

BANKS – 1.09%
HSBC Holdings PLC
6.50%, 09/15/37	50,000	51,104
KfW
0.00%, 06/29/37	16,000	4,066

		55,170

BEVERAGES – 1.62%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39[a]	24,000	31,566
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	38,000	50,061

		81,627

COMMERCIAL SERVICES – 0.55%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	26,000	27,854

		27,854

COSMETICS & PERSONAL CARE – 0.08%
Procter & Gamble Co. (The)
5.55%, 03/05/37	4,000	4,097

		4,097

DIVERSIFIED FINANCIAL SERVICES – 5.58%
Citigroup Inc.
6.88%, 03/05/38	46,000	44,861
General Electric Capital Corp.
5.88%, 01/14/38	5,000	4,642
6.75%, 03/15/32	78,000	80,457
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	59,000	52,486
JPMorgan Chase Capital XXV
6.80%, 10/01/37	47,000	46,253
Merrill Lynch & Co. Inc.
6.22%, 09/15/26	57,000	53,320

		282,019

Security	Principal	Value
ELECTRIC – 4.72%
Duke Energy Carolinas LLC
6.10%, 06/01/37	$29,000	$30,678
FirstEnergy Corp.
7.38%, 11/15/31	32,000	34,528
Florida Power & Light Co.
5.95%, 02/01/38	25,000	26,120
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	43,000	44,107
Pacific Gas & Electric Co.
6.05%, 03/01/34	13,000	13,627
Progress Energy Inc.
7.75%, 03/01/31	29,000	34,127
Public Service Co. of Colorado
6.25%, 09/01/37	24,000	26,250
San Diego Gas & Electric Co.
6.13%, 09/15/37	27,000	29,260

		238,697

FOOD – 0.47%
Kraft Foods Inc.
6.88%, 02/01/38	22,000	23,775

		23,775

HEALTH CARE – PRODUCTS – 0.09%
Johnson & Johnson
5.95%, 08/15/37	4,000	4,399

		4,399

HEALTH CARE – SERVICES – 0.86%
UnitedHealth Group Inc.
6.88%, 02/15/38	25,000	27,658
WellPoint Inc.
6.38%, 06/15/37	15,000	15,792

		43,450

INSURANCE – 1.77%
Allstate Corp. (The)
6.90%, 05/15/38	24,000	27,170
MetLife Inc.
5.70%, 06/15/35	34,000	32,342
6.40%, 12/15/31	35,000	29,750

		89,262

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
MACHINERY – 0.66%
Caterpillar Inc.
6.05%, 08/15/36	$32,000	$33,388

		33,388

MEDIA – 3.65%
AOL Time Warner Inc.
7.63%, 04/15/31	41,000	47,935
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	50,000	66,841
News America Inc.
6.65%, 11/15/37	35,000	37,168
Time Warner Entertainment Co.
8.38%, 07/15/33	27,000	32,558

		184,502

MISCELLANEOUS – MANUFACTURING – 1.07%
Siemens Financieringsmat
6.13%, 08/17/26[a]	50,000	53,918

		53,918

MULTI-NATIONAL – 1.26%
International Bank for Reconstruction and Development
7.63%, 01/19/23	48,000	63,420

		63,420

OIL & GAS – 6.24%
ConocoPhillips Holding Co.
6.95%, 04/15/29	54,000	61,937
Devon Financing Corp. ULC
7.88%, 09/30/31	22,000	27,485
Nexen Inc.
5.88%, 03/10/35	75,000	71,469
Petrobras International Finance Co.
5.75%, 01/20/20	25,000	25,379
Petro-Canada
6.80%, 05/15/38	25,000	27,413
Shell International Finance BV
6.38%, 12/15/38	20,000	22,296
StatoilHydro ASA
6.50%, 12/01/28[a]	26,000	28,532
Suncor Energy Inc.
6.50%, 06/15/38	21,000	22,213

Security	Principal	Value
XTO Energy Inc.
6.75%, 08/01/37	$24,000	$28,300

		315,024

OIL & GAS SERVICES – 0.54%
Halliburton Co.
7.45%, 09/15/39	22,000	27,361

		27,361

PHARMACEUTICALS – 2.22%
AstraZeneca PLC
6.45%, 09/15/37	14,000	15,747
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	15,000	16,708
Pfizer Inc.
7.20%, 03/15/39	18,000	22,080
Roche Holdings Inc.
7.00%, 03/01/39[a]	16,000	19,167
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	19,000	21,612
Wyeth
5.95%, 04/01/37	16,000	16,869

		112,183

PIPELINES – 1.15%
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	26,000	28,279
Williams Companies Inc. (The)
8.75%, 03/15/32	24,000	30,016

		58,295

RETAIL – 2.90%
Home Depot Inc. (The)
5.88%, 12/16/36	26,000	25,434
Lowe’s Companies Inc.
5.50%, 10/15/35	25,000	24,562
Target Corp.
7.00%, 01/15/38	50,000	58,013
Wal-Mart Stores Inc.
6.50%, 08/15/37	34,000	38,633

		146,642

TELECOMMUNICATIONS – 6.43%
AT&T Inc.
6.30%, 01/15/38	23,000	23,212

144	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Principal	Value
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
8.75%, 03/01/31	$64,000	$82,576
British Telecom PLC
8.63%, 12/15/30	18,000	22,722
Cisco Systems Inc.
5.90%, 02/15/39	22,000	22,433
Deutsche Telekom International Finance BV
8.75%, 06/15/30	24,000	30,260
France Telecom SA
8.50%, 03/01/31	18,000	24,047
Telecom Italia Capital SA
7.72%, 06/04/38	21,000	23,470
Telefonica Europe BV
8.25%, 09/15/30	21,000	25,879
Verizon Communications Inc.
7.75%, 12/01/30	59,000	70,135

		324,734

TRANSPORTATION – 1.46%
Canadian National Railway Co.
6.38%, 11/15/37	20,000	22,536
Norfolk Southern Corp.
7.05%, 05/01/37	27,000	31,671
United Parcel Service Inc.
6.20%, 01/15/38	18,000	19,705

		73,912

TOTAL CORPORATE BONDS & NOTES (Cost: $2,304,929)		2,293,886

FOREIGN GOVERNMENT BONDS & NOTES[b] – 5.15%
Brazil (Federative Republic of)
8.88%, 04/15/24	39,000	50,213
11.00%, 08/17/15	36,000	47,934
Italy (Republic of)
5.38%, 06/15/33	42,000	42,229
Peru (Republic of)
8.75%, 11/21/33	16,000	20,681
Quebec (Province of)
7.50%, 09/15/29	40,000	52,046

Security	Principal	Value
United Mexican States
6.05%, 01/11/40	$29,000	$27,731
11.50%, 05/15/26	12,000	19,440

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $265,081)		260,274

MUNICIPAL DEBT OBLIGATIONS – 2.03%

CALIFORNIA – 0.99%
Bay Area Toll Authority Toll Bridge Revenue
6.26%, 04/01/40	30,000	30,155
California State, General Obligations Unlimited
7.55%, 04/01/39	20,000	19,586

		49,741

ILLINOIS – 0.49%
Illinois State, General Obligations Unlimited
6.63%, 02/01/35	25,000	24,840

		24,840

NEW YORK – 0.55%
New York City, General Obligations Unlimited
5.21%, 10/01/31	30,000	27,654

		27,654

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $102,710)		102,235

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 46.06%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.94%
Federal Home Loan Mortgage Corp.
0.00%, 06/17/10	56,000	13,353
6.00%, 04/16/12	50,000	51,402
6.25%, 07/15/32	21,000	24,903
6.75%, 03/15/31	14,000	17,427
Federal National Mortgage Association
5.00%, 06/18/10	50,000	50,087
5.63%, 07/15/37	37,000	39,991

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Continued)

iSHARES 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 28, 2010

Security	Shares or Principal	Value
6.63%, 11/15/30	$16,000	$19,617
7.25%, 05/15/30	11,000	14,342
Tennessee Valley Authority
7.13%, 05/01/30	55,000	69,091

		300,213

U.S. GOVERNMENT OBLIGATIONS – 40.12%
U.S. Treasury Bonds
3.50%, 02/15/39	270,000	225,365
4.25%, 05/15/39	230,000	219,737
4.38%, 02/15/38	25,000	24,514
4.38%, 11/15/39	25,000	24,372
4.75%, 02/15/37	171,000	178,531
5.25%, 11/15/28	57,000	63,361
5.25%, 02/15/29	54,000	60,012
5.38%, 02/15/31	49,000	55,461
6.00%, 02/15/26	4,000	4,802
6.25%, 08/15/23	140,000	171,055
6.25%, 05/15/30	101,000	126,285
6.38%, 08/15/27	79,000	98,925
6.50%, 11/15/26	85,000	107,465
6.88%, 08/15/25	42,000	54,627
7.25%, 08/15/22	139,000	183,812
7.88%, 02/15/21	142,000	194,429
8.13%, 08/15/21	147,000	205,409
8.75%, 08/15/20	20,000	28,788

		2,026,950

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $2,356,252)		2,327,163

SHORT-TERM INVESTMENTS – 0.75%

MONEY MARKET FUNDS – 0.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%[c,d]	38,067	38,067

		38,067

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,067)		38,067

Value
TOTAL INVESTMENTS IN SECURITIES – 99.39% (Cost: $5,067,039)	$5,021,625

Other Assets, Less Liabilities – 0.61%	30,870

NET ASSETS – 100.00%	$5,052,495

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

146	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2010

	iShares Barclays
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,344,201,866	$2,078,645,550	$498,566,581	$417,276,004
Affiliated issuers (Note 2)	349,362,343	144,033,279	26,783,591	104,145,800

Total cost of investments	$5,693,564,209	$2,222,678,829	$525,350,172	$521,421,804

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$5,457,846,273	$2,202,199,934	$527,542,637	$431,209,297
Affiliated issuers (Note 2)	349,397,279	144,800,825	26,787,068	104,145,800

Total fair value of investments	5,807,243,552	2,347,000,759	554,329,705	535,355,097
Receivables:
Investment securities sold	–	5,080,233	15,696,210	12,533,389
Due from custodian (Note 4)	6,440,318	2,741,616	–	–
Interest	72,332,934	31,401,524	8,035,484	4,027,078
Capital shares sold	216,730	–	101,162	–

Total Assets	5,886,233,534	2,386,224,132	578,162,561	551,915,564

LIABILITIES
Payables:
Investment securities purchased	79,754,311	7,916,434	15,486,224	12,996,570
Collateral for securities on loan (Note 5)	257,733,563	121,537,686	22,823,015	102,269,414
Capital shares redeemed	–	124,862	–	–
Investment advisory fees (Note 2)	824,804	336,561	77,817	65,287

Total Liabilities	338,312,678	129,915,543	38,387,056	115,331,271

NET ASSETS	$5,547,920,856	$2,256,308,589	$539,775,505	$436,584,293

Net assets consist of:
Paid-in capital	$5,417,931,680	$2,124,132,921	$509,553,119	$422,933,270
Undistributed net investment income	15,867,164	8,178,869	2,115,995	1,084,440
Undistributed net realized gain (accumulated net realized loss)	442,669	(325,131)	(873,142)	(1,366,710)
Net unrealized appreciation	113,679,343	124,321,930	28,979,533	13,933,293

NET ASSETS	$5,547,920,856	$2,256,308,589	$539,775,505	$436,584,293

Shares outstanding[b]	53,400,000	21,800,000	5,300,000	4,100,000

Net asset value per share	$103.89	$103.50	$101.84	$106.48

[a]	Securities on loan with values of $248,999,553, $117,470,331, $22,030,047 and $99,533,394, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	147

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2010

	iShares Barclays
	Government/ Credit Bond Fund	MBS Bond Fund	Agency Bond Fund	Aggregate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$151,841,009	$1,778,531,292	$263,728,456	$10,956,628,739
Affiliated issuers (Note 2)	39,781,731	1,788,820,431	60,948,468	6,483,375,962

Total cost of investments	$191,622,740	$3,567,351,723	$324,676,924	$17,440,004,701

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$156,329,205	$1,781,802,947	$267,874,555	$11,221,919,778
Affiliated issuers (Note 2)	39,781,731	1,788,820,431	60,948,468	6,483,861,881

Total fair value of investments	196,110,936	3,570,623,378	328,823,023	17,705,781,659
Receivables:
Investment securities sold	1,136,362	114,687,760	–	324,068,936
Interest	1,688,595	3,082,472	1,965,636	81,022,963

Total Assets	198,935,893	3,688,393,610	330,788,659	18,110,873,558

LIABILITIES
Payables:
Investment securities purchased	1,675,582	1,895,211,190	–	4,607,017,276
Collateral for securities on loan (Note 5)	38,344,520	–	58,819,980	2,156,424,968
Investment advisory fees (Note 2)	24,227	343,934	41,375	1,732,598

Total Liabilities	40,044,329	1,895,555,124	58,861,355	6,765,174,842

NET ASSETS	$158,891,564	$1,792,838,486	$271,927,304	$11,345,698,716

Net assets consist of:
Paid-in capital	$154,698,595	$1,728,710,744	$267,251,860	$10,956,219,954
Undistributed net investment income	393,684	6,454,806	694,807	36,082,008
Undistributed net realized gain (accumulated net realized loss)	(688,911)	54,401,281	(165,462)	87,619,796
Net unrealized appreciation	4,488,196	3,271,655	4,146,099	265,776,958

NET ASSETS	$158,891,564	$1,792,838,486	$271,927,304	$11,345,698,716

Shares outstanding[b]	1,500,000	16,700,000	2,500,000	108,500,000

Net asset value per share	$105.93	$107.36	$108.77	$104.57

[a]	Securities on loan with values of $37,470,062, $—, $57,667,709 and $2,103,258,167, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

148	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2010

	iShares iBoxx		iShares JPMorgan	iShares
	$ High Yield Corporate Bond Fund	$ Investment Grade Corporate Bond Fund	USD Emerging Markets Bond Fund	10+ Year Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,171,718,641	$11,371,124,166	$1,106,049,471	$9,868,847
Affiliated issuers (Note 2)	742,606,612	699,045,569	7,920,052	134,777

Total cost of investments	$4,914,325,253	$12,070,169,735	$1,113,969,523	$10,003,624

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,492,285,329	$11,965,222,057	$1,136,415,362	$9,856,262
Affiliated issuers (Note 2)	742,606,612	698,842,126	7,920,052	134,777

Total fair value of investments	5,234,891,941	12,664,064,183	1,144,335,414	9,991,039
Receivables:
Investment securities sold	56,897,291	195,237,070	36,134,680	–
Interest	99,516,010	175,872,669	21,635,799	165,973
Capital shares sold	5,985	–	288,387	–

Total Assets	5,391,311,227	13,035,173,922	1,202,394,280	10,157,012

LIABILITIES
Payables:
Investment securities purchased	58,005,140	213,747,355	34,524,146	35,511
Collateral for securities on loan (Note 5)	720,134,400	629,219,025	–	–
Investment advisory fees (Note 2)	1,757,376	1,402,326	531,539	1,310

Total Liabilities	779,896,916	844,368,706	35,055,685	36,821

NET ASSETS	$4,611,414,311	$12,190,805,216	$1,167,338,595	$10,120,191

Net assets consist of:
Paid-in capital	$4,272,895,691	$11,555,900,445	$1,139,323,361	$10,095,315
Undistributed net investment income	34,400,108	53,234,959	5,563,102	41,372
Accumulated net realized loss	(16,448,176)	(12,224,636)	(7,913,759)	(3,911)
Net unrealized appreciation (depreciation)	320,566,688	593,894,448	30,365,891	(12,585)

NET ASSETS	$4,611,414,311	$12,190,805,216	$1,167,338,595	$10,120,191

Shares outstanding[b]	53,600,000	115,900,000	11,500,000	200,000

Net asset value per share	$86.03	$105.18	$101.51	$50.60

[a]	Securities on loan with values of $685,428,434, $608,156,163, $— and $—, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	149

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2010

iShares
10+ Year Government/Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,028,972
Affiliated issuers (Note 2)	38,067

Total cost of investments	$5,067,039

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$4,983,558
Affiliated issuers (Note 2)	38,067

Total fair value of investments	5,021,625
Receivables:
Interest	62,845

Total Assets	5,084,470

LIABILITIES
Payables:
Investment securities purchased	31,210
Investment advisory fees (Note 2)	765

Total Liabilities	31,975

NET ASSETS	$5,052,495

Net assets consist of:
Paid-in capital	$5,079,983
Undistributed net investment income	20,239
Accumulated net realized loss	(2,313)
Net unrealized depreciation	(45,414)

NET ASSETS	$5,052,495

Shares outstanding[a]	100,000

Net asset value per share	$50.52

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

150	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2010

	iShares Barclays
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$123,440,167	$78,431,030	$20,244,644	$12,643,984
Interest from affiliated issuers (Note 2)	84,445	113,248	7,034	1,412
Securities lending income from affiliated issuers (Note 2)	136,665	52,502	13,541	201,292

Total investment income	123,661,277	78,596,780	20,265,219	12,846,688

EXPENSES
Investment advisory fees (Note 2)	6,479,457	3,035,233	745,367	743,452

Total expenses	6,479,457	3,035,233	745,367	743,452

Net investment income	117,181,820	75,561,547	19,519,852	12,103,236

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	16,370,760	5,795,170	1,118,373	(122,422)
Investments in affiliated issuers (Note 2)	191,239	(447)	–	–
In-kind redemptions	18,672,858	–	310,055	2,237,040

Net realized gain	35,234,857	5,794,723	1,428,428	2,114,618

Net change in unrealized appreciation (depreciation)	128,349,669	143,236,915	37,437,974	11,404,343

Net realized and unrealized gain	163,584,526	149,031,638	38,866,402	13,518,961

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$280,766,346	$224,593,185	$58,386,254	$25,622,197

See notes to financial statements.

FINANCIAL STATEMENTS	151

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2010

	iShares Barclays
	Government/ Credit Bond Fund	MBS Bond Fund	Agency Bond Fund	Aggregate Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,596,384	$100,412	$4,358,025	$258,864,381
Interest from affiliated issuers (Note 2)	1,082	2,209,494	663	8,578,378
Securities lending income from affiliated issuers (Note 2)	55,392	–	51,483	3,714,465

Total investment income	4,652,858	2,309,906	4,410,171	271,157,224

EXPENSES
Investment advisory fees (Note 2)	250,461	4,041,180	404,286	20,732,151

Total expenses	250,461	4,041,180	404,286	20,732,151

Net investment income (loss)	4,402,397	(1,731,274)	4,005,885	250,425,073

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(404,033)	98,123,732	77,126	219,360,611
Investments in affiliated issuers (Note 2)	–	–	–	3,611
In-kind redemptions	463,087	–	–	10,046,328

Net realized gain	59,054	98,123,732	77,126	229,410,550

Net change in unrealized appreciation (depreciation)	5,529,342	(81,132)	3,563,822	362,077,666

Net realized and unrealized gain	5,588,396	98,042,600	3,640,948	591,488,216

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,990,793	$96,311,326	$7,646,833	$841,913,289

See notes to financial statements.

152	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2010

	iShares iBoxx		iShares JPMorgan	iShares
	$ High Yield Corporate Bond Fund	$ Investment Grade Corporate Bond Fund	USD Emerging Markets Bond Fund	10+ Year Credit Bond Fund[a]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$388,167,301	$694,072,450	$38,171,784	$84,042
Interest from affiliated issuers (Note 2)	34,031	6,286,496	4,298	11
Securities lending income from affiliated issuers (Note 2)	930,667	269,373	–	–

Total investment income	389,131,999	700,628,319	38,176,082	84,053

EXPENSES
Investment advisory fees (Note 2)	18,023,336	17,930,999	3,485,706	2,805

Total expenses	18,023,336	17,930,999	3,485,706	2,805

Net investment income	371,108,663	682,697,320	34,690,376	81,248

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	62,825,604	384,609,168	(6,201,230)	(3,911)
Investments in affiliated issuers (Note 2)	–	14,568,714	–	–
In-kind redemptions	118,420,670	253,668,321	11,988,304	–

Net realized gain (loss)	181,246,274	652,846,203	5,787,074	(3,911)

Net change in unrealized appreciation (depreciation)	546,904,660	764,429,179	49,289,189	(12,585)

Net realized and unrealized gain (loss)	728,150,934	1,417,275,382	55,076,263	(16,496)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,099,259,597	$2,099,972,702	$89,766,639	$64,752

[a]	For the period from December 8, 2009 (commencement of operations) to February 28, 2010.

See notes to financial statements.

FINANCIAL STATEMENTS	153

Statements of Operations (Continued)

iSHARES® TRUST

Period ended February 28, 2010

iShares
10+ Year Government/Credit Bond Fund[a]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$56,498
Interest from affiliated issuers (Note 2)	7

Total investment income	56,505

EXPENSES
Investment advisory fees (Note 2)	2,249

Total expenses	2,249

Net investment income	54,256

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,313)

Net realized loss	(2,313)

Net change in unrealized appreciation (depreciation)	(45,414)

Net realized and unrealized loss	(47,727)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,529

[a]	For the period from December 8, 2009 (commencement of operations) to February 28, 2010.

See notes to financial statements.

154	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays 1-3 Year Credit Bond Fund		iShares Barclays Intermediate Credit Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$117,181,820	$26,437,895	$75,561,547	$16,203,315
Net realized gain (loss)	35,234,857	(12,023,305)	5,794,723	(5,954,261)
Net change in unrealized appreciation (depreciation)	128,349,669	(19,804,922)	143,236,915	(21,530,274)

Net increase (decrease) in net assets resulting from operations	280,766,346	(5,390,332)	224,593,185	(11,281,220)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(105,405,384)	(23,091,772)	(69,964,566)	(14,004,609)
From net realized gain	(3,445,088)	–	–	–

Total distributions to shareholders	(108,850,472)	(23,091,772)	(69,964,566)	(14,004,609)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,797,831,392	887,553,048	1,452,036,969	501,364,539
Cost of shares redeemed	(579,857,554)	–	–	–

Net increase in net assets from capital share transactions	4,217,973,838	887,553,048	1,452,036,969	501,364,539

INCREASE IN NET ASSETS	4,389,889,712	859,070,944	1,606,665,588	476,078,710

NET ASSETS
Beginning of year	1,158,031,144	298,960,200	649,643,001	173,564,291

End of year	$5,547,920,856	$1,158,031,144	$2,256,308,589	$649,643,001

Undistributed net investment income included in net assets at end of year	$15,867,164	$4,097,969	$8,178,869	$2,591,071

SHARES ISSUED AND REDEEMED
Shares sold	47,100,000	9,000,000	14,800,000	5,300,000
Shares redeemed	(5,600,000)	–	–	–

Net increase in shares outstanding	41,500,000	9,000,000	14,800,000	5,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	155

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Credit Bond Fund		iShares Barclays Intermediate Government/Credit Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,519,852	$5,510,928	$12,103,236	$9,307,205
Net realized gain (loss)	1,428,428	(1,454,521)	2,114,618	(1,137,750)
Net change in unrealized appreciation (depreciation)	37,437,974	(9,283,356)	11,404,343	(3,210,071)

Net increase (decrease) in net assets resulting from operations	58,386,254	(5,226,949)	25,622,197	4,959,384

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,261,606)	(4,829,078)	(11,985,689)	(8,858,347)

Total distributions to shareholders	(18,261,606)	(4,829,078)	(11,985,689)	(8,858,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	301,295,708	165,590,058	146,245,388	164,021,564
Cost of shares redeemed	(8,876,120)	(8,796,192)	(31,093,494)	(9,826,380)

Net increase in net assets from capital share transactions	292,419,588	156,793,866	115,151,894	154,195,184

INCREASE IN NET ASSETS	332,544,236	146,737,839	128,788,402	150,296,221

NET ASSETS
Beginning of year	207,231,269	60,493,430	307,795,891	157,499,670

End of year	$539,775,505	$207,231,269	$436,584,293	$307,795,891

Undistributed net investment income included in net assets at end of year	$2,115,995	$863,621	$1,084,440	$979,778

SHARES ISSUED AND REDEEMED
Shares sold	3,100,000	1,800,000	1,400,000	1,600,000
Shares redeemed	(100,000)	(100,000)	(300,000)	(100,000)

Net increase in shares outstanding	3,000,000	1,700,000	1,100,000	1,500,000

See notes to financial statements.

156	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Government/Credit Bond Fund		iShares Barclays MBS Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$4,402,397	$3,489,837	$(1,731,274)	$12,551,723
Net realized gain	59,054	627,455	98,123,732	34,154,873
Net change in unrealized appreciation (depreciation)	5,529,342	(2,479,821)	(81,132)	2,054,092

Net increase in net assets resulting from operations	9,990,793	1,637,471	96,311,326	48,760,688

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,350,039)	(3,301,212)	(57,048,954)	(28,843,745)
From net realized gain	–	–	(1,022,693)	(169,036)

Total distributions to shareholders	(4,350,039)	(3,301,212)	(58,071,647)	(29,012,781)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,208,300	71,097,257	740,564,628	1,048,235,847
Cost of shares redeemed	(10,170,796)	(10,372,018)	(105,743,045)	(349,465,443)

Net increase in net assets from capital share transactions	42,037,504	60,725,239	634,821,583	698,770,404

INCREASE IN NET ASSETS	47,678,258	59,061,498	673,061,262	718,518,311

NET ASSETS
Beginning of year	111,213,306	52,151,808	1,119,777,224	401,258,913

End of year	$158,891,564	$111,213,306	$1,792,838,486	$1,119,777,224

Undistributed net investment income included in net assets at end of year	$393,684	$344,524	$6,454,806	$2,789,436

SHARES ISSUED AND REDEEMED
Shares sold	500,000	700,000	7,000,000	10,200,000
Shares redeemed	(100,000)	(100,000)	(1,000,000)	(3,400,000)

Net increase in shares outstanding	400,000	600,000	6,000,000	6,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	157

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Agency Bond Fund		iShares Barclays Aggregate Bond Fund
	Year ended February 28, 2010	Period from November 5, 2008[a] to February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,005,885	$255,517	$250,425,073	$329,880,383
Net realized gain	77,126	187,373	229,410,550	94,320,636
Net change in unrealized appreciation (depreciation)	3,563,822	582,277	362,077,666	(236,281,330)

Net increase in net assets resulting from operations	7,646,833	1,025,167	841,913,289	187,919,689

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,417,842)	(148,723)	(399,455,838)	(423,902,792)
From net realized gain	(429,990)	–	–	–

Total distributions to shareholders	(3,847,832)	(148,723)	(399,455,838)	(423,902,792)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	193,229,898	74,021,961	1,631,072,306	1,960,233,206
Cost of shares redeemed	–	–	(385,301,052)	(588,388,697)

Net increase in net assets from capital share transactions	193,229,898	74,021,961	1,245,771,254	1,371,844,509

INCREASE IN NET ASSETS	197,028,899	74,898,405	1,688,228,705	1,135,861,406

NET ASSETS
Beginning of period	74,898,405	–	9,657,470,011	8,521,608,605

End of period	$271,927,304	$74,898,405	$11,345,698,716	$9,657,470,011

Undistributed net investment income included in net assets at end of period	$694,807	$106,794	$36,082,008	$32,193,328

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	700,000	15,800,000	19,500,000
Shares redeemed	–	–	(3,800,000)	(6,000,000)

Net increase in shares outstanding	1,800,000	700,000	12,000,000	13,500,000

[a]	Commencement of operations.

See notes to financial statements.

158	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond Fund		iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Year ended February 28, 2010	Year ended February 28, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$371,108,663	$113,029,988	$682,697,320	$277,236,960
Net realized gain (loss)	181,246,274	(65,589,045)	652,846,203	(281,409,652)
Net change in unrealized appreciation (depreciation)	546,904,660	(207,616,952)	764,429,179	(173,088,878)

Net increase (decrease) in net assets resulting from operations	1,099,259,597	(160,176,009)	2,099,972,702	(177,261,570)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(358,324,495)	(92,708,396)	(671,106,747)	(249,259,889)

Total distributions to shareholders	(358,324,495)	(92,708,396)	(671,106,747)	(249,259,889)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,328,731,757	2,149,399,599	4,085,332,027	5,782,267,030
Cost of shares redeemed	(547,306,826)	(160,096,897)	(1,969,831,768)	(65,626,325)

Net increase in net assets from capital share transactions	1,781,424,931	1,989,302,702	2,115,500,259	5,716,640,705

INCREASE IN NET ASSETS	2,522,360,033	1,736,418,297	3,544,366,214	5,290,119,246

NET ASSETS
Beginning of year	2,089,054,278	352,635,981	8,646,439,002	3,356,319,756

End of year	$4,611,414,311	$2,089,054,278	$12,190,805,216	$8,646,439,002

Undistributed net investment income included in net assets at end of year	$34,400,108	$21,750,590	$53,234,959	$41,783,049

SHARES ISSUED AND REDEEMED
Shares sold	29,900,000	28,900,000	42,500,000	61,000,000
Shares redeemed	(6,800,000)	(2,100,000)	(18,800,000)	(700,000)

Net increase in shares outstanding	23,100,000	26,800,000	23,700,000	60,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	159

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares JPMorgan USD Emerging Markets Bond Fund		iShares 10+ Year Credit Bond Fund
	Year ended February 28, 2010	Year ended February 28, 2009	Period from December 8, 2009[a] to February 28, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,690,376	$6,032,016	$81,248
Net realized gain (loss)	5,787,074	(3,204,798)	(3,911)
Net change in unrealized appreciation (depreciation)	49,289,189	(19,027,409)	(12,585)

Net increase (decrease) in net assets resulting from operations	89,766,639	(16,200,191)	64,752

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,063,045)	(5,173,598)	(39,876)

Total distributions to shareholders	(30,063,045)	(5,173,598)	(39,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,075,561,572	148,674,076	10,095,315
Cost of shares redeemed	(107,612,017)	(27,933,537)	–

Net increase in net assets from capital share transactions	967,949,555	120,740,539	10,095,315

INCREASE IN NET ASSETS	1,027,653,149	99,366,750	10,120,191

NET ASSETS
Beginning of period	139,685,446	40,318,696	–

End of period	$1,167,338,595	$139,685,446	$10,120,191

Undistributed net investment income included in net assets at end of period	$5,563,102	$933,327	$41,372

SHARES ISSUED AND REDEEMED
Shares sold	10,900,000	1,600,000	200,000
Shares redeemed	(1,100,000)	(300,000)	–

Net increase in shares outstanding	9,800,000	1,300,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

160	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares 10+ Year Government/Credit Bond Fund
Period from December 8, 2009[a] to February 28, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,256
Net realized loss	(2,313)
Net change in unrealized appreciation (depreciation)	(45,414)

Net increase in net assets resulting from operations	6,529

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,017)

Total distributions to shareholders	(34,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,079,983

Net increase in net assets from capital share transactions	5,079,983

INCREASE IN NET ASSETS	5,052,495

NET ASSETS
Beginning of period	—

End of period	$5,052,495

Undistributed net investment income included in net assets at end of period	$20,239

SHARES ISSUED
Shares sold	100,000

Net increase in shares outstanding	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	161

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Credit Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$97.31	$103.09	$100.76	$100.08

Income from investment operations:
Net investment income[b]	3.70	4.44	4.77	0.69
Net realized and unrealized gain (loss)	6.66	(6.21)	2.27	0.28

Total from investment operations	10.36	(1.77)	7.04	0.97

Less distributions from:
Net investment income	(3.78)	(4.01)	(4.71)	(0.29)
Net realized gain	(0.00)[c]	–	–	–

Total distributions	(3.78)	(4.01)	(4.71)	(0.29)

Net asset value, end of period	$103.89	$97.31	$103.09	$100.76

Total return	10.84%	(1.74)%	7.21%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,547,921	$1,158,031	$298,960	$20,152
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.62%	4.50%	4.72%	4.67%
Portfolio turnover rate[f]	23%	67%	64%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

162	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Credit Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$92.81	$102.10	$101.17	$100.19

Income from investment operations:
Net investment income[b]	4.98	5.03	5.03	0.76
Net realized and unrealized gain (loss)	10.54	(9.75)	1.04	0.51

Total from investment operations	15.52	(4.72)	6.07	1.27

Less distributions from:
Net investment income	(4.83)	(4.57)	(5.14)	(0.29)

Total distributions	(4.83)	(4.57)	(5.14)	(0.29)

Net asset value, end of period	$103.50	$92.81	$102.10	$101.17

Total return	17.13%	(4.72)%	6.27%	1.27%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,256,309	$649,643	$173,564	$20,233
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	4.98%	5.28%	5.01%	5.16%
Portfolio turnover rate[e]	21%	19%	28%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	163

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Credit Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$90.10	$100.82	$101.75	$100.57

Income from investment operations:
Net investment income[b]	5.14	5.24	5.36	0.83
Net realized and unrealized gain (loss)	11.57	(11.05)	(0.97)	0.65

Total from investment operations	16.71	(5.81)	4.39	1.48

Less distributions from:
Net investment income	(4.97)	(4.91)	(5.32)	(0.30)

Total distributions	(4.97)	(4.91)	(5.32)	(0.30)

Net asset value, end of period	$101.84	$90.10	$100.82	$101.75

Total return	19.00%	(5.91)%	4.53%	1.48%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$539,776	$207,231	$60,493	$20,350
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	5.24%	5.63%	5.38%	5.58%
Portfolio turnover rate[e]	29%	16%	34%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

164	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Government/Credit Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$102.60	$105.00	$100.81	$100.00

Income from investment operations:
Net investment income[b]	3.41	4.39	4.82	0.69
Net realized and unrealized gain (loss)	3.91	(2.54)	4.02	0.40

Total from investment operations	7.32	1.85	8.84	1.09

Less distributions from:
Net investment income	(3.44)	(4.25)	(4.65)	(0.28)

Total distributions	(3.44)	(4.25)	(4.65)	(0.28)

Net asset value, end of period	$106.48	$102.60	$105.00	$100.81

Total return	7.28%	1.80%	9.07%	1.09%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$436,584	$307,796	$157,500	$20,161
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.26%	4.29%	4.75%	4.65%
Portfolio turnover rate[e]	80%	29%	30%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	165

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Government/Credit Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.10	$104.30	$101.17	$100.23

Income from investment operations:
Net investment income[b]	3.65	4.55	4.95	0.72
Net realized and unrealized gain (loss)	4.84	(3.37)	3.06	0.47

Total from investment operations	8.49	1.18	8.01	1.19

Less distributions from:
Net investment income	(3.66)	(4.38)	(4.88)	(0.25)

Total distributions	(3.66)	(4.38)	(4.88)	(0.25)

Net asset value, end of period	$105.93	$101.10	$104.30	$101.17

Total return	8.54%	1.17%	8.22%	1.20%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$158,892	$111,213	$52,152	$20,233
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.52%	4.49%	4.93%	4.84%
Portfolio turnover rate[e]	52%	46%	36%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

166	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays MBS Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Mar. 13, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$104.65	$102.89	$100.96

Income from investment operations:
Net investment income (loss)[b]	(0.11)	1.86	4.28
Net realized and unrealized gain	6.63	4.36	1.99

Total from investment operations	6.52	6.22	6.27

Less distributions from:
Net investment income	(3.76)	(4.43)	(4.34)
Net realized gain	(0.05)[c]	(0.03)	–

Total distributions	(3.81)	(4.46)	(4.34)

Net asset value, end of period	$107.36	$104.65	$102.89

Total return	6.35%	6.24%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,792,838	$1,119,777	$401,259
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets[e]	(0.11)%	1.82%	4.39%
Portfolio turnover rate[f,g]	1232%	1341%	1038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	167

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Agency Bond Fund
	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009

Net asset value, beginning of period	$107.00	$102.21

Income from investment operations:
Net investment income[b]	2.14	0.88
Net realized and unrealized gain	1.72	4.54

Total from investment operations	3.86	5.42

Less distributions from:
Net investment income	(2.01)	(0.63)
Net realized gain	(0.08)[c]	–

Total distributions	(2.09)	(0.63)

Net asset value, end of period	$108.77	$107.00

Total return	3.65%	5.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$271,927	$74,898
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.98%	2.62%
Portfolio turnover rate[f]	46%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

168	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Aggregate Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006

Net asset value, beginning of year	$100.08	$102.67	$100.50	$100.08	$101.72

Income from investment operations:
Net investment income	2.48 [a]	3.58 [a]	4.86 [a]	4.71 [a]	3.83
Net realized and unrealized gain (loss)	5.98	(1.54)	2.25	0.41	(1.32)

Total from investment operations	8.46	2.04	7.11	5.12	2.51

Less distributions from:
Net investment income	(3.97)	(4.63)	(4.94)	(4.70)	(4.15)

Total distributions	(3.97)	(4.63)	(4.94)	(4.70)	(4.15)

Net asset value, end of year	$104.57	$100.08	$102.67	$100.50	$100.08

Total return	8.62%	2.08%	7.32%	5.31%	2.53%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,345,699	$9,657,470	$8,521,609	$5,396,824	$3,142,544
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.42%	3.58%	4.86%	4.76%	3.89%
Portfolio turnover rate[b,c]	488%	519%	458%	483%	456%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	169

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Apr. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$68.49	$95.31	$103.03

Income from investment operations:
Net investment income[b]	8.31	8.77	7.02
Net realized and unrealized gain (loss)	17.47	(27.84)	(8.81)

Total from investment operations	25.78	(19.07)	(1.79)

Less distributions from:
Net investment income	(8.24)	(7.75)	(5.93)

Total distributions	(8.24)	(7.75)	(5.93)

Net asset value, end of period	$86.03	$68.49	$95.31

Total return	39.50%	(21.06)%	(1.89)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,611,414	$2,089,054	$352,636
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	10.30%	11.18%	7.87%
Portfolio turnover rate[e]	67%	27%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

170	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006

Net asset value, beginning of year	$93.78	$105.21	$108.00	$107.20	$111.08

Income from investment operations:
Net investment income	5.76 [a]	5.78 [a]	5.79 [a]	5.54 [a]	5.15
Net realized and unrealized gain (loss)	11.33	(11.75)	(2.83)	0.68	(3.92)

Total from investment operations	17.09	(5.97)	2.96	6.22	1.23

Less distributions from:
Net investment income	(5.69)	(5.46)	(5.75)	(5.42)	(5.11)

Total distributions	(5.69)	(5.46)	(5.75)	(5.42)	(5.11)

Net asset value, end of year	$105.18	$93.78	$105.21	$108.00	$107.20

Total return	18.70%	(5.96)%	3.04%	6.03%	1.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,190,805	$8,646,439	$3,356,320	$2,872,906	$2,401,378
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	5.71%	5.96%	5.51%	5.26%	4.75%
Portfolio turnover rate[b]	79%	48%	95%	89%	71%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	171

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPMorgan USD Emerging Markets Bond Fund
	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Dec. 17, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$82.17	$100.80	$100.32

Income from investment operations:
Net investment income[b]	5.89	5.83	1.09
Net realized and unrealized gain (loss)	19.17	(19.17)	0.03

Total from investment operations	25.06	(13.34)	1.12

Less distributions from:
Net investment income	(5.72)	(5.29)	(0.64)

Total distributions	(5.72)	(5.29)	(0.64)

Net asset value, end of period	$101.51	$82.17	$100.80

Total return	31.34%	(13.68)%	1.10%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,167,339	$139,685	$40,319
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	5.97%	6.61%	5.36%
Portfolio turnover rate[e]	43%	31%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

172	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 10+ Year Credit Bond Fund
Period from Dec. 8, 2009[a] to Feb. 28, 2010

Net asset value, beginning of period	$50.63

Income from investment operations:
Net investment income[b]	0.65
Net realized and unrealized loss	(0.28)

Total from investment operations	0.37

Less distributions from:
Net investment income	(0.40)

Total distributions	(0.40)

Net asset value, end of period	$50.60

Total return	0.68%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,120
Ratio of expenses to average net assets[d]	0.20%
Ratio of net investment income to average net assets[d]	5.79%
Portfolio turnover rate[e]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	173

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 10+ Year Government/ Credit Bond Fund
Period from Dec. 8, 2009[a] to Feb. 28, 2010

Net asset value, beginning of period	$50.78

Income from investment operations:
Net investment income[b]	0.54
Net realized and unrealized loss	(0.46)

Total from investment operations	0.08

Less distributions from:
Net investment income	(0.34)

Total distributions	(0.34)

Net asset value, end of period	$50.52

Total return	0.13%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,052
Ratio of expenses to average net assets[d]	0.20%
Ratio of net investment income to average net assets[d]	4.83%
Portfolio turnover rate[e]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
e	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

174	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund commenced operations on December 8, 2009.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Barclays Aggregate Bond Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”).

NOTES TO FINANCIAL STATEMENTS	175

Notes to Financial Statements (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and

176	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of the Funds’ investments according to the fair value hierarchy as of February 28, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities

iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total

Barclays 1-3 Year Credit
Corporate Bonds & Notes	$–	$5,015,679,028	$–	$5,015,679,028
Foreign Government Bonds & Notes	–	435,570,557	–	435,570,557
Municipal Debt Obligations	–	10,094,851	–	10,094,851
Short-Term Investments	345,899,116	–	–	345,899,116

Total Barclays 1-3 Year Credit	345,899,116	5,461,344,436	–	5,807,243,552

Barclays Intermediate Credit
Corporate Bonds & Notes	–	2,046,698,127	1,703,760	2,048,401,887
Foreign Government Bonds & Notes	–	155,459,453	–	155,459,453
Municipal Debt Obligations	–	7,954,752	–	7,954,752
Short-Term Investments	135,184,667	–	–	135,184,667

Total Barclays Intermediate Credit	135,184,667	2,210,112,332	1,703,760	2,347,000,759

Barclays Credit
Corporate Bonds & Notes	–	479,439,062	862,000	480,301,062
Foreign Government Bonds & Notes	–	36,891,138	–	36,891,138
Municipal Debt Obligations	–	10,553,580	–	10,553,580
Short-Term Investments	26,583,925	–	–	26,583,925

Total Barclays Credit	26,583,925	526,883,780	862,000	554,329,705

Barclays Intermediate Government/Credit
Corporate Bonds & Notes	–	148,097,421	–	148,097,421
Foreign Government Bonds & Notes	–	13,124,027	–	13,124,027
Municipal Debt Obligations	–	1,018,830	–	1,018,830
U.S Government & Agency Obligations	–	268,969,019	–	268,969,019
Short-Term Investments	104,145,800	–	–	104,145,800

Total Barclays Intermediate Government/Credit	104,145,800	431,209,297	–	535,355,097

NOTES TO FINANCIAL STATEMENTS	177

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Investments in Securities

iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total

Barclays Government/Credit
Corporate Bonds & Notes	$–	$58,602,763	$–	$58,602,763
Foreign Government Bonds & Notes	–	4,612,326	–	4,612,326
Municipal Debt Obligations	–	464,682	–	464,682
U.S. Government & Agency Obligations	–	92,649,434	–	92,649,434
Short-Term Investments	39,781,731	–	–	39,781,731

Total Barclays Government/Credit	39,781,731	156,329,205	–	196,110,936

Barclays MBS
U.S. Government Agency Obligations	–	1,781,802,947	–	1,781,802,947
Short-Term Investments	1,788,820,431	–	–	1,788,820,431

Total Barclays MBS	1,788,820,431	1,781,802,947	–	3,570,623,378

Barclays Agency
U.S. Government Agency Obligations	–	252,868,014	–	252,868,014
Corporate Bonds & Notes	–	15,006,541	–	15,006,541
Short-Term Investments	60,948,468	–	–	60,948,468

Total Barclays Agency	60,948,468	267,874,555	–	328,823,023

Barclays Aggregate
Corporate Bonds & Notes	–	2,659,734,551	–	2,659,734,551
Collateralized Mortgage Obligations	–	115,955,640	–	115,955,640
Foreign Government Bonds & Notes	–	168,542,154	–	168,542,154
Municipal Debt Obligations	–	42,639,650	–	42,639,650
U.S. Government & Agency Obligations	–	8,247,970,880	–	8,247,970,880
Short-Term Investments	6,470,938,784	–		6,470,938,784

Total Barclays Aggregate	6,470,938,784	11,234,842,875	–	17,705,781,659

iBoxx $ High Yield Corporate
Corporate Bonds & Notes	–	4,492,285,329	–	4,492,285,329
Short-Term Investments	742,606,612	–	–	742,606,612

Total iBoxx $ High Yield Corporate	742,606,612	4,492,285,329	–	5,234,891,941

iBoxx $ Investment Grade Corporate
Corporate Bonds & Notes	–	11,985,343,414	–	11,985,343,414
Short-Term Investments	678,720,769	–	–	678,720,769

Total iBoxx $ Investment Grade Corporate	678,720,769	11,985,343,414	–	12,664,064,183

178	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total
JPMorgan USD Emerging Markets
Sovereign Bonds & Notes	$–	$966,180,692	$–	$966,180,692
Quasi-Sovereign Bonds & Notes	–	150,192,206	–	150,192,206
U.S. Government Bonds & Notes	–	20,042,464	–	20,042,464
Short-Term Investments	7,920,052	–	–	7,920,052

Total JPMorgan USD Emerging Markets	7,920,052	1,136,415,362	–	1,144,335,414

10+ Year Credit
Corporate Bonds & Notes	–	8,802,832	–	8,802,832
Foreign Government Bonds & Notes	–	1,053,430	–	1,053,430
Short-Term Investments	134,777	–	–	134,777

Total 10+ Year Credit	134,777	9,856,262	–	9,991,039

10+ Year Government/Credit
Corporate Bonds & Notes	–	2,293,886	–	2,293,886
Foreign Government Bonds & Notes	–	260,274	–	260,274
Municipal Debt Obligations	–	102,235	–	102,235
U.S. Government & Agency Obligations	–	2,327,163	–	2,327,163
Short-Term Investments	38,067	–	–	38,067

Total 10+ Year Government/Credit	38,067	4,983,558	–	5,021,625

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended February 28, 2010:

iShares Bond Fund	Balance at Beginning of Year	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Year	Net Change in Unrealized Appreciation from Investments Still Held at End of Year
Barclays Intermediate Credit Corporate Bonds & Notes	$–	$(4,733)	$72,898	$1,133,995	$501,600	$1,703,760	$72,898
Barclays Credit Corporate Bonds & Notes	$–	$4,632	$113,200	$459,168	$285,000	$862,000	$113,200

NOTES TO FINANCIAL STATEMENTS	179

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of February 28, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Barclays 1-3 Year Credit	$15,867,191	$462,413	$113,659,573	$–	$129,989,177
Barclays Intermediate Credit	8,122,844	–	124,074,531	(21,707)	132,175,668
Barclays Credit	2,098,016	–	28,970,769	(846,399)	30,222,386
Barclays Intermediate Government/Credit	1,067,316	–	13,805,158	(1,221,451)	13,651,023
Barclays Government/Credit	387,188	–	4,375,424	(569,644)	4,192,968
Barclays MBS*	60,888,957	373,762	3,260,373	(395,350)	64,127,742
Barclays Agency	694,812	33,678	3,946,954	–	4,675,444
Barclays Aggregate*	234,722,416	–	261,828,121	(107,071,775)	389,478,762
iBoxx $ High Yield Corporate	34,353,882	–	315,666,812	(11,502,074)	338,518,620
iBoxx $ Investment Grade Corporate	53,492,740	–	588,854,681	(7,442,650)	634,904,771
JPMorgan USD Emerging Markets	5,563,142	–	24,926,086	(2,473,994)	28,015,234
10+ Year Credit Bond	41,372	–	(16,439)	(57)	24,876
10+ Year Government/Credit Bond	20,234	–	(45,409)	(2,313)	(27,488)

*	On February 28, 2010, the Fund reclassified gains from unrealized to realized related to a change in the tax accounting treatment for to-be-announced (TBA) transactions. As a result of the change in tax accounting, a portion of the amount reclassified will be included in distribution estimates over the next four years. The amounts ultimately distributed to shareholders, if any, is dependent upon the operating results of the Fund during each of the succeeding four years, as well as the ability to utilize capital loss carryforwards.

180	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2010 and February 28, 2009 were as follows:

iShares Bond Fund	2010	2009
Barclays 1-3 Year Credit
Distributions paid from:
Long-term capital gain	$146,794	$–
Ordinary Income	108,703,678	23,091,772

Total Distributions	$108,850,472	$23,091,772

Barclays Intermediate Credit
Distributions paid from:
Ordinary Income	$69,964,566	$14,004,609

Total Distributions	$69,964,566	$14,004,609

Barclays Credit
Distributions paid from:
Ordinary Income	$18,261,606	$4,829,078

Total Distributions	$18,261,606	$4,829,078

Barclays Intermediate Government/Credit
Distributions paid from:
Ordinary Income	$11,985,689	$8,858,347

Total Distributions	$11,985,689	$8,858,347

Barclays Government/Credit
Distributions paid from:
Ordinary Income	$4,350,039	$3,301,212

Total Distributions	$4,350,039	$3,301,212

Barclays MBS
Distributions paid from:
Ordinary Income	$58,071,647	$29,012,781

Total Distributions	$58,071,647	$29,012,781

Barclays Agency
Distributions paid from:
Ordinary Income	$3,847,832	$148,723

Total Distributions	$3,847,832	$148,723

Barclays Aggregate
Distributions paid from:
Ordinary Income	$399,455,838	$423,902,792

Total Distributions	$399,455,838	$423,902,792

NOTES TO FINANCIAL STATEMENTS	181

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2010	2009
iBoxx $ High Yield Corporate
Distributions paid from:
Ordinary Income	$358,324,495	$92,708,396

Total Distributions	$358,324,495	$92,708,396

iBoxx $ Investment Grade Corporate
Distributions paid from:
Ordinary Income	$671,106,747	$249,259,889

Total Distributions	$671,106,747	$249,259,889

JPMorgan USD Emerging Markets
Distributions paid from:
Ordinary Income	$30,063,045	$5,173,598

Total Distributions	$30,063,045	$5,173,598

iShares 10+ Year Credit[a]
Distributions paid from:
Ordinary Income	$39,876	$–

Total Distributions	$39,876	$–

iShares 10+ Year Government/Credit[a]
Distributions paid from:
Ordinary Income	$34,017	$–

Total Distributions	$34,017	$–

[a]	Commencement of operations on December 8, 2009.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2010.

182	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2009 to February 28, 2010, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2011.

iShares Bond Fund	Deferred Net Realized Capital Losses
Barclays MBS	$395,350
JPMorgan USD Emerging Markets	37,677
10+ Year Credit	57
10+ Year Government/Credit	2,313

Certain Funds had tax basis net capital loss carryforwards as of February 28, 2010, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Barclays Intermediate Credit	$–	$–	$–	$–	$21,707	$–	$21,707
Barclays Credit	–	–	–	–	846,399	–	846,399
Barclays Intermediate Government/Credit	–	–	–	34,704	1,168,228	18,519	1,221,451
Barclays Government/Credit	–	–	–	35,114	239,375	295,155	569,644
Barclays Aggregate	1,089,293	4,420,413	16,516,253	14,768,306	50,590,049	19,687,461	107,071,775
iBoxx $ High Yield Corporate	–	–	–	664,085	10,660,170	177,819	11,502,074
iBoxx $ Investment Grade Corporate	–	–	–	–	7,442,650	–	7,442,650
JPMorgan USD Emerging Markets	–	–	–	–	91,088	2,345,229	2,436,317

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. The capital loss carryforwards utilized for the year ended February 28, 2010 amounted to $10,880,717, $6,008,995, $791,636 and $355,418,463 for iShares Barclays 1-3 Year Credit Bond Index, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund, respectively.

For the year ended February 28, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 28, 2010 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	183

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays 1-3 Year Credit	$5,693,583,979	$115,301,415	$(1,641,842)	$113,659,573
Barclays Intermediate Credit	2,222,926,228	125,071,381	(996,850)	124,074,531
Barclays Credit	525,358,936	30,307,475	(1,336,706)	28,970,769
Barclays Intermediate Government/Credit	521,549,939	14,036,484	(231,326)	13,805,158
Barclays Government/Credit	191,735,512	4,578,800	(203,376)	4,375,424
Barclays MBS	3,567,363,005	4,807,906	(1,547,533)	3,260,373
Barclays Agency	324,876,069	3,967,807	(20,853)	3,946,954
Barclays Aggregate	17,443,953,538	300,358,619	(38,530,498)	261,828,121
iBoxx $ High Yield Corporate	4,919,225,129	340,147,717	(24,480,905)	315,666,812
iBoxx $ Investment Grade Corporate	12,075,209,502	650,187,235	(61,332,554)	588,854,681
JPMorgan USD Emerging Markets	1,119,409,328	26,451,680	(1,525,594)	24,926,086
10+ Year Credit Bond	10,007,478	49,388	(65,827)	(16,439)
10+ Year Government/Credit Bond	5,067,034	17,230	(62,639)	(45,409)

Management has reviewed the tax positions as of February 28, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

184	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee	iShares Bond Fund	Investment Advisory Fee
Barclays 1-3 Year Credit	0.20%	Barclays Aggregate	0.20%
Barclays Intermediate Credit	0.20	iBoxx $ High Yield Corporate	0.50
Barclays Credit	0.20	iBoxx $ Investment Grade Corporate	0.15
Barclays Intermediate Government/Credit	0.20	JPMorgan USD Emerging Markets	0.60
Barclays Government/Credit	0.20	10+ Year Credit	0.20
Barclays MBS	0.25	10+ Year Government/Credit	0.20
Barclays Agency	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 28, 2010, BTC earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees	iShares Bond Fund	Securities Lending Agent Fees
Barclays 1-3 Year Credit	$ 106,931	Barclays Agency	$ 39,567
Barclays Intermediate Credit	41,514	Barclays Aggregate	3,271,310
Barclays Credit	10,435	iBoxx $ High Yield Corporate	761,227
Barclays Intermediate Government/Credit	176,680	iBoxx $ Investment Grade Corporate	215,615
Barclays Government/Credit	48,794

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	185

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in companies considered to be an affiliate of the Funds (excluding short-term investments) during the period March 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)

Barclays Intermediate Credit
Barclays Bank PLC	$–	$600	$600	$–	$–	$217	$(447)

iBoxx $ Investment Grade Corporate
Barclays Bank PLC	90,033	293,633	290,859	92,807	100,249,076	6,204,621	14,568,714

Investments in companies considered to be an affiliate of the Funds (excluding short-term investments) during the period December 1, 2009 to February 28, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Gain

Barclays 1-3 Year Credit
PNC Funding Corp.	$9,406	$–	$6,156	$3,250	$3,498,163	$56,756	$191,239

Barclays Intermediate Credit
PNC Funding Corp.	$7,587	$1,500	$–	$9,087	$9,616,158	$103,756	$–

Barclays Credit
PNC Funding Corp.	$200	$–	$–	$200	$203,143	$2,090	$–

Barclays Aggregate
PNC Funding Corp.	$12,086	$90	$90	$12,086	$12,923,097	$146,576	$3,611

iBoxx $ Investment Grade Corporate
PNC Funding Corp.	$–	$20,000	$–	$20,000	$20,121,357	$4,861	$–

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

186	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2010 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays 1-3 Year Credit	$–	$–	$1,497,225,273	$739,538,887
Barclays Intermediate Credit	–	–	422,732,468	315,828,692
Barclays Credit	–	–	114,201,027	107,492,848
Barclays Intermediate Government/Credit	256,555,446	249,903,329	39,698,054	42,448,031
Barclays Government/Credit	55,097,381	51,761,907	14,307,309	13,649,965
Barclays MBS	20,031,183,586	19,414,859,247	–	–
Barclays Agency	85,827,437	85,726,987	8,596,512	5,662,604
Barclays Aggregate	50,192,812,851	49,813,684,658	424,578,055	443,023,928
iBoxx $ High Yield Corporate	–	–	2,625,122,210	2,341,382,501
iBoxx $ Investment Grade Corporate	–	–	9,688,433,683	9,114,747,112
JPMorgan USD Emerging Markets	4,937,703	–	252,476,349	245,212,857
10+ Year Credit	–	–	646,605	143,992
10+ Year Government/Credit	166,168	222,600	639,151	–

In-kind transactions (see Note 4) for the year ended February 28, 2010 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays 1-3 Year Credit	$3,995,266,106	$555,405,871
Barclays Intermediate Credit	1,335,186,071	–
Barclays Credit	291,710,471	8,089,723
Barclays Intermediate Government/Credit	143,729,922	30,492,238
Barclays Government/Credit	47,271,393	9,880,411
Barclays Agency	190,487,236	–
Barclays Aggregate	956,275,300	172,591,116
iBoxx $ High Yield Corporate	1,941,233,038	527,565,096
iBoxx $ Investment Grade Corporate	3,471,755,252	1,920,035,448
JPMorgan USD Emerging Markets	1,042,987,728	104,967,709
10+ Year Credit	9,373,900	–
10+ Year Government/Credit	4,454,205	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	187

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index, and an amount of cash. In the case of the iShares Barclays Aggregate and iShares Barclays MBS Bond Funds, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case these Funds generally require the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units in the Funds pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of February 28, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of February 28, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

188	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 28, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 23, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	189

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares Barclays 1-3 Year Credit Bond Fund designates $146,794 as long-term capital gain dividends for the fiscal year ended February 28, 2010.

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2010:

iShares Bond Fund	Interest- Related Dividends
Barclays 1-3 Year Credit	$84,678,650
Barclays Intermediate Credit	57,152,922
Barclays Credit	14,493,188
Barclays Intermediate Government/Credit	6,986,588
Barclays Government/Credit	2,732,880
Barclays MBS	2,149,962
Barclays Agency	1,711,120
Barclays Aggregate	111,303,745
iBoxx $ High Yield Corporate	335,198,211
iBoxx $ Investment Grade Corporate	589,454,677
JPMorgan USD Emerging Markets	681,426
10+ Year Credit Bond	39,876
10+ Year Government/Credit Bond	34,017

Under Section 871(k)(2)(C) of the Code, certain Funds hereby designate the following amounts as short-term capital gain dividends for the fiscal year ended February 28, 2010:

iShares Bond Fund	Short-Term Capital Gain Dividends
Barclays 1-3 Year Credit	$3,298,294
Barclays MBS	1,022,693
Barclays Agency	429,990

190	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

Section 19 (a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iShares Barclays 1-3 Year Credit Bond Fund	$3.691631	$0.078476	$0.009802	$3.779909	98%	2%	0%	100%
iShares Barclays Intermediate Credit Bond Fund	$4.825770	–	$0.004903	$4.830673	100%	0%	0%	100%
iShares Barclays Credit Bond Fund	$4.966960	–	–	$4.966960	100%	0%	0%	100%
iShares Barclays Intermediate Government/Credit Bond Fund	$3.440024	–	–	$3.440024	100%	0%	0%	100%
iShares Barclays Government/Credit Bond Fund	$3.636025	–	$0.024003	$3.660028	99%	0%	1%	100%
iShares Barclays MBS Bond Fund	$0.135294	$3.677995	$0.000592	$3.813880	4%	96%	0%	100%
iShares Barclays Agency Bond Fund	$1.902607	$0.190714	–	$2.093321	91%	9%	0%	100%
iShares Barclays Aggregate Bond Fund	$2.533152	$1.433444	$0.004903	$3.971499	64%	36%	0%	100%
iShares iBoxx $ High Yield Corporate Bond Fund	$8.237907	–	–	$8.237907	100%	0%	0%	100%
iShares iBoxx $ Investment Grade Corporate Bond Fund	$5.686219	–	–	$5.686219	100%	0%	0%	100%
iShares JPMorgan USD Emerging Markets Bond Fund	$5.721760	–	–	$5.721760	100%	0%	0%	100%

TAX INFORMATION	191

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposal 1. Proposal 2 did not apply to the Funds.

Proposal 1

To approve a new investment advisory agreement between the Trust and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Bond Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
Barclays 1-3 Year Credit	18,592,442	123,093	113,991	–
Barclays Intermediate Credit	10,362,041	53,424	58,381	–
Barclays Credit	2,299,597	20,362	28,613	–
Barclays Intermediate Government/Credit	2,006,991	8,575	30,495	–
Barclays Government/Credit	570,383	4,146	7,841	51,318
Barclays MBS	9,234,720	45,313	38,574	–
Barclays Agency	1,595,235	3,121	6,921	–
Barclays Aggregate	54,750,664	692,583	1,289,506	–
iBoxx $ High Yield Corporate	23,252,255	319,875	239,838	–
iBoxx $ Investment Grade Corporate	65,282,704	509,362	694,382	–
JPMorgan USD Emerging Markets	2,027,043	14,497	21,509	82,917

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

192	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust on November 4, 2009. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	193

Board Review and Approval of Investment

Advisory Contracts (Unaudited)

iSHARES® TRUST

iSHARES 10+ YEAR CREDIT BOND FUND AND iSHARES 10+ YEAR GOVERNMENT/CREDIT BOND FUND

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

Prior to the Transaction, BFA served as the investment advisor to other iShares funds pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). At a meeting held on June 16-17, 2009, the Board approved the selection of BFA and the Previous Advisory Agreement for the Funds, based on its review of qualitative and quantitative information provided by BFA. However, the Previous Advisory Agreement did not take effect with respect to the Funds, as the Transaction was consummated prior to the Funds’ inception.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY CONTRACT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the Advisory Contract between BFA and the Trust, on behalf of the Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

THE APPROVAL PROCESS

At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and the Advisory Contract for the Funds.

In preparation for their consideration of the Advisory Contract, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 2009 in-person Board meeting. To assist the Board in its consideration of the Advisory Contract, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Trust, on behalf of the Funds and other iShares funds as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate.

194	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment

Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

At the June, July and August 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the iShares funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the Advisory Contract.

In connection with the Board’s review of the Advisory Contract, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the iShares funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the iShares funds following the Transaction;

•

that the iShares funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the iShares funds are expected to continue to be sold through existing distribution channels;

•	that the iShares funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the iShares funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the iShares funds in connection with the Board’s consideration of the Advisory Contract and all costs of seeking shareholder approval of the Advisory Contract; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of the Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the Advisory Contract. The Trustees, including a majority of the Independent

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	195

Board Review and Approval of Investment

Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Trustees, concluded that the terms of the Advisory Contract are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the Advisory Contract should be approved. In voting to approve the Advisory Contract in respect of each Fund, the Board considered in particular the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BFA

In connection with their consideration of the Advisory Contract, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for each Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for the Funds.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the iShares funds. The Board also considered that the iShares funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the Advisory Contract compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

FUND EXPENSES

The Board received and reviewed statistical information prepared by Lipper Inc. (“Lipper”) at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising each Fund’s peer group pursuant to Lipper’s proprietary methodology (“Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or

196	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment

Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their Lipper Groups with respect to the Previous Advisory Agreement and Advisory Contract. The Board took into account that the fee rate for each Fund under the Advisory Contract is identical to the fee rates under the Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels of each Fund, as proposed to be managed by BFA, as compared to the investment advisory fee rates and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BFA

The Board did not consider at the June 2009 Board meeting, the profitability of the Funds to BFA based on the fees payable under the Previous Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. However, the Board noted that it would consider these matters in the future.

The Board noted that the Advisory Contract is similar to the Previous Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

ECONOMIES OF SCALE

The Board noted that the Previous Advisory Agreement and Advisory Contract do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds would appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	197

Board Review and Approval of Investment

Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Previous Advisory Agreement and Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous Advisory Agreement and Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND ITS AFFILIATES

Except as noted below, the Board did not review any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA or its affiliates, since the proposed relationships had not yet commenced. The Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

CONCLUSION

The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances.

198	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds, except for the iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Information for the iShares 10+ Year Credit Bond Fund and iShares 10+ Year Government/Credit Bond Fund is not presented as each Fund commenced operations on December 8, 2009, and did not have a full calendar quarter of information as of December 31, 2009. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays 1-3 Year Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.14%
Greater than 4.5% and Less than 5.0%	2	0.29
Greater than 4.0% and Less than 4.5%	12	1.73
Greater than 3.5% and Less than 4.0%	8	1.15
Greater than 3.0% and Less than 3.5%	32	4.61
Greater than 2.5% and Less than 3.0%	46	6.63
Greater than 2.0% and Less than 2.5%	65	9.37
Greater than 1.5% and Less than 2.0%	57	8.21
Greater than 1.0% and Less than 1.5%	62	8.93
Greater than 0.5% and Less than 1.0%	171	24.64
Between 0.5% and –0.5%	231	33.29
Less than –0.5% and Greater than –1.0%	1	0.14
Less than –1.0% and Greater than –1.5%	2	0.29
Less than –1.5%	4	0.58

	694	100.00%

SUPPLEMENTAL INFORMATION	199

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Intermediate Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.14%
Greater than 5.5% and Less than 6.0%	1	0.14
Greater than 5.0% and Less than 5.5%	4	0.58
Greater than 4.5% and Less than 5.0%	4	0.58
Greater than 4.0% and Less than 4.5%	4	0.58
Greater than 3.5% and Less than 4.0%	14	2.02
Greater than 3.0% and Less than 3.5%	29	4.18
Greater than 2.5% and Less than 3.0%	26	3.75
Greater than 2.0% and Less than 2.5%	46	6.63
Greater than 1.5% and Less than 2.0%	81	11.67
Greater than 1.0% and Less than 1.5%	113	16.28
Greater than 0.5% and Less than 1.0%	176	25.36
Between 0.5% and –0.5%	184	26.52
Less than –0.5% and Greater than –1.0%	3	0.43
Less than –1.0% and Greater than –1.5%	3	0.43
Less than –1.5% and Greater than –2.0%	1	0.14
Less than –2.0% and Greater than –2.5%	1	0.14
Less than –2.5% and Greater than –3.0%	2	0.29
Less than –3.0%	1	0.14

	694	100.00%

iShares Barclays Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.29%
Greater than 4.0% and Less than 4.5%	1	0.14
Greater than 3.5% and Less than 4.0%	2	0.29
Greater than 3.0% and Less than 3.5%	6	0.86
Greater than 2.5% and Less than 3.0%	39	5.62
Greater than 2.0% and Less than 2.5%	73	10.52
Greater than 1.5% and Less than 2.0%	78	11.24
Greater than 1.0% and Less than 1.5%	139	20.03
Greater than 0.5% and Less than 1.0%	187	26.95
Between 0.5% and –0.5%	157	22.62
Less than –0.5% and Greater than –1.0%	4	0.58
Less than –1.0% and Greater than –1.5%	2	0.29
Less than –1.5% and Greater than –2.0%	1	0.14
Less than –2.0% and Greater than –2.5%	1	0.14
Less than –2.5%	2	0.29

	694	100.00%

200	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Intermediate Government/Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.29%
Greater than 2.5% and Less than 3.0%	1	0.14
Greater than 2.0% and Less than 2.5%	14	2.02
Greater than 1.5% and Less than 2.0%	18	2.59
Greater than 1.0% and Less than 1.5%	35	5.04
Greater than 0.5% and Less than 1.0%	158	22.77
Between 0.5% and –0.5%	458	66.00
Less than –0.5% and Greater than –1.0%	2	0.29
Less than –1.0% and Greater than –1.5%	3	0.43
Less than –1.5% and Greater than –2.0%	1	0.14
Less than –2.0%	2	0.29

	694	100.00%

iShares Barclays Government/Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.14%
Greater than 4.0% and Less than 4.5%	2	0.29
Greater than 3.5% and Less than 4.0%	1	0.14
Greater than 3.0% and Less than 3.5%	1	0.14
Greater than 2.5% and Less than 3.0%	1	0.14
Greater than 2.0% and Less than 2.5%	4	0.58
Greater than 1.5% and Less than 2.0%	19	2.74
Greater than 1.0% and Less than 1.5%	37	5.33
Greater than 0.5% and Less than 1.0%	207	29.83
Between 0.5% and –0.5%	406	58.50
Less than –0.5% and Greater than –1.0%	7	1.01
Less than –1.0% and Greater than –1.5%	2	0.29
Less than –1.5% and Greater than –2.0%	4	0.58
Less than –2.0%	2	0.29

	694	100.00%

SUPPLEMENTAL INFORMATION	201

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays MBS Bond Fund

Period Covered: April 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.29%
Greater than 1.0% and Less than 1.5%	1	0.14
Greater than 0.5% and Less than 1.0%	24	3.46
Between 0.5% and –0.5%	660	95.11
Less than –0.5% and Greater than –1.0%	5	0.72
Less than –1.0% and Greater than –1.5%	1	0.14
Less than –1.5% and Greater than –2.0%	1	0.14

	694	100.00%

iShares Barclays Agency Bond Fund

Period Covered: January 1, 2009 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.40%
Greater than 0.5% and Less than 1.0%	18	7.14
Between 0.5% and –0.5%	233	92.46

	252	100.00%

iShares Barclays Aggregate Bond Fund

Period Covered: January 1, 2005 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.32
Greater than 1.5% and Less than 2.0%	4	0.32
Greater than 1.0% and Less than 1.5%	8	0.64
Greater than 0.5% and Less than 1.0%	173	13.75
Between 0.5% and –0.5%	1,033	82.10
Less than –0.5% and Greater than –1.0%	11	0.87
Less than –1.0% and Greater than –1.5%	8	0.64
Less than –1.5% and Greater than –2.0%	4	0.32
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	2	0.16
Less than –3.5% and Greater than –4.0%	2	0.16
Less than –4.0%	3	0.24

	1,258	100.00%

202	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBoxx $ High Yield Corporate Bond Fund

Period Covered: July 1, 2007 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	17	2.69%
Greater than 5.5% and Less than 6.0%	2	0.32
Greater than 5.0% and Less than 5.5%	4	0.63
Greater than 4.5% and Less than 5.0%	8	1.27
Greater than 4.0% and Less than 4.5%	14	2.22
Greater than 3.5% and Less than 4.0%	26	4.12
Greater than 3.0% and Less than 3.5%	36	5.71
Greater than 2.5% and Less than 3.0%	51	8.08
Greater than 2.0% and Less than 2.5%	66	10.46
Greater than 1.5% and Less than 2.0%	100	15.85
Greater than 1.0% and Less than 1.5%	128	20.29
Greater than 0.5% and Less than 1.0%	87	13.79
Between 0.5% and –0.5%	61	9.66
Less than –0.5% and Greater than –1.0%	12	1.90
Less than –1.0% and Greater than –1.5%	4	0.63
Less than –1.5% and Greater than –2.0%	4	0.63
Less than –2.0% and Greater than –2.5%	1	0.16
Less than –2.5% and Greater than –3.0%	4	0.63
Less than –3.0% and Greater than –3.5%	3	0.48
Less than –3.5% and Greater than –4.0%	1	0.16
Less than –4.0%	2	0.32

	631	100.00%

iShares iBoxx $ Investment Grade Corporate Bond Fund

Period Covered: January 1, 2005 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	4	0.32
Greater than 3.5% and Less than 4.0%	7	0.56
Greater than 3.0% and Less than 3.5%	19	1.51
Greater than 2.5% and Less than 3.0%	39	3.10
Greater than 2.0% and Less than 2.5%	57	4.53
Greater than 1.5% and Less than 2.0%	56	4.45
Greater than 1.0% and Less than 1.5%	83	6.60
Greater than 0.5% and Less than 1.0%	302	24.01
Between 0.5% and –0.5%	653	51.89
Less than –0.5% and Greater than –1.0%	18	1.43
Less than –1.0% and Greater than –1.5%	4	0.32
Less than –1.5% and Greater than –2.0%	4	0.32
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	4	0.32
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	4	0.32

	1,258	100.00%

SUPPLEMENTAL INFORMATION	203

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares JPMorgan USD Emerging Markets Bond Fund

Period Covered: January 1, 2008 through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	16	3.17%
Greater than 5.5% and Less than 6.0%	3	0.60
Greater than 5.0% and Less than 5.5%	1	0.20
Greater than 4.5% and Less than 5.0%	3	0.60
Greater than 4.0% and Less than 4.5%	6	1.19
Greater than 3.5% and Less than 4.0%	4	0.79
Greater than 3.0% and Less than 3.5%	6	1.19
Greater than 2.5% and Less than 3.0%	16	3.17
Greater than 2.0% and Less than 2.5%	30	5.95
Greater than 1.5% and Less than 2.0%	86	17.06
Greater than 1.0% and Less than 1.5%	150	29.76
Greater than 0.5% and Less than 1.0%	116	23.02
Between 0.5% and –0.5%	46	9.12
Less than –0.5% and Greater than –1.0%	6	1.19
Less than –1.0% and Greater than –1.5%	2	0.40
Less than –1.5% and Greater than –2.0%	2	0.40
Less than –2.0% and Greater than –2.5%	2	0.40
Less than –2.5% and Greater than –3.0%	3	0.60
Less than –3.0% and Greater than –3.5%	1	0.20
Less than –3.5%	5	0.99

	504	100.00%

204	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III* and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 197 portfolios within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock Inc., 400 Howard Street, San Francisco, California 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY10055. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

*	Prior to December 1, 2009, BlackRock Funds III was known as Barclays Global Investors Funds.

Interested Trustees and Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.

TRUSTEE AND OFFICER INFORMATION	205

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Interested Trustees and Officers (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
**Lee T. Kranefuss (48)	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BTC (since 2009); Director, President and Chief Executive Officer of BlackRock Asset Management International, Inc. (since 2009); Global Chief Executive Officer, iShares/Intermediary Groups of BGI (2008-2009); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (2005-2009); Director and Chairman of Barclays Global Investors Services (2005-2009); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005).	Director of iShares, Inc. (since 2003).

**	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BFA, BTC and BlackRock Investors Services, an affiliate of BFA and BTC.

Independent Trustees
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Lead Independent Director of iShares, Inc. (since 2006); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

206	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Advisory Board Member of Forward Funds (2009); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

Robert H. Silver (54)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parent giving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

Darrell Duffie (55)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp (since 2008).

TRUSTEE AND OFFICER INFORMATION	207

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Michael A. Latham (44)	President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).

Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Ira P. Shapiro (46)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

208	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	209

Notes:

210	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	211

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

212	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Country Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	213

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2350-0310

214	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, iBoxx® or J.P. Morgan Securities Inc., nor are they sponsored, endorsed, or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BofA Merrill Lynch® is a servicemark of Merrill Lynch & Co., Inc., which is wholly-owned by Bank of America Corporation, and is licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company. N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iShares BlackRock

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 28, 2010, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d), and 4(g) are for the twenty-six series of the Registrant for which the fiscal year-end is February 28, 2010 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $318,891 for the fiscal year ended February 28, 2009 and $340,926 for the fiscal year ended February 28, 2010.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2009 and February 28, 2010 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $147,120 for the fiscal year ended February 28, 2009 and $154,700 for the fiscal year ended February 28, 2010.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 28, 2009 and February 28, 2010 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2010 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,865,679 for the fiscal year ended February 28, 2009 and $4,087,649 for the fiscal year ended February 28, 2010.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Darrell Duffie.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)

Date: April 23, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 23, 2010